UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-21993

        Oppenheimer ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Advisors, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report	12/31/2018

Oppenheimer
ETF Trust

Revenue Weighted ETFs:
Oppenheimer S&P 500 Revenue ETF
Oppenheimer S&P MidCap 400 Revenue ETF
Oppenheimer S&P SmallCap 600 Revenue ETF
Oppenheimer S&P Financials Revenue ETF
Oppenheimer S&P Ultra Dividend Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Oppenheimer International Ultra Dividend Revenue ETF
Oppenheimer Emerging Markets Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer Global Revenue ETF

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by contacting their financial intermediary.
Would you prefer to receive materials like this electronically? See inside front cover for details.

Important Update
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

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Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

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1    OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 for the entire six-month period from July 1, 2018 to December 31, 2018.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2    OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2018	Ending Account Value 12/31/2018	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer S&P 500 Revenue ETF
Actual	$1,000.00	$927.40	0.39%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer S&P MidCap 400 Revenue ETF
Actual	$1,000.00	$845.40	0.39%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer S&P SmallCap 600 Revenue ETF
Actual	$1,000.00	$791.10	0.39%	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer S&P Financials Revenue ETF
Actual	$1,000.00	$909.00	0.45%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
Oppenheimer S&P Ultra Dividend Revenue ETF
Actual	$1,000.00	$896.10	0.39%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Actual	$1,000.00	$915.80	0.46%	$1.77	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
Oppenheimer International Ultra Dividend Revenue ETF
Actual	$1,000.00	$873.90	0.42%	$1.58	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14
Oppenheimer Emerging Markets Revenue ETF
Actual	$1,000.00	$959.10	0.46%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	0.46%	$2.35
Oppenheimer Global Revenue ETF
Actual	$1,000.00	$909.10	0.43%	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19
Oppenheimer International Revenue ETF
Actual	$1,000.00	$884.60	0.42%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14
[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
[2]	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 145/365 (to reflect the period from August 9, 2018 (commencement of operations) to December 31, 2018).

3    OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited

Oppenheimer S&P 500
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.9%
Banks	4.7
Capital Goods	8.2
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.6
Consumer Services	1.2
Diversified Financials	5.1
Energy	8.6
Food & Staples Retailing	8.3
Food, Beverage & Tobacco	3.3
Health Care Equipment & Services	12.1
Household & Personal Products	1.1
Insurance	4.3
Materials	3.1
Media & Entertainment	4.3
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	3.7
Real Estate	0.9
Retailing	7.3
Semiconductors & Semiconductor Equipment	2.0
Software & Services	4.0
Technology Hardware & Equipment	4.2
Telecommunication Services	2.7
Transportation	3.1
Utilities	2.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer S&P MidCap 400
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.0%
Banks	2.9
Capital Goods	11.2
Commercial & Professional Services	3.8
Consumer Durables & Apparel	3.5
Consumer Services	3.6
Diversified Financials	1.9
Energy	8.4
Food & Staples Retailing	1.0
Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	5.1
Household & Personal Products	0.5
Insurance	5.9
Materials	9.2
Media & Entertainment	1.9
Money Market Fund	1.5
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Real Estate	3.3
Retailing	7.9
Semiconductors & Semiconductor Equipment	1.2
Software & Services	3.3
Technology Hardware & Equipment	12.4
Telecommunication Services	0.3
Transportation	3.3
Utilities	2.7
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

Oppenheimer S&P
SmallCap 600 Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.5%
Banks	2.9
Capital Goods	11.5
Commercial & Professional Services	6.4
Consumer Durables & Apparel	4.8
Consumer Services	1.2
Diversified Financials	2.0
Energy	4.9
Food & Staples Retailing	2.8
Food, Beverage & Tobacco	2.9
Health Care Equipment & Services	7.5
Household & Personal Products	1.1
Insurance	2.7
Materials	5.8
Media & Entertainment	1.0
Money Market Fund	5.7
Pharmaceuticals, Biotechnology & Life Sciences	1.3
Real Estate	1.5
Retailing	18.5
Semiconductors & Semiconductor Equipment	1.6
Software & Services	2.5
Technology Hardware & Equipment	7.8
Telecommunication Services	1.6
Transportation	3.2
Utilities	0.9
Total Investments	105.6
Liabilities in Excess of Other Assets	(5.6)
Net Assets	100.0%

Oppenheimer S&P Financials Revenue ETF

Industry	% of Net Assets
Banks	33.4%
Capital Markets	14.2
Consumer Finance	5.9
Diversified Financial Services	16.0
Insurance	30.4
Money Market Fund	0.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

4    OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited Continued

Oppenheimer S&P Ultra Dividend
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	6.0%
Banks	0.7
Capital Goods	3.4
Commercial & Professional Services	1.2
Consumer Durables & Apparel	2.9
Consumer Services	2.3
Diversified Financials	1.5
Energy	16.7
Food, Beverage & Tobacco	13.7
Health Care Equipment & Services	0.9
Insurance	1.3
Materials	4.8
Media & Entertainment	0.4
Money Market Fund	0.2
Real Estate	6.2
Semiconductors & Semiconductor Equipment	4.0
Software & Services	6.0
Technology Hardware & Equipment	1.4
Telecommunication Services	5.4
Utilities	20.9
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

Oppenheimer Emerging Markets
Ultra Dividend Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.5%
Banks	9.6
Capital Goods	4.0
Consumer Durables & Apparel	0.0
Consumer Services	0.4
Diversified Financials	9.2
Energy	17.6
Food & Staples Retailing	0.2
Food, Beverage & Tobacco	0.3
Health Care Equipment & Services	0.1
Insurance	1.3
Materials	16.2
Media & Entertainment	0.4
Real Estate	4.5
Retailing	0.3
Software & Services	0.7
Technology Hardware & Equipment	8.8
Telecommunication Services	8.6
Transportation	2.6
Utilities	12.3
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

Oppenheimer International
Ultra Dividend Revenue ETF

Industry	% of Net Assets
Automobiles & Components	7.4%
Banks	14.2
Capital Goods	1.4
Commercial & Professional Services	1.1
Consumer Durables & Apparel	0.5
Diversified Financials	2.2
Energy	18.8
Food & Staples Retailing	0.8
Food, Beverage & Tobacco	2.7
Insurance	18.4
Materials	5.4
Media & Entertainment	0.5
Money Market Fund	1.7
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Real Estate	1.3
Retailing	1.2
Semiconductors & Semiconductor Equipment	0.0
Technology Hardware & Equipment	0.1
Telecommunication Services	9.6
Transportation	1.5
Utilities	11.8
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

5    OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited Continued

Oppenheimer Emerging Markets
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	5.0%
Banks	13.3
Capital Goods	9.3
Commercial & Professional Services	0.1
Consumer Durables & Apparel	1.4
Consumer Services	0.4
Diversified Financials	1.1
Energy	16.6
Food & Staples Retailing	3.0
Food, Beverage & Tobacco	3.6
Health Care Equipment & Services	0.5
Household & Personal Products	0.5
Insurance	3.6
Materials	8.3
Media & Entertainment	1.3
Money Market Fund	0.1
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Real Estate	4.1
Retailing	3.2
Semiconductors & Semiconductor Equipment	1.4
Software & Services	0.9
Technology Hardware & Equipment	10.1
Telecommunication Services	5.3
Transportation	2.0
Utilities	3.9
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

Oppenheimer International
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	12.3%
Banks	7.6
Capital Goods	12.6
Commercial & Professional Services	1.4
Consumer Durables & Apparel	2.9
Consumer Services	1.0
Diversified Financials	2.9
Energy	8.1
Food & Staples Retailing	4.2
Food, Beverage & Tobacco	3.9
Health Care Equipment & Services	1.4
Household & Personal Products	1.4
Insurance	7.2
Materials	8.3
Media & Entertainment	0.8
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate	1.4
Retailing	1.6
Semiconductors & Semiconductor Equipment	0.4
Software & Services	1.1
Technology Hardware & Equipment	2.4
Telecommunication Services	4.8
Transportation	3.2
Utilities	6.3
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Oppenheimer Global Revenue ETF

Industry	% of Net Assets
Automobiles & Components	7.4%
Banks	7.6
Capital Goods	10.4
Commercial & Professional Services	0.8
Consumer Durables & Apparel	2.0
Consumer Services	0.9
Diversified Financials	3.2
Energy	10.3
Food & Staples Retailing	5.6
Food, Beverage & Tobacco	4.1
Health Care Equipment & Services	4.3
Household & Personal Products	1.0
Insurance	5.6
Materials	6.4
Media & Entertainment	1.9
Money Market Fund	0.7
Pharmaceuticals, Biotechnology & Life Sciences	2.5
Real Estate	2.0
Retailing	3.8
Semiconductors & Semiconductor Equipment	0.9
Software & Services	2.6
Technology Hardware & Equipment	4.8
Telecommunication Services	4.4
Transportation	2.6
Utilities	4.5
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

6    OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.9%
Aptiv PLC	17,108	$1,053,340
BorgWarner, Inc.	24,124	838,068
Ford Motor Co.	1,492,468	11,417,380
General Motors Co.	331,713	11,095,800
Goodyear Tire & Rubber Co. (The)	59,749	1,219,477
Harley-Davidson, Inc.[1]	13,235	451,578
Total Automobiles & Components		26,075,643

Banks—4.7%
Bank of America Corp.	347,210	8,555,254
BB&T Corp.	22,244	963,610
Citigroup, Inc.	137,518	7,159,187
Citizens Financial Group, Inc.	18,805	559,073
Comerica, Inc.	3,972	272,837
Fifth Third Bancorp	24,398	574,085
Huntington Bancshares, Inc.	32,959	392,871
JPMorgan Chase & Co.	99,883	9,750,578
KeyCorp	37,527	554,649
M&T Bank Corp.	3,324	475,764
People’s United Financial, Inc.[1]	9,493	136,984
PNC Financial Services Group, Inc. (The)	12,993	1,519,012
Regions Financial Corp.	37,241	498,285
SunTrust Banks, Inc.	15,344	773,951
SVB Financial Group[2]	1,029	195,428
U.S. Bancorp	41,328	1,888,690
Wells Fargo & Co.	171,266	7,891,937
Zions Bancorp NA	5,609	228,511
Total Banks		42,390,706

Capital Goods—8.2%
3M Co.	13,256	2,525,798
A.O. Smith Corp.	6,020	257,054
Allegion PLC	2,436	194,174
AMETEK, Inc.	5,306	359,216
Arconic, Inc.	55,443	934,769
Boeing Co. (The)	24,535	7,912,538
Caterpillar, Inc.	33,301	4,231,558
Cummins, Inc.	13,688	1,829,264
Deere & Co.	20,172	3,009,057
Dover Corp.	7,769	551,211
Eaton Corp. PLC	23,985	1,646,810
Emerson Electric Co.	22,815	1,363,196
Fastenal Co.[1]	7,094	370,945
Flowserve Corp.	7,358	279,751
Fluor Corp.	46,700	1,503,740
Fortive Corp.	8,338	564,149
	Shares	Value
Capital Goods (Continued)
Fortune Brands Home & Security, Inc.	10,681	$405,771
General Dynamics Corp.	15,986	2,513,159
General Electric Co.	1,353,202	10,243,739
Harris Corp.	3,364	452,963
Honeywell International, Inc.	25,264	3,337,880
Huntington Ingalls Industries, Inc.	3,187	606,518
Illinois Tool Works, Inc.	8,959	1,135,016
Ingersoll-Rand PLC	12,702	1,158,804
Jacobs Engineering Group, Inc.	20,224	1,182,295
Johnson Controls International PLC	77,813	2,307,155
L3 Technologies, Inc.	4,158	722,078
Lockheed Martin Corp.	15,009	3,929,957
Masco Corp.	21,976	642,578
Northrop Grumman Corp.	8,618	2,110,548
PACCAR, Inc.	31,762	1,814,881
Parker-Hannifin Corp.	7,568	1,128,692
Pentair PLC	8,148	307,831
Quanta Services, Inc.	27,580	830,158
Raytheon Co.	12,349	1,893,719
Rockwell Automation, Inc.	3,365	506,365
Roper Technologies, Inc.	1,456	388,053
Snap-on, Inc.[1]	2,196	319,057
Stanley Black & Decker, Inc.	9,208	1,102,566
Textron, Inc.	22,809	1,048,986
TransDigm Group, Inc.[2]	873	296,872
United Rentals, Inc.[2]	5,736	588,112
United Technologies Corp.	43,164	4,596,103
W.W. Grainger, Inc.[1]	3,089	872,210
Xylem, Inc.	6,166	411,396
Total Capital Goods		74,386,692

Commercial & Professional Services—0.5%
Cintas Corp.	3,062	514,385
Copart, Inc.[1,2]	3,046	145,538
Equifax, Inc.	2,786	259,460
IHS Markit Ltd.[2]	6,308	302,595
Nielsen Holdings PLC	20,389	475,675
Republic Services, Inc.	10,725	773,165
Robert Half International, Inc.	7,770	444,444
Rollins, Inc.	3,878	139,996
Verisk Analytics, Inc.[2]	1,639	178,717
Waste Management, Inc.	12,798	1,138,894
Total Commercial & Professional Services		4,372,869

7     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Consumer Durables & Apparel—1.6%
D.R. Horton, Inc.	35,860	$1,242,907
Garmin Ltd.	4,022	254,673
Hanesbrands, Inc.[1]	39,007	488,758
Hasbro, Inc.	4,503	365,869
Leggett & Platt, Inc.[1]	9,206	329,943
Lennar Corp., Class A	35,254	1,380,194
Mattel, Inc.[1,2]	30,898	308,671
Michael Kors Holdings Ltd.[2]	10,602	402,028
Mohawk Industries, Inc.[2]	6,710	784,802
Newell Brands, Inc.[1]	40,339	749,902
NIKE, Inc., Class B	40,681	3,016,089
PulteGroup, Inc.[1]	30,796	800,388
PVH Corp.	8,222	764,235
Ralph Lauren Corp.	4,876	504,471
Tapestry, Inc.	13,677	461,599
Under Armour, Inc., Class A1,2	10,778	190,447
Under Armour, Inc., Class C1,2	11,545	186,683
VF Corp.	14,056	1,002,755
Whirlpool Corp.	14,752	1,576,546
Total Consumer Durables & Apparel		14,810,960

Consumer Services—1.2%
Carnival Corp.	26,284	1,295,801
Chipotle Mexican Grill, Inc.[2]	823	355,363
Darden Restaurants, Inc.	6,301	629,218
H&R Block, Inc.[1]	9,299	235,916
Hilton Worldwide Holdings, Inc.	9,811	704,430
Marriott International, Inc., Class A	15,659	1,699,941
McDonald’s Corp.	9,169	1,628,139
MGM Resorts International	33,856	821,346
Norwegian Cruise Line Holdings Ltd.[2]	9,858	417,881
Royal Caribbean Cruises Ltd.	6,785	663,505
Starbucks Corp.	29,974	1,930,326
Wynn Resorts Ltd.	4,987	493,264
Yum! Brands, Inc.	4,927	452,890
Total Consumer Services		11,328,020

Diversified Financials—5.1%
Affiliated Managers Group, Inc.	2,053	200,044
American Express Co.	31,484	3,001,055
Ameriprise Financial, Inc.	9,028	942,252
Bank of New York Mellon Corp. (The)	29,955	1,409,982
	Shares	Value
Diversified Financials (Continued)
Berkshire Hathaway, Inc., Class B2	96,578	$19,719,296
BlackRock, Inc.	2,967	1,165,497
Capital One Financial Corp.	32,289	2,440,726
Cboe Global Markets, Inc.	2,078	203,291
Charles Schwab Corp. (The)	19,994	830,351
CME Group, Inc.	1,681	316,230
Discover Financial Services	16,000	943,680
E*TRADE Financial Corp.	5,277	231,555
Franklin Resources, Inc.	15,828	469,458
Goldman Sachs Group, Inc. (The)	22,098	3,691,471
Intercontinental Exchange, Inc.	6,204	467,347
Invesco Ltd.	25,466	426,301
Jefferies Financial Group, Inc.	39,678	688,810
Moody’s Corp.	2,480	347,299
Morgan Stanley	98,850	3,919,402
MSCI, Inc.	740	109,098
Nasdaq, Inc.	3,812	310,945
Northern Trust Corp.	5,923	495,104
Raymond James Financial, Inc.	7,945	591,187
S&P Global, Inc.	2,997	509,310
State Street Corp.	15,332	966,989
Synchrony Financial	48,143	1,129,435
T. Rowe Price Group, Inc.	4,615	426,057
Total Diversified Financials		45,952,172

Energy—8.6%
Anadarko Petroleum Corp.	19,972	875,573
Apache Corp.[1]	19,073	500,666
Baker Hughes a GE Co.[1]	82,646	1,776,889
Cabot Oil & Gas Corp.[1]	6,466	144,515
Chevron Corp.	108,598	11,814,376
Cimarex Energy Co.	2,616	161,276
Concho Resources, Inc.[2]	2,660	273,421
ConocoPhillips	42,806	2,668,954
Devon Energy Corp.	41,386	932,840
Diamondback Energy, Inc.	1,664	154,253
EOG Resources, Inc.	12,950	1,129,370
Exxon Mobil Corp.	293,144	19,989,489
Halliburton Co.	65,569	1,742,824
Helmerich & Payne, Inc.	3,366	161,366
Hess Corp.	9,959	403,340
HollyFrontier Corp.	25,448	1,300,902
Kinder Morgan, Inc.	69,622	1,070,786
Marathon Oil Corp.	30,239	433,627
Marathon Petroleum Corp.	109,966	6,489,094
National Oilwell Varco, Inc.	23,823	612,251

8     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
Newfield Exploration Co.[2]	13,364	$195,916
Noble Energy, Inc.	16,552	310,516
Occidental Petroleum Corp.	20,170	1,238,035
ONEOK, Inc.	17,651	952,272
Phillips 66	100,075	8,621,461
Pioneer Natural Resources Co.	5,169	679,827
Schlumberger Ltd.	66,500	2,399,320
TechnipFMC PLC	50,838	995,408
Valero Energy Corp.	124,586	9,340,212
Williams Cos., Inc. (The)	29,432	648,976
Total Energy		78,017,755

Food & Staples Retailing—8.3%
Costco Wholesale Corp.	54,395	11,080,806
Kroger Co. (The)	334,598	9,201,445
Sysco Corp.	72,499	4,542,787
Walgreens Boots Alliance, Inc.	133,020	9,089,257
Walmart, Inc.	442,729	41,240,206
Total Food & Staples Retailing		75,154,501

Food, Beverage & Tobacco—3.3%
Altria Group, Inc.	29,386	1,451,375
Archer-Daniels-Midland Co.	115,530	4,733,264
Brown-Forman Corp., Class B	5,552	264,164
Campbell Soup Co.	18,649	615,230
Coca-Cola Co. (The)	51,499	2,438,478
Conagra Brands, Inc.	21,124	451,209
Constellation Brands, Inc., Class A	3,457	555,955
General Mills, Inc.	34,055	1,326,102
Hershey Co. (The)	5,683	609,104
Hormel Foods Corp.[1]	16,964	724,024
JM Smucker Co. (The)[1]	5,917	553,180
Kellogg Co.[1]	17,643	1,005,827
Kraft Heinz Co. (The)	43,817	1,885,884
Lamb Weston Holdings, Inc.	3,683	270,921
McCormick & Co., Inc.	2,825	393,353
Molson Coors Brewing Co., Class B	13,966	784,331
Mondelez International, Inc., Class A	47,539	1,902,986
Monster Beverage Corp.[2]	5,556	273,466
PepsiCo, Inc.	45,061	4,978,339
Philip Morris International, Inc.	29,219	1,950,660
Tyson Foods, Inc., Class A	57,359	3,062,971
Total Food, Beverage & Tobacco		30,230,823
	Shares	Value
Health Care Equipment & Services—12.1%
Abbott Laboratories	34,044	$2,462,403
ABIOMED, Inc.[2]	177	57,532
Align Technology, Inc.[2]	679	142,203
AmerisourceBergen Corp.	169,101	12,581,114
Anthem, Inc.	26,461	6,949,452
Baxter International, Inc.	13,340	878,039
Becton Dickinson and Co.	5,471	1,232,726
Boston Scientific Corp.[2]	21,400	756,276
Cardinal Health, Inc.	221,605	9,883,583
Centene Corp.[2]	35,413	4,083,119
Cerner Corp.[2]	7,535	395,135
Cigna Corp.	17,408	3,306,127
Cooper Cos., Inc. (The)	774	196,983
CVS Health Corp.	207,980	13,626,850
Danaher Corp.	15,476	1,595,885
DaVita, Inc.[2]	15,517	798,505
DENTSPLY SIRONA, Inc.	8,611	320,415
Edwards Lifesciences Corp.[2]	1,794	274,787
HCA Healthcare, Inc.	28,734	3,575,946
Henry Schein, Inc.[1,2]	12,936	1,015,735
Hologic, Inc.[2]	6,075	249,683
Humana, Inc.	14,774	4,232,456
IDEXX Laboratories, Inc.[2]	907	168,720
Intuitive Surgical, Inc.[2]	580	277,774
Laboratory Corp. of America Holdings[2]	6,538	826,142
McKesson Corp.	143,722	15,876,969
Medtronic PLC	25,680	2,335,853
Quest Diagnostics, Inc.	7,072	588,885
ResMed, Inc.	1,690	192,440
Stryker Corp.	6,317	990,190
UnitedHealth Group, Inc.	65,934	16,425,478
Universal Health Services, Inc., Class B	6,970	812,423
Varian Medical Systems, Inc.[2]	1,942	220,048
WellCare Health Plans, Inc.[2]	6,247	1,474,854
Zimmer Biomet Holdings, Inc.	5,767	598,153
Total Health Care Equipment & Services		109,402,883

Household & Personal Products—1.1%
Church & Dwight Co., Inc.	4,733	311,242
Clorox Co. (The)	2,976	458,721
Colgate-Palmolive Co.	18,993	1,130,463
Coty, Inc., Class A1	99,632	653,586
Estee Lauder Cos., Inc., (The), Class A	8,166	1,062,397

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Household & Personal Products (Continued)
Kimberly-Clark Corp.	12,483	$1,422,313
Procter & Gamble Co. (The)	55,312	5,084,279
Total Household & Personal Products		10,123,001

Insurance—4.3%
Aflac, Inc.	39,539	1,801,397
Allstate Corp. (The)	39,855	3,293,219
American International Group, Inc.	102,536	4,040,944
Aon PLC	5,617	816,487
Arthur J. Gallagher & Co.	7,215	531,746
Assurant, Inc.	6,448	576,709
Brighthouse Financial, Inc.[2]	21,258	647,944
Chubb Ltd.	20,413	2,636,951
Cincinnati Financial Corp.	6,091	471,565
Everest Re Group Ltd.	2,670	581,419
Hartford Financial Services Group, Inc. (The)	35,861	1,594,021
Lincoln National Corp.	22,875	1,173,716
Loews Corp.	24,846	1,130,990
Marsh & McLennan Cos., Inc.	14,223	1,134,284
MetLife, Inc.	139,427	5,724,873
Principal Financial Group, Inc.	24,955	1,102,262
Progressive Corp. (The)	39,716	2,396,066
Prudential Financial, Inc.	58,961	4,808,270
Torchmark Corp.	4,415	329,050
Travelers Cos., Inc. (The)	19,681	2,356,800
Unum Group	30,865	906,814
Willis Towers Watson PLC	4,221	641,001
Total Insurance		38,696,528

Materials—3.1%
Air Products & Chemicals, Inc.	4,550	728,228
Albemarle Corp.	3,087	237,915
Avery Dennison Corp.	6,189	555,958
Ball Corp.[1]	19,119	879,092
CF Industries Holdings, Inc.	8,283	360,393
DowDuPont, Inc.	129,850	6,944,378
Eastman Chemical Co.	11,203	819,051
Ecolab, Inc.	7,469	1,100,557
FMC Corp.	4,603	340,438
Freeport-McMoRan, Inc.	150,324	1,549,840
International Flavors & Fragrances, Inc.	2,117	284,250
International Paper Co.	42,069	1,697,905
Linde PLC	6,030	940,921
LyondellBasell Industries NV, Class A	37,787	3,142,367
	Shares	Value
Materials (Continued)
Martin Marietta Materials, Inc.[1]	1,900	$326,553
Mosaic Co. (The)	23,462	685,325
Newmont Mining Corp.	17,005	589,223
Nucor Corp.	33,529	1,737,137
Packaging Corp. of America	5,896	492,080
PPG Industries, Inc.	12,196	1,246,797
Sealed Air Corp.	10,974	382,334
Sherwin-Williams Co. (The)	3,584	1,410,161
Vulcan Materials Co.	3,394	335,327
WestRock Co.	29,077	1,097,948
Total Materials		27,884,178

Media & Entertainment—4.3%
Activision Blizzard, Inc.	11,896	553,997
Alphabet, Inc., Class A2	4,950	5,172,552
Alphabet, Inc., Class C2	4,951	5,127,305
CBS Corp., Class B	23,762	1,038,875
Charter Communications, Inc., Class A2	11,014	3,138,660
Comcast Corp., Class A	194,428	6,620,273
Discovery, Inc., Class A1,2	13,608	336,662
Discovery, Inc., Class C2	14,631	337,683
DISH Network Corp., Class A2	35,673	890,755
Electronic Arts, Inc.[2]	5,126	404,493
Facebook, Inc., Class A2	28,544	3,741,833
Interpublic Group of Cos., Inc. (The)	32,818	677,035
Netflix, Inc.[2]	4,426	1,184,663
News Corp., Class A	30,689	348,320
News Corp., Class B	30,172	348,487
Omnicom Group, Inc.	16,083	1,177,919
Take-Two Interactive Software, Inc.[2]	1,383	142,366
TripAdvisor, Inc.[2]	2,079	112,141
Twenty-First Century Fox, Inc., Class A	24,691	1,188,131
Twenty-First Century Fox, Inc., Class B	24,817	1,185,756
Twitter, Inc.[2]	6,331	181,953
Viacom, Inc., Class B	35,894	922,476
Walt Disney Co. (The)	42,020	4,607,493
Total Media & Entertainment		39,439,828

10     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.7%
AbbVie, Inc.	29,792	$2,746,524
Agilent Technologies, Inc.	5,617	378,923
Alexion Pharmaceuticals, Inc.[2]	2,867	279,131
Allergan PLC	8,570	1,145,466
Amgen, Inc.	9,647	1,877,981
Biogen, Inc.[2]	2,996	901,556
Bristol-Myers Squibb Co.	33,499	1,741,278
Celgene Corp.[2]	17,133	1,098,054
Eli Lilly & Co.	17,186	1,988,764
Gilead Sciences, Inc.	27,087	1,694,292
Illumina, Inc.[2]	787	236,045
Incyte Corp.[2]	2,145	136,401
IQVIA Holdings, Inc.[2]	6,911	802,851
Johnson & Johnson	48,452	6,252,731
Merck & Co., Inc.	43,293	3,308,018
Mettler-Toledo International, Inc.[2]	391	221,142
Mylan NV2	31,586	865,456
Nektar Therapeutics[2]	2,710	89,078
PerkinElmer, Inc.	2,525	198,339
Perrigo Co. PLC[1]	6,703	259,741
Pfizer, Inc.	96,543	4,214,102
Regeneron Pharmaceuticals, Inc.[2]	1,327	495,634
Thermo Fisher Scientific, Inc.	8,082	1,808,671
Vertex Pharmaceuticals, Inc.[2]	1,322	219,069
Waters Corp.[2]	999	188,461
Zoetis, Inc.	5,126	438,478
Total Pharmaceuticals, Biotechnology & Life Sciences		33,586,186

Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	839	96,686
American Tower Corp.	3,331	526,931
Apartment Investment & Management Co., Class A	1,673	73,411
AvalonBay Communities, Inc.	960	167,088
Boston Properties, Inc.	1,681	189,197
CBRE Group, Inc., Class A2	37,419	1,498,257
Crown Castle International Corp.	3,629	394,218
Digital Realty Trust, Inc.	2,067	220,239
Duke Realty Corp.	2,525	65,398
Equinix, Inc.	1,017	358,554
	Shares	Value
Real Estate (Continued)
Equity Residential	2,878	$189,977
Essex Property Trust, Inc.	426	104,459
Extra Space Storage, Inc.	961	86,951
Federal Realty Investment Trust	549	64,804
HCP, Inc.	5,057	141,242
Host Hotels & Resorts, Inc.	24,539	409,065
Iron Mountain, Inc.	9,403	304,751
Kimco Realty Corp.	5,756	84,325
Macerich Co. (The)	1,605	69,464
Mid-America Apartment Communities, Inc.	1,218	116,563
Prologis, Inc.	3,202	188,021
Public Storage	1,062	214,959
Realty Income Corp.	1,567	98,784
Regency Centers Corp.	1,414	82,974
SBA Communications Corp.[2]	840	135,988
Simon Property Group, Inc.	2,441	410,064
SL Green Realty Corp.	1,187	93,868
UDR, Inc.	1,947	77,140
Ventas, Inc.	4,709	275,900
Vornado Realty Trust	2,638	163,635
Welltower, Inc.	4,997	346,842
Weyerhaeuser Co.	25,264	552,271
Total Real Estate		7,802,026

Retailing—7.3%
Advance Auto Parts, Inc.	4,600	724,316
Amazon.com, Inc.[2]	11,031	16,568,231
AutoZone, Inc.[2]	1,022	856,783
Best Buy Co., Inc.	62,164	3,292,205
Booking Holdings, Inc.[2]	615	1,059,288
CarMax, Inc.[1,2]	22,975	1,441,222
Dollar General Corp.	18,943	2,047,359
Dollar Tree, Inc.[2]	21,208	1,915,507
eBay, Inc.[2]	28,886	810,830
Expedia Group, Inc.	7,351	828,090
Foot Locker, Inc.	12,673	674,204
Gap, Inc. (The)	49,826	1,283,518
Genuine Parts Co.	14,688	1,410,342
Home Depot, Inc. (The)	48,819	8,388,081
Kohl’s Corp.[1]	26,110	1,732,137
L Brands, Inc.	33,944	871,342
LKQ Corp.[2]	36,533	866,928
Lowe’s Cos., Inc.	60,386	5,577,251
Macy’s, Inc.[1]	66,546	1,981,740
Nordstrom, Inc.[1]	26,208	1,221,555
O’Reilly Automotive, Inc.[2]	2,147	739,277
Ross Stores, Inc.	14,951	1,243,923
Target Corp.	88,638	5,858,085

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Retailing (Continued)
Tiffany & Co.	4,270	$343,778
TJX Cos., Inc. (The)	67,996	3,042,141
Tractor Supply Co.	6,864	572,732
Ulta Beauty, Inc.[2]	2,028	496,536
Total Retailing		65,847,401

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.[1,2]	26,020	480,329
Analog Devices, Inc.	5,634	483,566
Applied Materials, Inc.	41,871	1,370,857
Broadcom, Inc.	6,297	1,601,201
Intel Corp.	115,591	5,424,686
KLA-Tencor Corp.	3,686	329,860
Lam Research Corp.	6,399	871,352
Maxim Integrated Products, Inc.	3,815	193,993
Microchip Technology, Inc.[1]	5,135	369,309
Micron Technology, Inc.[2]	70,401	2,233,824
NVIDIA Corp.	6,723	897,520
Qorvo, Inc.[2]	4,047	245,774
QUALCOMM, Inc.	31,258	1,778,893
Skyworks Solutions, Inc.	4,466	299,311
Texas Instruments, Inc.	13,296	1,256,472
Xilinx, Inc.	2,442	207,985
Total Semiconductors & Semiconductor Equipment		18,044,932

Software & Services—4.0%
Accenture PLC, Class A	21,197	2,988,989
Adobe, Inc.[2]	2,942	665,598
Akamai Technologies, Inc.[2]	3,246	198,266
Alliance Data Systems Corp.	3,590	538,787
ANSYS, Inc.[2]	621	88,766
Autodesk, Inc.[2]	1,438	184,941
Automatic Data Processing, Inc.	7,979	1,046,206
Broadridge Financial Solutions, Inc.	3,660	352,275
Cadence Design Systems, Inc.[2]	3,792	164,876
Citrix Systems, Inc.	2,146	219,879
Cognizant Technology Solutions Corp., Class A	18,504	1,174,634
DXC Technology Co.	31,786	1,690,062
Fidelity National Information Services, Inc.	6,500	666,575
Fiserv, Inc.[2]	6,016	442,116
FleetCor Technologies, Inc.[2]	1,072	199,092
Fortinet, Inc.[2]	1,857	130,788
Gartner, Inc.[1,2]	2,219	283,677
	Shares	Value
Software & Services (Continued)
Global Payments, Inc.	2,761	$284,742
International Business Machines Corp.	53,511	6,082,595
Intuit, Inc.	2,405	473,424
Jack Henry & Associates, Inc.	951	120,320
Mastercard, Inc., Class A	5,864	1,106,244
Microsoft Corp.	86,186	8,753,912
Oracle Corp.	67,727	3,057,874
Paychex, Inc.	4,116	268,157
PayPal Holdings, Inc.[2]	13,830	1,162,965
Red Hat, Inc.[2]	1,413	248,179
salesforce.com, Inc.[2]	7,240	991,663
Symantec Corp.	17,490	330,474
Synopsys, Inc.[2]	2,731	230,059
Total System Services, Inc.	4,013	326,217
VeriSign, Inc.[2]	620	91,940
Visa, Inc., Class A	12,087	1,594,759
Western Union Co. (The)	24,464	417,356
Total Software & Services		36,576,407

Technology Hardware & Equipment—4.2%
Amphenol Corp., Class A	7,543	611,134
Apple, Inc.	127,612	20,129,517
Arista Networks, Inc.[2]	726	152,968
Cisco Systems, Inc.	86,916	3,766,070
Corning, Inc.	27,461	829,597
F5 Networks, Inc.[2]	1,032	167,215
FLIR Systems, Inc.	3,344	145,598
Hewlett Packard Enterprise Co.	172,356	2,276,823
HP, Inc.	213,950	4,377,417
IPG Photonics Corp.[1,2]	997	112,950
Juniper Networks, Inc.	13,431	361,428
Keysight Technologies, Inc.[2]	4,995	310,090
Motorola Solutions, Inc.	4,411	507,441
NetApp, Inc.	7,942	473,899
Seagate Technology PLC[1]	23,722	915,432
TE Connectivity Ltd.	15,739	1,190,340
Western Digital Corp.	41,875	1,548,119
Xerox Corp.	32,551	643,208
Total Technology Hardware & Equipment		38,519,246

Telecommunication Services—2.7%
AT&T, Inc.	432,707	12,349,458
CenturyLink, Inc.	107,135	1,623,095
Verizon Communications, Inc.	182,003	10,232,209
Total Telecommunication Services		24,204,762

12     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation—3.1%
Alaska Air Group, Inc.[1]	10,376	$631,380
American Airlines Group, Inc.	108,061	3,469,839
C.H. Robinson Worldwide, Inc.	15,404	1,295,322
CSX Corp.	14,406	895,045
Delta Air Lines, Inc.	65,054	3,246,195
Expeditors International of Washington, Inc.	8,777	597,626
FedEx Corp.	29,206	4,711,804
JB Hunt Transport Services, Inc.	7,086	659,281
Kansas City Southern	2,223	212,185
Norfolk Southern Corp.	5,899	882,136
Southwest Airlines Co.	34,067	1,583,434
Union Pacific Corp.	12,519	1,730,501
United Continental Holdings, Inc.[2]	36,348	3,043,418
United Parcel Service, Inc., Class B	56,941	5,553,456
Total Transportation		28,511,622

Utilities—2.7%
AES Corp.	53,449	772,872
Alliant Energy Corp.	6,147	259,711
Ameren Corp.	7,123	464,633
American Electric Power Co., Inc.	16,022	1,197,484
American Water Works Co., Inc.	2,784	252,704
CenterPoint Energy, Inc.	27,285	770,256
CMS Energy Corp.	10,221	507,473
Consolidated Edison, Inc.	11,682	893,206
Dominion Energy, Inc.	13,703	979,216
DTE Energy Co.	9,169	1,011,341
Duke Energy Corp.	21,134	1,823,864
Edison International	17,093	970,370
Entergy Corp.	9,819	845,121
Evergy, Inc.	4,807	272,893
Eversource Energy	9,437	613,782
Exelon Corp.	60,517	2,729,317
FirstEnergy Corp.	24,678	926,659
NextEra Energy, Inc.	7,278	1,265,062
NiSource, Inc.	14,472	366,865
NRG Energy, Inc.	20,183	799,247
PG&E Corp.[2]	51,087	1,213,316
Pinnacle West Capital Corp.	3,201	272,725
PPL Corp.[1]	20,126	570,170
	Shares	Value
Utilities (Continued)
Public Service Enterprise Group, Inc.	13,480	$701,634
Sempra Energy	7,645	827,113
Southern Co. (The)	40,171	1,764,310
WEC Energy Group, Inc.	8,159	565,092
Xcel Energy, Inc.	17,056	840,349
Total Utilities		24,476,785

Total Common Stocks (Cost $923,482,081)		905,835,926
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $1,919,814)	1,919,814	1,919,814
Investment of Cash Collateral for Securities Loaned—0.0%[4]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $500,942)	500,942	500,942
Total Investments—100.1% (Cost $925,902,837)		908,256,682
Liabilities in Excess of Other Assets—(0.1)%		(1,152,753)
Net Assets—100.0%		$907,103,929

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $17,680,185; total value of the collateral held by the Fund was $17,951,433. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $17,450,491 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

4. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.0%
Adient PLC[1]	223,997	$3,373,395
Dana, Inc.	136,591	1,861,735
Delphi Technologies PLC[1]	79,356	1,136,378
Gentex Corp.	21,009	424,592
Thor Industries, Inc.	35,867	1,865,084
Visteon Corp.[1,2]	11,783	710,279
Total Automobiles & Components		9,371,463

Banks—2.9%
Associated Banc-Corp.	16,184	320,281
BancorpSouth Bank	7,518	196,521
Bank of Hawaii Corp.	2,286	153,894
Bank OZK[1]	12,360	282,179
Cathay General Bancorp	4,510	151,220
Chemical Financial Corp.	5,102	186,784
Commerce Bancshares, Inc.[1]	5,519	311,106
Cullen/Frost Bankers, Inc.	3,412	300,051
East West Bancorp, Inc.	8,905	387,635
F.N.B. Corp.[1]	31,785	312,765
First Horizon National Corp.[1]	38,502	506,686
Fulton Financial Corp.	14,152	219,073
Hancock Whitney Corp.	8,024	278,032
Home BancShares, Inc.[1]	10,677	174,462
International Bancshares Corp.	4,104	141,178
LendingTree, Inc.[1,2]	725	159,188
MB Financial, Inc.	6,407	253,910
New York Community Bancorp, Inc.[1]	42,613	400,988
PacWest Bancorp	9,044	300,984
Pinnacle Financial Partners, Inc.[1]	5,034	232,067
Prosperity Bancshares, Inc.	3,074	191,510
Signature Bank	3,589	368,985
Sterling Bancorp	17,230	284,467
Synovus Financial Corp.[1]	11,379	364,014
TCF Financial Corp.	19,102	372,298
Texas Capital Bancshares, Inc.[2]	5,274	269,449
Trustmark Corp.[1]	5,497	156,280
UMB Financial Corp.[1]	4,162	253,757
Umpqua Holdings Corp.	17,782	282,734
United Bankshares, Inc.[1]	6,236	194,002
Valley National Bancorp[1]	29,732	264,020
Washington Federal, Inc.[1]	5,754	153,689
	Shares	Value
Banks (Continued)
Webster Financial Corp.	5,876	$289,628
Wintrust Financial Corp.	5,022	333,913
Total Banks		9,047,750

Capital Goods—11.2%
Acuity Brands, Inc.[1]	7,220	829,939
AECOM[1,2]	168,360	4,461,540
AGCO Corp.	39,670	2,208,429
Carlisle Cos., Inc.	10,760	1,081,595
Crane Co.	9,839	710,179
Curtiss-Wright Corp.	5,338	545,117
Donaldson Co., Inc.[1]	13,798	598,695
Dycom Industries, Inc.[1,2]	13,067	706,141
EMCOR Group, Inc.	29,204	1,743,187
EnerSys	8,155	632,910
Esterline Technologies Corp.[2]	3,885	471,833
GATX Corp.[1]	4,277	302,854
Graco, Inc.	9,021	377,529
Granite Construction, Inc.	18,549	747,154
Hubbell, Inc.	9,604	954,061
IDEX Corp.	4,301	543,044
ITT, Inc.	12,906	622,973
KBR, Inc.	65,636	996,354
Kennametal, Inc.	15,997	532,380
Lennox International, Inc.	4,342	950,290
Lincoln Electric Holdings, Inc.	8,778	692,145
MasTec, Inc.[2]	38,767	1,572,389
MSC Industrial Direct Co., Inc., Class A	9,298	715,202
Nordson Corp.	4,425	528,124
NOW, Inc.[1,2]	59,311	690,380
nVent Electric PLC	22,515	505,687
Oshkosh Corp.	27,948	1,713,492
Regal Beloit Corp.	11,395	798,220
Resideo Technologies, Inc.[2]	48,573	998,175
Teledyne Technologies, Inc.[2]	3,233	669,457
Terex Corp.[1]	40,775	1,124,167
Timken Co. (The)	21,150	789,318
Toro Co. (The)	10,346	578,134
Trinity Industries, Inc.	40,022	824,053
Valmont Industries, Inc.	5,655	627,422
Wabtec Corp.[1]	13,695	962,074
Watsco, Inc.[1]	7,233	1,006,400
Woodward, Inc.	7,075	525,602
Total Capital Goods		35,336,645

14     OPPENHEIMER ETF TRUST

	Shares	Value
Commercial & Professional Services—3.8%
ASGN, Inc.[2]	12,494	$680,923
Brink’s Co. (The)	12,032	777,869
Clean Harbors, Inc.[2]	13,337	658,181
Deluxe Corp.	11,042	424,454
Dun & Bradstreet Corp. (The)	2,893	412,947
Healthcare Services Group, Inc.[1]	10,932	439,248
Herman Miller, Inc.	18,151	549,068
HNI Corp.	14,706	521,033
Insperity, Inc.	9,078	847,522
ManpowerGroup, Inc.	75,752	4,908,730
MSA Safety, Inc.	3,108	292,991
Pitney Bowes, Inc.[1]	132,311	781,958
Stericycle, Inc.[2]	20,238	742,532
Total Commercial & Professional Services		12,037,456

Consumer Durables & Apparel—3.5%
Brunswick Corp.	24,652	1,145,085
Carter’s, Inc.[1]	9,612	784,532
Deckers Outdoor Corp.[2]	3,752	480,068
Helen of Troy Ltd.[2]	2,673	350,644
KB Home[1]	54,374	1,038,543
NVR, Inc.[2]	659	1,605,977
Polaris Industries, Inc.	17,213	1,319,893
Skechers U.S.A., Inc., Class A1,2	45,951	1,051,818
Tempur Sealy International, Inc.[1,2]	13,402	554,843
Toll Brothers, Inc.	51,480	1,695,236
TRI Pointe Group, Inc.[1,2]	67,437	737,087
Tupperware Brands Corp.	14,089	444,790
Total Consumer Durables & Apparel		11,208,516

Consumer Services—3.6%
Adtalem Global Education, Inc.[2]	5,829	275,828
Boyd Gaming Corp.[1]	23,549	489,348
Brinker International, Inc.	15,053	662,031
Cheesecake Factory, Inc. (The)	12,120	527,341
Churchill Downs, Inc.	872	212,716
Cracker Barrel Old Country Store, Inc.	4,135	661,021
Domino’s Pizza, Inc.[1]	2,896	718,179
Dunkin’ Brands Group, Inc.	4,111	263,597
Eldorado Resorts, Inc.[1,2]	11,549	418,189
Graham Holdings Co., Class B1	950	608,551
	Shares	Value
Consumer Services (Continued)
International Speedway Corp., Class A	3,793	$166,361
Jack in the Box, Inc.[1]	2,515	195,240
Marriott Vacations Worldwide Corp.	7,695	542,574
Papa John’s International, Inc.[1]	8,524	339,340
Penn National Gaming, Inc.[2]	33,040	622,143
Scientific Games Corp.[1,2]	48,352	864,534
Service Corp. International	17,140	690,056
Six Flags Entertainment Corp.	5,696	316,869
Sotheby’s1,2	6,017	239,116
Texas Roadhouse, Inc.	8,964	535,151
Weight Watchers International, Inc.[1,2]	7,265	280,066
Wendy’s Co. (The)	20,862	325,656
Wyndham Destinations, Inc.	28,335	1,015,526
Wyndham Hotels & Resorts, Inc.	8,688	394,175
Total Consumer Services		11,363,608

Diversified Financials—1.9%
Eaton Vance Corp.	11,316	398,097
Evercore, Inc., Class A	5,813	415,978
FactSet Research Systems, Inc.	1,406	281,383
Federated Investors, Inc., Class B1	10,439	277,155
Interactive Brokers Group, Inc., Class A	10,404	568,579
Janus Henderson Group PLC[1]	27,373	567,169
Legg Mason, Inc.	28,171	718,642
MarketAxess Holdings, Inc.	437	92,343
Navient Corp.[1]	135,663	1,195,191
SEI Investments Co.	7,803	360,499
SLM Corp.[1,2]	44,888	373,019
Stifel Financial Corp.	17,415	721,329
Total Diversified Financials		5,969,384

Energy—8.4%
Apergy Corp.[2]	8,954	242,474
Callon Petroleum Co.[1,2]	17,992	116,768
Chesapeake Energy Corp.[1,2]	1,019,577	2,141,112
CNX Resources Corp.[1,2]	26,458	302,150
Core Laboratories NV	2,448	146,048
Diamond Offshore Drilling, Inc.[1,2]	26,902	253,955
Dril-Quip, Inc.[1,2]	2,891	86,817

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Energy (Continued)
Ensco PLC, Class A1	100,445	$357,584
EQT Corp.	53,795	1,016,187
Equitrans Midstream Corp.[2]	15,884	317,998
Matador Resources Co.[2]	10,547	163,795
McDermott International, Inc.[1,2]	174,474	1,141,060
Murphy Oil Corp.	21,369	499,821
Oasis Petroleum, Inc.[1,2]	73,859	408,440
Oceaneering International, Inc.[1,2]	30,808	372,777
Patterson-UTI Energy, Inc.[1]	62,696	648,904
PBF Energy, Inc., Class A	198,357	6,480,323
QEP Resources, Inc.[2]	64,719	364,368
Range Resources Corp.[1]	59,649	570,841
Rowan Cos. PLC, Class A2	22,552	189,211
SM Energy Co.[1]	22,056	341,427
Southwestern Energy Co.[1,2]	213,624	728,458
Transocean Ltd.[2]	89,040	617,938
World Fuel Services Corp.	402,133	8,609,667
WPX Energy, Inc.[2]	40,328	457,723
Total Energy		26,575,846

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc.	15,362	1,968,487
Sprouts Farmers Market, Inc.[1,2]	49,251	1,157,891
Total Food & Staples Retailing		3,126,378

Food, Beverage & Tobacco—2.2%
Boston Beer Co., Inc. (The), Class A1,2	843	203,028
Flowers Foods, Inc.[1]	48,108	888,555
Hain Celestial Group, Inc. (The)[1,2]	32,575	516,640
Ingredion, Inc.	14,200	1,297,880
Lancaster Colony Corp.[1]	1,549	273,956
Post Holdings, Inc.[1,2]	15,845	1,412,265
Sanderson Farms, Inc.[1]	7,918	786,178
Tootsie Roll Industries, Inc.[1]	3,553	118,670
TreeHouse Foods, Inc.[1,2]	25,927	1,314,758
Total Food, Beverage & Tobacco		6,811,930

Health Care Equipment & Services—5.1%
Acadia Healthcare Co., Inc.[1,2]	24,026	617,709
Allscripts Healthcare Solutions, Inc.[2]	46,464	447,913
Avanos Medical, Inc.[1,2]	3,141	140,685
Cantel Medical Corp.	2,590	192,826
Chemed Corp.	1,415	400,841
	Shares	Value
Health Care Equipment & Services (Continued)
Encompass Health Corp.	14,200	$876,140
Globus Medical, Inc., Class A2	3,612	156,327
Haemonetics Corp.[2]	2,120	212,106
HealthEquity, Inc.[2]	1,018	60,724
Hill-Rom Holdings, Inc.	7,142	632,424
ICU Medical, Inc.[2]	1,499	344,215
Inogen, Inc.[2]	595	73,881
Integra LifeSciences Holdings Corp.[2]	6,995	315,475
LivaNova PLC[2]	2,676	244,774
Masimo Corp.[2]	1,866	200,352
Medidata Solutions, Inc.[2]	1,985	133,829
MEDNAX, Inc.[2]	23,221	766,293
Molina Healthcare, Inc.[1,2]	33,941	3,944,623
NuVasive, Inc.[1,2]	4,571	226,539
Patterson Cos., Inc.	59,103	1,161,965
STERIS PLC	5,532	591,094
Teleflex, Inc.[1]	2,255	582,872
Tenet Healthcare Corp.[2]	205,043	3,514,437
West Pharmaceutical Services, Inc.	3,799	372,416
Total Health Care Equipment & Services		16,210,460

Household & Personal Products—0.5%
Edgewell Personal Care Co.[1,2]	12,763	476,698
Energizer Holdings, Inc.[1]	8,418	380,073
Nu Skin Enterprises, Inc., Class A	9,689	594,226
Total Household & Personal Products		1,450,997

Insurance—5.9%
Alleghany Corp.	2,618	1,631,852
American Financial Group, Inc.	17,722	1,604,373
Aspen Insurance Holdings Ltd.	12,996	545,702
Brown & Brown, Inc.	16,476	454,079
CNO Financial Group, Inc.	67,350	1,002,168
First American Financial Corp.	30,273	1,351,387
Genworth Financial, Inc., Class A1,2	423,071	1,971,511
Hanover Insurance Group, Inc. (The)	11,020	1,286,805
Kemper Corp.	11,614	770,937
Mercury General Corp.	14,828	766,756

16     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
Old Republic International Corp.	69,942	$1,438,707
Primerica, Inc.[1]	4,350	425,038
Reinsurance Group of America, Inc.	21,380	2,998,117
RenaissanceRe Holdings Ltd.	3,431	458,725
W.R. Berkley Corp.	23,854	1,763,049
Total Insurance		18,469,206

Materials—9.2%
Allegheny Technologies, Inc.[1,2]	38,919	847,267
AptarGroup, Inc.	6,261	588,972
Ashland Global Holdings, Inc.	12,136	861,171
Bemis Co., Inc.[1]	20,396	936,176
Cabot Corp.	17,198	738,482
Carpenter Technology Corp.	14,101	502,137
Chemours Co. (The)	56,130	1,583,989
Commercial Metals Co.	64,538	1,033,899
Compass Minerals International, Inc.[1]	7,412	309,006
Domtar Corp.	32,452	1,140,039
Eagle Materials, Inc.	5,382	328,463
Greif, Inc., Class A	20,242	751,181
Louisiana-Pacific Corp.	32,047	712,084
Minerals Technologies, Inc.	8,433	432,950
NewMarket Corp.[1]	1,362	561,267
Olin Corp.	80,379	1,616,422
Owens-Illinois, Inc.[1,2]	95,152	1,640,420
PolyOne Corp.	28,298	809,323
Reliance Steel & Aluminum Co.	35,029	2,493,014
Royal Gold, Inc.	1,353	115,884
RPM International, Inc.	20,885	1,227,620
Scotts Miracle-Gro Co., (The)[1]	9,739	598,559
Sensient Technologies Corp.[1]	5,599	312,704
Silgan Holdings, Inc.	40,692	961,145
Sonoco Products Co.	22,098	1,174,067
Steel Dynamics, Inc.	81,158	2,437,986
United States Steel Corp.[1]	158,076	2,883,306
Valvoline, Inc.	27,493	531,990
Worthington Industries, Inc.	23,267	810,622
Total Materials		28,940,145
	Shares	Value
Media & Entertainment—1.9%
AMC Networks, Inc., Class A1,2	12,010	$659,109
Cable One, Inc.	289	237,009
Cars.com, Inc.[1,2]	6,430	138,245
Cinemark Holdings, Inc.	18,288	654,710
John Wiley & Sons, Inc., Class A	8,387	393,937
Live Nation Entertainment, Inc.[1,2]	46,563	2,293,228
Meredith Corp.[1]	11,399	592,064
New York Times Co., (The), Class A	16,403	365,623
TEGNA, Inc.	38,274	416,038
World Wrestling Entertainment, Inc., Class A1	2,777	207,498
Yelp, Inc.[2]	6,044	211,480
Total Media & Entertainment		6,168,941

Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Bio-Rad Laboratories, Inc., Class A2	2,149	499,041
Bio-Techne Corp.	1,017	147,180
Catalent, Inc.[2]	16,565	516,497
Charles River Laboratories International, Inc.[2]	3,983	450,796
Exelixis, Inc.[2]	8,214	161,569
Ligand Pharmaceuticals, Inc.[2]	412	55,908
Mallinckrodt PLC[2]	31,886	503,799
PRA Health Sciences, Inc.[2]	6,515	599,119
Prestige Consumer Healthcare, Inc.[1,2]	7,377	227,802
Syneos Health, Inc.[1,2]	22,945	902,886
United Therapeutics Corp.[2]	3,683	401,079
Total Pharmaceuticals, Biotechnology & Life Sciences		4,465,676

Real Estate—3.3%
Alexander & Baldwin, Inc.[1,2]	5,718	105,097
American Campus Communities, Inc.	4,629	191,594
Camden Property Trust	2,434	214,314
CoreCivic, Inc.	19,829	353,551
CoreSite Realty Corp.	1,272	110,956
Corporate Office Properties Trust	6,254	131,522

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Real Estate (Continued)
Cousins Properties, Inc.	12,991	$102,629
CyrusOne, Inc.	3,055	161,548
Douglas Emmett, Inc.	5,527	188,636
EPR Properties	2,259	144,644
First Industrial Realty Trust, Inc.	2,941	84,877
GEO Group, Inc. (The)	23,767	468,210
Healthcare Realty Trust, Inc.	3,410	96,980
Highwoods Properties, Inc.	4,030	155,921
Hospitality Properties Trust	20,330	485,480
JBG SMITH Properties	3,961	137,882
Jones Lang LaSalle, Inc.	24,456	3,096,130
Kilroy Realty Corp.	2,526	158,835
Lamar Advertising Co., Class A	5,247	362,987
Liberty Property Trust	3,662	153,365
Life Storage, Inc.	1,228	114,192
Mack-Cali Realty Corp.	5,956	116,678
Medical Properties Trust, Inc.	11,147	179,244
National Retail Properties, Inc.	2,802	135,925
Omega Healthcare Investors, Inc.[1]	5,526	194,239
Pebblebrook Hotel Trust	5,449	154,261
PotlatchDeltic, Corp.	6,390	202,180
Rayonier, Inc.	6,938	192,113
Realogy Holdings Corp.[1]	83,543	1,226,411
Sabra Health Care REIT, Inc.	8,020	132,170
Senior Housing Properties Trust	19,526	228,845
Tanger Factory Outlet Centers, Inc.[1]	4,890	98,876
Taubman Centers, Inc.	2,928	133,195
Uniti Group, Inc.	13,899	216,407
Urban Edge Properties	4,538	75,422
Weingarten Realty Investors	4,435	110,032
Total Real Estate		10,415,348

Retailing—7.9%
Aaron’s, Inc.	20,917	879,560
American Eagle Outfitters, Inc.	50,795	981,867
AutoNation, Inc.[1,2]	151,342	5,402,910
Bed Bath & Beyond, Inc.[1]	244,650	2,769,438
Big Lots, Inc.[1]	42,718	1,235,405
Dick’s Sporting Goods, Inc.	57,771	1,802,455
Dillard’s, Inc., Class A	24,752	1,492,793
Five Below, Inc.[2]	3,263	333,870
Michaels Cos., Inc. (The)[1,2]	84,401	1,142,790
	Shares	Value
Retailing (Continued)
Murphy USA, Inc.[2]	43,922	$3,366,182
Ollie’s Bargain Outlet Holdings, Inc.[2]	4,212	280,140
Pool Corp.[1]	4,689	697,020
Sally Beauty Holdings, Inc.[1,2]	48,961	834,785
Signet Jewelers Ltd.[1]	45,207	1,436,226
Urban Outfitters, Inc.[2]	27,336	907,555
Williams-Sonoma, Inc.[1]	24,543	1,238,194
Total Retailing		24,801,190

Semiconductors & Semiconductor Equipment—1.2%
Cirrus Logic, Inc.[2]	9,088	301,540
Cree, Inc.[1,2]	8,225	351,824
Cypress Semiconductor Corp.	45,144	574,232
First Solar, Inc.[1,2]	10,066	427,352
Integrated Device Technology, Inc.[2]	4,377	211,978
MKS Instruments, Inc.	7,616	492,070
Monolithic Power Systems, Inc.	1,093	127,061
Silicon Laboratories, Inc.[2]	2,418	190,563
Synaptics, Inc.[1,2]	9,955	370,426
Teradyne, Inc.	14,717	461,819
Universal Display Corp.	716	66,996
Versum Materials, Inc.	11,467	317,865
Total Semiconductors & Semiconductor Equipment		3,893,726

Software & Services—3.3%
ACI Worldwide, Inc.[2]	8,590	237,685
Blackbaud, Inc.	3,070	193,103
CACI International, Inc., Class A2	6,630	954,919
CDK Global, Inc.	11,010	527,159
CommVault Systems, Inc.[2]	2,907	171,775
CoreLogic, Inc.[2]	11,754	392,819
Fair Isaac Corp.[2]	1,276	238,612
j2 Global, Inc.	3,864	268,084
Leidos Holdings, Inc.	41,261	2,175,280
LiveRamp Holdings, Inc.[1,2]	3,991	154,172
LogMeIn, Inc.	3,191	260,290
Manhattan Associates, Inc.[2]	2,834	120,076
MAXIMUS, Inc.	7,997	520,525
Perspecta, Inc.	39,482	679,880
PTC, Inc.[2]	3,392	281,197
Sabre Corp.	38,644	836,256
Science Applications International Corp.	15,488	986,586

18     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (Continued)
Teradata Corp.[1,2]	13,663	$524,113
Tyler Technologies, Inc.[2]	1,136	211,091
Ultimate Software Group, Inc. (The)[2]	1,007	246,584
WEX, Inc.[2]	2,281	319,477
Total Software & Services		10,299,683

Technology Hardware & Equipment—12.4%
ARRIS International PLC[2]	50,647	1,548,279
Arrow Electronics, Inc.[2]	97,230	6,704,008
Avnet, Inc.	117,056	4,225,722
Belden, Inc.[1]	13,711	572,708
Ciena Corp.[2]	19,754	669,858
Cognex Corp.	4,645	179,622
Coherent, Inc.[1,2]	3,980	420,726
InterDigital, Inc.	1,414	93,932
Jabil, Inc.	235,584	5,840,127
Littelfuse, Inc.	2,225	381,543
Lumentum Holdings, Inc.[1,2]	7,258	304,909
National Instruments Corp.	6,814	309,219
NCR Corp.[1,2]	63,019	1,454,478
NetScout Systems, Inc.[1,2]	8,244	194,806
Plantronics, Inc.	7,369	243,914
SYNNEX Corp.	57,486	4,647,168
Tech Data Corp.[2]	105,176	8,604,449
Trimble, Inc.[2]	20,350	669,718
ViaSat, Inc.[1,2]	6,407	377,693
Vishay Intertechnology, Inc.[1]	36,865	663,939
Zebra Technologies Corp., Class A2	5,552	884,045
Total Technology Hardware & Equipment		38,990,863

Telecommunication Services—0.3%
Telephone & Data Systems, Inc.	34,402	1,119,441
Transportation—3.3%
Avis Budget Group, Inc.[2]	84,456	1,898,571
Genesee & Wyoming, Inc., Class A2	7,249	536,571
JetBlue Airways Corp.[2]	102,730	1,649,844
Kirby Corp.[1,2]	9,945	669,895
Knight-Swift Transportation Holdings, Inc.[1]	45,860	1,149,710
Landstar System, Inc.	11,304	1,081,454
Old Dominion Freight Line, Inc.	7,352	907,898
	Shares	Value
Transportation (Continued)
Ryder System, Inc.	38,284	$1,843,375
Werner Enterprises, Inc.	18,389	543,211
Total Transportation		10,280,529

Utilities—2.7%
ALLETE, Inc.	3,991	304,194
Aqua America, Inc.[1]	5,424	185,446
Atmos Energy Corp.	7,347	681,214
Black Hills Corp.	5,883	369,335
Hawaiian Electric Industries, Inc.	16,526	605,182
IDACORP, Inc.	3,144	292,581
MDU Resources Group, Inc.	39,661	945,518
National Fuel Gas Co.	6,889	352,579
New Jersey Resources Corp.	13,524	617,641
NorthWestern Corp.[1]	4,460	265,102
OGE Energy Corp.	12,615	494,382
ONE Gas, Inc.	4,367	347,613
PNM Resources, Inc.	7,486	307,600
Southwest Gas Holdings, Inc.	8,168	624,852
UGI Corp.	31,043	1,656,144
Vectren Corp.	8,605	619,388
Total Utilities		8,668,771

Total Common Stocks (Cost $342,145,428)		315,023,952
Investment of Cash Collateral for Securities Loaned—1.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $4,831,032)	4,831,032	4,831,032
Total Investments—101.4% (Cost $346,976,460)		319,854,984
Liabilities in Excess of Other Assets—(1.4)%		(4,465,998)
Net Assets—100.0%		$315,388,986

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $69,585,800; total value of the collateral held by the Fund was $70,886,312. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $66,055,280 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.5%
American Axle & Manufacturing Holdings, Inc.[1,2]	324,514	$3,602,105
Cooper Tire & Rubber Co.[1]	44,656	1,443,729
Cooper-Standard Holdings, Inc.[2]	28,407	1,764,643
Dorman Products, Inc.[1,2]	5,474	492,770
Fox Factory Holding Corp.[1,2]	4,749	279,574
Garrett Motion, Inc.[2]	142,488	1,758,302
Gentherm, Inc.[1,2]	12,650	505,747
LCI Industries[1]	19,900	1,329,320
Motorcar Parts of America, Inc.[1,2]	11,434	190,262
Standard Motor Products, Inc.	11,112	538,154
Superior Industries International, Inc.	131,240	631,264
Winnebago Industries, Inc.	48,864	1,182,997
Total Automobiles & Components		13,718,867

Banks—2.9%
Ameris Bancorp	7,085	224,382
Axos Financial, Inc.[2]	10,084	253,915
Banc of California, Inc.	15,941	212,175
Banner Corp.	4,646	248,468
Berkshire Hills Bancorp, Inc.[1]	10,285	277,386
Boston Private Financial Holdings, Inc.	19,339	204,413
Brookline Bancorp, Inc.	11,278	155,862
Central Pacific Financial Corp.	4,552	110,841
City Holding Co.	1,508	101,926
Columbia Banking System, Inc.	7,684	278,852
Community Bank System, Inc.[1]	4,838	282,055
Customers Bancorp, Inc.[2]	13,168	239,658
CVB Financial Corp.	8,775	177,518
Dime Community Bancshares, Inc.[1]	6,782	115,158
Eagle Bancorp, Inc.[1,2]	3,994	194,548
Fidelity Southern Corp.	7,244	188,489
First BanCorp	40,200	345,720
First Commonwealth Financial Corp.	15,109	182,517
First Financial Bancorp	11,360	269,459
	Shares	Value
Banks (Continued)
First Financial Bankshares, Inc.	3,187	$183,858
First Midwest Bancorp, Inc.	16,906	334,908
Flagstar Bancorp, Inc.[2]	20,904	551,866
Franklin Financial Network, Inc.[1,2]	3,175	83,725
Glacier Bancorp, Inc.	6,609	261,849
Great Western Bancorp, Inc.	8,885	277,656
Hanmi Financial Corp.	6,475	127,557
Heritage Financial Corp.	3,492	103,782
HomeStreet, Inc.[2]	12,390	263,040
Hope Bancorp, Inc.[1]	27,910	331,013
Independent Bank Corp.	2,743	192,860
LegacyTexas Financial Group, Inc.	6,667	213,944
Meta Financial Group, Inc.	8,574	166,250
National Bank Holdings Corp., Class A	4,176	128,913
NBT Bancorp, Inc.[1]	6,547	226,461
NMI Holdings, Inc., Class A2	7,030	125,485
Northfield Bancorp, Inc.	5,690	77,100
Northwest Bancshares, Inc.[1]	13,680	231,739
OFG Bancorp	12,465	205,174
Old National Bancorp[1]	23,789	366,351
Opus Bank	7,670	150,255
Oritani Financial Corp.[1]	5,294	78,087
Pacific Premier Bancorp, Inc.[2]	8,455	215,772
Preferred Bank	2,174	94,243
Provident Financial Services, Inc.	8,569	206,770
S&T Bancorp, Inc.[1]	4,213	159,420
Seacoast Banking Corp. of Florida[1,2]	5,468	142,277
ServisFirst Bancshares, Inc.	4,916	156,673
Simmons First National Corp., Class A1	15,905	383,788
Southside Bancshares, Inc.[1]	4,127	131,032
Tompkins Financial Corp.[1]	2,140	160,521
Triumph Bancorp, Inc.[2]	3,926	116,602
TrustCo Bank Corp. NY	13,817	94,785
United Community Banks, Inc.	12,552	269,366
Veritex Holdings, Inc.[2]	3,214	68,715
Walker & Dunlop, Inc.	8,229	355,904
Westamerica Bancorporation[1]	1,749	97,384
Total Banks		11,398,467

20     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods—11.5%
AAON, Inc.[1]	6,036	$211,622
AAR Corp.	22,695	847,431
Actuant Corp., Class A	25,503	535,308
Aegion Corp.[2]	38,669	631,078
Aerojet Rocketdyne Holdings, Inc.[1,2]	28,296	996,868
Aerovironment, Inc.[1,2]	2,204	149,762
Alamo Group, Inc.	6,545	506,059
Albany International Corp., Class A	7,161	447,061
American Woodmark Corp.[1,2]	13,244	737,426
Apogee Enterprises, Inc.	22,059	658,461
Applied Industrial Technologies, Inc.	28,534	1,539,124
Arcosa, Inc.[2]	29,725	823,085
Astec Industries, Inc.	18,875	569,836
Axon Enterprise, Inc.[2]	4,482	196,087
AZZ, Inc.	10,525	424,789
Barnes Group, Inc.	13,411	719,098
Briggs & Stratton Corp.[1]	68,442	895,221
Chart Industries, Inc.[2]	9,618	625,459
CIRCOR International, Inc.[1,2]	19,815	422,059
Comfort Systems USA, Inc.	22,814	996,516
Cubic Corp.	11,492	617,580
DXP Enterprises, Inc.[2]	18,152	505,352
Encore Wire Corp.	13,316	668,197
Engility Holdings, Inc.[2]	30,993	882,061
EnPro Industries, Inc.	12,148	730,095
ESCO Technologies, Inc.	5,788	381,719
Federal Signal Corp.	25,727	511,967
Franklin Electric Co., Inc.	15,549	666,741
Gibraltar Industries, Inc.[1,2]	15,034	535,060
Greenbrier Cos., Inc. (The)[1]	31,081	1,228,943
Griffon Corp.	93,533	977,420
Harsco Corp.[2]	39,472	783,914
Hillenbrand, Inc.	22,279	845,042
Insteel Industries, Inc.	9,192	223,182
John Bean Technologies Corp.	13,238	950,621
Kaman Corp.	16,536	927,504
Lindsay Corp.[1]	2,827	272,099
Lydall, Inc.[2]	19,644	398,970
Mercury Systems, Inc.[1,2]	5,493	259,764
Moog, Inc., Class A	17,482	1,354,505
Mueller Industries, Inc.	51,540	1,203,974
MYR Group, Inc.[2]	26,170	737,209
National Presto Industries, Inc.[1]	1,456	170,236
	Shares	Value
Capital Goods (Continued)
Orion Group Holdings, Inc.[2]	68,725	$294,830
Patrick Industries, Inc.[1,2]	36,473	1,079,966
PGT Innovations, Inc.[2]	19,597	310,612
Powell Industries, Inc.	8,251	206,357
Proto Labs, Inc.[2]	1,882	212,271
Quanex Building Products Corp.	32,929	447,505
Raven Industries, Inc.	5,575	201,759
Simpson Manufacturing Co., Inc.	10,079	545,576
SPX Corp.[2]	27,568	772,180
SPX FLOW, Inc.[2]	33,337	1,014,112
Standex International Corp.	6,049	406,372
Tennant Co.	10,275	535,430
Titan International, Inc.	155,982	726,876
Trex Co., Inc.[2]	5,661	336,037
Triumph Group, Inc.[1]	124,476	1,431,474
Universal Forest Products, Inc.	85,237	2,212,753
Veritiv Corp.[2]	163,194	4,074,954
Vicor Corp.[1,2]	4,147	156,715
Wabash National Corp.	84,884	1,110,283
Watts Water Technologies, Inc., Class A	11,003	710,024
Total Capital Goods		45,550,591

Commercial & Professional Services—6.4%
ABM Industries, Inc.	121,528	3,902,264
Brady Corp., Class A	14,307	621,782
Essendant, Inc.	198,809	2,501,017
Exponent, Inc.	3,774	191,380
Forrester Research, Inc.	4,115	183,940
FTI Consulting, Inc.[2]	16,275	1,084,566
Heidrick & Struggles International, Inc.	10,728	334,606
Interface, Inc.	38,284	545,547
Kelly Services, Inc., Class A	135,409	2,773,176
Korn/Ferry International	21,995	869,682
LSC Communications, Inc.	250,537	1,753,759
Matthews International Corp., Class A1	19,613	796,680
Mobile Mini, Inc.	8,925	283,369
Multi-Color Corp.	23,581	827,457
Navigant Consulting, Inc.	19,223	462,313
Resources Connection, Inc.	23,298	330,832
RR Donnelley & Sons Co.	722,704	2,861,908
Team, Inc.[1,2]	41,363	605,968
Tetra Tech, Inc.	27,181	1,407,160
TrueBlue, Inc.[2]	53,782	1,196,650

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Commercial & Professional Services (Continued)
UniFirst Corp.	6,066	$867,863
US Ecology, Inc.	4,150	261,367
Viad Corp.	13,529	677,668
WageWorks, Inc.[2]	8,238	223,744
Total Commercial & Professional Services		25,564,698

Consumer Durables & Apparel—4.8%
Callaway Golf Co.	37,719	577,101
Cavco Industries, Inc.[2]	3,404	443,813
Crocs, Inc.[2]	21,110	548,438
Ethan Allen Interiors, Inc.	20,743	364,869
Fossil Group, Inc.[1,2]	84,284	1,325,787
G-III Apparel Group Ltd.[1,2]	51,919	1,448,021
Installed Building Products, Inc.[1,2]	19,598	660,257
iRobot Corp.[1,2]	5,990	501,603
La-Z-Boy, Inc.	32,233	893,176
LGI Homes, Inc.[1,2]	18,116	819,206
M.D.C. Holdings, Inc.	52,208	1,467,567
M/I Homes, Inc.[2]	48,558	1,020,689
Meritage Homes Corp.[2]	46,900	1,722,168
Movado Group, Inc.	9,966	315,125
Nautilus, Inc.[1,2]	18,160	197,944
Oxford Industries, Inc.	7,941	564,129
Steven Madden Ltd.	27,947	845,676
Sturm Ruger & Co., Inc.	4,644	247,154
TopBuild Corp.[2]	24,752	1,113,840
Unifi, Inc.[1,2]	14,911	340,567
Universal Electronics, Inc.[1,2]	12,475	315,368
Vera Bradley, Inc.[2]	26,057	223,308
Vista Outdoor, Inc.[2]	104,651	1,187,789
William Lyon Homes, Class A2	89,429	955,996
Wolverine World Wide, Inc.	34,562	1,102,182
Total Consumer Durables & Apparel		19,201,773

Consumer Services—1.2%
American Public Education, Inc.[2]	5,152	146,626
Belmond Ltd., Class A1,2	11,591	290,123
BJ’s Restaurants, Inc.	10,152	513,387
Career Education Corp.[2]	22,916	261,701
Chuy’s Holdings, Inc.[2]	10,217	181,249
Dave & Buster’s Entertainment, Inc.	13,220	589,083
Dine Brands Global, Inc.[1]	4,363	293,804
El Pollo Loco Holdings, Inc.[2]	14,120	214,200
Fiesta Restaurant Group, Inc.[1,2]	20,702	321,088
	Shares	Value
Consumer Services (Continued)
Monarch Casino & Resort, Inc.[2]	3,067	$116,975
Red Robin Gourmet Burgers, Inc.[2]	21,880	584,634
Regis Corp.[2]	37,437	634,557
Ruth’s Hospitality Group, Inc.	9,930	225,709
Shake Shack, Inc., Class A2	4,714	214,110
Strategic Education, Inc.[1]	1,990	225,706
Wingstop, Inc.	1,116	71,636
Total Consumer Services		4,884,588

Diversified Financials—2.0%
Apollo Commercial Real Estate Finance, Inc.	9,322	155,305
ARMOUR Residential REIT, Inc.	2,558	52,439
Blucora, Inc.[1,2]	10,201	271,755
Capstead Mortgage Corp.	19,995	133,367
Donnelley Financial Solutions, Inc.[1,2]	32,082	450,110
Encore Capital Group, Inc.[1,2]	30,276	711,486
Enova International, Inc.[1,2]	26,788	521,294
EZCORP, Inc., Class A1,2	48,852	377,626
FirstCash, Inc.	11,386	823,777
Granite Point Mortgage Trust, Inc.	4,529	81,658
Green Dot Corp., Class A2	6,281	499,465
Greenhill & Co., Inc.	6,824	166,506
INTL. FCStone, Inc.[1,2]	10,487	383,614
Invesco Mortgage Capital, Inc.	22,293	322,803
Investment Technology Group, Inc.	8,449	255,498
New York Mortgage Trust, Inc.[1]	35,294	207,882
PennyMac Mortgage Investment Trust	14,000	260,680
Piper Jaffray Cos.	6,091	401,031
PRA Group, Inc.[1,2]	17,578	428,376
Redwood Trust, Inc.	12,287	185,165
Virtus Investment Partners, Inc.[1]	3,322	263,866
Waddell & Reed Financial, Inc., Class A	32,526	588,070
WisdomTree Investments, Inc.[1]	20,133	133,884
World Acceptance Corp.[1,2]	2,722	278,352
Total Diversified Financials		7,954,009

22     OPPENHEIMER ETF TRUST

	Shares	Value
Energy—4.9%
Archrock, Inc.	51,152	$383,128
Bonanza Creek Energy, Inc.[2]	5,606	115,876
Bristow Group, Inc.[1,2]	245,486	596,531
C&J Energy Services, Inc.[2]	76,237	1,029,199
CARBO Ceramics, Inc.[1,2]	30,515	106,192
Carrizo Oil & Gas, Inc.[1,2]	41,554	469,145
Cloud Peak Energy, Inc.[1,2]	616,815	225,939
CONSOL Energy, Inc.[2]	22,987	728,918
Denbury Resources, Inc.[1,2]	346,093	591,819
Era Group, Inc.[1,2]	11,817	103,281
Exterran Corp.[2]	34,476	610,225
Geospace Technologies Corp.[1,2]	2,722	28,064
Green Plains, Inc.[1]	135,964	1,782,488
Gulf Island Fabrication, Inc.[1,2]	12,757	92,106
Gulfport Energy Corp.[2]	79,385	519,972
Helix Energy Solutions Group, Inc.[1,2]	57,232	309,625
HighPoint Resources Corp.[2]	78,680	195,913
KLX Energy Services Holdings, Inc.[2]	9,866	231,358
Laredo Petroleum, Inc.[1,2]	143,236	518,514
Matrix Service Co.[2]	31,414	563,567
Nabors Industries Ltd.	587,712	1,175,424
Newpark Resources, Inc.[1,2]	68,477	470,437
Noble Corp. PLC[1,2]	172,629	452,288
Oil States International, Inc.[1,2]	30,986	442,480
Par Pacific Holdings, Inc.[2]	103,652	1,469,785
PDC Energy, Inc.[1,2]	20,898	621,924
Penn Virginia Corp.[2]	3,493	188,832
Pioneer Energy Services Corp.[2]	167,220	205,681
ProPetro Holding Corp.[1,2]	54,177	667,461
Renewable Energy Group, Inc.[1,2]	49,272	1,266,290
REX American Resources Corp.[1,2]	3,607	245,673
Ring Energy, Inc.[1,2]	10,597	53,833
SEACOR Holdings, Inc.[1,2]	10,327	382,099
SRC Energy, Inc.[1,2]	63,514	298,516
Superior Energy Services, Inc.[2]	273,462	916,098
TETRA Technologies, Inc.[2]	265,324	445,744
U.S. Silica Holdings, Inc.[1]	69,913	711,714
Unit Corp.[1,2]	23,702	338,465
Total Energy		19,554,604
	Shares	Value
Food & Staples Retailing—2.8%
Andersons, Inc. (The)	53,042	$1,585,425
Chefs’ Warehouse, Inc. (The)[2]	19,317	617,758
SpartanNash Co.	227,696	3,911,817
United Natural Foods, Inc.[2]	467,678	4,952,710
Total Food & Staples Retailing		11,067,710

Food, Beverage & Tobacco—2.9%
B&G Foods, Inc.	27,728	801,617
Calavo Growers, Inc.[1]	6,342	462,712
Cal-Maine Foods, Inc.[1]	17,535	741,731
Coca-Cola Bottling Co.Consolidated[1]	11,040	1,958,275
Darling Ingredients, Inc.[2]	83,663	1,609,676
Dean Foods Co.[1]	866,676	3,302,036
J&J Snack Foods Corp.	3,705	535,706
John B. Sanfilippo & Son, Inc.[1]	7,061	393,015
MGP Ingredients, Inc.[1]	3,181	181,476
Seneca Foods Corp., Class A2	20,332	573,769
Universal Corp.	17,748	961,054
Total Food, Beverage & Tobacco		11,521,067

Health Care Equipment & Services—7.5%
Addus HomeCare Corp.[2]	3,363	228,280
Amedisys, Inc.[2]	6,574	769,881
AMN Healthcare Services, Inc.[1,2]	18,795	1,064,925
AngioDynamics, Inc.[2]	8,203	165,126
Anika Therapeutics, Inc.[2]	1,787	60,061
BioTelemetry, Inc.[1,2]	3,005	179,459
Community Health Systems, Inc.[1,2]	1,756,296	4,952,755
Computer Programs & Systems, Inc.	5,629	141,288
CONMED Corp.	6,566	421,537
CorVel Corp.[2]	4,540	280,209
Cross Country Healthcare, Inc.[2]	53,165	389,699
CryoLife, Inc.[2]	4,339	123,141
Cutera, Inc.[2]	4,994	84,998
Diplomat Pharmacy, Inc.[1,2]	184,711	2,486,210
Ensign Group, Inc. (The)	23,258	902,178
HealthStream, Inc.	4,628	111,766
Heska Corp.[1,2]	669	57,601
HMS Holdings Corp.[2]	9,266	260,653
Integer Holdings Corp.[2]	8,262	630,060
Invacare Corp.	101,983	438,527

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Lantheus Holdings, Inc.[2]	9,791	$153,229
LeMaitre Vascular, Inc.	2,076	49,077
LHC Group, Inc.[2]	8,029	753,763
Magellan Health, Inc.[2]	59,785	3,401,169
Meridian Bioscience, Inc.	6,118	106,208
Merit Medical Systems, Inc.[1,2]	7,475	417,180
Natus Medical, Inc.[1,2]	8,146	277,208
Neogen Corp.[2]	3,270	186,390
NextGen Healthcare, Inc.[2]	15,900	240,885
Omnicell, Inc.[1,2]	5,838	357,519
OraSure Technologies, Inc.[2]	8,021	93,685
Orthofix Medical, Inc.[2]	4,090	214,684
Owens & Minor, Inc.[1]	750,103	4,748,152
Providence Service Corp. (The)[2]	12,270	736,445
Quorum Health Corp.[1,2]	253,430	732,413
Select Medical Holdings Corp.[2]	147,108	2,258,108
Surmodics, Inc.[2]	737	34,831
Tabula Rasa HealthCare, Inc.[1,2]	1,363	86,905
Tactile Systems Technology, Inc.[1,2]	1,310	59,670
Tivity Health, Inc.[1,2]	11,151	276,656
US Physical Therapy, Inc.	2,041	208,896
Varex Imaging Corp.[2]	16,523	391,265
Total Health Care Equipment & Services		29,532,692

Household & Personal Products—1.1%
Avon Products, Inc.[2]	1,622,013	2,465,460
Central Garden & Pet Co., Class A1,2	16,700	575,315
Central Garden & Pet Co., Class A2	18,537	579,281
Inter Parfums, Inc.	5,344	350,406
Medifast, Inc.	1,625	203,158
WD-40 Co.[1]	1,239	227,059
Total Household & Personal Products		4,400,679

Insurance—2.7%
Ambac Financial Group, Inc.[1,2]	17,015	293,339
American Equity Investment Life Holding Co.	39,696	1,109,106
AMERISAFE, Inc.	3,138	177,893
eHealth, Inc.[2]	2,200	84,524
Employers Holdings, Inc.	9,484	398,044
HCI Group, Inc.[1]	2,298	116,761
	Shares	Value
Insurance (Continued)
Horace Mann Educators Corp.	16,158	$605,117
James River Group Holdings Ltd.[1]	12,132	443,303
Maiden Holdings Ltd.	783,358	1,292,541
Navigators Group, Inc. (The)	10,766	748,129
ProAssurance Corp.	11,876	481,691
RLI Corp.	6,242	430,636
Safety Insurance Group, Inc.	4,924	402,833
Selective Insurance Group, Inc.	20,646	1,258,167
Stewart Information Services Corp.	23,836	986,810
Third Point Reinsurance Ltd.[1,2]	52,321	504,374
United Fire Group, Inc.	10,391	576,181
United Insurance Holdings Corp.	20,850	346,527
Universal Insurance Holdings, Inc.	10,324	391,486
Total Insurance		10,647,462

Materials—5.8%
AdvanSix, Inc.[2]	30,186	734,727
AK Steel Holding Corp.[1,2]	1,286,973	2,895,689
American Vanguard Corp.	14,022	212,994
Balchem Corp.	4,019	314,889
Boise Cascade Co.	107,821	2,571,531
Century Aluminum Co.[1,2]	112,957	825,716
Clearwater Paper Corp.[1,2]	31,274	762,147
FutureFuel Corp.	9,621	152,589
H.B. Fuller Co.[1]	36,479	1,556,559
Hawkins, Inc.	6,372	260,933
Haynes International, Inc.	7,688	202,963
Ingevity Corp.[2]	6,536	546,998
Innophos Holdings, Inc.	16,634	408,032
Innospec, Inc.	10,810	667,626
Kaiser Aluminum Corp.	8,677	774,769
Koppers Holdings, Inc.[2]	50,395	858,731
Kraton Corp.[2]	45,622	996,385
LSB Industries, Inc.[1,2]	28,654	158,170
Materion Corp.	13,101	589,414
Myers Industries, Inc.	18,142	274,126
Neenah, Inc.[1]	7,975	469,887
Olympic Steel, Inc.	46,624	665,324
PH Glatfelter Co.	65,351	637,826
Quaker Chemical Corp.	2,286	406,245
Rayonier Advanced Materials, Inc.[1]	84,772	902,822

24     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
Schweitzer-Mauduit International, Inc.	19,133	$479,282
Stepan Co.	12,960	959,040
SunCoke Energy, Inc.[2]	84,356	721,244
TimkenSteel Corp.[1,2]	80,130	700,336
Tredegar Corp.	34,268	543,490
U.S. Concrete, Inc.[1,2]	21,918	773,267
Total Materials		23,023,751

Media & Entertainment—1.0%
E.W. Scripps Co., (The), Class A	33,638	529,126
Gannett Co., Inc.[1]	153,214	1,306,915
Marcus Corp. (The)	8,118	320,661
New Media Investment Group, Inc.	61,593	712,631
QuinStreet, Inc.[2]	13,498	219,073
Scholastic Corp.	18,605	749,037
TechTarget, Inc.[2]	4,826	58,925
Total Media & Entertainment		3,896,368

Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Acorda Therapeutics, Inc.[1,2]	18,264	284,553
Akorn, Inc.[2]	82,256	278,848
AMAG Pharmaceuticals, Inc.[2]	17,067	259,248
Amphastar Pharmaceuticals, Inc.[1,2]	6,534	130,027
ANI Pharmaceuticals, Inc.[1,2]	1,809	81,441
Assertio Therapeutics, Inc.[1,2]	44,912	162,132
Cambrex Corp.[1,2]	6,968	263,112
Corcept Therapeutics, Inc.[1,2]	7,382	98,623
Cytokinetics, Inc.[1,2]	1,437	9,082
Eagle Pharmaceuticals, Inc.[2]	2,323	93,594
Emergent BioSolutions, Inc.[2]	5,790	343,231
Enanta Pharmaceuticals, Inc.[1,2]	1,401	99,233
Endo International PLC[1,2]	143,822	1,049,901
Innoviva, Inc.[2]	7,872	137,366
Lannett Co., Inc.[1,2]	70,621	350,280
Luminex Corp.	6,134	141,757
Medicines Co. (The)[1,2]	387	7,407
Momenta Pharmaceuticals, Inc.[2]	4,277	47,218
Myriad Genetics, Inc.[1,2]	12,699	369,160
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Phibro Animal Health Corp., Class A	12,553	$403,704
Progenics Pharmaceuticals, Inc.[2]	1,772	7,442
REGENXBIO, Inc.[2]	1,967	82,516
Repligen Corp.[1,2]	1,604	84,595
Spectrum Pharmaceuticals, Inc.[1,2]	4,689	41,029
Supernus Pharmaceuticals, Inc.[1,2]	5,336	177,262
Vanda Pharmaceuticals, Inc.[2]	3,515	91,847
Total Pharmaceuticals, Biotechnology & Life Sciences		5,094,608

Real Estate—1.5%
Acadia Realty Trust	4,693	111,506
Agree Realty Corp.	1,162	68,697
American Assets Trust, Inc.	3,923	157,587
Armada Hoffler Properties, Inc.	6,903	97,056
CareTrust REIT, Inc.	3,754	69,299
CBL & Associates Properties, Inc.	175,855	337,642
Cedar Realty Trust, Inc.	22,234	69,815
Chatham Lodging Trust	8,504	150,351
Chesapeake Lodging Trust	10,636	258,987
Community Healthcare Trust, Inc.	774	22,314
DiamondRock Hospitality Co.	42,768	388,333
Easterly Government Properties, Inc.	4,016	62,971
EastGroup Properties, Inc.	1,471	134,935
Four Corners Property Trust, Inc.	2,575	67,465
Franklin Street Properties Corp.	19,266	120,027
Getty Realty Corp.	2,106	61,937
Global Net Lease, Inc.[1]	7,142	125,842
Government Properties Income Trust[1,2]	26,712	183,511
Hersha Hospitality Trust	13,225	231,966
HFF, Inc., Class A	8,662	287,232
Independence Realty Trust, Inc.	8,942	82,088
iStar, Inc.[1]	38,028	348,717
Kite Realty Group Trust	10,753	151,510
Lexington Realty Trust	23,466	192,656

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Real Estate (Continued)
LTC Properties, Inc.	1,916	$79,859
Marcus & Millichap, Inc.[2]	11,415	391,877
National Storage Affiliates Trust	5,395	142,752
Pennsylvania Real Estate Investment Trust	23,942	142,215
PS Business Parks, Inc.	1,474	193,094
RE/MAX Holdings, Inc., Class A	3,567	109,685
Retail Opportunity Investments Corp.	7,879	125,118
RPT Realty[1]	9,189	109,808
Saul Centers, Inc.	2,131	100,626
Summit Hotel Properties, Inc.[1]	27,205	264,705
Universal Health Realty Income Trust	554	33,999
Urstadt Biddle Properties, Inc., Class A	3,233	62,138
Washington Prime Group, Inc.[1]	59,223	287,824
Whitestone REIT	4,776	58,554
Total Real Estate		5,884,698

Retailing—18.5%
Abercrombie & Fitch Co., Class A1	96,028	1,925,362
Asbury Automotive Group, Inc.[1,2]	51,011	3,400,393
Ascena Retail Group, Inc.[2]	1,332,442	3,344,430
Barnes & Noble Education, Inc.[2]	250,525	1,004,605
Barnes & Noble, Inc.[1]	276,267	1,958,733
Buckle, Inc. (The)	23,774	459,789
Caleres, Inc.	49,803	1,386,018
Cato Corp., (The), Class A	30,127	429,912
Chico’s FAS, Inc.[1]	192,930	1,084,267
Children’s Place, Inc. (The)	10,500	945,945
Core-Mark Holding Co., Inc.	330,927	7,694,053
DSW, Inc., Class A1	62,982	1,555,655
Express, Inc.[1,2]	195,611	999,572
Francesca’s Holdings Corp.[1,2]	220,173	213,744
GameStop Corp., Class A1	359,444	4,536,183
Genesco, Inc.[1,2]	34,331	1,520,863
Group 1 Automotive, Inc.[1]	114,753	6,049,778
Guess?, Inc.	62,716	1,302,611
Haverty Furniture Cos., Inc.	21,419	402,249
Hibbett Sports, Inc.[2]	34,891	498,941
JC Penney Co., Inc.[1,2]	5,113,059	5,317,581
	Shares	Value
Retailing (Continued)
Kirkland’s, Inc.[1,2]	31,995	$304,912
Liquidity Services, Inc.[2]	16,289	100,503
Lithia Motors, Inc., Class A1	83,965	6,409,049
Lumber Liquidators Holdings, Inc.[1,2]	53,069	505,217
MarineMax, Inc.[2]	30,190	552,779
Monro, Inc.[1]	7,833	538,519
Nutrisystem, Inc.	7,911	347,135
Office Depot, Inc.	1,987,735	5,128,356
PetMed Express, Inc.[1]	6,315	146,887
Rent-A-Center, Inc.[2]	91,134	1,475,460
RH1,2	9,898	1,185,978
Shoe Carnival, Inc.	15,908	533,077
Shutterfly, Inc.[1,2]	18,551	746,863
Shutterstock, Inc.	8,334	300,107
Sleep Number Corp.[1,2]	22,484	713,417
Sonic Automotive, Inc., Class A1	372,268	5,122,408
Stamps.com, Inc.[1,2]	1,703	265,055
Tailored Brands, Inc.	114,439	1,560,948
Tile Shop Holdings, Inc.[1]	32,970	180,676
Vitamin Shoppe, Inc.[2]	107,491	509,507
Zumiez, Inc.[1,2]	25,746	493,551
Total Retailing		73,151,088

Semiconductors & Semiconductor Equipment—1.6%
Advanced Energy Industries, Inc.[2]	9,076	389,633
Axcelis Technologies, Inc.[1,2]	12,748	226,914
Brooks Automation, Inc.	14,855	388,904
Cabot Microelectronics Corp.	3,131	298,541
CEVA, Inc.[2]	1,737	38,370
Cohu, Inc.	10,974	176,352
Diodes, Inc.[2]	17,979	580,003
DSP Group, Inc.[2]	5,475	61,320
FormFactor, Inc.[2]	18,003	253,662
Ichor Holdings Ltd.[1,2]	26,232	427,582
Kopin Corp.[1,2]	9,984	9,974
Kulicke & Soffa Industries, Inc.	22,705	460,230
MaxLinear, Inc.[1,2]	11,004	193,670
Nanometrics, Inc.[2]	5,780	157,967
PDF Solutions, Inc.[1,2]	5,359	45,176
Photronics, Inc.[2]	25,336	245,253
Power Integrations, Inc.	3,517	214,467
Rambus, Inc.[2]	16,605	127,360
Rudolph Technologies, Inc.[2]	6,951	142,287
Semtech Corp.[2]	6,495	297,926

26     OPPENHEIMER ETF TRUST

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
SolarEdge Technologies, Inc.[1,2]	11,263	$395,331
Ultra Clean Holdings, Inc.[1,2]	67,618	572,725
Veeco Instruments, Inc.[1,2]	39,700	294,177
Xperi Corp.	9,455	173,878
Total Semiconductors & Semiconductor Equipment		6,171,702

Software & Services—2.5%
8x8, Inc.[2]	8,738	157,633
Agilysys, Inc.[2]	4,237	60,759
Alarm.com Holdings, Inc.[1,2]	3,749	194,461
Bottomline Technologies (DE), Inc.[2]	4,111	197,328
Cardtronics PLC, Class A2	25,157	654,082
CSG Systems International, Inc.	12,480	396,490
Ebix, Inc.[1]	5,373	228,675
EVERTEC, Inc.	7,942	227,935
ExlService Holdings, Inc.[2]	7,697	405,016
LivePerson, Inc.[2]	6,293	118,686
ManTech International Corp., Class A	17,428	911,397
MicroStrategy, Inc., Class A2	1,986	253,711
Monotype Imaging Holdings, Inc.	7,134	110,720
NIC, Inc.	14,136	176,417
OneSpan, Inc.[1,2]	6,553	84,861
Perficient, Inc.[2]	10,989	244,615
Progress Software Corp.	5,778	205,061
Qualys, Inc.[1,2]	1,675	125,189
SPS Commerce, Inc.[2]	1,416	116,650
Sykes Enterprises, Inc.[2]	31,905	789,011
TiVo Corp.[1]	37,894	356,583
Travelport Worldwide Ltd.	80,864	1,263,096
TTEC Holdings, Inc.	28,495	814,102
Unisys Corp.[2]	119,576	1,390,669
Virtusa Corp.[2]	14,245	606,695
Total Software & Services		10,089,842

Technology Hardware & Equipment—7.8%
3D Systems Corp.[1,2]	32,203	327,504
ADTRAN, Inc.	22,398	240,555
Anixter International, Inc.[2]	72,704	3,948,554
Applied Optoelectronics, Inc.[1,2]	8,222	126,865
Badger Meter, Inc.	3,912	192,510
Bel Fuse, Inc., Class B	13,782	253,864
Benchmark Electronics, Inc.	60,359	1,278,404
CalAmp Corp.[2]	13,401	174,347
	Shares	Value
Technology Hardware & Equipment (Continued)
Comtech Telecommunications Corp.	11,137	$271,075
Control4 Corp.[2]	7,340	129,184
Cray, Inc.[1,2]	9,943	214,669
CTS Corp.	8,651	223,974
Daktronics, Inc.[1]	36,417	269,486
Diebold Nixdorf, Inc.[1]	831,794	2,071,167
Digi International, Inc.[2]	10,160	102,514
Electro Scientific Industries, Inc.[2]	7,083	212,207
Electronics For Imaging, Inc.[2]	19,342	479,682
ePlus, Inc.[2]	9,437	671,631
Extreme Networks, Inc.[2]	84,897	517,872
Fabrinet[2]	14,172	727,165
FARO Technologies, Inc.[2]	4,534	184,262
Finisar Corp.[1,2]	29,562	638,539
Harmonic, Inc.[1,2]	37,970	179,218
II-VI, Inc.[1,2]	18,910	613,819
Insight Enterprises, Inc.[2]	84,609	3,447,817
Itron, Inc.[2]	23,310	1,102,330
KEMET Corp.	37,458	657,013
Knowles Corp.[2]	26,945	358,638
Methode Electronics, Inc.	20,800	484,432
MTS Systems Corp.[1]	8,670	347,927
NETGEAR, Inc.[1,2]	15,191	790,388
OSI Systems, Inc.[1,2]	7,580	555,614
Park Electrochemical Corp.	2,702	48,825
Plexus Corp.[2]	27,336	1,396,323
Rogers Corp.[1,2]	4,238	419,816
Sanmina Corp.[2]	145,964	3,511,894
ScanSource, Inc.[2]	53,324	1,833,279
TTM Technologies, Inc.[1,2]	147,104	1,431,322
Viavi Solutions, Inc.[2]	47,193	474,290
Total Technology Hardware & Equipment		30,908,975

Telecommunication Services—1.6%
ATN International, Inc.	2,892	206,865
Cincinnati Bell, Inc.[1,2]	75,333	586,091
Cogent Communications Holdings, Inc.[1]	5,494	248,384
Consolidated Communications Holdings, Inc.	62,844	620,898
Frontier Communications Corp.[1,2]	1,649,463	3,925,722
Iridium Communications, Inc.[2]	12,601	232,488

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Telecommunication Services (Continued)
Spok Holdings, Inc.	6,326	$83,883
Vonage Holdings Corp.[2]	54,248	473,585
Total Telecommunication Services		6,377,916

Transportation—3.2%
Allegiant Travel Co.	6,901	691,618
ArcBest Corp.[1]	43,314	1,483,938
Atlas Air Worldwide Holdings, Inc.[1,2]	28,089	1,185,075
Echo Global Logistics, Inc.[2]	57,202	1,162,917
Forward Air Corp.	11,282	618,818
Hawaiian Holdings, Inc.[1]	48,374	1,277,557
Heartland Express, Inc.	17,412	318,639
Hub Group, Inc., Class A2	59,666	2,211,819
Marten Transport Ltd.	22,864	370,168
Matson, Inc.	31,444	1,006,837
Saia, Inc.[2]	14,877	830,434
SkyWest, Inc.	35,644	1,585,089
Total Transportation		12,742,909

Utilities—0.9%
American States Water Co.[1]	3,410	228,606
Avista Corp.	16,211	688,643
California Water Service Group[1]	7,036	335,336
El Paso Electric Co.	8,262	414,174
Northwest Natural Holding Co.	5,376	325,033
South Jersey Industries, Inc.	23,371	649,714
Spire, Inc.	12,393	918,074
Total Utilities		3,559,580

Total Common Stocks (Cost $463,744,536)		395,898,644
	Shares	Value
RIGHT—0.0%[3]
Materials—0.0%[3]
A. Schulman, Inc. CVR (Cost $75,044)[2,4]	37,522	$—
Money Market Fund—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[5] (Cost $40,183)	40,183	40,183
Investment of Cash Collateral for Securities Loaned—5.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[5] (Cost $22,464,727)	22,464,727	22,464,727
Total Investments—105.6% (Cost $486,324,490)		418,403,554
Liabilities in Excess of Other Assets—(5.6)%		(22,015,113)
Net Assets—100.0%		$396,388,441

CVR – Contigent Value Rights

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $86,411,759; total value of the collateral held by the Fund was $89,418,511. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $66,953,784 (Note 4).

2. Non-income producing security.

3. Less than 0.05%

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

28     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer S&P Financials Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Banks—33.4%
Bank of America Corp.	117,832	$2,903,381
BB&T Corp.	7,591	328,842
Citigroup, Inc.	46,974	2,445,467
Citizens Financial Group, Inc.	6,417	190,777
Comerica, Inc.	1,355	93,075
Fifth Third Bancorp	8,327	195,934
Huntington Bancshares, Inc.	11,245	134,040
JPMorgan Chase & Co.	34,116	3,330,404
KeyCorp	12,806	189,273
M&T Bank Corp.	1,136	162,596
People’s United Financial, Inc.[1]	3,238	46,724
PNC Financial Services Group, Inc. (The)	4,433	518,262
Regions Financial Corp.	12,708	170,033
SunTrust Banks, Inc.	5,235	264,053
SVB Financial Group[2]	352	66,852
U.S. Bancorp	14,151	646,701
Wells Fargo & Co.	58,502	2,695,772
Zions Bancorp NA	1,913	77,936
Total Banks		14,460,122

Capital Markets—14.2%
Affiliated Managers Group, Inc.	700	68,208
Ameriprise Financial, Inc.	3,080	321,459
Bank of New York Mellon Corp. (The)	10,269	483,362
BlackRock, Inc.	1,014	398,319
Cboe Global Markets, Inc.	708	69,264
Charles Schwab Corp. (The)	6,822	283,318
CME Group, Inc.	572	107,605
E*TRADE Financial Corp.	1,802	79,072
Franklin Resources, Inc.	5,402	160,223
Goldman Sachs Group, Inc. (The)	7,555	1,262,063
Intercontinental Exchange, Inc.	2,117	159,474
Invesco Ltd.	8,689	145,454
Moody’s Corp.	845	118,334
Morgan Stanley	33,786	1,339,615
MSCI, Inc.	253	37,300
Nasdaq, Inc.	1,302	106,204
Northern Trust Corp.	2,021	168,935
Raymond James Financial, Inc.	2,710	201,651
S&P Global, Inc.	1,024	174,018
	Shares	Value
Capital Markets (Continued)
State Street Corp.	5,231	$329,919
T. Rowe Price Group, Inc.	1,575	145,404
Total Capital Markets		6,159,201

Consumer Finance—5.9%
American Express Co.	10,606	1,010,964
Capital One Financial Corp.	11,049	835,194
Discover Financial Services	5,460	322,030
Synchrony Financial	16,428	385,401
Total Consumer Finance		2,553,589

Diversified Financial Services—16.0%
Berkshire Hathaway, Inc., Class B2	32,883	6,714,051
Jefferies Financial Group, Inc.	13,541	235,072
Total Diversified Financial Services		6,949,123

Insurance—30.4%
Aflac, Inc.	13,540	616,882
Allstate Corp. (The)	13,441	1,110,630
American International Group, Inc.	34,649	1,365,517
Aon PLC	1,915	278,364
Arthur J. Gallagher & Co.	2,464	181,597
Assurant, Inc.	2,202	196,947
Brighthouse Financial, Inc.[2]	7,256	221,163
Chubb Ltd.	6,982	901,935
Cincinnati Financial Corp.	2,080	161,034
Everest Re Group Ltd.	912	198,597
Hartford Financial Services Group, Inc. (The)	12,238	543,979
Lincoln National Corp.	7,807	400,577
Loews Corp.	8,479	385,964
Marsh & McLennan Cos., Inc.	4,852	386,947
MetLife, Inc.	47,257	1,940,372
Principal Financial Group, Inc.	8,516	376,152
Progressive Corp. (The)	13,554	817,713
Prudential Financial, Inc.	19,959	1,627,656
Torchmark Corp.	1,505	112,168
Travelers Cos., Inc. (The)	6,733	806,277
Unum Group	10,532	309,430
Willis Towers Watson PLC	1,441	218,830
Total Insurance		13,158,731

Total Common Stocks (Cost $46,684,506)		43,280,766

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P Financials Revenue ETF

	Shares	Value
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $70,201)	70,201	$70,201
Total Investments—100.1% (Cost $46,754,707)		43,350,967
Liabilities in Excess of Other Assets—(0.1)%		(27,155)
Net Assets—100.0%		$43,323,812

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the security on loan was $45,541; total value of the collateral held by the Fund was $46,224. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $46,224 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

30     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer S&P Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—6.0%
General Motors Co.	2,152,257	$71,992,997
Banks—0.7%
PacWest Bancorp[1]	75,166	2,501,525
People’s United Financial, Inc.[1]	273,470	3,946,172
Valley National Bancorp[1]	266,042	2,362,453
Total Banks		8,810,150

Capital Goods—3.4%
General Electric Co.	5,404,551	40,912,451
Commercial & Professional Services—1.2%
Nielsen Holdings PLC[1]	604,037	14,092,183
Consumer Durables & Apparel—2.9%
Newell Brands, Inc.[1]	1,839,444	34,195,264
Consumer Services—2.3%
Brinker International, Inc.	164,954	7,254,677
H&R Block, Inc.[1]	287,772	7,300,776
Wyndham Destinations, Inc.	349,843	12,538,373
Total Consumer Services		27,093,826

Diversified Financials—1.5%
Federated Investors, Inc., Class B1	112,861	2,996,460
Invesco Ltd.[1]	600,448	10,051,499
Janus Henderson Group PLC[1]	233,037	4,828,527
Total Diversified Financials		17,876,486

Energy—16.7%
Chevron Corp.	596,805	64,926,416
Exxon Mobil Corp.	847,379	57,782,774
Helmerich & Payne, Inc.	89,099	4,271,406
Occidental Petroleum Corp.	488,865	30,006,534
ONEOK, Inc.	470,726	25,395,668
Williams Cos., Inc. (The)	761,932	16,800,600
Total Energy		199,183,398

Food, Beverage & Tobacco—13.7%
Altria Group, Inc.	721,596	35,639,626
General Mills, Inc.	831,351	32,372,808
Kraft Heinz Co. (The)	1,088,600	46,853,344
Philip Morris International, Inc.	737,358	49,226,020
Total Food, Beverage & Tobacco		164,091,798

Health Care Equipment & Services—0.9%
Patterson Cos., Inc.	554,467	$10,900,821
Insurance—1.3%
Old Republic International Corp.	746,809	15,361,861
	Shares	Value
Materials—4.8%
Compass Minerals International, Inc.[1]	70,327	$2,931,933
International Paper Co.	1,348,622	54,430,384
Total Materials		57,362,317

Media & Entertainment—0.4%
Meredith Corp.[1]	99,745	5,180,755
Real Estate—6.2%
American Campus Communities, Inc.	48,525	2,008,450
Corporate Office Properties Trust	50,752	1,067,314
Crown Castle International Corp.	107,098	11,634,056
Healthcare Realty Trust, Inc.	35,403	1,006,861
Highwoods Properties, Inc.	37,584	1,454,125
Host Hotels & Resorts, Inc.	690,507	11,510,752
Liberty Property Trust	41,204	1,725,623
Life Storage, Inc.	13,297	1,236,488
Mid-America Apartment Communities, Inc.	36,149	3,459,459
National Retail Properties, Inc.	29,841	1,447,587
Public Storage	31,367	6,348,994
Realty Income Corp.	49,641	3,129,369
Simon Property Group, Inc.	74,597	12,531,550
Taubman Centers, Inc.	27,932	1,270,627
Urban Edge Properties	44,732	743,446
Weyerhaeuser Co.	622,009	13,597,117
Total Real Estate		74,171,818

Semiconductors & Semiconductor Equipment—4.0%
QUALCOMM, Inc.	845,694	48,128,446
Software & Services—6.0%
International Business Machines Corp.	517,043	58,772,278
Western Union Co. (The)	739,556	12,616,825
Total Software & Services		71,389,103

Technology Hardware & Equipment—1.4%
Xerox Corp.	863,470	17,062,167
Telecommunication Services—5.4%
Verizon Communications, Inc.	1,145,461	64,397,817
Utilities—20.9%
AES Corp.[1]	1,824,856	26,387,418
CenterPoint Energy, Inc.	826,666	23,336,781
Consolidated Edison, Inc.	362,177	27,692,053
Dominion Energy, Inc.	405,546	28,980,317
Duke Energy Corp.	658,413	56,821,042

31     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer S&P Ultra Dividend Revenue ETF

	Shares	Value
Utilities (continued)
Edison International	403,486	$22,905,900
Entergy Corp.	305,149	26,264,175
FirstEnergy Corp.[1]	768,567	28,859,691
NorthWestern Corp.	47,947	2,849,970
OGE Energy Corp.	140,218	5,495,143
Total Utilities		249,592,490

Total Common Stocks (Cost $1,334,245,749)		1,191,796,148
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[2] (Cost $1,098,293)	1,098,293	1,098,293
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[2] (Cost $762,119)	762,119	762,119
Total Investments—99.9% (Cost $1,336,106,161)		1,193,656,560
Other Assets in Excess of Liabilities—0.1%		1,566,984
Net Assets—100.0%		$1,195,223,544

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $54,975,874; total value of the collateral held by the Fund was $55,863,925. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $55,101,806 (Note 4).

2. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

32     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—96.7%
Automobiles & Components—2.5%
Chongqing Changan Automobile Co. Ltd., Class B	44,600	$19,881
Nemak SAB de CV1	31,800	23,656
Weifu High-Technology Group Co. Ltd., Class B	4,327	7,494
Yulon Nissan Motor Co. Ltd.	709	5,270
Total Automobiles & Components		56,301

Banks—9.2%
Absa Group Ltd.	4,585	51,578
Abu Dhabi Commercial Bank PJSC	9,802	21,775
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	29,482	36,527
Commercial Bank PQSC (The)	946	10,233
Doha Bank QPSC	1,192	7,267
Dubai Islamic Bank PJSC	11,579	15,762
Habib Bank Ltd.	6,983	6,060
Malayan Banking Bhd	20,200	46,437
Moneta Money Bank AS1	753	2,425
National Bank of Pakistan[2]	20,078	6,080
Qatar International Islamic Bank QSC	188	3,414
Total Banks		207,558

Capital Goods—4.0%
ElSewedy Electric Co.	14,235	14,275
Foshan Electrical and Lighting Co. Ltd., Class B	6,060	2,639
Reunert Ltd.	771	3,796
Sime Darby Bhd	83,900	48,726
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	55,392	19,951
Total Capital Goods		89,387

Consumer Durables & Apparel—0.0%[3]
China Dongxiang Group Co. Ltd.	7,344	1,126
Consumer Services—0.4%
OPAP SA	1,008	8,752
	Shares	Value
Diversified Financials—9.2%
Al Waha Capital PJSC	962	$524
China Cinda Asset Management Co. Ltd., Class H	291,643	70,775
China Huarong Asset Management Co. Ltd., Class H1	445,209	81,316
Coronation Fund Managers Ltd.	445	1,279
Moscow Exchange MICEX-RTS PJSC	2,113	2,467
Power Finance Corp. Ltd.	17,384	26,730
REC Ltd.	12,864	22,507
Total Diversified Financials		205,598

Energy—16.6%
China Petroleum & Chemical Corp., Class H	135,138	96,486
Coal India Ltd.	21,517	74,199
Gulf International Services QSC[2]	781	3,646
Indian Oil Corp. Ltd.	59,595	116,988
Qatar Gas Transport Co. Ltd.	996	4,904
Tupras Turkiye Petrol Rafinerileri AS	3,487	76,493
Total Energy		372,716

Food & Staples Retailing—0.2%
Al Meera Consumer Goods Co. QSC	112	4,552
Food, Beverage & Tobacco—0.3%
Eastern Tobacco	4,067	3,690
Philip Morris CR AS	5	3,127
Total Food, Beverage & Tobacco		6,817

Health Care Equipment & Services—0.1%
Qualicorp Consultoria e Corretora de Seguros SA	777	2,584
Insurance—1.3%
MMI Holdings Ltd.[2]	24,146	28,754
Materials—16.2%
Alrosa PJSC	14,767	20,993
Eregli Demir ve Celik Fabrikalari TAS	18,070	24,524
Fauji Fertilizer Co. Ltd.	6,022	4,029
Kumba Iron Ore Ltd.	993	19,539
MMC Norilsk Nickel PJSC	245	46,049
Novolipetsk Steel PJSC	22,293	50,587
Severstal PJSC	2,575	34,999

33     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

	Shares	Value
Materials (Continued)
Shandong Chenming Paper Holdings Ltd., Class H	25,580	$14,637
Sinopec Shanghai Petrochemical Co. Ltd., Class H	155,393	68,077
Vedanta Ltd.	27,519	79,701
Total Materials		363,135

Media & Entertainment—0.4%
Astro Malaysia Holdings Bhd	25,500	8,022
Smiles Fidelidade SA	149	1,682
Total Media & Entertainment		9,704

Real Estate—4.5%
Barwa Real Estate Co.	247	2,707
Concentradora Fibra Danhos SA de CV	1,109	1,308
DAMAC Properties Dubai Co. PJSC	20,405	8,388
Fibra Uno Administracion SA de CV	4,444	4,928
Fortress REIT Ltd., Class A	1,217	1,542
Growthpoint Properties Ltd.	2,571	4,165
Guangzhou R&F Properties Co. Ltd., Class H	37,716	57,037
KWG Group Holdings Ltd.[2]	6,458	5,716
Land & Houses PCL	18,200	5,534
Redefine Properties Ltd.	4,756	3,197
Resilient REIT Ltd.	249	987
SOHO China Ltd.[2]	4,162	1,483
United Development Co. QSC	702	2,844
Vukile Property Fund Ltd.	675	936
Total Real Estate		100,772

Retailing—0.3%
Xinhua Winshare Publishing and Media Co. Ltd., Class H	9,246	5,834
Software & Services—0.7%
Cielo SA	6,817	15,636
Technology Hardware & Equipment—8.8%
AU Optronics Corp.	138,069	55,251
Inventec Corp.	127,129	91,199
Kingboard Laminates Holdings Ltd.	13,087	10,798
Lite-On Technology Corp.	28,638	37,828
Transcend Information, Inc.	1,501	3,262
Total Technology Hardware & Equipment		198,338
	Shares	Value
Telecommunication Services—8.6%
Magyar Telekom Telecommunications PLC	8,032	$12,593
Mobile Telecommunications Co. KSC	14,051	20,777
Mobile TeleSystems PJSC	9,271	31,807
MTN Group Ltd.	8,344	51,624
Rostelecom PJSC	22,047	23,222
Sistema PJSFC	135,155	15,584
Telkom SA SOC Ltd.	4,097	18,026
Turkcell Iletisim Hizmetleri AS	8,903	20,367
Total Telecommunication Services		194,000

Transportation—2.6%
Aeroflot PJSC	24,995	36,455
Air Arabia PJSC	21,583	5,993
AirAsia Group Bhd	21,800	15,668
Total Transportation		58,116

Utilities—10.8%
AES Gener SA	50,982	14,171
CEZ AS	1,853	44,033
China Power International Development Ltd.	79,850	18,154
China Resources Power Holdings Co. Ltd.	29,473	56,692
Datang International Power Generation Co. Ltd., Class H	151,692	35,650
Engie Brasil Energia SA	1,385	11,800
Federal Grid Co. Unified Energy System PJSC	8,170,583	17,445
Manila Electric Co.	4,270	30,857
NHPC Ltd.	16,613	6,187
Transmissora Alianca de Energia Eletrica SA	352	2,143
Unipro PJSC	133,021	4,985
Total Utilities		242,117

Total Common Stocks (Cost $2,392,929)		2,171,797

34     OPPENHEIMER ETF TRUST

	Shares	Value
PREFERRED STOCKS—2.9%
Banks—0.4%
Itausa - Investimentos Itau SA, 3.37%	2,772	$8,640
Energy—1.0%
Bashneft PJSC, 8.93%	919	23,613
Utilities—1.5%
Cia de Gas de Sao Paulo - COMGAS, Class A, 7.99%	613	9,292
Cia Paranaense de Energia, 3.70%	2,612	20,589
Cia de Transmissao de Energia Eletrica Paulista 17.70%	209	3,730
Total Utilities		33,611

Total Preferred Stocks
(Cost $60,722)		65,864
Total Investments—99.6% (Cost $2,453,651)		2,237,661
Other Assets in Excess of Liabilities—0.4%		8,734
Net Assets—100.0%		$2,246,395

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $107,397 or 4.78% of the Fund’s net assets at period end.

2. Non-income producing security.

3. Less than 0.05%

Geographical Holdings

Country	Value	% of Net Assets
China	$562,946	25.1%
India	326,312	14.5
Russia	308,207	13.7
Taiwan	192,811	8.6
South Africa	185,422	8.3
Turkey	121,383	5.4
Malaysia	118,852	5.3
Brazil	76,098	3.3
Mexico	66,420	3.0
United Arab Emirates	52,443	2.3
Czech Republic	49,584	2.2
Qatar	39,568	1.8
Philippines	30,857	1.4
Kuwait	20,777	0.9
Egypt	17,965	0.8
Pakistan	16,168	0.7
Chile	14,171	0.6
Hungary	12,593	0.6
Hong Kong	10,798	0.5
Greece	8,752	0.4
Thailand	5,534	0.2
Total Investments	2,237,661	99.6
Other Assets in Excess of Liabilities	8,734	0.4
Net Assets	$2,246,395	100.0%

The accompanying notes are an integral part of these financial statements.

35     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer S&P International Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.4%
Automobiles & Components—7.4%
Bayerische Motoren Werke AG	759	$61,343
Daimler AG	1,843	96,724
Nokian Renkaat OYJ	35	1,073
Xinyi Glass Holdings Ltd.	1,092	1,208
Total Automobiles & Components		160,348

Banks—14.2%
ABN AMRO Group NV1	407	9,556
Australia & New Zealand Banking Group Ltd.	742	12,777
Banco Santander SA	9,809	44,550
Bank of Nova Scotia (The)	299	14,897
Bank of Queensland Ltd.[2]	120	819
Bendigo & Adelaide Bank Ltd.	163	1,238
BNP Paribas SA	921	41,561
Canadian Imperial Bank of Commerce[2]	119	8,859
Commonwealth Bank of Australia	324	16,512
Credit Agricole SA	3,605	38,862
Danske Bank A/S	511	10,090
DNB ASA	262	4,180
First International Bank of Israel Ltd.	38	799
ING Groep NV	2,619	28,173
KBC Group NV	107	6,933
Mediobanca Banca di Credito Finanziario SpA	197	1,661
National Australia Bank Ltd.	747	12,658
National Bank of Canada	92	3,776
Skandinaviska Enskilda Banken AB, Class A	369	3,584
Societe Generale SA	928	29,513
Westpac Banking Corp.	804	14,173
Total Banks		305,171

Capital Goods—1.4%
BAE Systems PLC	1,991	11,644
BOC Aviation Ltd.[1]	100	740
Hopewell Holdings Ltd.	66	290
NWS Holdings Ltd.	1,198	2,457
Shikun & Binui Ltd.[3]	395	670
	Shares	Value
Capital Goods (Continued)
Singapore Technologies Engineering Ltd.	1,100	$2,817
Skanska AB, Class B	662	10,528
Zardoya Otis SA	97	689
Total Capital Goods		29,835

Commercial & Professional Services—1.1%
Babcock International Group PLC[2]	459	2,860
G4S PLC	2,151	5,396
Randstad NV	313	14,344
Total Commercial & Professional Services		22,600

Consumer Durables & Apparel—0.5%
Barratt Developments PLC	616	3,631
Bellway PLC	70	2,242
Coway Co. Ltd.	19	1,262
HUGO BOSS AG	28	1,726
Pandora A/S	36	1,463
Total Consumer Durables & Apparel		10,324

Diversified Financials—2.2%
Aker ASA, Class A	50	2,668
Amundi SA1	31	1,636
Ashmore Group PLC	68	316
CI Financial Corp.	100	1,265
Guotai Junan International Holdings Ltd.	1,539	248
Macquarie Group Ltd.	69	5,278
Natixis SA	2,208	10,397
Perpetual Ltd.	16	366
Platinum Asset Management Ltd.[2]	67	229
Singapore Exchange Ltd.	104	545
Standard Life Aberdeen PLC	2,210	7,227
UBS Group AG3	1,469	18,232
Total Diversified Financials		48,407

Energy—18.8%
BP PLC	17,034	107,594
Enagas SA	31	837
Eni SpA	2,888	45,388
Equinor ASA	1,669	35,417
Oil Refineries Ltd.	6,757	3,224
Paz Oil Co. Ltd.	14	2,113
Pembina Pipeline Corp.	85	2,521
Royal Dutch Shell PLC, Class A	3,740	109,912
TOTAL SA	1,715	90,536

36     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
TransCanada Corp.	149	$5,318
Whitehaven Coal Ltd.	327	995
Woodside Petroleum Ltd.	107	2,359
Total Energy		406,214

Food & Staples Retailing—0.8%
Jeronimo Martins SGPS SA	920	10,875
Kesko OYJ, Class B	113	6,084
Total Food & Staples Retailing		16,959

Food, Beverage & Tobacco—2.7%
Anheuser-Busch InBev SA	380	25,065
British American Tobacco PLC	483	15,379
Coca-Cola Amatil Ltd.	328	1,891
Tate & Lyle PLC	221	1,857
WH Group Ltd.[1]	17,540	13,509
Total Food, Beverage & Tobacco		57,701

Insurance—18.4%
Aegon NV	3,941	18,376
Ageas	162	7,278
Allianz SE	325	65,069
Assicurazioni Generali SpA	2,430	40,557
Aviva PLC	5,454	26,083
AXA SA	2,415	52,061
CNP Assurances	912	19,308
Gjensidige Forsikring ASA	118	1,842
Great-West Lifeco, Inc.	838	17,290
Harel Insurance Investments & Financial Services Ltd.	368	2,422
Insurance Australia Group Ltd.	1,264	6,229
Legal & General Group PLC	5,544	16,311
Mapfre SA	4,919	13,046
Medibank Pvt Ltd.	1,732	3,134
NN Group NV	304	12,094
Poste Italiane SpA[1]	2,410	19,241
Power Corp. of Canada	994	17,852
Power Financial Corp.	941	17,796
Sampo OYJ, Class A	128	5,620
Suncorp Group Ltd.	625	5,557
Talanx AG	619	21,087
UnipolSai Assicurazioni SpA[2]	3,561	8,046
Total Insurance		396,299
	Shares	Value
Materials—5.4%
Adelaide Brighton Ltd.	219	$658
Amcor Ltd.	494	4,608
BASF SE	550	37,976
Boral Ltd.	645	2,243
CSR Ltd.	581	1,150
Evonik Industries AG	353	8,797
Huabao International Holdings Ltd.	814	346
Israel Corp. Ltd. (The)	10	2,656
Rio Tinto Ltd.	400	22,097
Rio Tinto PLC	473	22,470
Shougang Fushan Resources Group Ltd.	1,370	278
Sims Metal Management Ltd.	350	2,474
South32 Ltd.	1,789	4,219
UPM-Kymmene OYJ	246	6,229
Total Materials		116,201

Media & Entertainment—0.5%
Singapore Press Holdings Ltd.	300	517
WPP PLC	1,001	10,793
Total Media & Entertainment		11,310

Pharmaceuticals, Biotechnology & Life Sciences—0.5%
AstraZeneca PLC	145	10,846
Orion OYJ, Class B	19	657
Total Pharmaceuticals, Biotechnology & Life Sciences		11,503

Real Estate—1.3%
Amot Investments Ltd.	33	160
Ascendas Real Estate Investment Trust	200	377
British Land Co. PLC (The)	100	679
CapitaLand Commercial Trust	200	257
CapitaLand Mall Trust	200	332
Champion REIT	346	237
Covivio	4	385
Dexus	66	493
Frasers Property Ltd.	800	968
Gazit-Globe Ltd.	38	264
GPT Group (The)	119	447
Hammerson PLC	34	143

37     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
Real Estate (Continued)
Hang Lung Properties Ltd.	414	$789
Kerry Properties Ltd.	590	2,016
Kiwi Property Group Ltd.	44	40
Klepierre SA	22	678
LendLease Group	740	6,059
Mirvac Group	639	1,008
New World Development Co. Ltd.	3,066	4,057
RioCan Real Estate Investment Trust	21	366
Scentre Group	365	1,002
Shopping Centres Australasia Property Group	136	244
Shui On Land Ltd.	8,956	1,990
Stockland	474	1,175
Suntec Real Estate Investment Trust	100	131
Swiss Prime Site AG3	8	646
Unibail-Rodamco-Westfield	9	1,393
Vicinity Centres	328	600
Total Real Estate		26,936

Retailing—1.2%
Chow Tai Fook Jewellery Group Ltd.	5,042	4,205
Dixons Carphone PLC	3,663	5,603
Hennes & Mauritz AB, Class B	686	9,751
Inchcape PLC	886	6,223
Lifestyle International Holdings Ltd.	156	237
Sa Sa International Holdings Ltd.[2]	1,624	614
Total Retailing		26,633

Semiconductors & Semiconductor Equipment—0.0%[4]
Xinyi Solar Holdings Ltd.	1,580	555
Technology Hardware & Equipment—0.1%
Venture Corp. Ltd.	100	1,023
VTech Holdings Ltd.	132	1,093
Total Technology Hardware & Equipment		2,116

Telecommunication Services—9.6%
BCE, Inc.	269	10,622
Bezeq The Israeli Telecommunication Corp. Ltd.	1,205	1,177
BT Group PLC	5,014	15,205
Deutsche Telekom AG	2,679	45,386
Elisa OYJ	27	1,114
Inmarsat PLC	146	705
	Shares	Value
Telecommunication Services (continued)
M1 Ltd.	300	$460
Orange SA	1,511	24,450
PCCW Ltd.	4,278	2,464
Proximus SADP	140	3,780
Singapore Telecommunications Ltd.	3,200	6,879
Spark New Zealand Ltd.	481	1,338
StarHub Ltd.	700	899
Telecom Italia SpA -RSP	21,550	10,273
Telefonica SA	3,433	28,801
Telenor ASA	376	7,273
Telia Co. AB	1,136	5,379
Telstra Corp. Ltd.	4,959	9,950
TELUS Corp.[2]	172	5,698
Vodafone Group PLC	13,242	25,787
Total Telecommunication Services		207,640

Transportation—1.5%
Air New Zealand Ltd.	932	1,937
Atlantia SpA	197	4,069
Aurizon Holdings Ltd.	434	1,308
bpost SA	187	1,711
ComfortDelGro Corp. Ltd.	1,100	1,735
International Consolidated Airlines Group SA	1,886	14,845
Royal Mail PLC	1,815	6,290
SIA Engineering Co. Ltd.	300	500
Total Transportation		32,395

Utilities—11.8%
AGL Energy Ltd.	394	5,714
APA Group	134	802
AusNet Services	460	504
Canadian Utilities Ltd., Class A	86	1,972
EDP - Energias de Portugal SA	2,766	9,641
Endesa SA	599	13,784
Enel SpA	8,831	50,920
Engie SA	2,760	39,517
Fortum OYJ	152	3,319
Hydro One Ltd.[1,2]	186	2,758
Innogy SE1	471	21,930
Korea Electric Power Corp.	1,145	33,966
Mercury NZ Ltd.	308	753
National Grid PLC	991	9,645
Naturgy Energy Group SA	593	15,090
Pennon Group PLC	100	882
Severn Trent PLC	47	1,087
SSE PLC	1,133	15,606

38     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (Continued)
Suez	728	$9,595
Terna Rete Elettrica Nazionale SpA	235	1,331
United Utilities Group PLC	112	1,050
Veolia Environnement SA	760	15,599
Total Utilities		255,465

Total Common Stocks (Cost $2,457,985)		2,144,612
Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[5] (Cost $6,437)	6,437	6,437
Investment of Cash Collateral for Securities Loaned—1.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[5] (Cost $28,870)	28,870	28,870
Total Investments—101.1% (Cost $2,493,292)		2,179,919
Liabilities in Excess of Other Assets—(1.1)%		(22,668)
Net Assets—100.0%		$2,157,251

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $69,370 or 3.22% of the Fund’s net assets at period end.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $27,151; total value of the collateral held by the Fund was $28,870.

3. Non-income producing security.

4. Less than 0.05%

5. Rate shown represents annualized 7-day yield as of December 31, 2018.

Geographical Holdings

Country	Value	% of Net Assets
France	$375,491	17.4%
Germany	360,037	16.7
United Kingdom	325,928	15.1
Netherlands	192,456	8.9
Italy	181,485	8.4
Australia	170,966	7.9
Spain	116,796	5.4
Canada	110,992	5.2
Norway	51,380	2.4
Belgium	44,767	2.1
United States	37,781	1.8
South Korea	35,228	1.6
Hong Kong	33,521	1.6
Sweden	29,242	1.4
Finland	24,097	1.1
Portugal	20,515	1.0
Switzerland	18,878	0.9
Singapore	18,180	0.8
Israel	13,486	0.6
Denmark	11,553	0.5
New Zealand	4,069	0.2
China	3,071	0.1
Total Investments	2,179,919	101.1
Liabilities in Excess of Other Assets	(22,668)	(1.1)
Net Assets	$2,157,251	100.1%

The accompanying notes are an integral part of these financial statements.

39     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
COMMON STOCKS—97.2%
Automobiles & Components—4.7%
Astra International Tbk PT	42,882	$24,527
BAIC Motor Corp. Ltd., Class H1	18,999	10,022
Bajaj Auto Ltd.	169	6,585
Bosch Ltd.	14	3,933
Brilliance China Automotive Holdings Ltd.	653	486
BYD Co. Ltd., Class H2	1,122	7,158
Cheng Shin Rubber Industry Co. Ltd.	5,075	6,745
Dongfeng Motor Group Co. Ltd., Class H	10,028	9,094
Eicher Motors Ltd.	7	2,322
Ford Otomotiv Sanayi AS	1,134	10,658
Fuyao Glass Industry Group Co. Ltd., Class H1	311	995
Geely Automobile Holdings Ltd.	13,337	23,508
Great Wall Motor Co. Ltd., Class H2	14,415	8,267
Guangzhou Automobile Group Co. Ltd., Class H	6,341	6,325
Hankook Tire Co. Ltd.[3]	261	9,392
Hanon Systems	983	9,515
Hyundai Mobis Co. Ltd.[3]	302	51,425
Hyundai Motor Co.	1,291	137,106
Kia Motors Corp.[3]	3,016	91,091
Mahindra & Mahindra Ltd.	1,917	22,072
Maruti Suzuki India Ltd.	182	19,462
Motherson Sumi Systems Ltd.	6,147	14,691
Nexteer Automotive Group Ltd.	4,463	6,361
SAIC Motor Corp. Ltd., Class A	4,772	18,537
Tata Motors Ltd.[3]	21,443	53,043
Total Automobiles & Components		553,320

Banks—12.5%
Absa Group Ltd.	1,687	18,977
Abu Dhabi Commercial Bank PJSC	5,646	12,543
Agricultural Bank of China Ltd., Class A	38,718	20,302
Agricultural Bank of China Ltd., Class H	29,001	12,705
Alliance Bank Malaysia Bhd	5,838	5,679
Alpha Bank AE3	6,666	8,382
AMMB Holdings Bhd	6,801	7,143
	Shares	Value
Banks (Continued)
Axis Bank Ltd.[3]	1,690	$15,006
Banco Bradesco SA	5,089	44,446
Banco de Credito e Inversiones	141	9,160
Banco do Brasil SA	6,603	79,204
Banco Santander Brasil SA	3,130	34,484
Bancolombia SA	1,195	11,186
Bank Danamon Indonesia Tbk PT	8,798	4,650
Bank Handlowy w Warszawie SA	277	5,095
Bank Mandiri Persero Tbk PT	31,156	15,979
Bank of China Ltd., Class A	40,660	21,379
Bank of China Ltd., Class H	92,067	39,746
Bank of Communications Co. Ltd., Class H	64,833	50,595
Bank Rakyat Indonesia Persero Tbk PT	69,060	17,577
BNK Financial Group, Inc.[3]	1,053	6,917
Capitec Bank Holdings Ltd.	76	5,907
China CITIC Bank Corp Ltd., Class H	38,259	23,260
China Construction Bank Corp., Class H	256,291	211,466
China Everbright Bank Co. Ltd., Class H	34,439	14,912
China Merchants Bank Co. Ltd., Class H	4,820	17,669
China Minsheng Banking Corp. Ltd., Class H	24,253	16,728
Chongqing Rural Commercial Bank Co. Ltd., Class H	7,762	4,164
CIMB Group Holdings Bhd	10,421	14,399
Commercial International Bank Egypt SAE	1,136	4,696
CTBC Financial Holding Co. Ltd.	44,000	28,916
DGB Financial Group, Inc.[3]	708	5,273
First Abu Dhabi Bank PJSC	4,690	18,003
Grupo Financiero Banorte SAB de CV, Class O	3,374	16,409
Habib Bank Ltd.	2,600	2,256
Hana Financial Group, Inc.	630	20,467
Housing Development Finance Corp. Ltd.	617	17,396
ICICI Bank Ltd.	5,442	28,073

40     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
Indiabulls Housing Finance Ltd.	327	$3,999
Industrial & Commercial Bank of China Ltd., Class A	23,932	18,440
Industrial & Commercial Bank of China Ltd., Class H	78,391	55,970
Industrial Bank of Korea	1,049	13,209
Itau CorpBanca	869,565	8,118
Kasikornbank PCL	5,248	29,818
KB Financial Group, Inc.	1,080	45,008
Krung Thai Bank PCL	24,023	14,166
LIC Housing Finance Ltd.	806	5,642
Malayan Banking Bhd	9,200	21,149
MCB Bank Ltd.	1,567	2,185
Metropolitan Bank & Trust Co.	5,165	7,951
Nedbank Group Ltd.	892	17,035
OTP Bank Nyrt	250	10,058
Postal Savings Bank of China Co. Ltd., Class H1	39,998	21,099
Public Bank Bhd	2,620	15,698
Qatar National Bank QPSC	567	30,364
RHB Bank Bhd	7,944	10,169
Santander Bank Polska SA	94	8,963
Sberbank of Russia PJSC[4]	7,081	77,608
Shinhan Financial Group Co. Ltd.	915	32,474
Siam Commercial Bank PCL (The)	4,105	16,831
State Bank of India[3]	16,899	71,624
Turkiye Is Bankasi AS, Class C	22,557	19,208
VTB Bank PJSC	12,338	13,671
Woori Bank	1,349	18,860
Total Banks		1,480,466

Capital Goods—9.3%
AKR Corporindo Tbk PT	4,660	1,390
Alfa SAB de CV, Class A	27,212	32,306
Alliance Global Group, Inc.	25,108	5,682
Ashok Leyland Ltd.	4,851	7,122
AviChina Industry & Technology Co. Ltd., Class H	10,932	6,870
Bidvest Group Ltd. (The)	724	10,411
China Communications Construction Co. Ltd., Class H	33,150	31,332
China Railway Construction Corp. Ltd., Class A	11,044	17,485
	Shares	Value
Capital Goods (Continued)
China Railway Construction Corp. Ltd., Class H	11,371	$15,773
China Railway Group Ltd., Class H	30,155	27,461
China Shipbuilding Industry Co. Ltd., Class A	26,600	16,466
China State Construction Engineering Corp. Ltd., Class A	24,522	20,359
China State Construction International Holdings Ltd.	14,532	11,545
CITIC Ltd.	65,302	102,423
CJ Corp.[3]	355	38,656
CRRC Corp. Ltd., Class H	8,920	8,704
Daelim Industrial Co. Ltd.[3]	211	19,383
Daewoo Engineering & Construction Co. Ltd.[3]	4,049	19,559
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[3]	432	13,222
DMCI Holdings, Inc.	17,843	4,336
Dongfang Electric Corp. Ltd., Class A3	11,000	12,641
Doosan Bobcat, Inc.[3]	165	4,658
ElSewedy Electric Co.	3,570	3,580
Embraer SA	1,411	7,893
Far Eastern New Century Corp.	12,387	11,244
Fosun International Ltd.	13,747	20,016
GS Engineering & Construction Corp.[3]	477	18,703
Haitian International Holdings Ltd.	1,209	2,332
Hanwha Corp.[3]	2,127	59,761
HDC Holdings Co. Ltd.[3]	36	557
HDC Hyundai Development Co-Engineering & Construction, Class E3	174	7,516
Hiwin Technologies Corp.	545	3,919
Hyosung Corp.	8	358
Hyosung Heavy Industries Corp.[3]	13	482
Hyundai Engineering & Construction Co. Ltd.[3]	488	23,880
Hyundai Heavy Industries Co. Ltd.[3]	142	16,353
Hyundai Heavy Industries Holdings Co. Ltd.[3]	87	26,978
JG Summit Holdings, Inc.	10,144	10,745

41     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Capital Goods (Continued)
KCC Corp.	28	$7,754
KOC Holding AS	13,393	35,749
Larsen & Toubro Ltd.	1,377	28,354
LG Corp.[3]	255	15,975
Lotte Corp.[3]	512	24,182
Metallurgical Corp. of China., Ltd., Class H	38,998	9,364
Posco Daewoo Corp.[3]	1,891	30,844
Samsung C&T Corp.[3]	547	51,719
Samsung Engineering Co. Ltd.[3]	478	7,540
Samsung Heavy Industries Co. Ltd.[3]	1,272	8,447
Shanghai Electric Group Co. Ltd., Class H	14,792	4,723
Shanghai Industrial Holdings Ltd.	3,296	6,668
Sime Darby Bhd	24,825	14,417
Sinopec Engineering Group Co. Ltd., Class H	4,000	3,285
Sinotruk Hong Kong Ltd.	8,999	13,563
SK Holdings Co. Ltd.	694	161,714
SM Investments Corp.	783	13,662
Weichai Power Co. Ltd., Class H	8,654	9,893
Zhuzhou CRRC Times Electric Co. Ltd., Class H	393	2,178
Total Capital Goods		1,092,132

Commercial & Professional Services—0.1%
Country Garden Services Holdings Co. Ltd.[3]	1,653	2,627
S-1 Corp.[3]	75	6,755
Total Commercial & Professional Services		9,382

Consumer Durables & Apparel—1.4%
ANTA Sports Products Ltd.	964	4,623
Arcelik AS	3,174	9,421
CCC SA	59	3,036
Coway Co. Ltd.	65	4,317
Eclat Textile Co. Ltd.	209	2,366
Feng TAY Enterprise Co. Ltd.	410	2,341
FF Group[3,5]	235	–
Fila Korea Ltd.[3]	82	3,932
Haier Electronics Group Co. Ltd.[3]	9,305	22,890
Hyosung TNC Co. Ltd.[3]	6	995
LG Electronics, Inc.	1,266	70,686
LPP SA	2	4,179
	Shares	Value
Consumer Durables & Apparel (Continued)
Nien Made Enterprise Co. Ltd.	230	$1,766
Oppein Home Group, Inc., Class A	500	5,806
Pou Chen Corp.	14,390	15,262
Ruentex Industries Ltd.	242	619
Shenzhou International Group Holdings Ltd.	533	6,042
Tatung Co. Ltd.[3]	3,000	2,528
Titan Co. Ltd.	296	3,947
Zhejiang Semir Garment Co. Ltd., Class A	3,500	4,547
Total Consumer Durables & Apparel		169,303

Consumer Services—0.4%
Alsea SAB de CV	2,716	7,054
Genting Malaysia Bhd	7,356	5,376
Huazhu Group Ltd.[2,4]	100	2,863
Jollibee Foods Corp.	1,747	9,694
OPAP SA	1,142	9,915
Yum China Holdings, Inc.	407	13,647
Total Consumer Services		48,549

Diversified Financials—1.1%
Bajaj Finance Ltd.	137	5,191
Chailease Holding Co. Ltd.	1,787	5,633
China Cinda Asset Management Co. Ltd., Class H	41,795	10,143
China Everbright Ltd.	3,003	5,324
China Huarong Asset Management Co. Ltd., Class H1	92,009	16,805
China International Capital Corp. Ltd., Class H1	2,000	3,755
CITIC Securities Co. Ltd., Class H	2,362	4,073
Far East Horizon Ltd.	7,553	7,621
FirstRand Ltd.	3,882	17,692
GF Securities Co. Ltd., Class H	2,748	3,727
Grupo de Inversiones Suramericana SA	1,019	10,078
GT Capital Holdings, Inc.	462	8,566
Guotai Junan Securities Co. Ltd., Class H1	1,800	3,642
Haitong Securities Co. Ltd., Class H	4,683	4,486
Metro Pacific Investments Corp.	51,916	4,581

42     OPPENHEIMER ETF TRUST

	Shares	Value
Diversified Financials (Continued)
Muangthai Capital PCL	1,600	$2,408
Reinet Investments SCA	106	1,610
Yuanta Financial Holding Co. Ltd.	23,622	11,874
Total Diversified Financials		127,209

Energy—16.2%
Adaro Energy Tbk PT	64,491	5,449
Banpu PCL	13,974	6,352
Bharat Petroleum Corp. Ltd.	11,952	62,101
Bukit Asam Tbk PT	10,980	3,283
China Coal Energy Co. Ltd., Class H	16,000	6,294
China Petroleum & Chemical Corp., Class A	38,855	28,579
China Petroleum & Chemical Corp., Class H	131,715	94,042
China Shenhua Energy Co. Ltd., Class H	4,972	10,897
CNOOC Ltd.	27,174	41,996
Coal India Ltd.	5,523	19,045
Dialog Group Bhd	3,948	2,971
Ecopetrol SA	29,954	24,397
Empresas COPEC SA	2,238	26,855
Formosa Petrochemical Corp.	9,974	35,370
Gazprom PJSC[4]	38,159	169,006
Grupa Lotos SA	645	15,195
GS Holdings Corp.[3]	510	23,585
Hindustan Petroleum Corp. Ltd.	14,729	53,429
Indian Oil Corp. Ltd.	49,121	96,427
IRPC PCL	87,010	15,366
Kunlun Energy Co. Ltd.	18,611	19,730
LUKOIL PJSC[4]	2,496	178,414
MOL Hungarian Oil & Gas PLC	2,246	24,635
Novatek PJSC	105	17,955
Oil & Natural Gas Corp. Ltd.	36,906	79,241
PetroChina Co. Ltd., Class A	30,681	32,220
PetroChina Co. Ltd., Class H	68,171	42,491
Petroleo Brasileiro SA	9,862	64,631
Petronas Dagangan Bhd	2,208	14,159
Polski Koncern Naftowy ORLEN SA	1,590	45,773
Polskie Gornictwo Naftowe i Gazownictwo SA	11,044	20,314
PTT Exploration & Production PCL	1,927	6,717
PTT PCL	70,968	100,262
	Shares	Value
Energy (Continued)
Reliance Industries Ltd.	5,980	$96,041
Rosneft Oil Co. PJSC[3]	30,192	186,587
SK Innovation Co. Ltd.	407	65,475
S-Oil Corp.	322	28,194
Surgutneftegas PJSC[4]	8,186	31,107
Tatneft PJSC[4]	325	20,475
Thai Oil PCL	8,334	16,957
Tupras Turkiye Petrol Rafinerileri AS	895	19,633
Ultrapar Participacoes SA	3,145	43,169
United Tractors Tbk PT	3,996	7,600
Yanzhou Coal Mining Co. Ltd., Class H	5,365	4,331
Total Energy		1,906,750

Food & Staples Retailing—2.9%
Atacadao Distribuicao Comercio e Industria Ltda	4,927	22,997
Avenue Supermarts Ltd.[1,3]	162	3,728
Berli Jucker PCL	5,187	8,085
BGF retail Co. Ltd.[3]	51	9,324
Bid Corp. Ltd.	693	12,766
BIM Birlesik Magazalar AS	739	12,085
Cencosud SA	11,079	20,057
Clicks Group Ltd.	377	5,018
CP ALL PCL	11,683	24,669
E-MART, Inc.[3]	137	22,408
GS Retail Co. Ltd.[3]	409	14,845
Magnit PJSC	2,355	29,979
Pick n Pay Stores Ltd.	2,131	10,040
President Chain Store Corp.	1,000	10,118
Raia Drogasil SA	396	5,839
Shoprite Holdings Ltd.	1,314	17,369
SPAR Group Ltd. (The)	956	13,790
Sun Art Retail Group Ltd.	19,736	20,116
Wal-Mart de Mexico SAB de CV	18,119	45,974
X5 Retail Group NV	1,542	38,211
Total Food & Staples Retailing		347,418

Food, Beverage & Tobacco—3.6%
Ambev SA	4,998	19,833
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,259	8,747
Arca Continental SAB de CV	2,598	14,481
BRF SA3	2,918	16,511
Charoen Pokphand Foods PCL	37,222	28,122

43     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Food, Beverage & Tobacco (Continued)
Charoen Pokphand Indonesia Tbk PT	16,749	$8,415
China Agri-Industries Holdings Ltd.	58,998	21,024
China Mengniu Dairy Co. Ltd.[3]	5,612	17,490
China Resources Beer Holdings Co. Ltd.	2,338	8,167
CJ CheilJedang Corp.[3]	82	24,288
Coca-Cola Femsa SAB de CV, Series L	924	5,590
Dali Foods Group Co. Ltd.[1]	7,999	5,915
Fomento Economico Mexicano SAB de CV	2,955	25,318
Fraser & Neave Holdings Bhd	737	5,975
Gruma SAB de CV, Class B	684	7,735
Grupo Bimbo SAB de CV, Series A	12,300	24,452
Gudang Garam Tbk PT	1,136	6,606
Hanjaya Mandala Sampoerna Tbk PT	30,545	7,881
ITC Ltd.	2,828	11,409
JBS SA	25,373	75,875
KT&G Corp.	104	9,461
Kuala Lumpur Kepong Bhd	73	437
M Dias Branco SA	344	3,799
Ottogi Corp.[3]	8	5,191
QL Resources Bhd	3,600	5,933
Tiger Brands Ltd.[2]	292	5,557
Tingyi Cayman Islands Holding Corp.	8,644	11,548
Uni-President China Holdings Ltd.	6,000	5,211
Uni-President Enterprises Corp.	10,607	24,087
United Spirits Ltd.[3]	359	3,269
Want Want China Holdings Ltd.	8,412	5,888
Total Food, Beverage & Tobacco		424,215

Health Care Equipment & Services—0.5%
Bangkok Dusit Medical Services PCL	8,246	6,281
Life Healthcare Group Holdings Ltd.	2,868	5,264
Netcare Ltd.	3,331	6,120
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,278	10,732
	Shares	Value
Health Care Equipment & Services (Continued)
Sinopharm Group Co. Ltd., Class H	5,914	$24,851
Top Glove Corp. Bhd	2,400	3,252
Total Health Care Equipment & Services		56,500

Household & Personal Products—0.5%
Amorepacific Corp.[3]	58	10,890
AMOREPACIFIC Group[3]	174	11,337
Hengan International Group Co. Ltd.	783	5,700
Hindustan Unilever Ltd.	445	11,598
Kimberly-Clark de Mexico SAB de CV, Class A3	3,080	4,875
LG Household & Health Care Ltd.[3]	12	11,841
Total Household & Personal Products		56,241

Insurance—3.6%
Bajaj Finserv Ltd.	56	5,195
Cathay Financial Holding Co. Ltd.	6,395	9,779
China Life Insurance Co. Ltd., Class H	17,229	36,617
China Life Insurance Co. Ltd./Taiwan	15,840	14,352
China Pacific Insurance Group Co. Ltd., Class H	6,193	20,052
China Taiping Insurance Holdings Co. Ltd.	11,552	31,723
DB Insurance Co. Ltd.[3]	311	19,622
Fubon Financial Holding Co. Ltd.	6,980	10,684
Hanwha Life Insurance Co. Ltd.[3]	6,658	25,181
Hyundai Marine & Fire Insurance Co. Ltd.[3]	600	22,074
IRB Brasil Resseguros SA	200	4,307
Liberty Holdings Ltd.	961	7,349
New China Life Insurance Co. Ltd., Class H	2,149	8,536
Orange Life Insurance Ltd.[1]	191	4,793
People’s Insurance Co. Group of China Ltd. (The), Class H	48,858	19,657
PICC Property & Casualty Co. Ltd., Class H	23,652	24,198
Ping An Insurance Group Co. of China Ltd., Class H	6,537	57,736

44     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
Porto Seguro SA	475	$6,391
Powszechny Zaklad Ubezpieczen SA	1,137	13,286
Qatar Insurance Co. SAQ	639	6,300
Samsung Fire & Marine Insurance Co. Ltd.[3]	113	27,242
Samsung Life Insurance Co. Ltd.[3]	332	24,280
Sanlam Ltd.	2,928	16,243
Sul America SA	1,047	7,726
Total Insurance		423,323

Materials—8.1%
Aluminum Corp. of China Ltd., Class H3	26,106	8,403
Ambuja Cements Ltd.	2,526	8,144
Anglo American Platinum Ltd.	293	10,957
AngloGold Ashanti Ltd.	953	12,041
Anhui Conch Cement Co. Ltd., Class H	1,466	7,115
Asia Cement Corp.	5,092	5,624
Asian Paints Ltd.	234	4,602
BBMG Corp., Class H	14,265	4,500
Cemex SAB de CV3	45,108	21,737
China Hongqiao Group Ltd.	36,000	20,461
China National Building Material Co. Ltd., Class H	28,438	19,469
China Oriental Group Co. Ltd.	14,000	8,333
China Resources Cement Holdings Ltd.	7,999	7,203
China Steel Corp.	25,630	20,221
China Zhongwang Holdings Ltd.	9,199	4,077
Cia Siderurgica Nacional SA3	3,615	8,245
Empresas CMPC SA	3,036	9,651
Eregli Demir ve Celik Fabrikalari TAS	6,256	8,490
Fibria Celulose SA	401	6,994
Formosa Chemicals & Fibre Corp.	6,000	20,496
Formosa Plastics Corp.	3,000	9,858
Gold Fields Ltd.	2,307	7,913
Grasim Industries Ltd.	1,293	15,290
Grupo Argos SA	1,481	7,707
Grupo Mexico SAB de CV, Series B	7,515	15,432
Hanwha Chemical Corp.	823	14,899
	Shares	Value
Materials (Continued)
Hindalco Industries Ltd.	8,180	$26,503
Hyosung Advanced Materials Corp.[3]	7	646
Hyosung Chemical Corp.[3]	4	509
Hyundai Steel Co.[3]	751	30,456
Indorama Ventures PCL	9,926	16,538
Industrias Penoles SAB de CV	719	8,760
Jastrzebska Spolka Weglowa SA3	241	4,315
Jiangxi Copper Co. Ltd., Class H	16,936	19,923
JSW Steel Ltd.	3,631	15,954
Korea Zinc Co. Ltd.[3]	28	10,853
Kumba Iron Ore Ltd.	278	5,470
Kumho Petrochemical Co. Ltd.[3]	103	8,059
LG Chem Ltd.[3]	115	35,764
Lotte Chemical Corp.[3]	94	23,336
Maanshan Iron & Steel Co. Ltd., Class H	10,000	4,406
Mexichem SAB de CV	3,775	9,573
MMC Norilsk Nickel PJSC[4]	1,234	23,150
MMG Ltd.[3]	15,118	6,507
Mondi Ltd.	284	6,112
Nan Ya Plastics Corp.	6,000	14,738
Nine Dragons Paper Holdings Ltd.	12,514	11,588
Novolipetsk Steel PJSC	933	21,347
OCI Co. Ltd.[3]	58	5,562
Pabrik Kertas Tjiwi Kimia Tbk PT	2,631	2,031
Petkim Petrokimya Holding AS	4,149	3,931
Petronas Chemicals Group Bhd	3,885	8,734
PhosAgro PJSC	751	9,575
POSCO	412	89,726
POSCO Chemtech Co. Ltd.[3]	41	2,341
PT Indah Kiat Pulp & Paper Corp. Tbk	8,038	6,456
PTT Global Chemical PCL	10,500	22,977
Sappi Ltd.	1,813	10,291
Sasol Ltd.	673	19,884
Semen Indonesia Persero Tbk PT	6,279	5,021
Severstal PJSC	1,560	21,294
Shree Cement Ltd.	21	5,184

45     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Materials (Continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,771	$7,347
Southern Copper Corp.[2]	541	16,647
Suzano Papel e Celulose SA	504	4,952
Taiwan Cement Corp.	6,822	7,901
Tata Steel Ltd.	3,584	26,748
UltraTech Cement Ltd.	177	10,118
UPL Ltd.	383	4,160
Vale SA	3,399	44,727
Vedanta Ltd.	7,357	21,307
Zijin Mining Group Co. Ltd., Class H	19,716	7,479
Total Materials		956,762

Media & Entertainment—1.3%
58.Com, Inc.[3,4]	37	2,006
Astro Malaysia Holdings Bhd	6	2
Baidu, Inc.[3,4]	81	12,847
Cheil Worldwide, Inc.[3]	434	8,752
Cyfrowy Polsat SA3	1,489	8,942
Grupo Televisa SAB, Series CPO	2,915	7,303
Kakao Corp.	46	4,246
Megacable Holdings SAB de CV	688	3,079
NAVER Corp.[3]	96	10,496
NetEase Inc.[2,4]	65	15,299
SINA Corp.[3]	114	6,115
Tencent Holdings Ltd.	1,812	72,671
Total Media & Entertainment		151,758

Pharmaceuticals, Biotechnology & Life Sciences—0.7%
3SBio, Inc.[1]	1,532	1,965
Aspen Pharmacare Holdings Ltd.	575	5,389
Aurobindo Pharma Ltd.	501	5,260
China Resources Pharmaceutical Group Ltd.[1]	24,999	32,632
China Traditional Chinese Medicine Holdings Co. Ltd.	6,000	3,494
Cipla Ltd.	604	4,494
CSPC Pharmaceutical Group Ltd.	2,095	3,024
Divi’s Laboratories Ltd.	96	2,039
Dr Reddy’s Laboratories Ltd.	141	5,284
Hypera SA	450	3,506
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Kalbe Farma Tbk PT	48,663	$5,144
Lupin Ltd.	438	5,297
Sino Biopharmaceutical Ltd.	6,118	4,032
Sun Pharmaceutical Industries Ltd.	1,044	6,438
Total Pharmaceuticals, Biotechnology & Life Sciences		87,998

Real Estate—4.1%
Agile Group Holdings Ltd.	9,651	11,353
Ayala Land, Inc.	12,178	9,402
China Evergrande Group	37,321	111,782
China Jinmao Holdings Group Ltd.	20,903	9,398
China Overseas Land & Investment Ltd.	10,159	34,904
China Resources Land Ltd.	6,968	26,788
China Vanke Co. Ltd., Class H	3,192	10,845
Country Garden Holdings Co. Ltd.	55,290	67,300
DAMAC Properties Dubai Co. PJSC	13,063	5,370
Emaar Development PJSC	8,720	10,469
Emaar Properties PJSC	11,365	12,779
Future Land Development Holdings Ltd.	18,000	12,323
Greentown China Holdings Ltd.	20,499	15,395
Guangzhou R&F Properties Co. Ltd., Class H	3,812	5,765
Kaisa Group Holdings Ltd.[3]	35,000	11,176
KWG Group Holdings Ltd.[3]	2,500	2,213
Land & Houses PCL	23,394	7,113
Logan Property Holdings Co. Ltd.	7,246	9,079
Longfor Group Holdings Ltd	7,143	21,349
Robinsons Land Corp.	10,280	3,939
Shimao Property Holdings Ltd.	8,113	21,657
Shui On Land Ltd.	32,999	7,334
Sino-Ocean Group Holding Ltd.	26,423	11,643
Sunac China Holdings Ltd.	7,542	24,564
Yuexiu Property Co. Ltd.	35,998	6,621
Yuzhou Properties Co. Ltd.	17,999	7,425
Total Real Estate		477,986

46     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing—3.1%
Alibaba Group Holding Ltd.[2,3,4]	440	$60,311
B2W Cia Digital[3]	400	4,337
Ctrip.Com International Ltd.[3,4]	283	7,658
GOME Retail Holdings Ltd.[2,3]	194,929	16,183
Hotai Motor Co. Ltd.	2,000	16,625
Hotel Shilla Co. Ltd.[3]	103	7,062
Hyundai Department Store Co. Ltd.[3]	54	4,375
JD.com, Inc.[3,4]	4,477	93,704
Lojas Renner SA	502	5,492
Lotte Shopping Co. Ltd.[3]	94	17,775
Magazine Luiza SA	200	9,344
Motus Holdings Ltd.[3]	449	2,747
Petrobras Distribuidora SA	6,400	42,438
S.A.C.I. Falabella	3,194	23,424
Shinsegae, Inc.[3]	27	6,195
Vipshop Holdings Ltd.[3,4]	3,305	18,045
Woolworths Holdings Ltd.	3,122	11,956
Zhongsheng Group Holdings Ltd.	12,060	23,906
Total Retailing		371,577

Semiconductors & Semiconductor Equipment—1.4%
ASE Technology Holding Co. Ltd.[3]	9,490	18,000
Globalwafers Co. Ltd.	320	2,920
MediaTek, Inc.	1,830	13,664
Nanya Technology Corp.	2,240	4,008
Semiconductor Manufacturing International Corp.[2,3]	7,372	6,450
SK Hynix, Inc.	883	47,877
Taiwan Semiconductor Manufacturing Co. Ltd.	8,015	58,802
United Microelectronics Corp.	28,000	10,248
Total Semiconductors & Semiconductor Equipment		161,969

Software & Services—0.9%
360 Security Technology, Inc., Class A	800	2,374
Cielo SA	1,942	4,455
HCL Technologies Ltd.	875	12,086
Infosys Ltd.	1,891	17,848
Kingsoft Corp. Ltd.	810	1,167
Samsung SDS Co. Ltd.[3]	88	16,089
	Shares	Value
Software & Services (Continued)
Tata Consultancy Services Ltd.	1,138	$30,857
Tech Mahindra Ltd.	813	8,421
Wipro Ltd.	2,891	13,700
Total Software & Services		106,997

Technology Hardware & Equipment—9.7%
AAC Technologies Holdings, Inc.	838	4,865
Acer, Inc.[3]	21,268	13,458
Asustek Computer, Inc.	3,391	22,230
AU Optronics Corp.	43,046	17,226
BYD Electronic International Co. Ltd.	7,284	9,155
Catcher Technology Co. Ltd.	610	4,465
Compal Electronics, Inc.	88,280	50,118
Delta Electronics, Inc.	3,000	12,639
Foxconn Technology Co. Ltd.	5,500	10,826
Hon Hai Precision Industry Co. Ltd.	87,975	202,643
Innolux Corp.	49,430	15,631
Inventec Corp.	37,177	26,670
Kingboard Holdings Ltd.	3,427	9,148
Kingboard Laminates Holdings Ltd.	5,000	4,126
Largan Precision Co. Ltd.	25	2,615
Legend Holdings Corp., Class H1	13,800	36,133
Lenovo Group Ltd.	101,966	68,895
LG Display Co. Ltd.	2,270	36,721
LG Innotek Co. Ltd.[3]	136	10,531
Lite-On Technology Corp.	9,695	12,806
Micro-Star International Co. Ltd.	3,320	8,252
Pegatron Corp.	40,055	66,982
Quanta Computer, Inc.	33,510	57,454
Samsung Electro-Mechanics Co. Ltd.[3]	110	10,203
Samsung Electronics Co. Ltd.	8,616	298,834
Samsung SDI Co. Ltd.	65	12,758
Sunny Optical Technology Group Co. Ltd.	573	5,094
Synnex Technology International Corp.	20,000	23,685
Wistron Corp.	74,720	46,431
WPG Holdings Ltd.	24,705	29,699

47     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Zhen Ding Technology Holding Ltd.	3,101	$8,091
ZTE Corp., Class H3	2,134	4,034
Total Technology Hardware & Equipment		1,142,418

Telecommunication Services—5.2%
Advanced Info Service PCL	2,563	13,578
America Movil SAB de CV, Series L	84,689	60,075
Axiata Group Bhd	13,665	12,995
Bharti Airtel Ltd.	4,068	18,209
China Communications Services Corp. Ltd., Class H	8,665	7,172
China Mobile Ltd.	17,484	168,267
China Telecom Corp. Ltd., Class H	30,686	15,677
China Tower Corp. Ltd., Class H1,3	34,000	6,427
China Unicom Hong Kong Ltd.	59,562	63,599
Chunghwa Telecom Co. Ltd.	5,000	18,382
Empresa Nacional de Telecomunicaciones SA	748	5,800
Globe Telecom, Inc.	157	5,673
Hellenic Telecommunications Organization SA	1,193	12,983
KT Corp.[4]	1,948	27,701
Mobile TeleSystems PJSC[4]	2,063	14,441
MTN Group Ltd.	2,706	16,742
Ooredoo Q.P.S.C.	866	17,837
Orange Polska SA3	5,329	6,795
PLDT, Inc.	329	7,039
SK Telecom Co. Ltd.	117	28,259
Taiwan Mobile Co. Ltd.	3,000	10,395
Telekom Malaysia Bhd	9,862	6,348
Telekomunikasi Indonesia Persero Tbk PT	59,837	15,604
Telkom SA SOC Ltd.	1,740	7,655
TIM Participacoes SA	2,629	8,038
True Corp. PCL	50,441	8,056
Turkcell Iletisim Hizmetleri AS	4,113	9,409
Vodacom Group Ltd.	1,544	14,168
Vodafone Idea Ltd[3]	10,578	5,720
XL Axiata Tbk PT3	8,368	1,152
Total Telecommunication Services		614,196
	Shares	Value
Transportation—2.0%
Adani Ports & Special Economic Zone Ltd.	782	$4,343
Air China Ltd., Class H	11,313	9,855
AirAsia Group Bhd	6,173	4,437
BTS Group Holdings PCL	23,222	6,811
China Airlines Ltd.	29,384	10,516
China Eastern Airlines Corp. Ltd., Class H	13,999	7,796
China Southern Airlines Co. Ltd., Class H	17,617	10,913
CJ Logistics Corp.[3]	120	17,960
COSCO SHIPPING Holdings Co. Ltd., Class H3	17,500	6,594
DP World Ltd.	419	7,165
Eva Airways Corp.	22,050	11,335
Evergreen Marine Corp. Taiwan Ltd.	25,722	9,958
Hyundai Glovis Co. Ltd.[3]	222	25,666
Imperial Logistics Ltd.	490	2,316
InterGlobe Aviation Ltd.[1]	390	6,508
Jasa Marga Persero Tbk PT	24,078	7,166
Korean Air Lines Co. Ltd.[3]	634	18,779
Latam Airlines Group SA	1,776	17,745
MISC Bhd	3,122	5,062
Pan Ocean Co. Ltd.[3]	1,075	4,282
SF Holding Co. Ltd., Class A	2,200	10,494
Shenzhen International Holdings Ltd.	2,000	3,852
Sinotrans Ltd., Class H	19,000	8,251
TAV Havalimanlari Holding AS	958	4,308
Turk Hava Yollari AO3	5,219	15,804
Total Transportation		237,916

Utilities—3.9%
Beijing Enterprises Holdings Ltd.	2,512	13,315
Centrais Eletricas Brasileiras SA3	2,780	17,380
CEZ AS	704	16,729
China Gas Holdings Ltd.	3,657	13,032
China Power International Development Ltd.	29,999	6,820
China Resources Gas Group Ltd.	2,822	11,174
China Resources Power Holdings Co. Ltd.	9,340	17,966
Cia de Saneamento Basico do Estado de Sao Paulo	1,007	8,184

48     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (continued)
Cia Energetica de Minas Gerais	1,890	$7,329
Colbun SA	21,051	4,227
CPFL Energia SA	57	424
Datang International Power Generation Co. Ltd., Class H	27,999	6,580
Enel Americas SA	128,665	22,713
Enel Chile SA	87,157	8,411
Engie Brasil Energia SA	691	5,887
ENN Energy Holdings Ltd.	1,350	11,975
Equatorial Energia SA	391	7,522
GAIL India Ltd.	3,005	15,508
Gulf Energy Development PCL	1,738	4,350
Huadian Power International Corp. Ltd., Class H	11,999	5,410
Huaneng Power International, Inc., Class H	23,436	14,907
Infraestructura Energetica Nova SAB de CV	950	3,535
Interconexion Electrica SA ESP	1,228	5,286
Korea Electric Power Corp.	3,446	102,225
Korea Gas Corp.[3]	828	35,768
Manila Electric Co.	1,624	11,736
NTPC Ltd.	9,661	20,626
Perusahaan Gas Negara Persero Tbk PT	46,880	6,911
PGE Polska Grupa Energetyczna SA3	4,158	11,068
Power Grid Corp. of India Ltd.	3,150	8,963
RusHydro PJSC[4]	8,625	5,710
Tata Power Co. Ltd. (The)	7,157	7,873
Tenaga Nasional Bhd	6,830	22,477
Total Utilities		462,021

Total Common Stocks (Cost $12,570,462)		11,466,406
PREFERRED STOCKS—2.4%
Automobiles & Components—0.3%
Hyundai Motor Co.-2nd Preferred, 1.36%	312	21,531
Hyundai Motor Co., 1.46%	212	13,338
Total Automobiles & Components		34,869
	Shares	Value
Banks—0.8%
Banco Bradesco SA, 2.96%	5,625	$56,094
Itau Unibanco Holding SA, 5.99%	4,404	40,338
Total Banks		96,432

Capital Goods—0.0%[6]
CJ Corp.[3,5]	53	1,289
Energy—0.4%
Petroleo Brasileiro SA, 3.97%	8,316	48,663
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao, 1.69%	581	12,139
Materials—0.2%
Gerdau SA, 2.56%	2,931	11,209
LG Chem Ltd., 3.16%[3]	18	3,154
Braskem SA, Class A, 3.98%	656	8,019
Total Materials		22,382

Retailing—0.1%
Lojas Americanas SA, 0.38%	1,413	7,182
Technology Hardware & Equipment—0.4%
Samsung Electronics Co. Ltd., 4.72%	1,442	41,032
Telecommunication Services—0.1%
Telefonica Brasil SA, 8.91%	1,013	12,083
Total Preferred Stocks (Cost $255,933)		276,071
RIGHT—0.0%[6]
Transportation—0.0%[6]
Eva Airways Corp., expiring 1/23/19[3] (Cost $0)	1,207	110
WARRANT—0.0%[6]
Transportation—0.0%[6]
BTS Group Holdings PCL, expiring 12/29/19[3] (Cost $0)	3,946	51

49     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[7] (Cost $12,520)	12,520	$12,520
Total Investments—99.7% (Cost $12,838,915)		11,755,158
Other Assets in Excess of Liabilities—0.3%		39,307
Net Assets—100.0%		$11,794,465

PCL – Public Company Limited

PLC – Public Limited Company

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $154,419 or 1.31% of the Fund’s net assets at period end.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $116,471; total value of the collateral held by the Fund was $120,867. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $108,347 (Note 4).

3. Non-income producing security.

4. American Depositary Receipt.

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

6. Less than 0.05%

7. Rate shown represents annualized 7-day yield as of December 31, 2018.

Geographical Holdings

Country	Value	% of Net Assets
China	$3,126,832	26.5%
South Korea	2,500,742	21.2
Taiwan	1,093,326	9.3
India	1,087,430	9.2
Russia	858,529	7.3
Brazil	746,213	6.3
Thailand	355,508	3.0
Mexico	313,686	2.7
South Africa	297,067	2.5
Malaysia	186,810	1.6
Turkey	157,444	1.3
Chile	156,161	1.3
Indonesia	152,845	1.3
Poland	146,960	1.2
Philippines	103,006	0.9
United States	88,395	0.8
Hong Kong	84,931	0.7
United Arab Emirates	66,329	0.6
Colombia	58,655	0.5
Qatar	54,501	0.5
Hungary	34,692	0.3
Greece	31,280	0.3
Czech Republic	16,729	0.1
Peru	16,647	0.1
Egypt	8,276	0.1
United Kingdom	6,112	0.1
Pakistan	4,442	0.0	[1]
Luxembourg	1,610	0.0	[1]
Total Investments	11,755,158	99.7
Other Assets in Excess of Liabilities	39,307	0.3
Net Assets	$11,794,465	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

50     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer International Revenue ETF

	Shares	Value
COMMON STOCKS—98.9%
Automobiles & Components—11.5%
Aisin Seiki Co. Ltd.	800	$27,854
Bayerische Motoren Werke AG	955	77,184
Bridgestone Corp.	700	27,026
Cie Generale des Etablissements Michelin	199	19,723
Continental AG	262	36,165
Daimler AG	2,534	132,989
Denso Corp.	900	40,138
Fiat Chrysler Automobiles NV1	6,155	89,232
Honda Motor Co. Ltd.	4,000	105,528
Isuzu Motors Ltd.	1,200	16,937
Koito Manufacturing Co. Ltd.	100	5,177
Mazda Motor Corp.	2,500	25,862
Minth Group Ltd.	896	2,890
Mitsubishi Motors Corp.	2,900	15,912
Nissan Motor Co. Ltd.	10,400	83,444
Peugeot SA	3,069	65,413
Pirelli & C SpA[1,2]	864	5,541
Renault SA	799	49,825
Stanley Electric Co. Ltd.	200	5,633
Subaru Corp.	1,000	21,510
Sumitomo Electric Industries Ltd.	1,700	22,653
Sumitomo Rubber Industries Ltd.	600	7,109
Suzuki Motor Corp.	700	35,518
Toyoda Gosei Co. Ltd.	400	7,930
Toyota Industries Corp.	300	13,918
Toyota Motor Corp.	3,854	225,026
Valeo SA	624	18,197
Volkswagen AG	718	114,171
Yamaha Motor Co. Ltd.	700	13,775
Yokohama Rubber Co. Ltd. (The)	300	5,646
Total Automobiles & Components		1,317,926

Banks—7.6%
ABN AMRO Group NV2	613	14,393
AIB Group PLC	1,679	7,063
Aozora Bank Ltd.	200	5,970
Banco Bilbao Vizcaya Argentaria SA	6,393	33,877
Banco Santander SA	14,308	64,983
Bank Hapoalim B.M.	572	3,620
	Shares	Value
Banks (Continued)
Bankinter SA	515	$4,132
BNP Paribas SA	1,296	58,483
BOC Hong Kong Holdings Ltd.	3,621	13,458
CaixaBank SA	2,751	9,950
Commerzbank AG1	1,421	9,394
Commonwealth Bank of Australia	533	27,163
Credit Agricole SA	5,326	57,414
Danske Bank A/S	725	14,316
DBS Group Holdings Ltd.	830	14,426
DNB ASA	384	6,126
Erste Group Bank AG1	283	9,398
Fukuoka Financial Group, Inc.	200	4,078
HSBC Holdings PLC	7,893	65,030
ING Groep NV	3,128	33,648
Intesa Sanpaolo SpA	11,007	24,408
Japan Post Bank Co. Ltd.	1,600	17,646
KBC Group NV	192	12,440
Lloyds Banking Group PLC	55,306	36,522
Mebuki Financial Group, Inc.	1,600	4,258
Mitsubishi UFJ Financial Group, Inc.	8,000	39,222
Mizrahi Tefahot Bank Ltd.	133	2,247
Mizuho Financial Group, Inc.	15,500	24,059
National Australia Bank Ltd.	1,282	21,724
Nordea Bank Abp	1,501	12,627
Oversea-Chinese Banking Corp. Ltd.	2,529	20,893
Resona Holdings, Inc.	1,300	6,265
Royal Bank of Scotland Group PLC	6,446	17,790
Societe Generale SA	1,349	42,901
Standard Chartered PLC	2,587	20,075
Sumitomo Mitsui Financial Group, Inc.	1,200	39,867
Sumitomo Mitsui Trust Holdings, Inc.	300	10,998
UniCredit SpA	1,995	22,564
United Overseas Bank Ltd.	688	12,402
Westpac Banking Corp.	1,329	23,428
Total Banks		869,258

51     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer International Revenue ETF

	Shares	Value
Capital Goods—12.6%
ABB Ltd.	1,535	$29,110
ACS Actividades de Construccion y Servicios SA	872	33,723
AGC, Inc.	400	12,505
Airbus SE	556	53,364
ANDRITZ AG	154	7,063
Assa Abloy AB, Class B	561	10,007
Atlas Copco AB, Class A	571	13,557
BAE Systems PLC	2,958	17,299
Bouygues SA	836	29,951
Brenntag AG	280	12,067
Bunzl PLC	390	11,767
Cie de Saint-Gobain	1,081	36,040
CIMIC Group Ltd.	361	11,032
CK Hutchison Holdings Ltd.	2,748	26,394
Daikin Industries Ltd.	200	21,319
DCC PLC	257	19,590
Eiffage SA	169	14,095
Elbit Systems Ltd.	30	3,443
Epiroc AB, Class A1	599	5,664
Ferguson PLC	295	18,849
Ferrovial SA	590	11,935
Fuji Electric Co. Ltd.	200	5,915
Geberit AG	14	5,429
Hino Motors Ltd.	1,600	15,167
Hitachi Construction Machinery Co. Ltd.	300	7,033
HOCHTIEF AG	158	21,259
IHI Corp.	400	11,047
ITOCHU Corp.	2,894	49,247
Jardine Matheson Holdings Ltd.	1,016	70,693
Jardine Strategic Holdings Ltd.	850	31,203
JGC Corp.	500	7,050
JTEKT Corp.	900	10,057
Kawasaki Heavy Industries Ltd.	500	10,719
Keihan Holdings Co. Ltd.	100	4,079
Kingspan Group PLC	207	8,845
Komatsu Ltd.	800	17,248
Kone OYJ, Class B	197	9,377
Kubota Corp.	900	12,809
Kurita Water Industries Ltd.	200	4,856
Legrand SA	149	8,397
Leonardo SpA	1,243	10,910
LIXIL Group Corp.	1,000	12,414
Marubeni Corp.	7,185	50,583
Melrose Industries PLC	3,744	7,813
	Shares	Value
Capital Goods (Continued)
MINEBEA MITSUMI, Inc.	600	$8,695
Mitsubishi Corp.	2,500	68,815
Mitsubishi Electric Corp.	2,600	28,828
Mitsubishi Heavy Industries Ltd.	800	28,846
Mitsui & Co. Ltd.	2,325	35,824
MonotaRO Co. Ltd.	100	2,477
NGK Insulators Ltd.	400	5,436
Nidec Corp.	88	10,006
NSK Ltd.	1,000	8,650
Obayashi Corp.	1,500	13,590
OSRAM Licht AG	125	5,419
Prysmian SpA	572	11,031
Rexel SA	1,154	12,269
Rolls-Royce Holdings PLC[1]	1,783	18,848
Safran SA	149	17,953
Schindler Holding AG	61	11,794
Schneider Electric SE	364	24,850
Seibu Holdings, Inc.	300	5,234
Shimizu Corp.	1,500	12,236
Siemens AG	681	75,809
Siemens Gamesa Renewable Energy SA1	623	7,578
Skanska AB, Class B	1,064	16,922
Sumitomo Corp.	2,183	31,069
Sumitomo Heavy Industries Ltd.	300	8,955
Taisei Corp.	340	14,580
Thales SA	136	15,858
Toshiba Corp.	954	26,955
TOTO Ltd.	200	6,945
Toyota Tsusho Corp.	1,400	41,407
Vestas Wind Systems A/S	134	10,101
Vinci SA	484	39,848
Volvo AB, Class B	2,056	26,889
Total Capital Goods		1,444,641

Commercial & Professional Services—1.4%
Adecco Group AG	500	23,296
Brambles Ltd.	1,122	8,017
Experian PLC	383	9,292
G4S PLC	4,247	10,653
ISS A/S	331	9,231
Randstad NV	499	22,869
Recruit Holdings Co. Ltd.	700	16,987
RELX PLC	519	10,685
Securitas AB, Class B	865	13,879

52     OPPENHEIMER ETF TRUST

	Shares	Value
Commercial & Professional Services (Continued)
SGS SA	5	$11,209
Toppan Printing Co. Ltd.	1,000	14,738
Wolters Kluwer NV	137	8,091
Total Commercial & Professional Services		158,947

Consumer Durables & Apparel—2.9%
adidas AG	93	19,391
Asics Corp.	300	3,842
Cie Financiere Richemont SA	184	11,759
Electrolux AB, Series B	650	13,717
EssilorLuxottica SA	62	7,828
Hermes International	14	7,759
Iida Group Holdings Co. Ltd.	700	12,129
Kering	36	16,939
LVMH Moet Hennessy Louis Vuitton SE	146	43,094
Moncler SpA	117	3,869
Nikon Corp.	400	5,961
Panasonic Corp.	6,200	55,979
Puma SE	10	4,881
SEB SA	56	7,221
Sega Sammy Holdings, Inc.	200	2,800
Sekisui Chemical Co. Ltd.	700	10,406
Sekisui House Ltd.	1,100	16,232
Sharp Corp.	1,200	12,053
Sony Corp.	1,169	56,748
Swatch Group AG (The)	29	8,434
Techtronic Industries Co. Ltd.	1,440	7,651
Yue Yuen Industrial Holdings Ltd.	2,672	8,549
Total Consumer Durables & Apparel		337,242

Consumer Services—1.0%
Benesse Holdings, Inc.	200	5,101
Compass Group PLC	1,229	25,827
Galaxy Entertainment Group Ltd.	1,224	7,785
Genting Singapore Ltd.	6,418	4,591
GVC Holdings PLC	356	3,056
McDonald’s Holdings Co. Japan Ltd.[3]	115	4,884
Melco Resorts & Entertainment Ltd.[4]	368	6,484
MGM China Holdings Ltd.[3]	2,448	4,109
Sands China Ltd.	2,532	11,093
	Shares	Value
Consumer Services (Continued)
Shangri-La Asia Ltd.	4,313	$6,390
SJM Holdings Ltd.	5,031	4,691
TUI AG	1,332	19,093
Wynn Macau Ltd.	2,867	6,254
Total Consumer Services		109,358

Diversified Financials—2.9%
Credit Saison Co. Ltd.	395	4,648
Credit Suisse Group AG1	2,406	26,359
Deutsche Bank AG	4,071	32,423
EXOR NV	2,368	127,932
Groupe Bruxelles Lambert SA	122	10,610
Hong Kong Exchanges & Clearing Ltd.	259	7,496
Japan Exchange Group, Inc.	300	4,864
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,600	7,700
Nomura Holdings, Inc.	3,800	14,574
ORIX Corp.	1,400	20,487
Pargesa Holding SA	133	9,559
SBI Holdings, Inc.	200	3,936
Standard Life Aberdeen PLC	5,448	17,815
Tokyo Century Corp.	200	8,805
UBS Group AG1	2,377	29,501
Wendel SA	91	10,892
Total Diversified Financials		337,601

Energy—8.1%
Aker BP ASA	240	6,042
BP PLC	32,162	203,149
Caltex Australia Ltd.	741	13,292
Eni SpA	3,886	61,072
Equinor ASA	2,222	47,152
Galp Energia SGPS SA	859	13,546
Idemitsu Kosan Co. Ltd.	723	23,789
Inpex Corp.	996	8,912
John Wood Group PLC	1,095	7,059
JXTG Holdings, Inc.	12,695	66,729
Neste OYJ	169	13,013
OMV AG	360	15,741
Repsol SA	2,204	35,475
Royal Dutch Shell PLC, Class A	4,908	144,238
Royal Dutch Shell PLC, Class B	4,068	121,236
Showa Shell Sekiyu KK	1,100	15,450
Tenaris SA	370	3,993
TOTAL SA	2,394	126,381

53     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer International Revenue ETF

	Shares	Value
Energy (Continued)
Washington H Soul Pattinson & Co. Ltd.	185	$3,242
WorleyParsons Ltd.	336	2,701
Total Energy		932,212

Food & Staples Retailing—4.2%
Aeon Co. Ltd.	2,658	52,075
Carrefour SA	3,675	62,638
Casino Guichard Perrachon SA	773	32,112
FamilyMart UNY Holdings Co. Ltd.	100	12,678
ICA Gruppen AB	346	12,364
J Sainsbury PLC	7,840	26,460
Jeronimo Martins SGPS SA	1,284	15,177
Koninklijke Ahold Delhaize NV	2,282	57,586
METRO AG	2,023	30,977
Seven & i Holdings Co. Ltd.	1,100	47,954
Tesco PLC	26,827	64,951
Welcia Holdings Co. Ltd.	200	9,042
Wm Morrison Supermarkets PLC	6,719	18,249
Woolworths Group Ltd.	1,753	36,308
Total Food & Staples Retailing		478,571

Food, Beverage & Tobacco—3.9%
a2 Milk Co. Ltd.[1]	248	1,854
Ajinomoto Co., Inc.	600	10,702
Anheuser-Busch InBev SA	496	32,716
Asahi Group Holdings Ltd.	398	15,486
Associated British Foods PLC	544	14,155
British American Tobacco PLC	710	22,606
Carlsberg A/S, Class B	46	4,880
Coca-Cola Amatil Ltd.	884	5,097
Coca-Cola Bottlers Japan Holdings, Inc.[3]	300	8,982
Coca-Cola European Partners PLC	227	10,408
Coca-Cola HBC AG1	270	8,432
Danone SA	323	22,712
Davide Campari-Milano SpA	379	3,200
Diageo PLC	374	13,313
Golden Agri-Resources Ltd.	41,800	7,514
Heineken Holding NV	233	19,644
Heineken NV	222	19,592
Imperial Brands PLC	469	14,198
	Shares	Value
Food, Beverage & Tobacco (Continued)
Japan Tobacco, Inc.	700	$16,694
Kerry Group PLC, Class A	157	15,524
Kirin Holdings Co. Ltd.	600	12,570
Marine Harvest ASA	168	3,545
MEIJI Holdings Co. Ltd.	100	8,167
Nestle SA	862	69,778
Orkla ASA	527	4,141
Pernod Ricard SA	59	9,665
Suntory Beverage & Food Ltd.	200	9,042
Swedish Match AB	85	3,347
WH Group Ltd.[2]	23,865	18,380
Wilmar International Ltd.	15,740	36,030
Yamazaki Baking Co. Ltd.	400	8,407
Total Food, Beverage & Tobacco		450,781

Health Care Equipment & Services—1.4%
Alfresa Holdings Corp.	800	20,438
Fresenius Medical Care AG & Co. KGaA	220	14,245
Fresenius SE & Co. KGaA	529	25,628
Koninklijke Philips NV	465	16,441
Medipal Holdings Corp.	1,200	25,758
NMC Health PLC	63	2,195
Olympus Corp.	200	6,152
Ramsay Health Care Ltd.	180	7,316
Siemens Healthineers AG1,2	315	13,160
Smith & Nephew PLC	327	6,097
Sonic Healthcare Ltd.	384	5,977
Suzuken Co. Ltd.	353	17,986
Total Health Care Equipment & Services		161,393

Household & Personal Products—1.3%
Essity AB, Class B	493	12,100
Henkel AG & Co KGaA	101	9,900
Kao Corp.	200	14,864
L’Oreal SA	108	24,840
Pigeon Corp.	100	4,284
Reckitt Benckiser Group PLC	162	12,406
Shiseido Co. Ltd.	100	6,282
Unicharm Corp.	200	6,488
Unilever NV	547	29,652
Unilever PLC	417	21,820
Total Household & Personal Products		142,636

54     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance—7.2%
Aegon NV	3,174	$14,800
Ageas	166	7,458
AIA Group Ltd.	2,849	23,653
Allianz SE	302	60,464
Assicurazioni Generali SpA	3,485	58,165
Aviva PLC	5,147	24,615
AXA SA	3,587	77,327
Baloise Holding AG	39	5,357
CNP Assurances	1,269	26,866
Dai-ichi Life Holdings, Inc.	2,000	31,318
Direct Line Insurance Group PLC	1,055	4,282
Hannover Rueck SE	115	15,473
Insurance Australia Group Ltd.	1,314	6,475
Japan Post Holdings Co. Ltd.	7,857	90,590
Legal & General Group PLC	2,055	6,046
Mapfre SA	5,622	14,910
Medibank Pvt Ltd.	3,616	6,542
MS&AD Insurance Group Holdings, Inc.	1,200	34,256
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	202	44,001
NN Group NV	259	10,303
Poste Italiane SpA[2]	3,840	30,658
Prudential PLC	1,559	27,837
QBE Insurance Group Ltd.	1,376	9,784
RSA Insurance Group PLC	1,259	8,235
Sampo OYJ, Class A	135	5,928
SCOR SE	315	14,188
Sompo Holdings, Inc.	800	27,212
Sony Financial Holdings, Inc.	500	9,365
Suncorp Group Ltd.	956	8,500
Swiss Life Holding AG1	28	10,753
Swiss Re AG	320	29,254
T&D Holdings, Inc.	900	10,492
Tokio Marine Holdings, Inc.	800	38,179
Tryg A/S	84	2,109
Zurich Insurance Group AG	105	31,219
Total Insurance		826,614

Materials—8.3%
Air Liquide SA	191	23,679
Air Water, Inc.	600	9,105
Akzo Nobel NV	153	12,313
Amcor Ltd.	1,284	11,977
	Shares	Value
Materials (Continued)
Anglo American PLC[3]	1,151	$25,621
ArcelorMittal	2,459	50,992
Asahi Kasei Corp.	1,573	16,201
BASF SE	790	54,547
BHP Group Ltd.[3]	966	23,279
BHP Group PLC	661	13,904
BlueScope Steel Ltd.	877	6,767
Covestro AG2	274	13,525
Evonik Industries AG	567	14,130
Fortescue Metals Group Ltd.	2,224	6,560
Fresnillo PLC	134	1,468
Givaudan SA	4	9,235
Glencore PLC[1]	44,286	164,329
HeidelbergCement AG	300	18,306
Hitachi Chemical Co. Ltd.	500	7,565
Hitachi Metals Ltd.	700	7,337
Israel Chemicals Ltd.	1,074	6,093
JFE Holdings, Inc.	1,448	23,189
Johnson Matthey PLC	466	16,612
Kaneka Corp.	200	7,182
Kobe Steel Ltd.	1,600	11,142
Kuraray Co. Ltd.	400	5,651
LafargeHolcim Ltd.[1]	559	22,966
Mitsubishi Chemical Holdings Corp.	3,600	27,319
Mitsubishi Gas Chemical Co., Inc.	400	6,034
Mitsubishi Materials Corp.	500	13,193
Newcrest Mining Ltd.	235	3,607
Nippon Paint Holdings Co. Ltd.	200	6,854
Nippon Steel & Sumitomo Metal Corp.	2,264	39,052
Nitto Denko Corp.	200	10,104
Norsk Hydro ASA	2,733	12,375
Oji Holdings Corp.	2,000	10,299
Rio Tinto Ltd.	180	9,944
Rio Tinto PLC	483	22,945
Shin-Etsu Chemical Co. Ltd.	100	7,780
Smurfit Kappa Group PLC	396	10,530
Solvay SA	110	10,980
South32 Ltd.	2,922	6,891
Stora Enso OYJ, Class R	750	8,646
Sumitomo Chemical Co. Ltd.	3,000	14,574
Sumitomo Metal Mining Co. Ltd.	300	8,060
Taiheiyo Cement Corp.	300	9,283
Taiyo Nippon Sanso Corp.	400	6,548

55     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer International Revenue ETF

	Shares	Value
Materials (Continued)
Teijin Ltd.	600	$9,609
thyssenkrupp AG	2,139	36,629
Toray Industries, Inc.	2,200	15,480
Tosoh Corp.	500	6,526
Toyo Seikan Group Holdings Ltd.	400	9,195
Umicore SA	288	11,477
UPM-Kymmene OYJ	482	12,205
voestalpine AG	347	10,353
Yara International ASA	278	10,707
Total Materials		950,874

Media & Entertainment—0.8%
CyberAgent, Inc.	100	3,869
Dentsu, Inc.	200	8,941
Hakuhodo DY Holdings, Inc	1,000	14,355
Pearson PLC	548	6,550
Publicis Groupe SA	191	10,935
Toho Co. Ltd.	200	7,255
Vivendi SA	683	16,615
WPP PLC	1,575	16,982
Yahoo Japan Corp.	2,800	6,993
Total Media & Entertainment		92,495

Pharmaceuticals, Biotechnology & Life Sciences—2.6%
Astellas Pharma, Inc.	800	10,219
AstraZeneca PLC	217	16,231
Bayer AG	371	25,684
Chugai Pharmaceutical Co. Ltd.	100	5,815
Daiichi Sankyo Co. Ltd.	200	6,400
Eurofins Scientific SE	10	3,727
GlaxoSmithKline PLC	1,536	29,172
Grifols SA	185	4,843
H Lundbeck A/S	72	3,148
Kyowa Hakko Kirin Co. Ltd.	200	3,786
Lonza Group AG1	25	6,459
Merck KGaA	55	5,657
Novartis AG	505	43,052
Novo Nordisk A/S, Class B	229	10,450
Otsuka Holdings Co. Ltd.	200	8,190
Recordati SpA	95	3,289
Roche Holding AG	142	35,061
Sanofi	359	31,050
Sartorius Stedim Biotech	26	2,596
Shire PLC	255	14,842
Takeda Pharmaceutical Co. Ltd.[3]	400	13,508
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Teva Pharmaceutical Industries Ltd.[1,4]	747	$11,519
Vifor Pharma AG	22	2,386
Total Pharmaceuticals, Biotechnology & Life Sciences		297,084

Real Estate—1.4%
Aroundtown SA	308	2,542
Azrieli Group Ltd.	18	860
CapitaLand Ltd.	3,175	7,245
CK Asset Holdings Ltd.	1,333	9,756
Daito Trust Construction Co. Ltd.	100	13,685
Daiwa House Industry Co. Ltd.	900	28,694
Goodman Group	892	6,675
Hang Lung Group Ltd.	1,289	3,283
Hulic Co. Ltd.	500	4,489
ICADE	54	4,105
LendLease Group	1,188	9,727
Mirvac Group	2,926	4,614
Mitsubishi Estate Co. Ltd.	800	12,611
Mitsui Fudosan Co. Ltd.	600	13,371
New World Development Co. Ltd.	7,581	10,031
Nomura Real Estate Holdings, Inc.	300	5,510
Segro PLC	653	4,895
Tokyu Fudosan Holdings Corp.	1,700	8,398
Wharf Holdings Ltd. (The)	962	2,507
Wheelock & Co. Ltd.	1,305	7,459
Total Real Estate		160,457

Retailing—1.6%
Delivery Hero SE1,2	70	2,601
Don Quijote Holdings Co. Ltd.	100	6,216
Dufry AG1	87	8,218
Hennes & Mauritz AB, Class B3	953	13,546
Industria de Diseno Textil SA	832	21,257
Isetan Mitsukoshi Holdings Ltd.	1,000	11,074
J Front Retailing Co. Ltd.	400	4,594
Jardine Cycle & Carriage Ltd.	647	16,780
Kingfisher PLC	4,306	11,380

56     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (continued)
Marks & Spencer Group PLC	3,500	$11,019
Next PLC	96	4,880
Rakuten, Inc.[3]	1,100	7,379
Takashimaya Co. Ltd.	400	5,119
Wesfarmers Ltd.	1,881	42,666
Yamada Denki Co. Ltd.	3,400	16,331
Zalando SE1,2	196	5,028
Total Retailing		188,088

Semiconductors & Semiconductor Equipment—0.4%
ASM Pacific Technology Ltd.	910	8,769
NXP Semiconductors NV	169	12,384
Renesas Electronics Corp.[1]	2,300	10,482
STMicroelectronics NV	1,104	15,757
Total Semiconductors & Semiconductor Equipment		47,392

Software & Services—1.1%
Amadeus IT Group SA	150	10,432
Atos SE	171	13,973
Capgemini SE	172	17,067
Dassault Systemes SE	81	9,602
Fujitsu Ltd.	527	32,889
Otsuka Corp.	300	8,258
SAP SE	316	31,402
Temenos AG1	37	4,425
Wix.com Ltd.[1]	22	1,987
Total Software & Services		130,035

Technology Hardware & Equipment—2.4%
Alps Electric Co. Ltd.	400	7,784
Brother Industries Ltd.	500	7,433
Canon, Inc.[3]	1,400	38,294
FUJIFILM Holdings Corp.	600	23,351
Hitachi High-Technologies Corp.	200	6,298
Hitachi Ltd.	2,213	59,210
Konica Minolta, Inc.	1,100	9,956
NEC Corp.	787	23,420
Nippon Electric Glass Co. Ltd.	100	2,455
Nokia OYJ	3,537	20,338
Omron Corp.	300	10,937
Ricoh Co. Ltd.	1,700	16,688
Seiko Epson Corp.	700	9,877
TDK Corp.	200	14,073
Telefonaktiebolaget LM Ericsson, Class B	2,073	18,219
	Shares	Value
Technology Hardware & Equipment (Continued)
Venture Corp. Ltd.	379	$3,879
Yaskawa Electric Corp.	200	4,918
Total Technology Hardware & Equipment		277,130

Telecommunication Services—4.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,167	2,117
BT Group PLC	7,471	22,655
Deutsche Telekom AG	3,778	64,005
Elisa OYJ	90	3,712
Iliad SA	42	5,889
KDDI Corp.	1,700	40,658
Koninklijke KPN NV	2,521	7,378
Millicom International Cellular SA	101	6,397
Nippon Telegraph & Telephone Corp.	2,100	85,788
NTT DOCOMO, Inc.	1,600	36,057
Orange SA	2,194	35,502
Proximus SADP	245	6,615
SoftBank Group Corp.	841	55,995
Spark New Zealand Ltd.	2,616	7,280
Swisscom AG	21	10,006
Tele2 AB, Class B	337	4,293
Telecom Italia SpA[1]	29,050	16,050
Telefonica Deutschland Holding AG	1,979	7,732
Telefonica SA	5,206	43,676
Telenor ASA	550	10,639
Telia Co. AB	2,237	10,592
Telstra Corp. Ltd.	7,237	14,520
TPG Telecom Ltd.	467	2,117
United Internet AG	141	6,157
Vodafone Group PLC	22,811	44,421
Total Telecommunication Services		550,251

Transportation—3.2%
A.P. Moeller - Maersk A/S, Class A	10	11,795
A.P. Moeller - Maersk A/S, Class B	11	13,791
Aena SME SA2	51	7,914
Aeroports de Paris	48	9,081
ANA Holdings, Inc.	500	17,960
Atlantia SpA	373	7,705
Bollore SA	5,451	21,810
Central Japan Railway Co.	100	21,114
Deutsche Lufthansa AG	1,464	32,969
Deutsche Post AG	1,877	51,304

57     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer International Revenue ETF

	Shares	Value
Transportation (Continued)
DSV A/S	196	$12,887
East Japan Railway Co.	300	26,553
easyJet PLC	547	7,698
Fraport AG Frankfurt Airport Services Worldwide	113	8,068
International Consolidated Airlines Group SA	2,667	21,098
Mitsui OSK Lines Ltd.	600	13,120
Nippon Express Co. Ltd.	300	16,734
Nippon Yusen KK	1,200	18,495
Royal Mail PLC	2,755	9,547
SG Holdings Co. Ltd.	358	9,345
Singapore Airlines Ltd.	1,917	13,249
Yamato Holdings Co. Ltd.	600	16,537
Total Transportation		368,774

Utilities—6.3%
AGL Energy Ltd.	666	9,659
Centrica PLC	16,109	27,677
Chubu Electric Power Co., Inc.	1,400	19,938
Chugoku Electric Power Co., Inc. (The)	1,000	13,016
E.ON SE	3,092	30,493
EDP - Energias de Portugal SA	3,715	12,948
Electric Power Development Co. Ltd.	300	7,126
Electricite de France SA	3,593	56,681
Endesa SA	736	16,937
Enel SpA	12,432	71,684
Engie SA	4,046	57,930
Iberdrola SA	3,767	30,221
Innogy SE2	792	36,876
Kansai Electric Power Co., Inc. (The)	1,500	22,558
Kyushu Electric Power Co., Inc.	1,300	15,510
National Grid PLC	1,491	14,512
Naturgy Energy Group SA	791	20,128
Orsted A/S2	111	7,409
RWE AG	1,592	34,514
Severn Trent PLC	130	3,006
	Shares	Value
Utilities (Continued)
SSE PLC	2,266	$31,212
Suez	1,054	13,892
Terna Rete Elettrica Nazionale SpA	822	4,654
Toho Gas Co. Ltd.	100	4,225
Tohoku Electric Power Co., Inc.	1,200	15,859
Tokyo Electric Power Co. Holdings, Inc.[1]	7,000	41,662
Tokyo Gas Co. Ltd.	600	15,233
Uniper SE	2,192	56,631
United Utilities Group PLC	400	3,751
Veolia Environnement SA	1,166	23,932
Verbund AG	70	2,980
Total Utilities		722,854

Total Common Stocks (Cost $12,820,596)		11,352,614
PREFERRED STOCKS—0.9%
Automobiles & Components—0.8%
Volkswagen AG, 2.91%	542	86,073
Bayerische Motoren Werke AG, 6.64%	55	3,904
Porsche Automobil Holding SE, 3.48%	14	827
Total Automobiles & Components		90,804

Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	279,201	356
Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.46%	15	1,867
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.86%	78	8,506
Total Preferred Stocks
(Cost $104,599)		101,533

58     OPPENHEIMER ETF TRUST

	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[7] (Cost $28,523)	28,523	$28,523
Total Investments—100.0% (Cost $12,953,718)		11,482,670
Liabilities in Excess of Other Assets—(0.0)% [5]		(5,319)
Net Assets—100.0%		$11,477,351

PLC – Public Limited Company

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $155,485 or 1.35% of the Fund’s net assets at period end.

3. All or a portion of the security was on loan. The aggregate value of the securities on loan was $133,989; total value of the collateral held by the Fund was $140,695. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $112,172 (Note 4).

4. American Depositary Receipt.

5. Less than 0.05%

6. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

7. Rate shown represents annualized 7-day yield as of December 31, 2018.

Geographical Holdings

Country	Value	% of Net Assets
Japan	$3,736,663	32.6%
Germany	1,414,072	12.3
France	1,409,380	12.3
United Kingdom	1,220,484	10.6
Switzerland	643,137	5.6
Netherlands	642,847	5.6
Australia	392,451	3.4
Spain	371,970	3.2
Italy	334,799	2.9
Hong Kong	248,700	2.2
Sweden	175,096	1.5
Singapore	137,008	1.2
Norway	100,727	0.9
Denmark	100,117	0.9
Belgium	92,297	0.8
Finland	85,846	0.7
United States	62,214	0.5
Luxembourg	58,711	0.5
Austria	45,535	0.4
Ireland	41,963	0.4
Portugal	41,672	0.4
Macau	33,932	0.3
Israel	31,886	0.3
South Africa	25,621	0.2
China	16,348	0.1
New Zealand	9,134	0.1
Colombia	6,397	0.1
United Arab Emirates	2,195	0.0 [1]
Mexico	1,468	0.0 [1]
Total Investments	11,482,670	100.0
Liabilities in Excess of Other Assets	(5,319)	(0.0)[1]
Net Assets	$11,477,351	100.0%

1. Less than 0.05%

The accompanying notes are an integral part of these financial statements.

59     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Global Revenue ETF

	Shares	Value
COMMON STOCKS—98.8%
Automobiles & Components—6.7%
Aisin Seiki Co. Ltd.	400	$13,927
Aptiv PLC	159	9,790
BAIC Motor Corp. Ltd., Class H1	6,500	3,429
Bayerische Motoren Werke AG	518	41,865
Bridgestone Corp.	448	17,297
Daimler AG	1,238	64,973
Denso Corp.	484	21,585
Fiat Chrysler Automobiles NV2	2,751	39,882
Ford Motor Co.	6,344	48,532
Geely Automobile Holdings Ltd.	4,487	7,909
General Motors Co.	1,486	49,707
Goodyear Tire & Rubber Co. (The)	363	7,409
Honda Motor Co. Ltd.	1,900	50,126
Hyundai Mobis Co. Ltd.[2]	84	14,304
Hyundai Motor Co.	352	37,383
Isuzu Motors Ltd.	700	9,880
Kia Motors Corp.[2]	775	23,407
Lear Corp.	99	12,163
Magna International, Inc.	361	16,379
Mazda Motor Corp.	1,500	15,517
Mitsubishi Motors Corp.	1,635	8,971
Nissan Motor Co. Ltd.	5,136	41,209
Peugeot SA	1,520	32,397
Pirelli & C SpA[1,2]	695	4,457
Renault SA	410	25,567
Subaru Corp.	600	12,906
Sumitomo Electric Industries Ltd.	1,100	14,658
Suzuki Motor Corp.	373	18,926
Tata Motors Ltd.[2]	5,047	12,485
Tesla, Inc.[2]	19	6,323
Toyota Motor Corp.	1,795	104,806
Yamaha Motor Co. Ltd.	400	7,871
Total Automobiles & Components		796,040

Banks—7.5%
Agricultural Bank of China Ltd., Class A	9,500	4,981
Alior Bank SA2	283	4,004
Australia & New Zealand Banking Group Ltd.	762	13,121
Axis Bank Ltd.[2]	700	6,215
	Shares	Value
Banks (Continued)
Banco Bilbao Vizcaya Argentaria SA	3,833	$20,311
Banco Bradesco SA	3,001	26,210
Banco de Chile	57,698	8,245
Banco do Brasil SA	1,709	20,500
Banco Santander Brasil SA	1,203	13,254
Banco Santander SA	7,285	33,087
Banco Santander SA3	902	4,041
Bank Central Asia Tbk PT	6,776	12,251
Bank Handlowy w Warszawie SA	249	4,580
Bank Millennium SA2	1,436	3,391
Bank of America Corp.	1,687	41,568
Bank of China Ltd., Class H	43,864	18,936
Bank of Communications Co. Ltd., Class A	6,600	5,566
BDO Unibank, Inc.	2,317	5,763
BNP Paribas SA	796	35,920
CaixaBank SA	2,178	7,878
China CITIC Bank Corp. Ltd., Class A	4,700	3,731
China Construction Bank Corp., Class H	62,194	51,316
China Merchants Bank Co. Ltd., Class A	1,000	3,670
China Minsheng Banking Corp. Ltd., Class A	3,920	3,272
Citigroup, Inc.	667	34,724
Commercial International Bank Egypt SAE	482	1,993
Commerzbank AG2	893	5,903
Credit Agricole SA	3,016	32,512
DNB ASA	553	8,823
Dubai Islamic Bank PJSC	7,025	9,563
Erste Group Bank AG2	215	7,140
Grupo Financiero Banorte SAB de CV, Class O	1,079	5,248
HSBC Holdings PLC	4,703	38,748
ICICI Bank Ltd.	1,712	8,832
Industrial & Commercial Bank of China Ltd., Class H	29,260	20,891
ING Groep NV	2,093	22,514
JPMorgan Chase & Co.	518	50,567
Kasikornbank PCL	2,111	11,994
Lloyds Banking Group PLC	35,311	23,318
Masraf Al Rayan QSC	1,032	11,813
MCB Bank Ltd.	913	1,273
Mitsubishi UFJ Financial Group, Inc.	4,371	21,430

60     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
Moneta Money Bank AS1	1,303	$4,196
OTP Bank Nyrt	211	8,489
Postal Savings Bank of China Co. Ltd., Class H1	14,000	7,385
Royal Bank of Canada	448	30,649
Royal Bank of Scotland Group PLC	3,757	10,369
Sberbank of Russia PJSC[3]	1,688	18,500
Security Bank Corp.	1,186	3,496
Societe Generale SA	802	25,506
Standard Chartered PLC	1,620	12,571
State Bank of India[2]	4,310	18,267
Sumitomo Mitsui Financial Group, Inc.	700	23,256
SVB Financial Group[2]	18	3,419
UniCredit SpA	967	10,937
VTB Bank PJSC	4,813	5,333
Wells Fargo & Co.	793	36,541
Total Banks		888,011

Capital Goods—10.4%
ABB Ltd.	1,299	24,635
ACS Actividades de Construccion y Servicios SA	468	18,099
AGC, Inc.	200	6,253
Airbus SE	299	28,698
Alfa SAB de CV, Class A	6,082	7,220
Alliance Global Group, Inc.	12,846	2,907
ANDRITZ AG	127	5,825
Arconic, Inc.	324	5,463
BAE Systems PLC	1,940	11,346
BOC Aviation Ltd.[1]	356	2,635
Boeing Co. (The)	113	36,442
Bombardier, Inc., Class B2	3,937	5,852
Bouygues SA	527	18,880
CAE, Inc.	253	4,648
Caterpillar, Inc.	171	21,729
China Communications Construction Co. Ltd., Class H	9,462	8,943
China Railway Construction Corp. Ltd., Class H	5,925	8,219
China Railway Group Ltd., Class H	8,537	7,774
China Shipbuilding Industry Co. Ltd., Class A	6,200	3,838
China State Construction International Holdings Ltd.	3,814	3,030
CIMIC Group Ltd.	230	7,029
	Shares	Value
Capital Goods (Continued)
CITIC Ltd.	16,071	$25,207
CJ Corp.[2]	107	11,651
CNH Industrial NV	1,253	11,540
Cummins, Inc.	82	10,958
Daewoo Engineering & Construction Co. Ltd.[2]	1,340	6,473
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[2]	129	3,948
DCC PLC	155	11,815
Deere & Co.	112	16,707
Dongfang Electric Corp. Ltd., Class A2	2,200	2,528
Embraer SA	597	3,339
Ferguson PLC	196	12,524
Finning International, Inc.	250	4,356
Fluor Corp.	227	7,309
Fosun International Ltd.	4,505	6,560
Fuji Electric Co. Ltd.	200	5,915
General Dynamics Corp.	91	14,306
General Electric Co.	5,716	43,270
GS Engineering & Construction Corp.[2]	142	5,568
Hanwha Corp.[2]	584	16,408
HD Supply Holdings, Inc.[2]	182	6,829
Hino Motors Ltd.	1,000	9,479
Hitachi Construction Machinery Co. Ltd.	200	4,689
HOCHTIEF AG	100	13,455
Huntington Ingalls Industries, Inc.	29	5,519
Hyundai Engineering & Construction Co. Ltd.[2]	133	6,508
Hyundai Heavy Industries Co. Ltd.[2]	44	5,067
Hyundai Heavy Industries Holdings Co. Ltd.[2]	24	7,442
IHI Corp.	200	5,523
Ingersoll-Rand PLC	110	10,035
ITOCHU Corp.	1,422	24,198
Jacobs Engineering Group, Inc.	135	7,892
Jardine Matheson Holdings Ltd.	588	40,913
Jardine Strategic Holdings Ltd.	574	21,072
JGC Corp.	300	4,230
Johnson Controls International PLC	432	12,809
JTEKT Corp.	600	6,705

61     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Capital Goods (Continued)
Kajima Corp.	432	$5,820
Kawasaki Heavy Industries Ltd.	300	6,431
Kingspan Group PLC	151	6,452
KOC Holding AS	4,658	12,433
Komatsu Ltd.	379	8,171
Kubota Corp.	600	8,539
Leonardo SpA	681	5,977
LIXIL Group Corp.	600	7,448
Lockheed Martin Corp.	79	20,685
Marubeni Corp.	3,400	23,936
Metallurgical Corp. of China., Ltd., Class H	17,999	4,322
MINEBEA MITSUMI, Inc.	400	5,797
MISUMI Group, Inc.	227	4,798
Mitsubishi Corp.	1,160	31,930
Mitsubishi Electric Corp.	1,454	16,122
Mitsubishi Heavy Industries Ltd.	400	14,423
Mitsui & Co. Ltd.	1,238	19,075
MonotaRO Co. Ltd.	100	2,477
Nabtesco Corp.	163	3,560
Northrop Grumman Corp.	48	11,755
NSK Ltd.	700	6,055
Obayashi Corp.	900	8,154
Posco Daewoo Corp.[2]	507	8,270
Raytheon Co.	80	12,268
Rexel SA	813	8,643
Rolls-Royce Holdings PLC[2]	1,087	11,491
Samsung C&T Corp.[2]	170	16,074
Samsung Engineering Co. Ltd.[2]	226	3,565
Samsung Heavy Industries Co. Ltd.[2]	542	3,599
Schindler Holding AG	90	17,775
Siemens AG	350	38,962
Siemens Gamesa Renewable Energy SA2	307	3,734
Sinotruk Hong Kong Ltd.[4]	2,500	3,768
SK Holdings Co. Ltd.	167	38,914
SNC-Lavalin Group, Inc.	183	6,153
Spirit AeroSystems Holdings, Inc., Class A	75	5,407
Sumitomo Corp.	1,200	17,079
Taisei Corp.	200	8,577
Textron, Inc.	185	8,508
Toshiba Corp.	554	15,653
TOTO Ltd.	100	3,473
Toyota Tsusho Corp.	700	20,704
United Technologies Corp.	242	25,768
	Shares	Value
Capital Goods (Continued)
Vestas Wind Systems A/S	83	$6,257
Vinci SA	380	31,285
Volvo AB, Class B	1,237	16,178
W.W. Grainger, Inc.[4]	21	5,930
Weichai Power Co. Ltd., Class H	2,741	3,133
Total Capital Goods		1,227,740

Commercial & Professional Services—0.8%
Copart, Inc.[2,4]	97	4,635
Country Garden Services Holdings Co. Ltd.[2]	788	1,252
Dai Nippon Printing Co. Ltd.	500	10,468
G4S PLC	3,264	8,187
ISS A/S	294	8,199
ManpowerGroup, Inc.	161	10,433
Persol Holdings Co. Ltd.	300	4,473
Randstad NV	342	15,673
Recruit Holdings Co. Ltd.	400	9,707
SGS SA	9	20,177
Total Commercial & Professional Services		93,204

Consumer Durables & Apparel—2.0%
adidas AG	56	11,677
D.R. Horton, Inc.	264	9,150
Electrolux AB, Series B	467	9,855
Feng TAY Enterprise Co. Ltd.	1,000	5,710
Fila Korea Ltd.[2]	43	2,062
Haier Electronics Group Co. Ltd.[2]	3,123	7,682
Husqvarna AB, Class B	782	5,795
Iida Group Holdings Co. Ltd.	400	6,931
LG Electronics, Inc.	310	17,309
LVMH Moet Hennessy Louis Vuitton SE	92	27,155
Mattel, Inc.[2,4]	262	2,617
Michael Kors Holdings Ltd.[2]	89	3,375
Newell Brands, Inc.[4]	231	4,294
NIKE, Inc., Class B	238	17,645
Oppein Home Group, Inc., Class A	200	2,322
Panasonic Corp.	3,070	27,719
Polaris Industries, Inc.	47	3,604
PulteGroup, Inc.[4]	234	6,082
PVH Corp.	65	6,042
Sega Sammy Holdings, Inc.	200	2,800
Sharp Corp.	600	6,026
Sony Corp.	536	26,020

62     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Durables & Apparel (Continued)
Tatung Co. Ltd.[2]	2,000	$1,685
Under Armour, Inc., Class A2	141	2,491
VF Corp.	111	7,919
Whirlpool Corp.	80	8,550
Yue Yuen Industrial Holdings Ltd.	2,207	7,061
Zhejiang Semir Garment Co. Ltd., Class A	1,300	1,689
Total Consumer Durables & Apparel		241,267

Consumer Services—0.9%
Alsea SAB de CV	1,743	4,527
Aramark	353	10,226
Benesse Holdings, Inc.	300	7,651
Chipotle Mexican Grill, Inc.[2]	8	3,454
Flight Centre Travel Group Ltd.	72	2,175
Hilton Worldwide Holdings, Inc.	179	12,852
Marriott International, Inc., Class A	144	15,633
Melco Resorts & Entertainment Ltd.[3]	366	6,449
MGM Resorts International	306	7,424
Minor International PCL	6,618	6,911
SJM Holdings Ltd.	5,752	5,363
Stars Group, Inc. (The)[2]	121	1,997
Tabcorp Holdings Ltd.	1,468	4,434
TUI AG	921	13,202
Yum China Holdings, Inc.	142	4,761
Total Consumer Services		107,059

Diversified Financials—3.2%
Ally Financial, Inc.	277	6,277
Ameriprise Financial, Inc.	75	7,828
ASX Ltd.	184	7,764
AXA Equitable Holdings, Inc.	298	4,956
Berkshire Hathaway, Inc., Class B2	245	50,024
Brookfield Asset Management, Inc., Class A	542	20,763
Capital One Financial Corp.	173	13,077
Cboe Global Markets, Inc.	35	3,424
Challenger Ltd.	331	2,211
CI Financial Corp.	482	6,098
Credit Suisse Group AG2	1,531	16,773
Deutsche Bank AG	1,914	15,244
EXOR NV	1,059	57,213
	Shares	Value
Diversified Financials (Continued)
Goldman Sachs Group, Inc. (The)	102	$17,039
GT Capital Holdings, Inc.	194	3,597
Haci Omer Sabanci Holding AS	4,760	6,729
Hargreaves Lansdown PLC	208	4,898
Jefferies Financial Group, Inc.	312	5,416
Morgan Stanley	497	19,706
Muangthai Capital PCL	1,500	2,257
Onex Corp.	255	13,881
ORIX Corp.	721	10,551
Reinet Investments SCA	180	2,733
S&P Global, Inc.	59	10,026
Singapore Exchange Ltd.	3,306	17,343
Standard Life Aberdeen PLC	3,459	11,311
Synchrony Financial	317	7,437
Tokyo Century Corp.	100	4,402
UBS Group AG2	1,678	20,826
Voya Financial, Inc.[4]	140	5,620
Total Diversified Financials		375,424

Energy—10.3%
Baker Hughes a GE Co.	520	11,180
Banpu PCL	9,564	4,347
Bharat Petroleum Corp. Ltd.	2,891	15,021
BP PLC	15,355	96,989
Bukit Asam Tbk PT	8,308	2,484
Caltex Australia Ltd.	426	7,642
Cenovus Energy, Inc.	865	6,080
Chevron Corp.	480	52,219
China Oilfield Services Ltd., Class H	3,332	2,864
China Petroleum & Chemical Corp., Class H	37,987	27,122
CNOOC Ltd.	9,211	14,235
ConocoPhillips	382	23,818
Empresas COPEC SA	569	6,828
Enbridge, Inc.	455	14,128
Eni SpA	2,124	33,381
EOG Resources, Inc.	193	16,832
Equinor ASA	1,332	28,265
Exxon Mobil Corp.	1,281	87,351
Gazprom PJSC[3]	8,509	37,686
Grupa Lotos SA	195	4,594
Hindustan Petroleum Corp. Ltd.	3,706	13,443
HollyFrontier Corp.	130	6,646
Idemitsu Kosan Co. Ltd.	297	9,772
Indian Oil Corp. Ltd.	11,536	22,646

63     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Energy (Continued)
John Wood Group PLC	948	$6,112
JXTG Holdings, Inc.	5,900	31,012
LUKOIL PJSC[3]	605	43,245
Marathon Petroleum Corp.	601	35,465
Neste OYJ	110	8,470
Oil & Natural Gas Corp. Ltd.	8,938	19,191
OMV AG	167	7,302
Origin Energy Ltd.[2]	1,010	4,600
PetroChina Co. Ltd., Class A	10,900	11,447
Petroleo Brasileiro SA	4,220	27,656
Phillips 66	458	39,457
Plains GP Holdings LP, Class A2	659	13,246
Polski Koncern Naftowy ORLEN SA	372	10,709
PrairieSky Royalty Ltd.[4]	342	4,425
PTT PCL	18,932	26,747
Reliance Industries Ltd.	1,439	23,111
Repsol SA	1,317	21,198
Rosneft Oil Co. PJSC[2]	6,997	43,241
Royal Dutch Shell PLC, Class A	4,260	125,194
Showa Shell Sekiyu KK	600	8,427
SK Innovation Co. Ltd.	107	17,213
S-Oil Corp.	104	9,106
TechnipFMC PLC	518	10,142
TOTAL SA	1,316	69,473
Tupras Turkiye Petrol Rafinerileri AS	322	7,064
Ultrapar Participacoes SA	948	13,013
Valero Energy Corp.	519	38,909
Washington H Soul Pattinson & Co. Ltd.	112	1,963
WorleyParsons Ltd.	419	3,369
Total Energy		1,226,080

Food & Staples Retailing—5.6%
Aeon Co. Ltd.	1,400	27,428
Alimentation Couche-Tard, Inc., Class B	361	17,950
Berli Jucker PCL	4,302	6,705
Bid Corp. Ltd.	424	7,811
Carrefour SA	1,813	30,902
Casino Guichard Perrachon SA	377	15,661
Clicks Group Ltd.	499	6,641
Costco Wholesale Corp.	251	51,131
Empire Co. Ltd.	378	7,979
George Weston Ltd.	274	18,065
J Sainsbury PLC	4,378	14,776
	Shares	Value
Food & Staples Retailing (Continued)
Koninklijke Ahold Delhaize NV	1,144	$28,869
Kroger Co. (The)	1,512	41,580
Magnit PJSC	651	8,287
METRO AG	984	15,068
Raia Drogasil SA	290	4,276
Seven & i Holdings Co. Ltd.	600	26,157
Sun Art Retail Group Ltd.	5,564	5,671
Sysco Corp.	433	27,132
Tesco PLC	13,139	31,811
Walgreens Boots Alliance, Inc.	609	41,613
Wal-Mart de Mexico SAB de CV	4,634	11,758
Walmart, Inc.	1,920	178,848
Welcia Holdings Co. Ltd.	100	4,521
Woolworths Group Ltd.	959	19,863
X5 Retail Group NV	404	10,011
Total Food & Staples Retailing		660,514

Food, Beverage & Tobacco—4.1%
Ajinomoto Co., Inc.	500	8,919
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,508	5,839
Anheuser-Busch InBev SA	316	20,843
Arca Continental SAB de CV	646	3,601
Archer-Daniels-Midland Co.	593	24,295
Asahi Group Holdings Ltd.	279	10,856
Associated British Foods PLC	332	8,639
BRF SA2	916	5,183
British American Tobacco PLC	363	11,558
Bunge Ltd.	326	17,421
Calbee, Inc.	100	3,135
Charoen Pokphand Foods PCL	13,145	9,931
China Agri-Industries Holdings Ltd.	19,000	6,771
China Mengniu Dairy Co. Ltd.[2]	1,840	5,734
China Resources Beer Holdings Co. Ltd.	1,073	3,748
CJ CheilJedang Corp.[2]	27	7,997
Coca-Cola Amatil Ltd.	601	3,465
Coca-Cola Bottlers Japan Holdings, Inc.[4]	184	5,509
Fomento Economico Mexicano SAB de CV	549	4,704

64     OPPENHEIMER ETF TRUST

	Shares	Value
Food, Beverage & Tobacco (Continued)
Genting Plantations Bhd	4,621	$11,026
Grupo Bimbo SAB de CV, Series A	3,148	6,258
Hormel Foods Corp.[4]	193	8,237
Indofood Sukses Makmur Tbk PT	19,763	10,239
Ingredion, Inc.	61	5,575
Japan Tobacco, Inc.	487	11,614
JBS SA	5,996	17,930
Kikkoman Corp.	100	5,387
Kirin Holdings Co. Ltd.	346	7,249
Lamb Weston Holdings, Inc.	54	3,972
MEIJI Holdings Co. Ltd.	100	8,167
Molson Coors Brewing Co., Class B	93	5,223
Mondelez International, Inc., Class A	387	15,492
Nestle SA	585	47,356
Nisshin Seifun Group, Inc.	300	6,210
Ottogi Corp.[2]	6	3,893
PepsiCo, Inc.	262	28,946
Philip Morris International, Inc.	170	11,349
QL Resources Bhd	3,400	5,603
Saputo, Inc.	289	8,293
Sime Darby Plantation Bhd	7,075	8,149
Standard Foods Corp.	4,441	7,181
Tiger Brands Ltd.	230	4,377
Tingyi Cayman Islands Holding Corp.	2,617	3,496
Toyo Suisan Kaisha Ltd.	200	6,991
Tyson Foods, Inc., Class A	252	13,457
WH Group Ltd.[1]	14,276	10,995
Wilmar International Ltd.	10,565	24,184
Yamazaki Baking Co. Ltd.	300	6,305
Total Food, Beverage & Tobacco		481,302

Health Care Equipment & Services—4.3%
Alfresa Holdings Corp.	500	12,774
AmerisourceBergen Corp.	681	50,666
Anthem, Inc.	127	33,354
Asahi Intecc Co. Ltd.	100	4,229
Cardinal Health, Inc.	961	42,861
Centene Corp.[2]	186	21,446
Cigna Corp.	157	29,818
CVS Health Corp.	1,091	71,482
DaVita, Inc.[2]	100	5,146
DexCom, Inc.[2]	20	2,396
	Shares	Value
Health Care Equipment & Services (Continued)
Fisher & Paykel Healthcare Corp. Ltd.	593	$5,169
Fresenius Medical Care AG & Co. KGaA	165	10,683
Fresenius SE & Co. KGaA	289	14,001
HCA Healthcare, Inc.	144	17,921
IHH Healthcare Bhd	7,206	9,399
McKesson Corp.	628	69,375
Medipal Holdings Corp.	700	15,025
Siemens Healthineers AG1,2	232	9,692
Suzuken Co. Ltd.	224	11,413
UnitedHealth Group, Inc.	257	64,024
WellCare Health Plans, Inc.[2]	45	10,624
Total Health Care Equipment & Services		511,498

Household & Personal Products—1.0%
Amorepacific Corp.[2]	26	4,882
AMOREPACIFIC Group[2]	96	6,255
Coty, Inc., Class A4	613	4,021
Essity AB, Class B	531	13,033
Hengan International Group Co. Ltd.	610	4,441
Natura Cosmeticos SA	415	4,818
Pigeon Corp.	100	4,284
Procter & Gamble Co. (The)	341	31,345
PT Unilever Indonesia Tbk	2,706	8,543
Shiseido Co. Ltd.	100	6,282
Unilever NV	512	27,754
Total Household & Personal Products		115,658

Insurance—5.6%
Aegon NV	1,364	6,360
Aflac, Inc.	241	10,980
AIA Group Ltd.	2,014	16,720
Alleghany Corp.	8	4,987
Allianz SE	150	30,032
Allstate Corp. (The)	177	14,626
American International Group, Inc.	270	10,641
Aon PLC	49	7,123
Arthur J. Gallagher & Co.	99	7,296
Assicurazioni Generali SpA	1,607	26,821
Assurant, Inc.	34	3,041
Aviva PLC	2,613	12,496
AXA SA	1,809	38,998
China Life Insurance Co. Ltd., Class H	4,796	10,193
China Pacific Insurance Group Co. Ltd., Class H	1,703	5,514

65     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Insurance (Continued)
China Taiping Insurance Holdings Co. Ltd.	2,694	$7,398
Chubb Ltd.	97	12,530
Cincinnati Financial Corp.	80	6,194
CNP Assurances	778	16,471
Dai-ichi Life Holdings, Inc.	900	14,093
DB Insurance Co. Ltd.[2]	97	6,120
Direct Line Insurance Group PLC	1,241	5,037
Everest Re Group Ltd.	19	4,137
Fairfax Financial Holdings Ltd.	13	5,720
Fidelity National Financial, Inc.	145	4,559
Great-West Lifeco, Inc.	527	10,873
Hanwha Life Insurance Co. Ltd.[2]	2,217	8,385
Hyundai Marine & Fire Insurance Co. Ltd.[2]	169	6,217
Industrial Alliance Insurance & Financial Services, Inc.	110	3,509
Insurance Australia Group Ltd.	541	2,666
Intact Financial Corp.	72	5,229
Japan Post Holdings Co. Ltd.	3,500	40,355
Liberty Holdings Ltd.	654	5,001
Loews Corp.	96	4,370
Manulife Financial Corp.	567	8,041
Mapfre SA	3,073	8,150
Markel Corp.[2]	7	7,266
Medibank Pvt Ltd.	1,814	3,282
MetLife, Inc.	348	14,289
MS&AD Insurance Group Holdings, Inc.	600	17,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101	22,001
People’s Insurance Co. Group of China Ltd. (The), Class H	12,547	5,048
PICC Property & Casualty Co. Ltd., Class H	4,888	5,001
Ping An Insurance Group Co. of China Ltd., Class H	1,332	11,764
Poste Italiane SpA[1]	1,835	14,650
Power Corp. of Canada	456	8,190
Power Financial Corp.	521	9,853
	Shares	Value
Insurance (Continued)
Powszechny Zaklad Ubezpieczen SA	223	$2,606
Prudential Financial, Inc.	126	10,275
Prudential PLC	818	14,606
QBE Insurance Group Ltd.	475	3,377
Reinsurance Group of America, Inc.	38	5,329
RenaissanceRe Holdings Ltd.	24	3,209
RSA Insurance Group PLC	914	5,979
Samsung Fire & Marine Insurance Co. Ltd.[2]	36	8,679
Samsung Life Insurance Co. Ltd.[2]	110	8,044
SCOR SE	206	9,278
Sompo Holdings, Inc.	300	10,205
Sony Financial Holdings, Inc.	300	5,619
Sul America SA	553	4,081
Sun Life Financial, Inc.	185	6,135
Suncorp Group Ltd.	361	3,210
T&D Holdings, Inc.	400	4,663
Tokio Marine Holdings, Inc.	400	19,089
Torchmark Corp.	69	5,143
Travelers Cos., Inc. (The)	97	11,616
Unum Group	110	3,232
W.R. Berkley Corp.	89	6,578
Willis Towers Watson PLC	40	6,074
Total Insurance		666,382

Materials—6.4%
Akzo Nobel NV	199	16,015
Aluminum Corp. of China Ltd., Class H2	10,775	3,468
Ambuja Cements Ltd.	1,576	5,081
Amcor Ltd.	744	6,940
Anglo American Platinum Ltd.	134	5,011
AngloGold Ashanti Ltd.	444	5,610
ArcelorMittal	1,384	28,700
Asahi Kasei Corp.	1,003	10,330
Avery Dennison Corp.	96	8,624
Ball Corp.	166	7,633
BASF SE	489	33,764
BlueScope Steel Ltd.	588	4,537
Boliden AB	356	7,709
CCL Industries, Inc., Class B	128	4,692
Cemex SAB de CV2	7,783	3,750
Chemours Co. (The)	210	5,926
China Hongqiao Group Ltd.	9,500	5,400

66     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
China National Building Material Co. Ltd., Class H	6,260	$4,286
China Oriental Group Co. Ltd.	4,000	2,381
Covestro AG1	159	7,848
CRH PLC	154	4,062
Crown Holdings, Inc.[2,4]	124	5,155
DowDuPont, Inc.	719	38,452
Formosa Chemicals & Fibre Corp.	4,000	13,664
Freeport-McMoRan, Inc.	801	8,258
Glencore PLC[2]	20,669	76,695
Grasim Industries Ltd.	554	6,551
Grupo Mexico SAB de CV, Series B	1,657	3,403
HeidelbergCement AG	180	10,984
Hindalco Industries Ltd.	2,309	7,481
International Paper Co.	252	10,171
Jastrzebska Spolka Weglowa SA2	153	2,739
JFE Holdings, Inc.	793	12,699
Jiangxi Copper Co. Ltd., Class H	7,787	9,160
Johnson Matthey PLC	284	10,124
Kinross Gold Corp.[2]	1,132	3,647
Kobe Steel Ltd.	900	6,267
Kumba Iron Ore Ltd.[4]	232	4,565
LafargeHolcim Ltd.[2]	389	15,981
LG Chem Ltd.[2]	37	11,507
Lotte Chemical Corp.[2]	30	7,448
LyondellBasell Industries NV, Class A	231	19,210
Maanshan Iron & Steel Co. Ltd., Class H	4,000	1,763
Maruichi Steel Tube Ltd.	200	6,316
Mexichem SAB de CV	1,659	4,207
Mitsubishi Chemical Holdings Corp.	1,870	14,191
Mitsubishi Materials Corp.	300	7,916
MMC Norilsk Nickel PJSC[3]	547	10,262
Nan Ya Plastics Corp.	7,000	17,194
Nine Dragons Paper Holdings Ltd.	3,778	3,498
Nippon Paint Holdings Co. Ltd.[4]	100	3,427
Nippon Steel & Sumitomo Metal Corp.	1,280	22,079
Oji Holdings Corp.	1,000	5,150
Orica Ltd.	362	4,396
	Shares	Value
Materials (Continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	1,199	$926
Pidilite Industries Ltd.	323	5,125
Polymetal International PLC	397	4,156
POSCO	110	23,956
POSCO Chemtech Co. Ltd.[2]	25	1,427
Sappi Ltd.	941	5,341
Sasol Ltd.	301	8,893
South32 Ltd.	1,624	3,830
Southern Copper Corp.[4]	176	5,416
Sumitomo Chemical Co. Ltd.	1,866	9,065
Sumitomo Metal Mining Co. Ltd.	200	5,373
Taiheiyo Cement Corp.	200	6,189
Tata Steel Ltd.	1,226	9,150
Teck Resources Ltd., Class B	246	5,294
thyssenkrupp AG	1,124	19,248
Tongling Nonferrous Metals Group Co. Ltd., Class A	16,700	4,792
Toray Industries, Inc.	1,466	10,315
Toyo Seikan Group Holdings Ltd.	200	4,597
Umicore SA	226	9,006
Vale SA	1,074	14,132
Vedanta Ltd.	2,674	7,745
West Fraser Timber Co. Ltd.	54	2,666
Westlake Chemical Corp.[4]	101	6,683
WestRock Co.	198	7,476
Wheaton Precious Metals Corp.	327	6,381
Yara International ASA	205	7,895
Zhaojin Mining Industry Co. Ltd., Class H	3,185	3,234
Total Materials		764,638

Media & Entertainment—1.9%
Alphabet, Inc., Class A2	47	49,113
Charter Communications, Inc., Class A2,4	61	17,383
China Literature Ltd.[1,2]	400	1,855
Comcast Corp., Class A	938	31,939
CyberAgent, Inc.	100	3,869
Grupo Televisa SAB, Series CPO	898	2,250
Hakuhodo DY Holdings, Inc	600	8,613
Liberty Global PLC, Class A2,4	372	7,938

67     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Media & Entertainment (Continued)
Live Nation Entertainment, Inc.[2,4]	142	$6,994
Megacable Holdings SAB de CV	295	1,320
Netflix, Inc.[2]	28	7,494
News Corp., Class A	571	6,481
Pearson PLC	370	4,422
ProSiebenSat.1 Media SE	228	4,053
Schibsted ASA, Class B	63	1,910
Tencent Holdings Ltd.	545	21,858
Twenty-First Century Fox, Inc., Class A	309	14,869
Viacom, Inc., Class B	188	4,832
Walt Disney Co. (The)	248	27,193
Yahoo Japan Corp.	2,300	5,744
Total Media & Entertainment		230,130

Pharmaceuticals, Biotechnology & Life Sciences—2.5%
AbbVie, Inc.	148	13,644
Allergan PLC	49	6,549
Amgen, Inc.	80	15,574
AstraZeneca PLC	147	10,995
Bausch Health Cos., Inc.[2]	137	2,530
Bayer AG	193	13,361
Bristol-Myers Squibb Co.	210	10,916
Canopy Growth Corp.[2]	28	751
Celgene Corp.[2]	113	7,242
China Resources Pharmaceutical Group Ltd.[1]	6,613	8,632
Divi’s Laboratories Ltd.	83	1,763
Gilead Sciences, Inc.	174	10,884
GlaxoSmithKline PLC	930	17,663
IQVIA Holdings, Inc.[2]	59	6,854
Johnson & Johnson	249	32,133
Merck & Co., Inc.	261	19,943
Mylan NV2	180	4,932
Novo Nordisk A/S, Class B	199	9,081
Perrigo Co. PLC	73	2,829
Pfizer, Inc.	612	26,714
Roche Holding AG	97	23,950
Sanofi	251	21,709
Sartorius Stedim Biotech	34	3,395
Shire PLC	123	7,159
Teva Pharmaceutical Industries Ltd.[2,3]	383	5,906
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Thermo Fisher Scientific, Inc.	55	$12,308
Total Pharmaceuticals, Biotechnology & Life Sciences		297,417

Real Estate—2.0%
Agile Group Holdings Ltd.	2,366	2,783
Aroundtown SA	388	3,202
Camden Property Trust	109	9,597
CBRE Group, Inc., Class A2	285	11,411
China Evergrande Group[4]	8,161	24,443
China Jinmao Holdings Group Ltd.	6,321	2,842
China Overseas Land & Investment Ltd.	1,729	5,941
China Resources Land Ltd.	2,293	8,816
Country Garden Holdings Co. Ltd.	12,859	15,652
Daito Trust Construction Co. Ltd.	100	13,685
Daiwa House Industry Co. Ltd.	445	14,188
Emaar Development PJSC	4,201	5,044
First Capital Realty, Inc.[4]	584	8,060
Future Land Development Holdings Ltd.	4,000	2,738
Greentown China Holdings Ltd.	5,000	3,755
H&R Real Estate Investment Trust	452	6,834
Jones Lang LaSalle, Inc.	55	6,963
Kaisa Group Holdings Ltd.[2]	10,000	3,193
Land & Houses PCL	18,131	5,513
LendLease Group	549	4,495
Longfor Group Holdings Ltd	1,902	5,685
Megaworld Corp.	30,378	2,744
Mirvac Group	1,776	2,801
Mitsui Fudosan Co. Ltd.	400	8,914
Nomura Real Estate Holdings, Inc.	200	3,673
Public Storage	50	10,121
RioCan Real Estate Investment Trust	430	7,493
Robinsons Land Corp.	7,059	2,705
Shenzhen Investment Ltd.	12,000	3,970
Shimao Property Holdings Ltd.	1,731	4,621
Sime Darby Property Bhd	6,800	1,637

68     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Sino-Ocean Group Holding Ltd.	8,282	$3,649
SmartCentres Real Estate Investment Trust	259	5,846
Tokyu Fudosan Holdings Corp.	1,100	5,434
WP Carey, Inc.	164	10,716
Total Real Estate		239,164

Retailing—3.8%
Advance Auto Parts, Inc.	35	5,511
Alibaba Group Holding Ltd.[2,3,4]	100	13,707
Amazon.com, Inc.[2]	50	75,099
B2W Cia Digital[2]	200	2,168
Best Buy Co., Inc.	289	15,305
Burlington Stores, Inc.[2,4]	33	5,368
Canadian Tire Corp. Ltd., Class A	79	8,256
CarMax, Inc.[2,4]	165	10,350
Dollar General Corp.	125	13,510
Dollar Tree, Inc.[2]	132	11,922
Gap, Inc. (The)	331	8,527
Genuine Parts Co.	134	12,867
GOME Retail Holdings Ltd.[2]	71,224	5,913
GrubHub, Inc.[2,4]	28	2,151
Hennes & Mauritz AB, Class B4	549	7,804
Home Depot, Inc. (The)	260	44,673
Isetan Mitsukoshi Holdings Ltd.	700	7,752
JD.com, Inc.[2,3]	1,018	21,307
Kingfisher PLC	2,534	6,697
Kohl’s Corp.	151	10,017
L Brands, Inc.	212	5,442
Lotte Shopping Co. Ltd.[2]	30	5,673
Lowe’s Cos., Inc.	330	30,479
Macy’s, Inc.[4]	322	9,589
Magazine Luiza SA	100	4,672
Marks & Spencer Group PLC	2,349	7,395
Motus Holdings Ltd.[2]	556	3,402
Nordstrom, Inc.[4]	150	6,992
Petrobras Distribuidora SA	1,700	11,273
Qurate Retail, Inc.[2,4]	291	5,680
Start Today Co. Ltd.	100	1,832
Target Corp.	414	27,361
Vipshop Holdings Ltd.[2,3]	892	4,870
Wayfair, Inc., Class A2	29	2,612
Wesfarmers Ltd.	985	22,343
	Shares	Value
Retailing (Continued)
Yamada Denki Co. Ltd.	2,000	$9,607
Zhongsheng Group Holdings Ltd.	3,500	6,938
Total Retailing		455,064

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	629	29,519
Micron Technology, Inc.[2]	388	12,311
NXP Semiconductors NV	119	8,720
QUALCOMM, Inc.	231	13,146
Renesas Electronics Corp.[2]	1,400	6,380
SK Hynix, Inc.	252	13,664
Taiwan Semiconductor Manufacturing Co. Ltd.	2,943	21,591
Xinyi Solar Holdings Ltd.	6,000	2,108
Total Semiconductors & Semiconductor Equipment		107,439

Software & Services—2.6%
360 Security Technology, Inc., Class A	300	890
Accenture PLC, Class A	152	21,434
Alliance Data Systems Corp.	30	4,502
Atos SE	88	7,191
Automatic Data Processing, Inc.	76	9,965
Cadence Design Systems, Inc.[2]	148	6,435
CGI Group, Inc., Class A2	143	8,743
Check Point Software Technologies Ltd.[2]	52	5,338
Cognizant Technology Solutions Corp., Class A	162	10,284
Computershare Ltd.	249	3,013
Constellation Software, Inc.[4]	7	4,479
DXC Technology Co.	193	10,262
Fortinet, Inc.[2]	70	4,930
Fujitsu Ltd.	290	18,098
GoDaddy, Inc., Class A2	116	7,612
HCL Technologies Ltd.	301	4,158
Infosys Ltd.	671	6,333
International Business Machines Corp.	274	31,146
Jack Henry & Associates, Inc.	63	7,971
Leidos Holdings, Inc.	124	6,537
Microsoft Corp.	457	46,417
Oracle Corp.	394	17,789
Otsuka Corp.	100	2,753

69     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Software & Services (Continued
Palo Alto Networks, Inc.[2]	33	$6,216
PTC, Inc.[2]	56	4,642
Samsung SDS Co. Ltd.[2]	33	6,033
Synopsys, Inc.[2]	98	8,256
Tata Consultancy Services Ltd.	323	8,758
Tech Mahindra Ltd.	368	3,812
Total System Services, Inc.	107	8,698
Wipro Ltd.	1,270	6,018
Wix.com Ltd.[2]	30	2,710
Worldpay, Inc., Class A2	43	3,286
Worldpay, Inc., Class A2	21	1,618
Total Software & Services		306,327

Technology Hardware & Equipment—4.8%
Acer, Inc.[2]	7,000	4,429
Alps Alpine Co. Ltd.	300	5,838
Apple, Inc.	509	80,290
Arista Networks, Inc.[2]	15	3,160
Arrow Electronics, Inc.[2]	207	14,273
AU Optronics Corp.	22,645	9,062
Brother Industries Ltd.	400	5,946
BYD Electronic International Co. Ltd.	2,387	3,000
CDW Corp.	147	11,914
Compal Electronics, Inc.	33,430	18,979
F5 Networks, Inc.[2]	39	6,319
Flex Ltd.[2]	1,403	10,677
FUJIFILM Holdings Corp.	300	11,676
Hewlett Packard Enterprise Co.	835	11,030
Hitachi High-Technologies Corp.	100	3,149
Hitachi Ltd.	920	24,615
Hon Hai Precision Industry Co. Ltd.	21,693	49,968
HP, Inc.	1,098	22,465
Innolux Corp.	23,000	7,273
Inventec Corp.	14,000	10,043
Konica Minolta, Inc.	700	6,336
Legend Holdings Corp., Class H1	3,300	8,641
Lenovo Group Ltd.	25,027	16,910
LG Display Co. Ltd.	660	10,677
LG Innotek Co. Ltd.[2]	49	3,794
NEC Corp.	400	11,904
Nokia OYJ	2,647	15,220
Pegatron Corp.	10,702	17,896
Quanta Computer, Inc.	11,317	19,404
Ricoh Co. Ltd.	855	8,393
	Shares	Value
Technology Hardware & Equipment (Continued)
Samsung Electronics Co. Ltd.	2,019	$70,026
Seagate Technology PLC[4]	142	5,480
Seiko Epson Corp.	500	7,055
TDK Corp.	100	7,036
Telefonaktiebolaget LM Ericsson, Class B	1,369	12,032
Venture Corp. Ltd.	300	3,070
Western Digital Corp.	183	6,766
Wistron Corp.	23,956	14,886
Xerox Corp.	213	4,209
Total Technology Hardware & Equipment		563,841

Telecommunication Services—4.4%
America Movil SAB de CV, Series L	19,525	13,850
AT&T, Inc.	2,300	65,642
Bharti Airtel Ltd.	1,474	6,598
BT Group PLC	4,055	12,297
CenturyLink, Inc.	488	7,393
China Communications Services Corp. Ltd., Class H	3,907	3,234
China Mobile Ltd.	4,212	40,536
China Tower Corp. Ltd., Class H1,2	24,000	4,537
China Unicom Hong Kong Ltd.	15,527	16,579
Chunghwa Telecom Co. Ltd.	5,087	18,702
Deutsche Telekom AG	2,335	39,558
Empresa Nacional de Telecomunicaciones SA	385	2,986
KDDI Corp.	900	21,525
KT Corp.[3]	829	11,788
Mobile TeleSystems PJSC[3]	726	5,082
Nippon Telegraph & Telephone Corp.	1,000	40,851
Orange SA	1,674	27,087
SK Telecom Co. Ltd.	43	10,386
SoftBank Group Corp.	400	26,633
Sprint Corp.[2]	2,170	12,629
Telecom Italia SpA[2]	14,938	8,253
Telefonica SA	3,022	25,353
Telstra Corp. Ltd.	4,009	8,044
T-Mobile US, Inc.[2]	274	17,429
Verizon Communications, Inc.	856	48,124

70     OPPENHEIMER ETF TRUST

	Shares	Value
Telecommunication Services (Continued)
Vodafone Group PLC	11,894	$23,162
Vodafone Idea Ltd[2]	3,419	1,849
Total Telecommunication Services		520,107

Transportation—2.6%
A.P. Moeller - Maersk A/S, Class B	9	11,283
American Airlines Group, Inc.	498	15,991
Bollore SA	3,285	13,143
C.H. Robinson Worldwide, Inc.	135	11,352
CAR, Inc.[2]	3,000	2,234
China Eastern Airlines Corp. Ltd., Class H	6,000	3,341
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,000	1,998
COSCO SHIPPING Holdings Co. Ltd., Class H2	10,500	3,956
Delta Air Lines, Inc.	396	19,760
Deutsche Lufthansa AG	740	16,665
Deutsche Post AG	962	26,294
DSV A/S	141	9,270
FedEx Corp.	139	22,425
Hyundai Glovis Co. Ltd.[2]	70	8,093
Imperial Logistics Ltd.	430	2,033
International Consolidated Airlines Group SA	1,613	12,760
Knight-Swift Transportation Holdings, Inc.[4]	129	3,234
Latam Airlines Group SA	626	6,255
Mitsui OSK Lines Ltd.	300	6,560
Nippon Express Co. Ltd.	200	11,156
Nippon Yusen KK	600	9,248
Royal Mail PLC	1,559	5,403
Ryanair Holdings PLC[2,3]	85	6,064
SF Holding Co. Ltd., Class A	700	3,339
SG Holdings Co. Ltd.	200	5,221
Sinotrans Ltd., Class H	9,000	3,908
Southwest Airlines Co.	226	10,504
Transurban Group	1,017	8,341
United Continental Holdings, Inc.[2]	176	14,736
United Parcel Service, Inc., Class B	226	22,042
XPO Logistics, Inc.[2]	123	7,016
Yamato Holdings Co. Ltd.	300	8,269
Total Transportation		311,894
	Shares	Value
Utilities—4.5%
AGL Energy Ltd.	530	$7,686
Aguas Andinas SA, Class A	9,893	5,442
Centrica PLC	8,961	15,396
China Power International Development Ltd.[4]	24,000	5,456
China Resources Gas Group Ltd.	1,204	4,767
Colbun SA	9,308	1,869
Datang International Power Generation Co. Ltd., Class H	20,000	4,700
E.ON SE	1,890	18,639
EDP - Energias de Portugal SA	4,002	13,949
Electricite de France SA	1,803	28,443
Endesa SA	772	17,765
Enel Americas SA	24,355	4,299
Enel Chile SA	35,382	3,414
Enel SpA	7,128	41,100
Engie SA	2,515	36,010
ENN Energy Holdings Ltd.	627	5,562
Exelon Corp.	571	25,752
FirstEnergy Corp.	316	11,866
Fortum OYJ	418	9,127
GAIL India Ltd.	1,339	6,910
Gulf Energy Development PCL	1,800	4,506
Huadian Power International Corp. Ltd., Class H	6,000	2,705
Innogy SE1	471	21,930
Kansai Electric Power Co., Inc. (The)	900	13,535
Korea Electric Power Corp.	874	25,927
Korea Gas Corp.[2]	235	10,152
Manila Electric Co.	833	6,020
Naturgy Energy Group SA	609	15,497
NRG Energy, Inc.	167	6,613
Orsted A/S1	112	7,475
PG&E Corp.[2]	299	7,101
PGE Polska Grupa Energetyczna SA2	1,184	3,152
Power Grid Corp. of India Ltd.	2,040	5,805
RWE AG	787	17,062
SSE PLC	1,472	20,275
Tohoku Electric Power Co., Inc.	900	11,895

71     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global Revenue ETF

	Shares	Value
Utilities (Continued)
Tokyo Electric Power Co. Holdings, Inc.[2]	3,200	$19,046
Tokyo Gas Co. Ltd.	452	11,476
Uniper SE	1,096	28,315
Veolia Environnement SA	995	20,423
Verbund AG	76	3,235
Vistra Energy Corp.[2]	296	6,775
Total Utilities		537,072

Total Common Stocks (Cost $12,905,655)		11,723,272
PREFERRED STOCKS—0.8%
Automobiles & Components—0.7%
Volkswagen AG, 2.91%	513	81,468
Banks—0.1%
Grupo Aval Acciones y Valores SA, 4.70%	33,743	10,380
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C2,6	148,849	190
CJ Corp.[2,6]	16	388
Total Capital Goods		578

Technology Hardware & Equipment—0.0%[5]
Samsung Electronics Co. Ltd., 4.72%	242	6,886
Utilities—0.0%[5]
Centrais Eletricas Brasileiras SA, Class B2	712	5,175
Total Preferred Stocks
(Cost $108,680)		104,487
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[7] (Cost $18,294)	18,294	18,294
	Shares	Value
Investment of Cash Collateral for Securities Loaned—0.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[7] (Cost $57,988)	57,988	$57,988
Total Investments—100.3% (Cost $13,090,617)		11,904,041
Liabilities in Excess of Other Assets—(0.3)%		(39,226)
Net Assets—100.0%		$11,864,815

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $118,357 or 1.00% of the Fund’s net assets at period end.

2. Non-income producing security.

3. American Depositary Receipt.

4. All or a portion of the security was on loan. The aggregate value of the securities on loan was $209,852; total value of the collateral held by the Fund was $215,293. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $157,305 (Note 4).

5. Less than 0.05%

6. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

7. Rate shown represents annualized 7-day yield as of December 31, 2018.

72     OPPENHEIMER ETF TRUST

Geographical Holdings

Country	Value	% of Net Assets
United States	$4,000,789	33.7%
Japan	1,668,960	14.1
China	689,261	5.8
Germany	649,149	5.5
France	604,747	5.1
United Kingdom	596,091	5.0
South Korea	542,569	4.6
Canada	318,387	2.7
Netherlands	280,559	2.4
Switzerland	264,167	2.2
Taiwan	237,668	2.0
India	232,348	2.0
Russia	185,805	1.6
Spain	175,112	1.5
Australia	166,597	1.4
Brazil	159,750	1.4
Italy	145,577	1.2
Hong Kong	120,062	1.0
Thailand	78,912	0.7
Sweden	72,405	0.6
Mexico	72,096	0.6
South Africa	58,685	0.5
Denmark	51,566	0.4
Singapore	47,232	0.4
Norway	46,893	0.4
Chile	39,337	0.3
Malaysia	35,814	0.3
Poland	35,774	0.3
Indonesia	34,443	0.3
Finland	32,817	0.3
Turkey	32,065	0.3
Luxembourg	31,433	0.3
Belgium	29,849	0.3
Philippines	27,232	0.2
Austria	23,502	0.2
Ireland	16,578	0.1
United Arab Emirates	14,606	0.1
Israel	13,954	0.1
Portugal	13,949	0.1
Qatar	11,813	0.1
Colombia	10,380	0.1
Hungary	8,489	0.1
Peru	5,416	0.0	[1]
Macau	5,363	0.0	[1]
New Zealand	5,169	0.0	[1]
Czech Republic	4,196	0.0	[1]
Bermuda	3,209	0.0	[1]
Egypt	1,993	0.0	[1]
Pakistan	1,273	0.0	[1]
Total Investments	11,904,041	100.3
Liabilities in Excess of Other Assets	(39,226)	(0.3)
Net Assets	$11,864,815	100.0%

1. Less than 0.05%

73     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2018 Unaudited

	Oppenheimer S&P 500 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF	Oppenheimer S&P Financials Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$908,256,682	$319,854,984	$418,403,554	$43,350,967
Cash	6,858	674,557	122,835	—
Receivables and other assets:
Dividends	1,328,868	293,412	331,390	35,227
Capital shares sold	7,313	19,652	43,624	368
Investment securities sold	492,494	—	102,196	—
Securities lending income, net (Note 4)	1,887	7,454	101,411	10
Total Assets	910,094,102	320,850,059	419,105,010	43,386,572

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	500,942	4,831,032	22,464,727	—
Investment securities purchased	2,166,680	504,702	109,688	45,526
Capital shares redeemed	—	14,810	—	—
Management fees (Note 9)	322,551	110,529	142,154	17,234
Total Liabilities	2,990,173	5,461,073	22,716,569	62,760

Net Assets	$907,103,929	$315,388,986	$396,388,441	$43,323,812

Composition of Net Assets:
Paid-in capital	$905,605,575	$343,281,694	$482,253,212	$43,211,438
Total distributable earnings (accumulated loss)	1,498,354	(27,892,708)	(85,864,771)	112,374

Net Assets	$907,103,929	$315,388,986	$396,388,441	$43,323,812
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	19,501,400	6,151,400	6,901,400	750,000
Net asset value, offering and redemption price per share	$46.51	$51.27	$57.44	$57.77
Investments at cost	$925,902,837	$346,976,460	$486,324,490	$46,754,707
1. Includes value of securities on loan:	$17,680,185	$69,585,800	$86,411,759	$45,541
2. Non-cash collateral for securities on loan:	$17,450,491	$66,055,280	$66,953,784	$46,224

74     OPPENHEIMER ETF TRUST

	Oppenheimer S&P Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Oppenheimer International Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$1,193,656,560	$2,237,661	$2,179,919	$11,755,158
Cash	49,256	—	—	2,727
Foreign currency at value	—	40,287	469	8,541
Receivables and other assets:
Dividends	2,521,152	4,466	5,022	44,556
Capital shares sold	145,693	—	—	—
Investment securities sold	—	7,103	2,874	5,590
Securities lending income, net (Note 4)	4,940	11	63	81
Reclaims	—	—	466	601
Total Assets	1,196,377,601	2,289,528	2,188,813	11,817,254

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	762,119	—	28,870	12,520
Due to custodian	—	35,122	—	—
Investment securities purchased	—	7,115	1,903	5,605
Management fees (Note 9)	391,938	896	789	4,664
Total Liabilities	1,154,057	43,133	31,562	22,789

Net Assets	$1,195,223,544	$2,246,395	$2,157,251	$11,794,465

Composition of Net Assets:
Paid-in capital	$1,371,991,898	$2,494,008	$2,516,075	$13,008,438
Total accumulated loss	(176,768,354)	(247,613)	(358,824)	(1,213,973)

Net Assets	$1,195,223,544	$2,246,395	$2,157,251	$11,794,465
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	35,650,000	100,000	100,000	500,000
Net asset value, offering and redemption price per share	$33.53	$22.46	$21.57	$23.59
Investments at cost	$1,336,106,161	$2,453,651	$2,493,292	$12,838,915
Foreign currency at cost	—	40,464	469	8,533
1. Includes value of securities on loan:	$54,975,874	$—	$27,151	$116,471
2. Non-cash collateral for securities on loan:	$55,101,806	$—	$—	$108,347

The accompanying notes are an integral part of these financial statements.

75    OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES Unaudited Continued

	Oppenheimer International Revenue ETF	Oppenheimer Global Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$11,482,670	$11,904,041
Cash	—	58
Foreign currency at value	16,737	1,528
Receivables and other assets:
Dividends	10,757	19,370
Investment securities sold	3,102	4,683
Securities lending income, net (Note 4)	79	53
Reclaims	2,777	1,611
Total Assets	11,516,122	11,931,344

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	28,523	57,988
Due to custodian	3,967	—
Investment securities purchased	2,090	4,082
Management fees (Note 9)	4,191	4,459
Total Liabilities	38,771	66,529

Net Assets	$11,477,351	$11,864,815

Composition of Net Assets:
Paid-in capital	$12,879,868	$12,945,323
Total accumulated loss	(1,402,517)	(1,080,508)

Net Assets	$11,477,351	$11,864,815
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	500,000	500,000
Net asset value, offering and redemption price per share	$22.95	$23.73
Investments at cost	$12,953,718	$13,090,617
Foreign currency at cost	16,699	$1,559
1. Includes value of securities on loan:	$133,989	$209,852
2. Non-cash collateral for securities on loan:	$112,172	$157,305

The accompanying notes are an integral part of these financial statements.

76    OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 2018
Unaudited

	Oppenheimer S&P 500 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF	Oppenheimer S&P Financials Revenue ETF
Investment Income:
Dividend income	$11,241,765	$2,732,059	$3,536,271	$551,843
Foreign withholding tax	(810)	(273)	(349)	—
Securities lending income, net (Note 4)	17,173	56,914	621,496	101
Total Income	11,258,128	2,788,700	4,157,418	551,944

Expenses:
Management fees (Note 9)	1,934,378	727,217	990,187	122,766

Net Investment Income	9,323,750	2,061,483	3,167,231	429,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(6,312,582)	(5,569,681)	(16,911,648)	(293,462)
Net realized gain on in-kind redemptions	37,009,841	20,663,421	27,082,510	4,128,158
Total net realized gain	30,697,259	15,093,740	10,170,862	3,834,696
Net change in unrealized depreciation on investments	(117,185,203)	(75,213,955)	(123,119,143)	(8,734,373)
Net realized and unrealized loss on investments	(86,487,944)	(60,120,215)	(112,948,281)	(4,899,677)
Net Decrease in Net Assets Resulting From Operations	$(77,164,194)	$(58,058,732)	$(109,781,050)	$(4,470,499)

The accompanying notes are an integral part of these financial statements.

77    OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS Unaudited Continued

	Oppenheimer S&P Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF[1]	Oppenheimer International Ultra Dividend Revenue ETF[1]	Oppenheimer Emerging Markets Revenue ETF
Investment Income:
Dividend income	$21,331,556	$46,713	$36,137	$278,077
Foreign withholding tax	—	(3,166)	(3,117)	(33,643)
Securities lending income, net (Note 4)	71,536	30	132	368
Total Income	21,403,092	43,577	33,152	244,802

Expenses:
Management fees (Note 9)	1,868,787	4,243	3,939	28,569

Net Investment Income	19,534,305	39,334	29,213	216,233

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(52,162,481)	(27,565)	(44,775)	(175,958)
Net realized gain on in-kind redemptions	58,557,720	—	—	136,207
Net realized loss on foreign currency transactions	—	(224)	(961)	(7,182)
Payments by affiliates (Note 9)	220,891	—	—	—
Total net realized gain (loss)	6,616,130	(27,789)	(45,736)	(46,933)
Net change in unrealized depreciation on investments	(160,574,023)	(215,990)	(313,373)	(670,205)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	(194)	2	506
Net change in unrealized depreciation	(160,574,023)	(216,184)	(313,371)	(669,699)
Net realized and unrealized loss on investments	(153,957,893)	(243,973)	(359,107)	(716,632)
Net Decrease in Net Assets Resulting From Operations	$(134,423,588)	$(204,639)	$(329,894)	$(500,399)

1. For the period from August 7, 2018 (commencement of operations) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

78    OPPENHEIMER ETF TRUST

	Oppenheimer International Revenue ETF	Oppenheimer Global Revenue ETF
Investment Income:
Dividend income	$151,513	$185,264
Foreign withholding tax	(10,917)	(13,501)
Securities lending income, net (Note 4)	782	513
Total Income	141,378	172,276

Expenses:
Management fees (Note 9)	26,887	28,320

Net Investment Income	114,491	143,956

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments[1]	(74,138)	(88,423)
Net realized gain on in-kind redemptions	281,830	399,929
Net realized loss on foreign currency transactions	(1,710)	(2,145)
Total net realized gain	205,982	309,361
Net change in unrealized depreciation on investments	(1,847,493)	(1,655,493)
Net change in unrealized appreciation (depreciation) on foreign currency translations	124	(55)
Net change in unrealized depreciation	(1,847,369)	(1,655,548)
Net realized and unrealized loss on investments	(1,641,387)	(1,346,187)
Net Decrease in Net Assets Resulting From Operations	$(1,526,896)	$(1,202,231)

1. Net of foreign taxes of $— and $476 respectively.

The accompanying notes are an integral part of these financial statements.

79    OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer S&P 500 Revenue ETF		Oppenheimer S&P MidCap 400 Revenue ETF

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]
Operations
Net investment income	$9,323,750	$15,300,273	$2,061,483	$3,913,591
Net realized gain on investments and in-kind redemptions	30,697,259	60,903,503	15,093,740	19,377,220
Net change in unrealized appreciation (depreciation) on investments	(117,185,203)	8,339,902	(75,213,955)	8,688,904
Net increase (decrease) in net assets resulting from operations	(77,164,194)	84,543,678	(58,058,732)	31,979,715

Dividends and Distributions Declared	(10,042,107)	(17,723,983)	(2,296,894)	(3,676,937)

Shareholder Transactions:
Proceeds from shares sold	201,215,037	313,392,923	57,037,837	90,878,997
Cost of shares redeemed	(124,398,742)	(152,222,803)	(59,903,991)	(70,072,549)
Net increase (decrease) in net assets resulting from shareholder transactions	76,816,295	161,170,120	(2,866,154)	20,806,448
Increase (Decrease) in net assets	(10,390,006)	227,989,815	(63,221,780)	49,109,226

Net Assets:
Beginning of period	917,493,935	689,504,120	378,610,766	329,501,540
End of period	$907,103,929	$917,493,935	$315,388,986	$378,610,766

Changes in Shares Outstanding:
Shares outstanding, beginning of period	18,101,400	14,851,400	6,201,400	5,851,400
Shares sold	3,950,000	6,200,000	1,000,000	1,500,000
Shares redeemed	(2,550,000)	(2,950,000)	(1,050,000)	(1,150,000)
Shares outstanding, end of period	19,501,400	18,101,400	6,151,400	6,201,400

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.

80    OPPENHEIMER ETF TRUST

	Oppenheimer S&P SmallCap 600 Revenue ETF		Oppenheimer S&P Financials Revenue ETF

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]
Operations
Net investment income	$3,167,231	$5,174,190	$429,178	$620,297
Net realized gain on investments and in-kind redemptions	10,170,862	52,865,569	3,834,696	1,474,077
Net change in unrealized appreciation (depreciation) on investments	(123,119,143)	358,776	(8,734,373)	(1,328,352)
Net increase (decrease) in net assets resulting from operations	(109,781,050)	58,398,535	(4,470,499)	766,022

Dividends and Distributions Declared	(3,750,756)	(5,715,052)	(455,217)	(685,442)

Shareholder Transactions:
Proceeds from shares sold	101,765,197	83,311,618	6,364,575	31,019,019
Cost of shares redeemed	(100,742,373)	(181,849,009)	(12,635,578)	(10,277,825)
Net increase (decrease) in net assets resulting from shareholder transactions	1,022,824	(98,537,391)	(6,271,003)	20,741,194
Increase (Decrease) in net assets	(112,508,982)	(45,853,908)	(11,196,719)	20,821,774

Net Assets:
Beginning of period	508,897,423	554,751,331	54,520,531	33,698,757
End of period	$396,388,441	$508,897,423	$43,323,812	$54,520,531

Changes in Shares Outstanding:
Shares outstanding, beginning of period	6,951,400	8,401,400	850,000	550,000
Shares sold	1,450,000	1,150,000	100,000	450,000
Shares redeemed	(1,500,000)	(2,600,000)	(200,000)	(150,000)
Shares outstanding, end of period	6,901,400	6,951,400	750,000	850,000

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.
81    OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS Continued

	Oppenheimer S&P Ultra Dividend Revenue ETF		Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Oppenheimer International Ultra Dividend Revenue ETF

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]	For the Period August 7, 2018[2] to December 31, 2018 (Unaudited)	For the Period August 7, 2018[2] to December 31, 2018 (Unaudited)
Operations:
Net investment income	$19,534,305	$25,549,754	$39,334	$29,213
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	6,616,130	28,487,131	(27,789)	(45,736)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(160,574,023)	37,354,744	(216,184)	(313,371)
Net increase (decrease) in net assets resulting from operations	(134,423,588)	91,391,629	(204,639)	(329,894)

Dividends and Distributions Declared	(20,990,693)	(29,379,796)	(42,974)	(28,930)

Shareholder Transactions:
Proceeds from shares sold	1,349,124,186	439,228,941	2,494,008	2,516,075
Cost of shares redeemed	(609,473,744)	(400,883,719)	—	—
Net increase in net assets resulting from shareholder transactions	739,650,442	38,345,222	2,494,008	2,516,075
Increase in net assets	584,236,161	100,357,055	2,246,395	2,157,251

Net Assets:
Beginning of period	610,987,383	510,630,328	—	—
End of period	$1,195,223,544	$610,987,383	$2,246,395	$2,157,251

Changes in Shares Outstanding:
Shares outstanding, beginning of period	16,000,000	15,100,000	—	—
Shares sold	35,750,000	12,150,000	100,000	100,000
Shares redeemed	(16,100,000)	(11,250,000)	—	—
Shares outstanding, end of period	35,650,000	16,000,000	100,000	100,000

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

2. Commencement of operations.

The accompanying notes are an integral part of these financial statements.

82    OPPENHEIMER ETF TRUST

	Oppenheimer Emerging Markets Revenue ETF		Oppenheimer International Revenue ETF

	Six Months Ended December 31, 2018 (Unaudited)	For the Period July 11, 2017[1] to June 30, 2018[2]	Six Months Ended December 31, 2018 (Unaudited)	For the Period July 11, 2017[1] to June 30, 2018[2]
Operations
Net investment income	$216,233	$308,088	$114,491	$387,759
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	(46,933)	300,786	205,982	188,104
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(669,699)	(413,901)	(1,847,369)	376,289
Net increase (decrease) in net assets resulting from operations	(500,399)	194,973	(1,526,896)	952,152

Dividends and Distributions Declared	(363,186)	(218,650)	(139,920)	(358,426)

Shareholder Transactions:
Proceeds from shares sold	2,543,320	20,892,428	2,648,841	20,634,014
Cost of shares redeemed	(2,548,943)	(8,205,078)	(2,627,639)	(8,104,775)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,623)	12,687,350	21,202	12,529,239
Increase (Decrease) in net assets	(869,208)	12,663,673	(1,645,614)	13,122,965

Net Assets:
Beginning of period	12,663,673	—	13,122,965	—
End of period	$11,794,465	$12,663,673	$11,477,351	$13,122,965

Changes in Shares Outstanding:
Shares outstanding, beginning of period	500,000	—	500,000	—
Shares sold	100,000	800,000	100,000	800,000
Shares redeemed	(100,000)	(300,000)	(100,000)	(300,000)
Shares outstanding, end of period	500,000	500,000	500,000	500,000

1. Commencement of operations.

2. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.

83    OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS Continued

	Oppenheimer Global Revenue ETF
	Six Months Ended December 31, 2018 (Unaudited)	For the Period July 11, 2017[1] to June 30, 2018[2]
Operations
Net investment income	$143,956	$324,285
Net realized gain on investments, in-kind redemptions and foreign currency transactions	309,361	197,759
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,655,548)	468,923
Net increase (decrease) in net assets resulting from operations	(1,202,231)	990,967

Dividends and Distributions Declared	(179,740)	(278,541)

Shareholder Transactions:
Proceeds from shares sold	2,721,862	23,265,502
Cost of shares redeemed	(2,712,424)	(10,740,580)
Net increase in net assets resulting from shareholder transactions	9,438	12,524,922
Increase (Decrease) in net assets	(1,372,533)	13,237,348

Net Assets:
Beginning of period	13,237,348	—
End of period	$11,864,815	$13,237,348

Changes in Shares Outstanding:
Shares outstanding, beginning of period	500,000	—
Shares sold	100,000	900,000
Shares redeemed	(100,000)	(400,000)
Shares outstanding, end of period	500,000	500,000

1. Commencement of operations.

2. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.

84    OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

Six Months Ended
Oppenheimer S&P 500	December 31, 2018	Year Ended June 30,
Revenue ETF	(Unaudited)	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 50.69	$46.43	$40.74	$40.91	$38.56	$31.38
Net investment income[1]	0.49	0.90	0.83	0.76	0.68	0.59
Net realized and unrealized gain (loss) on investments	(4.15)	4.41	5.60	(0.14)	2.35	7.13
Total gain (loss) from investment operations	(3.66)	5.31	6.43	0.62	3.03	7.72

Less Distributions from:
Net investment income	(0.52)	(1.05)	(0.74)	(0.76)	(0.64)	(0.54)
Realized gains	—	—	—	(0.03)	(0.04)	—
Total distributions	(0.52)	(1.05)	(0.74)	(0.79)	(0.68)	(0.54)
Net asset value, end of period	$ 46.51	$50.69	$46.43	$40.74	$40.91	$38.56

Total Return at Net Asset Value[2]	(7.26)%	11.49%	15.96%	1.55%	7.91%	24.84%

Total Return at Market Value[2]	(7.29)%	11.46%	15.98%	1.61%	7.85%	25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$907,104	$917,494	$689,504	$366,679	$343,682	$242,970
Average Net Assets (000’s omitted )	983,905	847,268	499,579	331,701	296,609	201,920
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[3]	0.39%	0.42%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.39%[3]	0.41%	0.52%	0.62%	0.61%	0.68%
Net investment income, net of waivers and reimbursements	1.88%[3]	1.81%	1.89%	1.92%	1.70%	1.66%
Portfolio turnover rate[4]	9.40%	14.96%	15.22%	14.13%	18.79%	11.98%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

3.	Annualized for periods less than one full year.
4.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

85    OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each period presented.

	Six Months Ended
Oppenheimer S&P MidCap	December 31, 2018	Year Ended June 30,
400 Revenue ETF	(Unaudited)	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 61.05	$56.31	$47.74	$49.39	$47.75	$38.00
Net investment income[1]	0.33	0.63	0.56	0.44	0.41	0.34
Net realized and unrealized gain (loss) on investments	(9.74)	4.70	8.68	(1.63)	1.79	9.97
Total gain (loss) from investment operations	(9.41)	5.33	9.24	(1.19)	2.20	10.31

Less Distributions from:
Net investment income	(0.37)	(0.59)	(0.67)	(0.46)	(0.39)	(0.34)
Realized gains	—	—	—	—	(0.17)	(0.22)
Total distributions	(0.37)	(0.59)	(0.67)	(0.46)	(0.56)	(0.56)
Net asset value, end of period	$ 51.27	$61.05	$56.31	$47.74	$49.39	$47.75

Total Return at Net Asset Value[2]	(15.46)%	9.48%	19.46%	(2.39)%	4.63%	27.28%

Total Return at Market Value[2]	(15.47)%	9.40%	19.45%	(2.38)%	5.05%	27.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$315,389	$378,611	$329,502	$186,252	$242,092	$205,404
Average Net Assets (000’s omitted )	369,893	363,353	250,624	210,021	223,753	167,424
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[3]	0.39%	0.43%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.39%[3]	0.42%	0.56%	0.72%	0.68%	0.73%
Net investment income, net of waivers and reimbursements	1.11%[3]	1.08%	1.05%	0.94%	0.84%	0.78%
Portfolio turnover rate[4]	16.93%	33.78%	46.40%	22.23%	13.93%	24.19%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

3. Annualized for periods less than one full year.

4. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

86    OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

	Six Months Ended
Oppenheimer S&P SmallCap	December 31, 2018	Year Ended June 30,
600 Revenue ETF	(Unaudited)	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of period	$ 73.21	$66.03	$55.06	$58.05	$56.25	$43.82
Net investment income[1]	0.45	0.69	0.55	0.36	0.39	0.26
Net realized and unrealized gain (loss) on investments	(15.68)	7.24	10.85	(2.97)	1.89	12.81
Total gain (loss) from investment operations	(15.23)	7.93	11.40	(2.61)	2.28	13.07

Less Distributions from:
Net investment income	(0.54)	(0.75)	(0.43)	(0.38)	(0.38)	(0.52)
Realized gains	—	—	—	—	(0.10)	(0.12)
Total distributions	(0.54)	(0.75)	(0.43)	(0.38)	(0.48)	(0.64)
Net asset value, end of period	$ 57.44	$73.21	$66.03	$55.06	$58.05	$56.25

Total Return at Net Asset Value[2]	(20.89)%	12.07%[3]	20.75%	(4.46)%	4.06%	30.03%

Total Return at Market Value[2]	(21.00)%	12.10 [3] %	20.76%	(4.51)%	4.24%	30.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$396,388	$508,897	$554,751	$297,421	$374,516	$292,584
Average Net Assets (000’s omitted)	503,650	511,312	427,452	317,271	322,714	232,088
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[4]	0.39%	0.43%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.39%[4]	0.42%	0.54%	0.68%	0.67%	0.72%
Net investment income, net of waivers and reimbursements	1.25%[4]	1.01%	0.86%	0.68%	0.69%	0.51%
Portfolio turnover rate[5]	19.80%	38.28%	46.33%	44.07%	21.21%	10.69%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

3. Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

87 OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each period presented.

	Six Months Ended
Oppenheimer S&P SmallCap	December 31, 2018	Year Ended June 30,
Revenue ETF	(Unaudited)	2018	2117	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of period	$64.14	$61.27	$45.61	$50.02	$46.54	$39.35
Net investment income[1]	0.52	0.90	0.70	0.66	0.54	0.45
Net realized and unrealized gain (loss) on investments	(6.32)	2.95	15.65	(4.38)	3.44	7.17
Total gain (loss) from investment operations	(5.80)	3.85	16.35	(3.72)	3.98	7.62

Less Distributions from:
Net investment income	(0.57)	(0.98)	(0.69)	(0.69)	(0.50)	(0.43)
Net asset value, end of period	$57.77	$64.14	$61.27	$45.61	$50.02	$46.54

Total Return at Net Asset Value[2]	(9.10)%	6.24%	36.14%	(7.49)%	8.57%	19.44%

Total Return at Market Value[2]	(9.17)%	6.27%	36.20%	(7.58)%	8.66%	19.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$43,324	$54,521	$33,699	$20,524	$32,513	$32,577
Average Net Assets (000’s omitted )	54,118	45,851	26,491	25,009	33,925	31,390
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%[3]	0.46%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.45%[3]	0.49%	0.81%	0.91%	0.77%	0.80%
Net investment income, net of waivers and reimbursements	1.57%[3]	1.35%	1.28%	1.40%	1.11%	1.03%
Portfolio turnover rate[4]	5.21%	7.97%	17.70%	20.42%	12.79%	13.27%

1. Based on average daily shares outstanding.

2. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

3. Annualized for periods less than one full year.

4. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

88    OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer S&P Ultra	Six Months Ended December 31, 2018	Year Ended June 30,				For the Period October 1, 2013[1] Through June 30,
Dividend Revenue ETF	(Unaudited)	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value, beginning of period	$38.19	$33.82	$31.52	$28.81	$28.72	$24.87
Net investment income[2]	0.77	1.73	1.50	1.21	1.20	0.91
Net realized and unrealized gain (loss) on investments	(4.69)	4.56	1.96	2.66	0.03[3]	3.39
Total gain (loss) from investment operations	(3.92)	6.29	3.46	3.87	1.23	4.30

Less Distributions from:
Net investment income	(0.74)	(1.92)	(1.14)	(1.16)	(1.11)	(0.45)
Realized gains	—	—	(0.02)	—	(0.03)	—
Total distributions	(0.74)	(1.92)	(1.16)	(1.16)	(1.14)	(0.45)
Net asset value, end of period	$33.53	$38.19	$33.82	$31.52	$28.81	$28.72

Total Return at Net Asset Value[4]	(10.39)%[5]	19.13%	11.10%	13.91%	4.30%	17.46%

Total Return at Market Value[4]	(10.52)%[5]	19.12%	11.18%	13.90%	4.19%	17.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,195,224	$610,987	$510,630	$110,330	$66,254	$22,976
Average Net Assets (000’s omitted)	950,542	521,622	333,853	67,190	47,799	10,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%[6]	0.39%	0.41%	0.49%	0.49%	0.49%[6]
Expenses, prior to expense waivers and reimbursements	0.39%[6]	0.41%	0.52%	0.75%	0.72%	1.18%[6]
Net investment income, net of waivers and reimbursements	4.08%	4.90%	4.48%	4.19%	4.06%	4.57%[6]
Portfolio turnover rate[7]	74.72%	74.45%	80.57%	208.25%	51.83%	37.43%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.

4. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

5. Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.02% and Total Return at Market Value by 0.02%.

6. Annualized for periods less than one full year.

7. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

89    OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

For the Period
August 07, 2018[1] Through
December 31, 2018
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.39
Net realized and unrealized loss on investments	(2.50)
Total loss from investment operations	(2.11)

Less Distributions from:
Net investment income	(0.43)
Net asset value, end of period	$22.46

Total Return at Net Asset Value[3]	(8.42)%

Total Return at Market Value[3]	(7.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$2,246
Average Net Assets (000’s omitted )	2,322
Ratio to average net assets of:
Expenses	0.46%[4]
Net investment income	4.26%[4]
Portfolio turnover rate[5]	47.55%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

90    OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

For the Period
August 07, 2018[1] Through
December 31, 2018
Oppenheimer International Ultra Dividend Revenue ETF	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.29
Net realized and unrealized loss on investments	(3.43)
Total loss from investment operations	(3.14)

Less Distributions from:
Net investment income	(0.29)
Net asset value, end of period	$21.57

Total Return at Net Asset Value[3]	(12.61)%

Total Return at Market Value[3]	(12.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$2,157
Average Net Assets (000’s omitted )	2,361
Ratio to average net assets of:
Expenses	0.42%[4]
Net investment income	3.12%[4]
Portfolio turnover rate[5]	31.89%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

91    OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

Oppenheimer Emerging Markets Revenue ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.33	$25.00
Net investment income[2]	0.43	0.62
Net realized and unrealized gain (loss) on investments	(1.44)	0.15
Total gain (loss) from investment operations	(1.01)	0.77

Less Distributions from:
Net investment income	(0.68)	(0.36)
Realized gains	(0.05)	(0.08)
Total distributions	(0.73)	(0.44)
Net asset value, end of period	$23.59	$25.33

Total Return at Net Asset Value[3]	(4.09)%	2.95%

Total Return at Market Value[3]	(4.06)%	3.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$11,794	$12,664
Average Net Assets (000’s omitted)	12,320	13,702
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.46%[4]	0.46%[4]
Expenses, prior to expense waivers and reimbursements	0.46%[4]	0.61%[4]
Net investment income, net of waivers and reimbursements	3.48%[4]	2.32%[4]
Portfolio turnover rate5	24.54%	85.00%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

92    OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

		For the Period
	Six Months Ended	July 11, 2017[1]
	December 31, 2018	Through
Oppenheimer International Revenue ETF	(Unaudited)	June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.25	$25.00
Net investment income[2]	0.23	0.78
Net realized and unrealized gain (loss) on investments	(3.25	1.19
Total gain (loss) from investment operations	(3.02)	1.97

Less Distributions from:
Net investment income	(0.28)	(0.72)
Net asset value, end of period	$22.95	$26.25

Total Return at Net Asset Value[3]	(11.54)%	7.83%[4]

Total Return at Market Value[3]	(11.88)%	7.79%[4]

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$11,477	$13,123
Average Net Assets (000’s omitted )	12,699	13,617
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.42%[5]	0.42%[5]
Expenses, prior to expense waivers and reimbursements	0.42%[5]	0.57%[5]
Net investment income, net of waivers and reimbursements	1.79%[5]	2.94%[5]
Portfolio turnover rate[6]	6.60%	28.56%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.20% and Total Return at Market Value by 0.18%.

5. Annualized for periods less than one full year.

6. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

93    OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

		For the Period
	Six Months Ended	July 11, 2017[1]
	December 31, 2018	Through
Oppenheimer Global Revenue ETF	(Unaudited)	June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.47	$25.00
Net investment income[2]	0.29	0.65
Net realized and unrealized gain (loss) on investments	(2.67)	1.38
Total gain (loss) from investment operations	(2.38)	2.03

Less Distributions from:
Net investment income	(0.36)	(0.56)
Net asset value, end of period	$23.73	$26.47

Total Return at Net Asset Value[3]	(9.09)%	8.10%[4]

Total Return at Market Value[3]	(8.74)%	7.95%[4]

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$11,865	$13,237
Average Net Assets (000’s omitted )	13,065	13,587
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.43%[5]	0.43%[5]
Expenses, prior to expense waivers and reimbursements	0.43%[5]	0.58%[5]
Net investment income, net of waivers and reimbursements	2.19%[5]	2.47%[5]
Portfolio turnover rate[6]	11.31%	64.33%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.16% and Total Return at Market Value by 0.15%.

5. Annualized for periods less than one full year.

6. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

94    OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2018 Unaudited
1. Organization

Oppenheimer ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of twenty funds. Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer S&P Financials Revenue ETF, Oppenheimer S&P Ultra Dividend Revenue ETF, Oppenheimer Emerging Markets Ultra Dividend ETF, Oppenheimer International Ultra Dividend ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF and Oppenheimer Global Revenue ETF are each a series of the Trust (the “Funds”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services Investment Companies. Oppenheimer S&P 500 Revenue ETF, Oppenheimer S&P MidCap 400 Revenue ETF, Oppenheimer S&P SmallCap 600 Revenue ETF, Oppenheimer Emerging Markets Ultra Dividend Revenue ETF, Oppenheimer International Ultra Dividend Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF and Oppenheimer Global Revenue ETF are diversified funds under the Act. Oppenheimer S&P Financials Revenue ETF and Oppenheimer S&P Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.
(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

95      OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses. Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (“REITs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time

96      OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2018, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

97      OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses[4]	Net Unrealized Appreciation (Depreciation) Based on cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer S&P 500 Revenue ETF	$648,470	$—	$(853,462)[1]	$—	$88,909,647
Oppenheimer S&P MidCap 400 Revenue ETF	236,654	—	(10,951,065)	—	43,177,329
Oppenheimer S&P SmallCap 600 Revenue ETF	511,062	—	(12,368,511)[2]	—	39,524,484
Oppenheimer S&P Financials Revenue ETF	26,174	—	(624)[3]	—	5,012,540
Oppenheimer S&P Ultra Dividend Revenue ETF	1,472,546	—	(24,651,999)	—	1,825,380
Oppenheimer Emerging Markets Revenue ETF	154,057	—	—	—	(504,445)
Oppenheimer International Revenue ETF	38,646	—	—	—	225,653
Oppenheimer Global Revenue ETF	29,692	—	—	—	271,771

1. During the year ended June 30, 2018, the Fund utilized $497,607 of capital loss carryforwards to offset realized gains.

2. During the year ended June 30, 2018, the Fund utilized $1,008,419 of capital loss carryforwards to offset realized gains.

3. During the year ended June 30, 2018, the Fund utilized $36,668 of capital loss carryforwards to offset realized gains.

4. At period end, the Funds elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

98      OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

At June 30, 2018, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Capital Loss Available Through 2019	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
Oppenheimer S&P 500 Revenue ETF	$—	$—	$853,462	$853,462
Oppenheimer S&P MidCap 400 Revenue ETF	—	5,796,353	5,154,712	10,951,065
Oppenheimer S&P SmallCap 600 Revenue ETF	—	—	12,368,511	12,368,511
Oppenheimer S&P Financials Revenue ETF	624	—	—	624
Oppenheimer S&P Ultra Dividend Revenue ETF	—	22,000,141	2,651,858	24,651,999
Oppenheimer Emerging Markets Revenue ETF	—	—	—	—
Oppenheimer International Revenue ETF	—	—	—	—
Oppenheimer Global Revenue ETF	—	—	—	—

The tax character of distributions paid during the reporting periods:

	Period/Year Ended June 30, 2018			Year Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer S&P 500 Revenue ETF	$17,723,983	$—	$17,723,983	$7,952,583	$—	$7,952,583
Oppenheimer S&P MidCap 400 Revenue ETF	3,676,937	—	3,676,937	2,968,690	—	2,968,690
Oppenheimer S&P SmallCap 600 Revenue ETF	5,715,052	—	5,715,052	2,898,715	—	2,898,715
Oppenheimer S&P Financials Revenue ETF	685,442	—	685,442	316,657	—	316,657
Oppenheimer S&P Ultra Dividend Revenue ETF	29,379,796	—	29,379,796	10,429,140	191,316	10,620,456
Oppenheimer Emerging Markets Revenue ETF	218,650	—	218,650	—	—	—
Oppenheimer International Revenue ETF	358,426	—	358,426	—	—	—
Oppenheimer Global Revenue ETF	278,541	—	278,541	—	—	—

99  OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

For the year ended June 30, 2018, distributions paid to shareholders were as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer S&P 500 Revenue ETF	$17,723,983	$—	$17,723,983
Oppenheimer S&P MidCap 400 Revenue ETF	3,676,937	—	3,676,937
Oppenheimer S&P SmallCap 600 Revenue ETF	5,715,052	—	5,715,052
Oppenheimer S&P Financials Revenue ETF	685,442	—	685,442
Oppenheimer S&P Ultra Dividend Revenue ETF	29,379,796	—	29,379,796
Oppenheimer Emerging Markets Revenue ETF	218,650	—	218,650
Oppenheimer International Revenue ETF	358,426	—	358,426
Oppenheimer Global Revenue ETF	278,541	—	278,541

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer S&P 500 Revenue ETF	$829,220,696	$130,437,043	$(41,527,396)	$88,909,647
Oppenheimer S&P MidCap 400 Revenue ETF	343,276,110	61,902,502	(18,725,173)	43,177,329
Oppenheimer S&P SmallCap 600 Revenue ETF	503,864,004	90,772,394	(51,247,910)	39,524,484
Oppenheimer S&P Financials Revenue ETF	49,493,122	6,074,089	(1,061,549)	5,012,540
Oppenheimer S&P Ultra Dividend Revenue ETF	626,309,225	47,000,792	(45,175,412)	1,825,380
Oppenheimer Emerging Markets Revenue ETF	13,131,045	843,959	(1,348,404)	(504,445)
Oppenheimer International Revenue ETF	12,917,802	1,013,182	(787,529)	225,653
Oppenheimer Global Revenue ETF	13,002,533	1,173,349	(901,578)	271,771

100  OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

101  OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter equity securities are valued at the last sales price or , if no sale occurred, at the mean of quoted bid and ask prices. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

102  OPPENHEIMER ETF TRUST

3. Securities Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)					(Level 2)			(Level 3)
Fund	Common Stocks	Preferred Stocks	Rights	Warrants	Money Market Funds	Common Stocks	Preferred Stocks	Rights	Common Stocks	Preferred Stocks	Total
Oppenheimer S&P 500 Revenue ETF	$905,835,926	$—	$—	$—	$2,420,756	$—	$—	$—	$—	$—	$908,256,682
Oppenheimer S&P MidCap 400 Revenue ETF	315,023,952	—	—	—	4,831,032	—	—	—	—	—	319,854,984
Oppenheimer S&P SmallCap 600 Revenue ETF	395,898,644	—	—	—	22,504,910	—	—	—	—	—	418,403,554
Oppenheimer S&P Financials Revenue ETF	43,280,766	—	—	—	70,201	—	—	—	—	—	43,350,967
Oppenheimer S&P Ultra Dividend Revenue ETF	1,191,796,148	—	—	—	1,860,412	—	—	—	—	—	1,193,656,560
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	2,171,797	65,864	—	—	—	—	—	—	—	—	2,237,661
Oppenheimer International Ultra Dividend Revenue ETF	2,144,612	—	—	—	35,307	—	—	—	—	—	2,179,919
Oppenheimer Emerging Markets Revenue ETF	11,466,406	274,782	—	51	12,520	—	—	110	—	1,289	11,755,158
Oppenheimer International Revenue ETF	11,352,614	101,177	—	—	28,523	—	—	—	—	356	11,482,670
Oppenheimer Global Revenue ETF	11,723,272	103,909	—	—	76,282	—	—	—	—	578	11,904,041

At December 31, 2018, Emerging Markets Revenue ETF, International Revenue ETF and Global Revenue ETF held Level 3 securities. Please refer to each Fund’s Schedule of Investments for additional detailed categorizations.

Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period ended December 31, 2018, there were no transfers between levels.

103   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The values of loaned securities and related collateral outstanding at December 31, 2018 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2018, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, and Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of December 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer S&P 500 Revenue ETF
Money Market Mutual Fund	$500,942	$—	$—	$—	$500,942
U.S. Government Securities	—	164,834	757,603	16,528,054	17,450,491
Total	$500,942	$164,834	$757,603	$16,528,054	$17,951,433
Oppenheimer S&P MidCap 400 Revenue ETF
Money Market Mutual Fund	$4,831,032	$—	$—	$—	$4,831,032
U.S. Government Securities	—	482,250	2,092,970	63,480,060	66,055,280
Total	$4,831,032	$482,250	$2,092,970	$63,480,060	$70,886,312
Oppenheimer S&P SmallCap 600 Revenue ETF
Money Market Mutual Fund	$22,464,727	$—	$—	$—	$22,464,727
U.S. Government Securities	—	603,053	1,941,087	64,409,644	66,953,784
Total	$22,464,727	$603,053	$1,941,087	$64,409,644	$89,418,511

104   OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer S&P Financials Revenue ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	—	—	46,224	46,224
Total	$—	$—	$—	$46,224	$46,224
Oppenheimer S&P Ultra Dividend Revenue ETF
Money Market Mutual Fund	$762,119	$—	$—	$—	$762,119
U.S. Government Securities	—	440,323	1,611,838	53,049,645	55,101,806
Total	$762,119	$440,323	$1,611,838	$53,049,645	$55,863,925
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	—	—	—	—
Total	$—	$—	$—	$—	$—
Oppenheimer International Ultra Dividend Revenue ETF
Money Market Mutual Fund	$28,870	$—	$—	$—	$28,870
U.S. Government Securities	—	—	—	—	—
Total	$28,870	$—	$—	$—	$28,870
Oppenheimer Emerging Markets Revenue ETF
Money Market Mutual Fund	$12,520	$—	$—	$—	$12,520
U.S. Government Securities	—	526	2,293	105,528	108,347
Total	$12,520	$526	$2,293	$105,528	$120,867
Oppenheimer International Revenue ETF
Money Market Mutual Fund	$28,523	$—	$—	$—	$28,523
U.S. Government Securities	—	—	1,561	110,611	112,172
Total	$28,523	$—	$1,561	$110,611	$140,695
Oppenheimer Global Revenue ETF
Money Market Mutual Fund	$57,988	$—	$—	$—	$57,988
U.S. Government Securities	—	1,740	8,273	147,292	157,305
Total	$57,988	$1,740	$8,273	$147,292	$215,293

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on

105   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending (Continued)

contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer S&P 500 Revenue ETF	$17,680,185	$(229,694)	$(17,450,491)	$—	$—	$—	$—
Oppenheimer S&P MidCap 400 Revenue ETF	69,585,800	(3,530,520)	(66,055,280)	—	—	—	—
Oppenheimer S&P SmallCap 600 Revenue ETF	86,411,759	(19,457,975)	(66,953,784)	—	—	—	—
Oppenheimer S&P Financials Revenue ETF	45,541	—	(45,541)	—	—	—	—
Oppenheimer S&P Ultra Dividend Revenue ETF	54,975,874	—	(54,975,874)	—	—	—	—
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	—	—	—	—	—	—	—
Oppenheimer International Ultra Dividend Revenue ETF	27,151	(27,151)	—	—	—	—	—
Oppenheimer Emerging Markets Revenue ETF	116,471	(8,124)	(108,347)	—	—	—	—
Oppenheimer International Revenue ETF	133,989	(21,817)	(112,172)	—	—	—	—
Oppenheimer Global Revenue ETF	209,852	(52,547)	(157,305)	—	—	—	—

*The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs,

106   OPPENHEIMER ETF TRUST

5. Investments and Risks (Continued)

delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter- relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of December 31, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

107   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

7. Shares of Beneficial Interest (Continued)

Each Fund, except Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF, issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Oppenheimer Emerging

Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF issue and redeem shares at NAV in Creation Units consisting of 100,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended December 31, 2018, were as follows:

Fund	Purchases	Sales
Oppenheimer S&P 500 Revenue ETF	$91,317,861	$94,260,268
Oppenheimer S&P MidCap 400 Revenue ETF	62,118,895	62,213,669
Oppenheimer S&P SmallCap 600 Revenue ETF	98,328,552	108,679,451
Oppenheimer S&P Financials Revenue ETF	2,779,984	3,027,302
Oppenheimer S&P Ultra Dividend Revenue ETF	734,007,837	730,991,054
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	2,103,178	1,093,487
Oppenheimer International Ultra Dividend Revenue ETF	769,037	750,420
Oppenheimer Emerging Markets Revenue ETF	3,028,336	3,031,594
Oppenheimer International Revenue ETF	835,027	873,599
Oppenheimer Global Revenue ETF	1,619,110	1,469,877

108   OPPENHEIMER ETF TRUST

8. Purchases & Sales of Securities (Continued)

For the period ended December 31, 2018, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer S&P 500 Revenue ETF	$200,529,717	$121,257,137
Oppenheimer S&P MidCap 400 Revenue ETF	56,845,947	59,701,098
Oppenheimer S&P SmallCap 600 Revenue ETF	101,041,960	89,657,721
Oppenheimer S&P Financials Revenue ETF	6,341,897	12,363,572
Oppenheimer S&P Ultra Dividend Revenue ETF	1,344,667,140	610,610,237
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	1,471,526	—
Oppenheimer International Ultra Dividend Revenue ETF	2,484,118	—
Oppenheimer Emerging Markets Revenue ETF	1,022,325	1,176,359
Oppenheimer International Revenue ETF	2,583,005	2,534,235
Oppenheimer Global Revenue ETF	2,377,075	2,557,399

9. Fees, and Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

The investment management fee is a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the expenses of each Fund other than the following expenses (which will be paid by the Funds): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other unusual fees not incurred in the ordinary course of the Funds’ business.

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer S&P 500 Revenue ETF	0.39%
Oppenheimer S&P MidCap 400 Revenue ETF	0.39%
Oppenheimer S&P SmallCap 600 Revenue ETF	0.39%
Oppenheimer S&P Financials Revenue ETF	0.45%
Oppenheimer S&P Ultra Dividend Revenue ETF	0.39%
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	0.4 6%
Oppenheimer International Ultra Dividend Revenue ETF	0.4 2%
Oppenheimer Emerging Markets Revenue ETF	0.46%
Oppenheimer International Revenue ETF	0.42%
Oppenheimer Global Revenue ETF	0.43%

109   OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

9. Fees, and Transactions with Affiliates (Continued)

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., an affiliated company of the Adviser, OFDI, and the Adviser.

During the reporting period, the Manager voluntarily reimbursed the S&P Ultra Dividend Revenue ETF $220,891 for certain transactions .. The payment is reported separately on the Statement of Operations and increased the Fund’s total return by 0.02%.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Adviser, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Trust’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of each Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund (and cash with respect to any fractional shares) as of the close of business on the closing date. Each Acquiring Fund will be managed by Invesco Capital Management, LLC, and will, as of the closing date, have substantially similar principal investment strategies and risks as each corresponding Fund. After the Reorganization, Invesco Capital Management, LLC will be the investment adviser to each Acquiring Fund, and each Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trust’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

110   OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
Unaudited

The Trust, on behalf of the series listed below (each, a “Fund” and together, the “Funds”), has entered into an investment advisory agreement with OFI Advisors, LLC (the “Manager”) (the “Agreement”). With respect to the Funds, the Board of Trustees (the “Board”), including a majority of the independent Trustees, was required to determine whether to approve the terms of the Agreement and the renewal thereof. The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board requested and received information regarding the services, fees, expenses and performance of each Fund listed below.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the comparative investment performance of each Fund and the Manager, (iii) the fees and expenses of each Fund, including comparative fee and expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as each Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with each Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to each Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing each Fund with the services of the portfolio managers and investment team, who provide research, analysis and other advisory services in regard to each Fund’s investments; and securities trading services. The Manager is responsible for oversight of third-party service providers; daily review of the Funds’ creation and redemption baskets; daily monitoring of tracking error and quarterly reporting to the Board; implementing periodic rebalances and reconstitutions to track the Funds’ underlying indices; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with applicable Fund policies and procedures and adherence to each Fund’s investment restrictions; and risk management. The Manager is also responsible for overseeing a third-party service provider that renders certain fund accounting and administrative, custody, transfer agent and securities lending services to each Fund. The Manager also is responsible for providing and supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for each Fund; compiling and maintaining records with respect to the Funds’ operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of each Fund for its

111   OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
Unaudited Continued

shareholders; preparing proxy materials for shareholder meetings if needed; and preparing the registration statements required by federal and state securities laws for the sale of each Fund’s shares. The Manager also provides each Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Funds. In evaluating the Manager, the Board considered the history, reputation, qualifications and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global” and OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance and risk management services, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Frank Vallario and Donal Bishnoi, the portfolio managers for the Funds, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of the Fund and other funds advised by the Manager or OFI. The Board considered information regarding the quality of services provided by affiliates of the Manager, which the Board members have become knowledgeable about through their experiences with the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the Funds benefit from the services provided under the Agreement.

Investment Performance of the Manager and the Funds. Throughout the year, the Manager provided information on the investment performance of each Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and the independent consultant, comparing each Fund’s historical performance to (i) its corresponding revenue-weighted underlying index that it seeks to track, as well as tracking error and tracking difference relative to its underlying index; (ii) the Manager’s custom peer groups that provide an additional performance comparison against peers; (iii) the relevant benchmark or market indices; and (iv) the performance of other comparable funds, as discussed in more detail on a Fund-by-Fund basis below.

•	Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, and Oppenheimer International Revenue ETF. The Board noted that each Fund commenced operations on July 11, 2017 and therefore does not yet have a meaningful performance history.
•	Oppenheimer S&P 500 Revenue ETF (formerly, Oppenheimer Large Cap Revenue ETF). The Board considered that the Fund outperformed it category median for the one- and five-year periods, though it underperformed for the three-year period. It also noted that the Fund underperformed its underlying index, the S&P 500 Revenue-Weighted Index (formerly, the OFI Revenue Weighted Large Cap Index), for all periods. Further, the

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Board considered the Manager’s assertion that a custom peer group provides a more meaningful performance comparison for the Fund. In this regard, the Board noted that the custom peer group consists of a subset of exchange-traded funds from the Fund’s category with investment strategies considered by the Manager to be the most-similar to those of the Fund, and took into account that the Fund ranked in the 1st and 2nd quintiles of the custom peer group for the one- and three-year periods, respectively.

•	Oppenheimer S&P Financials Revenue ETF (formerly, Oppenheimer Financials Sector Revenue ETF). The Board noted that the Fund outperformed its category median for the one- and five-year periods, though it underperformed its category median for the three-year period. The Board also noted that the Fund underperformed its underlying index, the S&P Financials Sector Revenue-Weighted Index (formerly, OFI Revenue Weighted Financials Sector Index) for all periods. Further, the Board considered the Manager’s assertion that a custom peer group provides a more meaningful performance comparison for the Fund. In this regard, the Board noted that the custom peer group consists of a subset of exchange-traded funds from the Fund’s category with investment strategies considered by the Manager to be the most-similar to those of the Fund, and took into account that the Fund ranked in the 30th percentile of the custom peer group for the one-year period.
•	Oppenheimer S&P MidCap 400 Revenue ETF (formerly, Oppenheimer Mid Cap Revenue ETF). The Board noted that the Fund underperformed its underlying index, the S&P MidCap 400 Revenue-Weighted Index (formerly called OFI Revenue Weighted Mid Cap Index), in all periods. The Board also noted that the Fund outperformed its category median for the five-year period and that it underperformed its category median for the remaining periods. Further, the Board considered the Manager’s assertion that a custom peer group provides a more meaningful performance comparison for the Fund. In this regard, the Board noted that the custom peer group consists of a subset of exchange-traded funds from the Fund’s category with investment strategies considered by the Manager to be the most-similar to those of the Fund, and took into account that the Fund ranked in the 2nd quintile and in the 4th quintile of the custom peer group for the one- and three-year periods, respectively.
•	Oppenheimer S&P SmallCap 600 Revenue ETF (formerly, Oppenheimer Small Cap Revenue ETF). The Board considered that the Fund underperformed its underlying index, S&P SmallCap 600 Revenue-Weighted Index (formerly called OFI Revenue Weighted Small Cap Index), in all periods. The Board also considered that the Fund underperformed its category median for all periods.
•	Oppenheimer S&P Ultra Dividend Revenue ETF (formerly, Oppenheimer Ultra Dividend Revenue ETF). The Board noted that the Fund underperformed its underlying index, the S&P 900 Dividend Revenue-Weighted Index (formerly called OFI Revenue Weighted Ultra Dividend Index), during all periods. The Board also noted that the Fund outperformed its category median for the three-year period, ranking in the 34th percentile

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BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
Unaudited Continued

of the category, though it underperformed its category median for the one-year period. The Board considered the enhancement to the Fund’s underlying index methodology, which will be implemented at the index’s next quarterly reconstitution and rebalance date.

The Board also received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of each Fund, and by how much, measured in basis points. The Board noted that the Funds have a new portfolio management team consisting of one portfolio manager who has been serving the Fund since August 2017 and another who has been serving the Fund since March 2018. The Board concluded that it would be in the best interests of the Funds and their shareholders to renew the Agreement and that, in light of the management team changes, it would be prudent to allow the Funds’ new management team time to continue developing its performance record with each Fund.

Fees and Expenses of the Funds. The Board considered that, effective September 30, 2017, the Funds have a “unitary fee structure,” which means that each Fund pays the Manager for the advisory and administration services rendered to that Fund. The Manager, in return, pays substantially all of the operating expenses of the Fund, excluding (i) the fee payment under the investment advisory agreement, (ii) distribution fees or expenses under the Fund’s 12b-1 plan (if any), (iii) interest expenses, (iv) taxes, (v) acquired fund fees and expenses, (vi) brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, (vii) credit facility fees and expenses, including interest expenses and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For each Fund, the Board considered that, as a result, the unitary fee encompasses the Fund’s contractual management fee and that currently, the Fund’s unitary fee is equal to the Fund’s total expenses. For Oppenheimer S&P 500 Revenue ETF and Oppenheimer S&P MidCap 400 Revenue ETF, the Board also considered the comparability of the fees charged and the services provided to these Funds to the fees and services for other clients or accounts advised by the Manager with similar investment mandates. It also considered that the Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. The Board reviewed the fees paid to the Manager and the other expenses borne by each Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other funds with comparable asset levels and distribution features, as discussed on a Fund-by-Fund basis below.

•	Oppenheimer Emerging Markets Revenue ETF. The Board considered that the Fund’s contractual management fee and total expenses are lower than their respective peer group medians and category medians.

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•	Oppenheimer Global Revenue ETF. The Board considered that the Fund’s contractual management fee and total expenses are higher than their respective peer group medians and category medians. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.
•	Oppenheimer International Revenue ETF. The Board considered that the Fund’s contractual management fee and total expenses are higher than their respective peer group medians and category medians. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.
•	Oppenheimer S&P 500 Revenue ETF (formerly, Oppenheimer Large Cap Revenue ETF). The Board considered that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.
•	Oppenheimer S&P Financials Revenue ETF (formerly, Oppenheimer Financials Sector Revenue ETF). The Board considered that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.
•	Oppenheimer S&P MidCap 400 Revenue ETF (formerly, Oppenheimer Mid Cap Revenue ETF). The Board considered that the Fund’s contractual management fee is lower than the peer group median and category median and that the Fund’s total expenses are equal to the peer group median and category median.
•	Oppenheimer S&P SmallCap 600 Revenue ETF (formerly, Oppenheimer Small Cap Revenue ETF). The Board considered that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.
•	Oppenheimer S&P Ultra Dividend Revenue ETF (formerly, Oppenheimer Ultra Dividend Revenue ETF). The Board considered that the Fund’s contractual management fee and total expenses are higher than their respective peer group medians and category medians, though the Fund’s total expenses are only one basis point higher than the peer group median. In reviewing the Fund’s fees, the Board also considered the Fund’s recent portfolio management team changes, other Fund strategy changes, and the Manager’s continued investments in the Fund.

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BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
Unaudited Continued

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the Funds, and information regarding the Manager’s profitability (or lack thereof) from its relationship with the Funds. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs with respect to the ETFs are not specific to individual Funds, and that, as a result, the Manager cannot identify with specificity the asset level per Fund at which these economies of scale will be achieved. The Board further noted the Manager’s assertion that it continues to make significant investments in the development of the Funds. The Board considered that, in light of the unitary fee structure and the significant investment that the Manager has made and continues to make in the Funds, it will continue to consider, as feasible, economies of scale in the context of the total expenses represented by the unitary fee structure.

Other Benefits to the Manager. In evaluating other benefits that accrue to the Manager from its relationship with the Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, is each Fund’s Distributor. The Board reviewed and approved the distribution agreement for each Fund, which sets forth the services provided by the Distributor and costs in so doing. The Board also considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Funds, including compensation paid to the Manager’s affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Funds and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fees, in light of all the surrounding circumstances.

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BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FOR OPPENHEIMER INTERNATIONAL ULTRA DIVIDEND
REVENUE ETF AND OPPENHEIMER EMERGING MARKETS ULTRA
DIVIDEND REVENUE ETF Unaudited

The Trust, on behalf of Oppenheimer International Ultra Dividend Revenue ETF and Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (each, a “New Fund” and together, the “New Funds”) (each, a “New Fund” and together, the “New Funds”), has entered into an investment advisory agreement with OFI Advisors, LLC (“OFI Advisors” or the “Manager”) (the “Advisory Agreement”). The Advisory Agreement was approved by the New Funds’ Board of Trustees (the “Board”), including a majority of the independent Trustees, at a meeting held on May 8-9, 2018. The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. The Board requested and received such information, including information regarding the proposed services, fees, and expenses of each New Fund.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s proposed services, (ii) the proposed fees and projected expenses of each New Fund, including estimated and comparative fee and expense information, (iii) the estimated cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are expected to be realized as each New Fund grows and whether fee levels reflect these economies of scale for each New Fund’s investors and (v) other benefits that are expected to accrue to the Manager from its relationship with each New Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information provided at this and prior meetings about the nature, quality and extent of the services to be provided to the New Funds and information regarding OFI Advisors’ key personnel who provide such services. The Board also considered that OFI Advisors’ duties will include providing each New Fund with day-to-day general management and investment of each New Fund’s securities portfolio. OFI Advisors will also be responsible for daily review of each New Fund’s creation and redemption baskets; daily monitoring of tracking errors and quarterly reporting to the Board; coordinating certain matters in connection with periodic rebalances and reconstitutions necessary to track each New Fund’s underlying indexes; and monitoring each New Fund’s securities lending program. The Board took into account that OFI Advisors will be responsible for overseeing third-party service providers who render certain administrative services to each New Fund as well. Those services include supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for the New Funds; compiling and maintaining records with respect to the New Funds’ operations; preparing and filing reports required by the Securities and Exchange Commission (the “SEC”); ensuring compliance with any applicable SEC exemptive orders; preparing periodic reports regarding

117   OPPENHEIMER ETF TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
FOR OPPENHEIMER INTERNATIONAL ULTRA DIVIDEND
REVENUE ETF AND OPPENHEIMER EMERGING MARKETS ULTRA
DIVIDEND REVENUE ETF Unaudited Continued

the operations of the New Funds for their shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the New Funds’ shares. OFI Advisors will also provide the New Funds with office space, facilities and equipment. The Board also took into account the risks assumed by OFI Advisors in connection with launching, branding and maintaining the New Funds.

The Board considered the quality of the services to be provided and the quality of OFI Advisors’ resources that will be available to the New Funds. In evaluating OFI Advisors, the Board considered the history, reputation, qualifications and background of OFI Advisors, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global” and OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board further considered OFI Advisors’ and OFI’s collective experience successfully launching, branding, maintaining and advising other ETFs. The Board evaluated OFI Advisors’ and OFI’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of OFI Advisors’ and OFI’s key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Frank Vallario and Donal Bishnoi, OFI Advisors’ planned portfolio managers for the New Funds, and OFI Advisors’ investment team and analysts. The Board members also considered the totality of their experiences with OFI Advisors and OFI as trustees of other funds advised by OFI Advisors or OFI. The Board considered information regarding the quality of services to be provided by affiliates of OFI Advisors, which its members have become knowledgeable about in connection with other funds advised by OFI Advisors or OFI. The Board concluded, in light of OFI Advisors’ and OFI’s experience, reputation, personnel, operations and resources that the New Funds should benefit from the services to be provided under the Advisory Agreement.

Investment Performance. Because the New Funds have no operating history, the Board was unable to consider their performance.

Costs of Services to be Provided by OFI Advisors. The Board reviewed the fees to be paid to OFI Advisors and the other expenses to be borne by the New Funds. The Board considered that OFI Advisors proposed that the New Funds have a “unitary fee structure,” which means that each New Fund will pay OFI Advisors for the advisory and administration services rendered to that New Fund. OFI Advisors, in return, would pay substantially all of the operating expenses of the New Funds, excluding (i) the fee payment under the investment advisory agreement, (ii) distribution fees or expenses under the Fund’s 12b-1 plan (if any), (iii) interest expenses, (iv) taxes, (v) acquired fund fees and expenses, (vi) brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions

118   OPPENHEIMER ETF TRUST

effected on behalf of the New Funds, (vii) credit facility fees and expenses, including interest expenses and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the New Fund’s business. OFI Advisors provided comparative data in regard to the proposed fees and expenses of the New Funds based on a subset of other funds believed to be in the same category as the New Funds. Based on this information, the Board considered that:

•	Oppenheimer International Ultra Dividend Revenue ETF’s total expense ratio is expected to be lower than the selected peer group average and median.
•	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF’s total expense ratio is expected to be lower than the selected peer group average and median.

Economies of Scale to be Realized by OFI Advisors. The Board considered information regarding OFI Advisors’ anticipated costs in serving as the New Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the New Funds. The Board also considered that OFI Advisors must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the New Funds. The Board reviewed whether OFI Advisors may realize economies of scale in managing and supporting the New Funds.

Other Benefits to OFI Advisors. In evaluating other benefits that are expected to accrue to OFI Advisors from its relationship with the New Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, will be each New Fund’s Distributor. The Board reviewed and approved the distribution agreement for each New Fund, which sets forth the anticipated services to be provided by the Distributor. The Board also considered information that was provided regarding the direct and indirect benefits OFI Advisors is expected to receive as a result of its relationship with the New Funds.

Conclusions. The Board, including the Independent Trustees, considered the data provided by OFI Advisors and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the reasonableness of the proposed investment advisory fees. They concluded that each New Fund’s proposed investment advisory fee is reasonable in light of the services to be provided to each New Fund.

The Board considered the Advisory Agreement in light of all the surrounding circumstances. It also considered that OFI Advisors and its affiliates have been the investment advisers for other Oppenheimer funds and that it has found the performance of OFI Advisors to be satisfactory.

The Board, including the independent Trustees, concluded that the Board should approve the Advisory Agreement with respect to each New Fund. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Advisory Agreement, including the management fees, in light of all the surrounding circumstances.

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DISTRIBUTION SOURCES Unaudited

The table below details, on a per-share basis, the percentage of the ETF’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the ETF is paid back to you. A return of capital distribution does not necessarily reflect the ETF’s investment performance and should not be confused with “yield” or “income.” This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. The relative amount of the ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund and scroll down to ’Analytics’. The Fund’s latest distribution information will be shown, as well as the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer S&P 500 Revenue ETF	12/27/18	12/26/18	12/28/18	91.4%	0.0%	8.6%
Oppenheimer S&P MidCap 400 Revenue ETF	12/27/18	12/26/18	12/28/18	83.7%	0.0%	16.3%
Oppenheimer S&P SmallCap 600 Revenue ETF	12/27/18	12/26/18	12/28/18	82.4%	0.0%	17.6%
Oppenheimer S&P Financials Revenue ETF	12/27/18	12/26/18	12/28/18	95.0%	0.0%	5.0%
Oppenheimer S&P Ultra Dividend Revenue ETF	12/27/18	12/26/18	12/28/18	95.6%	0.0%	4.4%
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	12/27/18	12/26/18	12/28/18	75.1%	0.0%	24.9%
Oppenheimer International Ultra Dividend Revenue ETF	12/27/18	12/26/18	12/28/18	73.8%	0.0%	26.2%
Oppenheimer Emerging Markets Revenue ETF[1]	12/27/18	12/26/18	12/28/18	40.3%	0.0%	59.7%
Oppenheimer Global Revenue ETF	12/27/18	12/26/18	12/28/18	78.1%	0.0%	21.9%

1. The Fund has made distributions from net profits from the sales of securities and, after giving effect to such distributions, had a deficit, in aggregate of (a) accumulated undistributed realized profits less losses on the sale of securities and (b) a cumulative loss, net of realized capital gains/losses and unrealized appreciation/depreciation of portfolio securities, totaled $5.6745 per share as of the date of distribution. Of that amount, $5.1364 per share represents unrealized depreciation of portfolio securities.

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SUPPLEMENTAL INFORMATION Unaudited

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
The Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

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  OPPENHEIMER ETF TRUST

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Frank Vallario, Vice President
Donal Bishnoi, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Stephanie Bullington , Treasurer and Principal Financial & Accounting Officer

Investment Adviser	OFI Advisors, LLC

Distributor	OppenheimerFunds Distributor, Inc.

Administrator, Custodian and Transfer Agent	The Bank of New York Mellon

Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us
Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.011.1218  December 31, 2018

Semiannual Report	12/31/2018

Oppenheimer
ETF Trust

ESG ETFs:
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by contacting their financial intermediary.
Would you prefer to receive materials like this electronically? See inside front cover for details.

Important Update
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.	Go to www.icsdelivery.com
2.	Select the first letter of your brokerage firm’s name.
3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.
4.	Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

1     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2018 to December 31, 2018.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2018	Ending Account Value 12/31/2018	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer ESG Revenue ETF
Actual	$1,000.00	$929.30	0.40%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04

Oppenheimer Global ESG Revenue ETF
Actual	$1,000.00	$902.60	0.45%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

3     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited

Oppenheimer ESG
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.9%
Banks	2.1
Capital Goods	7.9
Commercial & Professional Services	0.4
Consumer Durables & Apparel	1.3
Consumer Services	1.3
Diversified Financials	2.9
Energy	9.1
Food & Staples Retailing	4.8
Food, Beverage & Tobacco	3.8
Health Care Equipment & Services	13.6
Household & Personal Products	1.9
Insurance	3.7
Materials	2.5
Media & Entertainment	2.6
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	1.0
Retailing	5.8
Semiconductors & Semiconductor Equipment	3.3
Software & Services	6.1
Technology Hardware & Equipment	7.8
Telecommunication Services	4.6
Transportation	2.3
Utilities	4.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Global ESG
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	4.4%
Banks	8.2
Capital Goods	11.6
Commercial & Professional Services	1.1
Consumer Durables & Apparel	3.0
Consumer Services	0.9
Diversified Financials	3.9
Energy	8.1
Food & Staples Retailing	4.4
Food, Beverage & Tobacco	4.5
Health Care Equipment & Services	3.7
Household & Personal Products	1.7
Insurance	5.2
Materials	6.5
Media & Entertainment	1.9
Money Market Fund	1.0
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate	1.2
Retailing	3.1
Semiconductors & Semiconductor Equipment	1.2
Software & Services	3.4
Technology Hardware & Equipment	6.1
Telecommunication Services	3.9
Transportation	3.0
Utilities	5.5
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

4     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.9%
Aptiv PLC	756	$46,547
BorgWarner, Inc.	965	33,524
Ford Motor Co.	63,216	483,603
Goodyear Tire & Rubber Co. (The)	2,525	51,535
Total Automobiles & Components		615,209

Banks—2.1%
Bank of America Corp.	14,500	357,280
KeyCorp	1,637	24,195
PNC Financial Services Group, Inc. (The)	560	65,469
Total Banks		446,944

Capital Goods—7.9%
3M Co.	568	108,227
Cummins, Inc.	581	77,645
Deere & Co.	841	125,452
Eaton Corp. PLC	1,033	70,926
Flowserve Corp.	327	12,432
Fluor Corp.	1,997	64,303
General Electric Co.	53,621	405,911
Illinois Tool Works, Inc.	388	49,156
Ingersoll-Rand PLC	547	49,903
Johnson Controls International PLC	3,351	99,357
Lockheed Martin Corp.	675	176,742
Masco Corp.	922	26,959
Northrop Grumman Corp.	386	94,531
Parker-Hannifin Corp.	321	47,874
Pentair PLC	347	13,110
Raytheon Co.	537	82,349
Rockwell Automation, Inc.	145	21,820
Stanley Black & Decker, Inc.	385	46,100
United Rentals, Inc.[1]	250	25,632
W.W. Grainger, Inc.[2]	131	36,989
Xylem, Inc.	257	17,147
Total Capital Goods		1,652,565

Commercial & Professional Services—0.4%
IHS Markit Ltd.[1]	264	12,664
Nielsen Holdings PLC	896	20,904
Verisk Analytics, Inc.[1]	70	7,633
Waste Management, Inc.	551	49,033
Total Commercial & Professional Services		90,234
	Shares	Value
Consumer Durables & Apparel—1.3%
Garmin Ltd.	175	$11,081
Hanesbrands, Inc.[2]	1,813	22,717
Hasbro, Inc.[2]	195	15,844
NIKE, Inc., Class B	1,630	120,848
PVH Corp.	348	32,347
Tapestry, Inc.	579	19,541
VF Corp.	610	43,517
Total Consumer Durables & Apparel		265,895

Consumer Services—1.3%
Carnival Corp.	1,242	61,230
Hilton Worldwide Holdings, Inc.	420	30,156
Marriott International, Inc., Class A	658	71,432
Royal Caribbean Cruises Ltd.	316	30,902
Starbucks Corp.	1,269	81,724
Total Consumer Services		275,444

Diversified Financials—2.9%
Bank of New York Mellon Corp. (The)	1,331	62,650
BlackRock, Inc.	127	49,888
Franklin Resources, Inc.	709	21,029
Goldman Sachs Group, Inc. (The)	955	159,533
Invesco Ltd.	1,091	18,263
Moody’s Corp.	107	14,984
Morgan Stanley	4,140	164,151
MSCI, Inc.	32	4,718
Northern Trust Corp.	259	21,650
S&P Global, Inc.	124	21,072
State Street Corp.	639	40,302
T. Rowe Price Group, Inc.	199	18,372
Total Diversified Financials		596,612

Energy—9.1%
Apache Corp.[2]	881	23,126
Baker Hughes a GE Co.[2]	3,411	73,336
ConocoPhillips	1,872	116,719
Devon Energy Corp.	1,966	44,314
EOG Resources, Inc.	579	50,495
Exxon Mobil Corp.	12,958	883,606
Halliburton Co.	2,955	78,544
Hess Corp.	501	20,291
HollyFrontier Corp.	1,109	56,692
Marathon Oil Corp.	1,363	19,545
Marathon Petroleum Corp.	4,663	275,164

5     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer ESG Revenue ETF

	Shares	Value
Energy (continued)
Newfield Exploration Co.[1]	564	$8,268
Noble Energy, Inc.	746	13,995
Occidental Petroleum Corp.	876	53,769
ONEOK, Inc.	789	42,567
Schlumberger Ltd.	2,923	105,462
TechnipFMC PLC	2,147	42,038
Total Energy		1,907,931

Food & Staples Retailing—4.8%
Kroger Co. (The)	14,386	395,615
Sysco Corp.	3,072	192,492
Walgreens Boots Alliance, Inc.	6,210	424,329
Total Food & Staples Retailing		1,012,436

Food, Beverage & Tobacco—3.8%
Altria Group, Inc.	1,252	61,836
Brown-Forman Corp., Class B	238	11,324
Campbell Soup Co.	785	25,897
Coca-Cola Co. (The)	2,203	104,312
General Mills, Inc.	1,300	50,622
Hershey Co. (The)	237	25,402
JM Smucker Co. (The)	258	24,120
Kellogg Co.	753	42,929
McCormick & Co., Inc.	125	17,405
Molson Coors Brewing Co., Class B	622	34,931
Mondelez International, Inc., Class A	2,076	83,102
PepsiCo, Inc.	1,872	206,819
Philip Morris International, Inc.	1,455	97,136
Total Food, Beverage & Tobacco		785,835

Health Care Equipment & Services—13.6%
Abbott Laboratories	1,449	104,806
Anthem, Inc.	1,151	302,287
Baxter International, Inc.	568	37,386
Becton Dickinson and Co.	237	53,401
Boston Scientific Corp.[1]	936	33,078
Cardinal Health, Inc.	9,940	443,324
Cigna Corp.	784	148,897
CVS Health Corp.	9,374	614,185
Edwards Lifesciences Corp.[1]	78	11,947
Henry Schein, Inc.[1,2]	551	43,265
Humana, Inc.	650	186,212
Medtronic PLC	1,095	99,601
ResMed, Inc.	72	8,199
	Shares	Value
Health Care Equipment & Services (continued)
UnitedHealth Group, Inc.	2,931	$730,171
Varian Medical Systems, Inc.[1]	84	9,518
Zimmer Biomet Holdings, Inc.	250	25,930
Total Health Care Equipment & Services		2,852,207

Household & Personal Products—1.9%
Church & Dwight Co., Inc.	209	13,744
Clorox Co. (The)	131	20,192
Colgate-Palmolive Co.	831	49,461
Estee Lauder Cos., Inc., (The), Class A	357	46,446
Kimberly-Clark Corp.	497	56,628
Procter & Gamble Co. (The)	2,317	212,979
Total Household & Personal Products		399,450

Insurance—3.7%
Allstate Corp. (The)	1,548	127,911
Hartford Financial Services Group, Inc. (The)	1,440	64,008
Lincoln National Corp.	985	50,540
Marsh & McLennan Cos., Inc.	611	48,727
MetLife, Inc.	5,563	228,417
Principal Financial Group, Inc.	1,045	46,158
Prudential Financial, Inc.	2,478	202,081
Total Insurance		767,842

Materials—2.5%
Air Products & Chemicals, Inc.	191	30,570
Albemarle Corp.	136	10,481
Avery Dennison Corp.	266	23,895
Ball Corp.	831	38,209
Eastman Chemical Co.	471	34,435
Ecolab, Inc.	325	47,889
FMC Corp.	197	14,570
International Flavors & Fragrances, Inc.	90	12,084
International Paper Co.	1,869	75,433
LyondellBasell Industries NV, Class A	1,569	130,478
Newmont Mining Corp.	668	23,146
Packaging Corp. of America	267	22,284
PPG Industries, Inc.	526	53,773
Total Materials		517,247

6     OPPENHEIMER ETF TRUST

	Shares	Value
Media & Entertainment—2.6%
Comcast Corp., Class A	8,281	$281,968
Interpublic Group of Cos., Inc. (The)	1,419	29,274
Viacom, Inc., Class B	1,592	40,914
Walt Disney Co. (The)	1,792	196,493
Total Media & Entertainment		548,649

Pharmaceuticals, Biotechnology & Life Sciences—3.8%
AbbVie, Inc.	1,204	110,997
Agilent Technologies, Inc.	242	16,325
Allergan PLC	386	51,593
Amgen, Inc.	415	80,788
Biogen, Inc.[1]	134	40,323
Bristol-Myers Squibb Co.	1,403	72,928
Gilead Sciences, Inc.	1,149	71,870
Illumina, Inc.[1]	35	10,497
Merck & Co., Inc.	1,822	139,219
Mettler-Toledo International, Inc.[1,2]	17	9,615
Pfizer, Inc.	4,044	176,521
Regeneron Pharmaceuticals, Inc.[1]	58	21,663
Total Pharmaceuticals, Biotechnology & Life Sciences		802,339

Real Estate—1.0%
AvalonBay Communities, Inc.	41	7,136
Boston Properties, Inc.	74	8,329
CBRE Group, Inc., Class A1	1,576	63,103
Equinix, Inc.	45	15,865
HCP, Inc.	215	6,005
Host Hotels & Resorts, Inc.	1,052	17,537
Iron Mountain, Inc.	411	13,321
Kimco Realty Corp.	262	3,838
Prologis, Inc.	141	8,280
SL Green Realty Corp.	52	4,112
Ventas, Inc.	199	11,659
Vornado Realty Trust	116	7,195
Welltower, Inc.	211	14,646
Weyerhaeuser Co.	1,087	23,762
Total Real Estate		204,788

Retailing—5.8%
Best Buy Co., Inc.	2,804	148,500
eBay, Inc.[1]	1,225	34,386
Gap, Inc. (The)	2,187	56,337
Home Depot, Inc. (The)	2,073	356,183
	Shares	Value
Retailing (continued)
Kohl’s Corp.	1,077	$71,448
L Brands, Inc.	1,685	43,254
Lowe’s Cos., Inc.	2,591	239,305
Macy’s, Inc.	2,901	86,392
Nordstrom, Inc.[2]	1,153	53,741
TJX Cos., Inc. (The)	2,925	130,864
Total Retailing		1,220,410

Semiconductors & Semiconductor Equipment—3.3%
Advanced Micro Devices, Inc.[1,2]	1,242	22,927
Analog Devices, Inc.	244	20,943
Applied Materials, Inc.	1,800	58,932
Broadcom, Inc.	261	66,367
Intel Corp.	4,883	229,159
KLA-Tencor Corp.	157	14,050
Lam Research Corp.	274	37,311
Microchip Technology, Inc.[2]	223	16,038
Micron Technology, Inc.[1]	3,183	100,997
NVIDIA Corp.	304	40,584
Skyworks Solutions, Inc.	192	12,868
Texas Instruments, Inc.	575	54,337
Xilinx, Inc.	106	9,028
Total Semiconductors & Semiconductor Equipment		683,541

Software & Services—6.1%
Accenture PLC, Class A	965	136,075
Adobe, Inc.[1]	125	28,280
Akamai Technologies, Inc.[1]	139	8,490
Autodesk, Inc.[1]	61	7,845
Cognizant Technology Solutions Corp., Class A	810	51,419
DXC Technology Co.	1,436	76,352
International Business Machines Corp.	2,301	261,555
Intuit, Inc.	103	20,276
Microsoft Corp.	3,728	378,653
Oracle Corp.	2,821	127,368
PayPal Holdings, Inc.[1]	587	49,361
salesforce.com, Inc.[1]	329	45,063
Symantec Corp.	834	15,758
Visa, Inc., Class A	517	68,213
Total Software & Services		1,274,708

Technology Hardware & Equipment—7.8%
Apple, Inc.	5,601	883,502
Cisco Systems, Inc.	3,833	166,084
Corning, Inc.	1,192	36,010

7     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer ESG Revenue ETF

	Shares	Value
Technology Hardware & Equipment (continued)
Hewlett Packard Enterprise Co.	7,727	$102,074
HP, Inc.	9,509	194,554
Juniper Networks, Inc.	574	15,446
Keysight Technologies, Inc.[1]	212	13,161
Motorola Solutions, Inc.	195	22,433
NetApp, Inc.	341	20,347
Seagate Technology PLC[2]	1,009	38,937
TE Connectivity Ltd.	660	49,916
Western Digital Corp.	1,813	67,027
Xerox Corp.	1,599	31,596
Total Technology Hardware & Equipment		1,641,087

Telecommunication Services—4.6%
AT&T, Inc.	18,443	526,363
Verizon Communications, Inc.	7,544	424,124
Total Telecommunication Services		950,487

Transportation—2.3%
Alaska Air Group, Inc.	433	26,348
FedEx Corp.	1,360	219,409
United Parcel Service, Inc., Class B	2,399	233,974
Total Transportation		479,731

Utilities—4.3%
AES Corp.	2,402	34,733
Ameren Corp.	307	20,026
American Electric Power Co., Inc.	639	47,759
American Water Works Co., Inc.	121	10,983
CMS Energy Corp.	439	21,796
Consolidated Edison, Inc.	508	38,842
Dominion Energy, Inc.	590	42,161
DTE Energy Co.	395	43,569
Duke Energy Corp.	848	73,182
Edison International	725	41,158
	Shares	Value
Utilities (continued)
Entergy Corp.	421	$36,236
Eversource Energy	406	26,406
Exelon Corp.	2,443	110,179
FirstEnergy Corp.	1,073	40,291
NextEra Energy, Inc.	291	50,582
NiSource, Inc.	626	15,869
NRG Energy, Inc.	885	35,046
Pinnacle West Capital Corp.	137	11,672
PPL Corp.[2]	906	25,667
Public Service Enterprise Group, Inc.	591	30,762
Southern Co. (The)	1,743	76,553
WEC Energy Group, Inc.	353	24,449
Xcel Energy, Inc.	660	32,518
Total Utilities		890,439

Total Common Stocks (Cost $21,015,547)		20,882,030
Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $69,964)	69,964	69,964
Total Investments—100.1% (Cost $21,085,511)		20,951,994
Liabilities in Excess of Other Assets—(0.1)%		(21,543)
Net Assets—100.0%		$20,930,451

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $357,187; total value of the collateral held by the Fund was $363,048. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $363,048 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

8     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Global ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.1%
Automobiles & Components—4.3%
Astra International Tbk PT	28,328	$16,203
Bayerische Motoren Werke AG	1,363	110,159
BYD Co. Ltd., Class H1	1,019	6,501
Cie Generale des Etablissements Michelin	275	27,255
Daimler AG	3,744	196,493
Denso Corp.	1,239	55,256
Eicher Motors Ltd.	4	1,327
Garrett Motion, Inc.[2]	6	74
Geely Automobile Holdings Ltd.	9,310	16,410
Hankook Tire Co. Ltd.[2]	180	6,477
Harley-Davidson, Inc.	158	5,391
Hero MotoCorp Ltd.	124	5,513
Honda Motor Co. Ltd.	5,772	152,277
Magna International, Inc.	945	42,877
Mahindra & Mahindra Ltd.	1,340	15,429
NGK Spark Plug Co. Ltd.	167	3,336
Nokian Renkaat OYJ	67	2,054
Peugeot SA	4,420	94,208
Pirelli & C SpA[2,3]	967	6,201
Renault SA	1,176	73,334
Stanley Electric Co. Ltd.	152	4,281
Sumitomo Rubber Industries Ltd.[1]	671	7,951
Tesla, Inc.[1,2]	45	14,976
Valeo SA	864	25,196
Yamaha Motor Co. Ltd.	841	16,549
Total Automobiles & Components		905,728

Banks—7.9%
ABN AMRO Group NV3	822	19,301
Absa Group Ltd.	906	10,192
Abu Dhabi Commercial Bank PJSC	1,868	4,150
AIB Group PLC	954	4,013
AMMB Holdings Bhd	2,134	2,241
Australia & New Zealand Banking Group Ltd.	1,639	28,223
Axis Bank Ltd.[2]	1,055	9,368
Banco Bilbao Vizcaya Argentaria SA	9,289	49,223
Banco Bradesco SA	3,994	34,883
Banco de Credito e Inversiones	57	3,703
Banco de Sabadell SA	6,869	7,856
Banco do Brasil SA	4,698	56,353
	Shares	Value
Banks (continued)
Banco Santander Brasil SA	2,129	$23,456
Banco Santander Chile	55,601	4,141
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	2,876	3,563
Banco Santander SA	20,881	94,836
Bancolombia SA	394	3,688
Bank Central Asia Tbk PT	3,087	5,581
Bank Danamon Indonesia Tbk PT	3,807	2,012
Bank Handlowy w Warszawie SA	44	809
Bank Hapoalim B.M.	805	5,095
Bank Leumi Le-Israel B.M.	828	5,008
Bank Mandiri Persero Tbk PT	16,875	8,655
Bank Millennium SA2	451	1,065
Bank Negara Indonesia Persero Tbk PT	8,799	5,385
Bank of Montreal	365	23,835
Bank of Nova Scotia (The)	610	30,393
Bank of the Philippine Islands	1,141	2,040
Bank Polska Kasa Opieki SA	97	2,814
Bank Rakyat Indonesia Persero Tbk PT	37,845	9,632
Bankinter SA	410	3,289
Bendigo & Adelaide Bank Ltd.	332	2,522
BNK Financial Group, Inc.[2]	552	3,626
BNP Paribas SA	1,866	84,205
BOC Hong Kong Holdings Ltd.	4,113	15,287
CaixaBank SA	3,629	13,126
Canadian Imperial Bank of Commerce[1]	250	18,612
China CITIC Bank Corp Ltd., Class H	22,902	13,924
China Everbright Bank Co. Ltd., Class H	18,557	8,035
China Merchants Bank Co. Ltd., Class H	2,705	9,916
CIMB Group Holdings Bhd	5,391	7,449
Comerica, Inc.	51	3,503
Commercial Bank PQSC (The)	198	2,142
Commerzbank AG2	1,684	11,133
Commonwealth Bank of Australia	676	34,451

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Banks (continued)
Concordia Financial Group Ltd.	764	$2,939
Credicorp Ltd.	28	6,207
Credit Agricole SA	7,562	81,518
DBS Group Holdings Ltd.	830	14,426
DGB Financial Group, Inc.[2]	373	2,778
DNB ASA	572	9,126
Dubai Islamic Bank PJSC	2,369	3,225
E.Sun Financial Holding Co. Ltd.	4,018	2,627
Erste Group Bank AG2	306	10,162
First Abu Dhabi Bank PJSC	2,158	8,284
Grupo Financiero Banorte SAB de CV, Class O	2,113	10,276
Hana Financial Group, Inc.	427	13,872
Hang Seng Bank Ltd.	265	5,950
Housing Development Finance Corp. Ltd.	377	10,629
ICICI Bank Ltd.	3,674	18,953
Indiabulls Housing Finance Ltd.	206	2,519
ING Groep NV	4,394	47,266
Intesa Sanpaolo SpA	14,784	32,783
Kasikornbank PCL	3,292	18,705
KB Financial Group, Inc.	742	30,922
KBC Group NV	227	14,708
KeyCorp	456	6,740
Komercni banka as	51	1,919
Krung Thai Bank PCL	332	196
Malayan Banking Bhd	3,979	9,147
mBank SA	17	1,920
MCB Bank Ltd.	568	792
Mega Financial Holding Co. Ltd.	4,116	3,475
Mizrahi Tefahot Bank Ltd.	135	2,281
Mizuho Financial Group, Inc.	20,911	32,458
National Australia Bank Ltd.	1,554	26,333
National Bank of Canada[1]	190	7,797
Nedbank Group Ltd.	439	8,384
Nordea Bank Abp	1,852	15,579
OTP Bank Nyrt	115	4,627
Oversea-Chinese Banking Corp. Ltd.	2,862	23,643
People’s United Financial, Inc.[1]	145	2,092
PNC Financial Services Group, Inc. (The)	161	18,822
Public Bank Bhd	930	5,572
	Shares	Value
Banks (continued)
Qatar National Bank QPSC	320	$17,137
Raiffeisen Bank International AG	321	8,146
Regions Financial Corp.	455	6,088
Resona Holdings, Inc.	1,493	7,195
RHB Bank Bhd	2,404	3,077
Royal Bank of Canada	690	47,206
Santander Bank Polska SA	32	3,051
Shinhan Financial Group Co. Ltd.	599	21,259
Siam Commercial Bank PCL (The)	1,974	8,094
Skandinaviska Enskilda Banken AB, Class A	828	8,041
Societe Generale SA	1,925	61,220
Standard Bank Group Ltd.	1,603	19,926
Standard Chartered PLC	3,266	25,344
Sumitomo Mitsui Financial Group, Inc.	1,600	53,156
Sumitomo Mitsui Trust Holdings, Inc.	360	13,197
SVB Financial Group[2]	12	2,279
Svenska Handelsbanken AB, Class A	669	7,417
Swedbank AB, Class A	313	6,981
Taishin Financial Holding Co. Ltd.	4,603	1,954
Taiwan Business Bank	4,192	1,412
TMB Bank PCL	27,228	1,840
Toronto-Dominion Bank (The)	818	40,642
Turkiye Garanti Bankasi AS	5,640	8,439
UniCredit SpA	2,774	31,375
United Overseas Bank Ltd.	610	10,996
Westpac Banking Corp.	1,650	29,086
Yes Bank Ltd.	1,467	3,820
Total Banks		1,660,764

Capital Goods—11.6%
3M Co.	186	35,440
ABB Ltd.	2,111	40,034
ACS Actividades de Construccion y Servicios SA	1,267	48,998
Acuity Brands, Inc.	35	4,023
Airbus SE	784	75,247
Alfa Laval AB	219	4,685
Allegion PLC	33	2,630
Alstom SA	234	9,435
Amada Holdings Co. Ltd.	358	3,224
ANDRITZ AG	164	7,522

10     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (continued)
Arconic, Inc.	777	$13,100
Ashtead Group PLC	246	5,129
Assa Abloy AB, Class B	494	8,812
Atlas Copco AB, Class A	399	9,473
Atlas Copco AB, Class B	201	4,383
BAE Systems PLC	3,896	22,785
Bidvest Group Ltd. (The)	434	6,241
BOC Aviation Ltd.[3]	210	1,554
Boeing Co. (The)	343	110,618
Bouygues SA	1,174	42,060
Brenntag AG	329	14,179
Bunzl PLC	439	13,245
CAE, Inc.	127	2,333
Caterpillar, Inc.	478	60,739
Cie de Saint-Gobain	1,526	50,877
CNH Industrial NV	3,592	32,225
Cummins, Inc.	180	24,055
Daifuku Co. Ltd.	100	4,576
Daikin Industries Ltd.	201	21,426
DCC PLC	322	24,544
Deere & Co.	296	44,154
Eaton Corp. PLC	331	22,726
Eiffage SA	210	17,515
Elbit Systems Ltd.	34	3,902
Epiroc AB, Class A2	327	3,092
Epiroc AB, Class B2	199	1,771
Far Eastern New Century Corp.	8,402	7,627
Fastenal Co.[1]	100	5,229
Ferguson PLC	356	22,747
Ferrovial SA	776	15,697
Finning International, Inc.	292	5,088
Flowserve Corp.	94	3,574
Fluor Corp.	543	17,485
Fortune Brands Home & Security, Inc.	144	5,471
Fuji Electric Co. Ltd.	326	9,642
GEA Group AG	220	5,659
Geberit AG	10	3,878
General Electric Co.	18,410	139,364
HAP Seng Consolidated Bhd	627	1,495
Harris Corp.	48	6,463
HD Supply Holdings, Inc.[2]	170	6,378
Hino Motors Ltd.	2,077	19,688
Hitachi Construction Machinery Co. Ltd.	388	9,096
Hiwin Technologies Corp.	3	22
HOCHTIEF AG	212	28,524
	Shares	Value
Capital Goods (continued)
Honeywell International, Inc.	334	$44,128
Huntington Ingalls Industries, Inc.	42	7,993
IHI Corp.	458	12,649
Ingersoll-Rand PLC	171	15,600
ITOCHU Corp.	4,100	69,769
Jacobs Engineering Group, Inc.	280	16,369
Johnson Controls International PLC	1,065	31,577
Kajima Corp.	1,491	20,086
Kawasaki Heavy Industries Ltd.	702	15,049
Keihan Holdings Co. Ltd.	65	2,651
Keppel Corp. Ltd.	1,081	4,687
Kingspan Group PLC	116	4,957
KION Group AG	171	8,666
KOC Holding AS	8,458	22,576
Komatsu Ltd.	1,020	21,992
Kone OYJ, Class B	213	10,139
Kubota Corp.	1,105	15,727
Kurita Water Industries Ltd.	100	2,428
Legrand SA	125	7,045
Lennox International, Inc.	21	4,596
LG Corp.[2]	168	10,524
LIXIL Group Corp.	1,400	17,380
Lockheed Martin Corp.	203	53,154
Masco Corp.	299	8,743
Meggitt PLC	454	2,723
Metso OYJ	128	3,351
Middleby Corp. (The)[1,2]	25	2,568
Mitsubishi Electric Corp.	3,505	38,863
Mitsubishi Heavy Industries Ltd.	1,114	40,168
MTU Aero Engines AG	30	5,432
Nabtesco Corp.	104	2,271
NGK Insulators Ltd.	275	3,737
Northrop Grumman Corp.	115	28,164
NSK Ltd.	1,135	9,817
Obayashi Corp.	1,961	17,766
OSRAM Licht AG	156	6,762
Owens Corning	157	6,905
Parker-Hannifin Corp.	100	14,914
Raytheon Co.	170	26,070
Rexel SA	1,502	15,968
Rockwell Automation, Inc.	45	6,772
Rolls-Royce Holdings PLC[2]	2,362	24,968
Roper Technologies, Inc.	20	5,330
Safran SA	183	22,049

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Capital Goods (continued)
Sandvik AB	832	$11,857
Schneider Electric SE	480	32,769
Seibu Holdings, Inc.	300	5,234
Sembcorp Industries Ltd.	4,243	7,907
Shimizu Corp.	1,926	15,711
Siemens AG	986	109,761
Sime Darby Bhd	16,087	9,343
Singapore Technologies Engineering Ltd.	2,198	5,628
SK Holdings Co. Ltd.	496	115,576
Skanska AB, Class B	1,278	20,325
SKF AB, Class B	624	9,463
Smiths Group PLC	265	4,604
Snap-on, Inc.[1]	29	4,213
SNC-Lavalin Group, Inc.	258	8,674
Spirit AeroSystems Holdings, Inc., Class A	106	7,642
Taisei Corp.	395	16,939
Thales SA	167	19,472
THK Co. Ltd.	154	2,894
TOTO Ltd.	147	5,105
United Rentals, Inc.[2]	76	7,792
United Technologies Corp.	574	61,120
Vestas Wind Systems A/S	185	13,946
Vinci SA	668	54,996
Volvo AB, Class B	2,700	35,311
W.W. Grainger, Inc.[1]	42	11,859
WABCO Holdings, Inc.[2]	37	3,972
Wartsila OYJ Abp	393	6,242
WEG SA	710	3,213
Weir Group PLC (The)	190	3,141
WSP Global, Inc.	137	5,885
Xylem, Inc.	86	5,738
Total Capital Goods		2,449,294

Commercial & Professional Services—1.1%
Adecco Group AG	667	31,077
Babcock International Group PLC	894	5,571
Brambles Ltd.	856	6,117
Bureau Veritas SA	276	5,615
China Everbright International Ltd.	5,249	4,706
Copart, Inc.[1,2]	45	2,150
Dai Nippon Printing Co. Ltd.	642	13,441
Edenred	47	1,725
Experian PLC	232	5,629
IHS Markit Ltd.[2]	90	4,317
Intertek Group PLC	68	4,157
ISS A/S	400	11,155
	Shares	Value
Commercial & Professional Services (continued)
ManpowerGroup, Inc.	325	$21,060
Park24 Co. Ltd.	100	2,199
Randstad NV	649	29,743
Recruit Holdings Co. Ltd.	854	20,724
RELX PLC	510	10,500
Robert Half International, Inc.	110	6,292
SEEK Ltd.	85	1,013
SGS SA	3	6,726
Societe BIC SA	24	2,446
Sohgo Security Services Co. Ltd.	118	5,528
Teleperformance	35	5,585
Toppan Printing Co. Ltd.	1,246	18,364
Wolters Kluwer NV	99	5,846
Total Commercial & Professional Services		231,686

Consumer Durables & Apparel—3.0%
adidas AG	127	26,481
Arcelik AS	1,669	4,954
Asics Corp.[1]	327	4,187
Barratt Developments PLC	1,145	6,749
Berkeley Group Holdings PLC	93	4,121
Burberry Group PLC	178	3,934
Casio Computer Co. Ltd.[1]	57	677
Cie Financiere Richemont SA	203	12,973
Electrolux AB, Series B	761	16,060
EssilorLuxottica SA	75	9,470
Gildan Activewear, Inc.	102	3,095
Hanesbrands, Inc.[1]	507	6,353
Hasbro, Inc.[1]	60	4,875
HengTen Networks Group Ltd.[2]	1,133	34
HUGO BOSS AG	53	3,267
Husqvarna AB, Class B	554	4,105
Kering	44	20,703
LG Electronics, Inc.	905	50,530
LPP SA	1	2,090
LVMH Moet Hennessy Louis Vuitton SE	200	59,032
Mattel, Inc.[1,2]	416	4,156
Mohawk Industries, Inc.[2]	90	10,526
Moncler SpA	53	1,753
Newell Brands, Inc.[1]	602	11,191
NIKE, Inc., Class B	481	35,661
Nikon Corp.	423	6,304
Panasonic Corp.	8,727	78,795

12     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Durables & Apparel (continued)
Pandora A/S	77	$3,129
Persimmon PLC	196	4,818
Puma SE	11	5,369
PVH Corp.	101	9,388
SEB SA	65	8,382
Sega Sammy Holdings, Inc.	275	3,850
Sekisui Chemical Co. Ltd.	766	11,387
Sekisui House Ltd.	1,448	21,367
Sharp Corp.	1,600	16,071
Sony Corp.	1,771	85,971
Swatch Group AG (The)	17	4,944
Swatch Group AG (The)	80	4,609
Taylor Wimpey PLC	3,083	5,350
Techtronic Industries Co. Ltd.	1,500	7,970
Titan Co. Ltd.	200	2,667
Under Armour, Inc., Class A2	116	2,050
Under Armour, Inc., Class C1,2	155	2,506
VF Corp.	184	13,127
Whirlpool Corp.	187	19,985
Yamaha Corp.	149	6,356
Total Consumer Durables & Apparel		631,372

Consumer Services—0.9%
Accor SA	72	3,054
Alsea SAB de CV	1,031	2,678
Aristocrat Leisure Ltd.	128	1,968
Benesse Holdings, Inc.	133	3,392
China Travel International Investment Hong Kong Ltd.	1,756	469
Compass Group PLC	1,522	31,984
Crown Resorts Ltd.	343	2,864
Flight Centre Travel Group Ltd.	72	2,176
Hilton Worldwide Holdings, Inc.	140	10,052
InterContinental Hotels Group PLC	37	1,997
Kangwon Land, Inc.[2]	60	1,721
Marriott International, Inc., Class A	214	23,232
Melco Resorts & Entertainment Ltd.[4]	411	7,242
Merlin Entertainments PLC[3]	556	2,248
MGM China Holdings Ltd.[1]	1,670	2,803
Minor International PCL	1,913	1,998
OPAP SA	219	1,901
	Shares	Value
Consumer Services (continued)
Oriental Land Co. Ltd.	83	$8,363
Paddy Power Betfair PLC	29	2,375
Sands China Ltd.	2,306	10,102
Shangri-La Asia Ltd.	1,374	2,036
Sodexo SA	258	26,396
Tabcorp Holdings Ltd.	962	2,905
TUI AG	1,557	22,319
Vail Resorts, Inc.	9	1,897
Whitbread PLC	83	4,840
Total Consumer Services		183,012

Diversified Financials—3.9%
3i Group PLC	143	1,409
AEON Financial Service Co. Ltd.	239	4,256
Ally Financial, Inc.	464	10,514
American Express Co.	424	40,416
Ameriprise Financial, Inc.	115	12,002
AMP Ltd.	1,487	2,565
Amundi SA3	51	2,691
ASX Ltd.	25	1,055
B3 SA - Brasil Bolsa Balcao	178	1,231
Bajaj Finance Ltd.	65	2,463
Bank of New York Mellon Corp. (The)	401	18,875
BlackRock, Inc.	39	15,320
Brookfield Asset Management, Inc., Class A	1,408	53,937
Chailease Holding Co. Ltd.	1,000	3,153
Challenger Ltd.	266	1,777
CME Group, Inc.	23	4,327
Credit Suisse Group AG2	3,153	34,543
Deutsche Bank AG	5,747	45,771
Deutsche Boerse AG	31	3,719
Eurazeo SE	76	5,369
EXOR NV	3,407	184,064
FirstRand Ltd.	2,220	10,118
Franklin Resources, Inc.	227	6,733
Goldman Sachs Group, Inc. (The)	293	48,946
Groupe Bruxelles Lambert SA	83	7,219
Hong Kong Exchanges & Clearing Ltd.	55	1,592
IGM Financial, Inc.[1]	104	2,363
Industrivarden AB, Class C	14	283
Investec Ltd.	280	1,538
Investec PLC	732	4,112
Investor AB, Class B	89	3,770
Japan Exchange Group, Inc.	100	1,621

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Diversified Financials (continued)
Julius Baer Group Ltd.[2]	116	$4,120
Kinnevik AB, Class B	12	289
L E Lundbergforetagen AB, Class B	62	1,827
London Stock Exchange Group PLC	64	3,311
Macquarie Group Ltd.	49	3,748
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,625	7,820
Moody’s Corp.	35	4,901
Morgan Stanley	1,290	51,148
Natixis SA	4,641	21,853
Northern Trust Corp.	75	6,269
Onex Corp.	457	24,878
ORIX Corp.	1,735	25,389
PSG Group Ltd.	114	1,940
REC Ltd.	2,049	3,585
Remgro Ltd.	160	2,166
RMB Holdings Ltd.	9	49
S&P Global, Inc.	40	6,798
Samsung Card Co. Ltd.[2]	127	3,932
Schroders PLC	107	3,329
Singapore Exchange Ltd.	101	530
Standard Life Aberdeen PLC	6,591	21,552
State Street Corp.	195	12,299
T. Rowe Price Group, Inc.	65	6,001
UBS Group AG2	3,221	39,977
Voya Financial, Inc.[1]	210	8,429
Wendel SA	87	10,413
Yuanta Financial Holding Co. Ltd.	10,308	5,181
Total Diversified Financials		819,486

Energy—8.1%
Aker BP ASA	123	3,097
ARC Resources Ltd.	103	611
Baker Hughes a GE Co.	1,135	24,402
Banpu PCL	6,683	3,038
Caltex Australia Ltd.	911	16,341
Cameco Corp.	152	1,723
Cenovus Energy, Inc.	2,301	16,173
ConocoPhillips	573	35,727
Cosan SA	331	2,858
Devon Energy Corp.	484	10,909
Empresas COPEC SA	1,589	19,067
Enagas SA	57	1,538
Enbridge, Inc.	1,199	37,231
Encana Corp.	668	3,854
Energy Absolute PCL	262	342
Equinor ASA	3,321	70,473
	Shares	Value
Energy (continued)
Exxaro Resources Ltd.	183	$1,754
Galp Energia SGPS SA	1,177	18,561
GS Holdings Corp.[2]	357	16,509
Hess Corp.	113	4,576
Husky Energy, Inc.	1,489	15,383
Idemitsu Kosan Co. Ltd.	1,120	36,852
Imperial Oil Ltd.	893	22,616
Indian Oil Corp. Ltd.	35,237	69,172
Inpex Corp.	823	7,364
IRPC PCL	51,684	9,127
John Wood Group PLC	1,641	10,579
JXTG Holdings, Inc.	18,294	96,160
Koninklijke Vopak NV	37	1,678
Lundin Petroleum AB	94	2,347
Marathon Oil Corp.	359	5,148
MOL Hungarian Oil & Gas PLC	1,621	17,780
National Oilwell Varco, Inc.	277	7,119
Neste OYJ	232	17,865
Noble Energy, Inc.	194	3,639
Novatek PJSC	110	18,810
Oil Search Ltd.	191	963
OMV AG	508	22,213
ONEOK, Inc.	239	12,894
Origin Energy Ltd.[2]	2,393	10,900
Pembina Pipeline Corp.[1]	165	4,894
Petronas Dagangan Bhd	1,217	7,804
Phillips 66	1,311	112,943
Polski Koncern Naftowy ORLEN SA	1,105	31,811
PTT Exploration & Production PCL	1,255	4,375
PTT PCL	49,515	69,954
Repsol SA	3,372	54,274
Royal Dutch Shell PLC, Class A	6,931	203,690
Royal Dutch Shell PLC, Class B	5,815	173,300
Santos Ltd.	821	3,167
Schlumberger Ltd.	773	27,890
Showa Shell Sekiyu KK	1,535	21,560
Snam SpA	737	3,217
S-Oil Corp.	223	19,526
Suncor Energy, Inc.	964	26,913
TechnipFMC PLC	681	13,334
Thai Oil PCL	5,351	10,888
Total SA	3,475	183,447
TransCanada Corp.	283	10,101
Ultrapar Participacoes SA	2,309	31,694

14     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (continued)
United Tractors Tbk PT	2,348	$4,466
Vermilion Energy, Inc.[1]	29	611
Woodside Petroleum Ltd.	191	4,211
WorleyParsons Ltd.	367	2,951
Total Energy		1,704,414

Food & Staples Retailing—4.4%
Aeon Co. Ltd.	3,672	71,941
Atacadao Distribuicao Comercio e Industria Ltda	3,692	17,232
Carrefour SA	5,300	90,335
Casino Guichard Perrachon SA	1,115	46,319
Clicks Group Ltd.	175	2,329
Empire Co. Ltd.	726	15,325
George Weston Ltd.	585	38,570
ICA Gruppen AB1	385	13,757
J Sainsbury PLC	10,588	35,735
Jeronimo Martins SGPS SA	1,824	21,560
Koninklijke Ahold Delhaize NV	3,272	82,569
Kroger Co. (The)	4,754	130,735
Lawson, Inc.	90	5,701
Loblaw Cos. Ltd.	911	40,761
METRO AG	2,919	44,697
Metro, Inc.	411	14,246
Pick n Pay Stores Ltd.	1,346	6,341
President Chain Store Corp.	1,134	11,474
Seven & i Holdings Co. Ltd.	1,461	63,692
SPAR Group Ltd. (The)	601	8,669
Tesco PLC	38,338	92,821
Wm Morrison Supermarkets PLC	8,183	22,225
Woolworths Group Ltd.	2,228	46,146
Total Food & Staples Retailing		923,180

Food, Beverage & Tobacco—4.5%
Ajinomoto Co., Inc.	743	13,253
Ambev SA	3,492	13,857
Anadolu Efes Biracilik Ve Malt Sanayii AS	831	3,218
Anheuser-Busch InBev SA	728	48,019
Arca Continental SAB de CV	1,657	9,236
Archer-Daniels-Midland Co.	1,573	64,446
Associated British Foods PLC	718	18,682
Barry Callebaut AG	5	7,765
British American Tobacco Malaysia Bhd	102	891
	Shares	Value
Food, Beverage & Tobacco (continued)
British American Tobacco PLC	1,024	$32,604
Bunge Ltd.	900	48,096
Campbell Soup Co.	242	7,984
Carlsberg A/S, Class B	75	7,957
Cia Cervecerias Unidas SA	238	3,058
CJ CheilJedang Corp.[2]	53	15,699
Coca-Cola Amatil Ltd.	554	3,194
Coca-Cola Co. (The)	579	27,416
Coca-Cola European Partners PLC	299	13,709
Coca-Cola Femsa SAB de CV, Series L	484	2,928
Coca-Cola HBC AG2	296	9,244
Conagra Brands, Inc.	339	7,241
Danone SA	462	32,486
Diageo PLC	488	17,371
Fraser & Neave Holdings Bhd	200	1,621
General Mills, Inc.	410	15,965
Grupo Bimbo SAB de CV, Series A	8,157	16,216
Heineken Holding NV	328	27,653
Heineken NV	318	28,064
Hershey Co. (The)	58	6,216
Hormel Foods Corp.[1]	243	10,371
Imperial Brands PLC	674	20,404
Ingredion, Inc.	65	5,941
ITC Ltd.	1,726	6,963
JM Smucker Co. (The)	77	7,199
Kellogg Co.	245	13,967
Kerry Group PLC, Class A	81	8,009
Kikkoman Corp.	59	3,178
Kirin Holdings Co. Ltd.	819	17,158
Kraft Heinz Co. (The)	585	25,178
Lamb Weston Holdings, Inc.	50	3,678
M Dias Branco SA	129	1,425
Marine Harvest ASA	211	4,452
McCormick & Co., Inc.	39	5,430
Molson Coors Brewing Co., Class B	186	10,446
Mondelez International, Inc., Class A	686	27,461
Nestle India Ltd.	12	1,905
Nestle Malaysia Bhd	39	1,391
Nestle SA	1,270	102,806
Orkla ASA	684	5,375
PepsiCo, Inc.	632	69,823
Pernod Ricard SA	74	12,122
Remy Cointreau SA	14	1,584

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Food, Beverage & Tobacco (continued)
Sime Darby Plantation Bhd	3,111	$3,583
Standard Foods Corp.	1,035	1,674
Suntory Beverage & Food Ltd.	300	13,562
Swedish Match AB	43	1,693
Toyo Suisan Kaisha Ltd.	137	4,789
Treasury Wine Estates Ltd.	208	2,167
Wilmar International Ltd.	21,821	49,950
Total Food, Beverage & Tobacco		947,773

Health Care Equipment & Services—3.7%
ABIOMED, Inc.[2]	3	975
Alfresa Holdings Corp.	1,112	28,409
Align Technology, Inc.[2]	10	2,094
AmerisourceBergen Corp.	2,111	157,058
Bangkok Dusit Medical Services PCL	3,486	2,655
Becton Dickinson and Co.	73	16,448
Cardinal Health, Inc.	2,925	130,455
Cigna Corp.	189	35,895
Cochlear Ltd.	10	1,222
Coloplast A/S, Class B	28	2,595
ConvaTec Group PLC[3]	1,044	1,848
Cooper Cos., Inc. (The)	11	2,799
CVS Health Corp.	2,821	184,832
DaVita, Inc.[2]	175	9,005
Edwards Lifesciences Corp.[2]	27	4,136
Fisher & Paykel Healthcare Corp. Ltd.	82	715
Hartalega Holdings Bhd	456	678
HCA Healthcare, Inc.	381	47,415
Henry Schein, Inc.[1,2]	177	13,898
Hoya Corp.	93	5,607
Humana, Inc.	198	56,723
IDEXX Laboratories, Inc.[2]	12	2,232
Koninklijke Philips NV	631	22,311
Laboratory Corp. of America Holdings[2]	78	9,856
Life Healthcare Group Holdings Ltd.	980	1,799
Netcare Ltd.	1,262	2,319
NMC Health PLC	46	1,603
Quest Diagnostics, Inc.	92	7,661
Ramsay Health Care Ltd.	190	7,722
ResMed, Inc.	27	3,074
Ryman Healthcare Ltd.	29	209
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,169	6,444
Sonic Healthcare Ltd.	286	4,452
	Shares	Value
Health Care Equipment & Services (continued)
Sonova Holding AG	21	$3,421
Straumann Holding AG	3	1,881
Sysmex Corp.	84	4,039
Terumo Corp.	49	2,780
Top Glove Corp. Bhd	862	1,168
Varian Medical Systems, Inc.[2]	29	3,286
Total Health Care Equipment & Services		791,719

Household & Personal Products—1.6%
Amorepacific Corp.[2]	33	6,196
AMOREPACIFIC Group[2]	113	7,363
Beiersdorf AG	98	10,213
Clorox Co. (The)	43	6,628
Colgate-Palmolive Co.	285	16,963
Dabur India Ltd.	228	1,406
Essity AB, Class B	539	13,229
Estee Lauder Cos., Inc., (The), Class A	67	8,717
Henkel AG & Co KGaA	151	14,802
Hindustan Unilever Ltd.	238	6,203
Kao Corp.	237	17,614
Kimberly-Clark Corp.	188	21,421
Kimberly-Clark de Mexico SAB de CV, Class A2	767	1,214
LG Household & Health Care Ltd.[2]	6	5,920
L’Oreal SA	145	33,350
Marico Ltd.	218	1,166
Natura Cosmeticos SA	339	3,936
Procter & Gamble Co. (The)	821	75,466
Reckitt Benckiser Group PLC	217	16,618
Unicharm Corp.	201	6,520
Unilever Indonesia Tbk PT	1,076	3,397
Unilever NV	773	41,903
Unilever PLC	550	28,779
Total Household & Personal Products		349,024

Insurance—5.2%
Aegon NV	4,839	22,564
Allianz SE	449	89,895
Allstate Corp. (The)	459	37,927
Assicurazioni Generali SpA	4,665	77,859
Aviva PLC	7,500	35,868
AXA SA	5,346	115,247
Cathay Financial Holding Co. Ltd.	4,139	6,329
CNP Assurances	1,881	39,823

16     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (continued)
Fubon Financial Holding Co. Ltd.	2,635	$4,033
Gjensidige Forsikring ASA	234	3,654
Great-West Lifeco, Inc.	1,244	25,667
Hyundai Marine & Fire Insurance Co. Ltd.[2]	398	14,642
Insurance Australia Group Ltd.	1,219	6,007
Intact Financial Corp.	105	7,626
Legal & General Group PLC	2,426	7,137
Manulife Financial Corp.	1,689	23,954
Mapfre SA1	8,735	23,166
Marsh & McLennan Cos., Inc.	195	15,551
MS&AD Insurance Group Holdings, Inc.	1,756	50,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	285	62,081
NN Group NV	395	15,714
Old Mutual Ltd.	1,922	2,993
Principal Financial Group, Inc.	137	6,051
Progressive Corp. (The)	500	30,165
Prudential Financial, Inc.	369	30,092
Prudential PLC	2,191	39,122
QBE Insurance Group Ltd.	1,535	10,914
RSA Insurance Group PLC	1,385	9,060
Samsung Fire & Marine Insurance Co. Ltd.[2]	78	18,804
Sanlam Ltd.	1,646	9,131
Sompo Holdings, Inc.	1,034	35,172
Sun Life Financial, Inc.	404	13,397
Suncorp Group Ltd.	1,004	8,927
Swiss Re AG	460	42,052
T&D Holdings, Inc.	1,160	13,523
Tokio Marine Holdings, Inc.	1,107	52,830
Travelers Cos., Inc. (The)	235	28,141
Tryg A/S	123	3,088
Willis Towers Watson PLC	60	9,112
Zurich Insurance Group AG	159	47,274
Total Insurance		1,094,720

Materials—6.5%
Agnico Eagle Mines Ltd.	71	2,864
Air Liquide SA	223	27,646
Akzo Nobel NV	145	11,669
Amcor Ltd.	1,084	10,112
Anglo American PLC[1]	1,642	36,551
	Shares	Value
Materials (continued)
Antofagasta PLC	540	$5,386
Arkema SA	114	9,769
Asahi Kasei Corp.	1,942	20,001
Asian Paints Ltd.	147	2,891
Avery Dennison Corp.	87	7,815
Axalta Coating Systems Ltd.[2]	218	5,106
Ball Corp.	268	12,323
BASF SE	1,107	76,434
BHP Group Ltd.	1,262	30,412
BHP Group PLC	965	20,299
BlueScope Steel Ltd.	1,030	7,947
Boliden AB	307	6,648
Boral Ltd.	1,253	4,358
Cementos Argos SA	1,288	2,760
Cemex SAB de CV2	30,750	14,818
China Steel Corp.	18,200	14,359
Chr Hansen Holding A/S	15	1,325
Clariant AG2	374	6,863
Covestro AG3	372	18,362
CRH PLC	1,142	30,157
Croda International PLC	34	2,029
Daicel Corp.	399	4,113
DowDuPont, Inc.	1,992	106,532
Ecolab, Inc.	105	15,472
Evonik Industries AG	677	16,871
Fletcher Building Ltd.[2]	2,100	6,872
Fortescue Metals Group Ltd.	2,652	7,823
Franco-Nevada Corp.[1]	11	771
Grupo Argos SA	765	3,981
Hanwha Chemical Corp.	571	10,337
HeidelbergCement AG	335	20,442
Hitachi Chemical Co. Ltd.	402	6,082
Hitachi Metals Ltd.	881	9,234
Imerys SA	108	5,183
International Flavors & Fragrances, Inc.	40	5,371
James Hardie Industries PLC	210	2,235
JFE Holdings, Inc.	2,200	35,231
Johnson Matthey PLC	583	20,783
JSR Corp.	268	4,043
Kaneka Corp.	150	5,387
Kansai Paint Co. Ltd.	304	5,858
Kinross Gold Corp.[2]	1,436	4,626
Klabin SA	462	1,893
Koninklijke DSM NV	141	11,515
Kumba Iron Ore Ltd.	167	3,286
Kuraray Co. Ltd.	369	5,213

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Materials (continued)
LafargeHolcim Ltd.[2]	691	$28,389
LANXESS AG	190	8,731
LG Chem Ltd.[2]	81	25,190
Linde PLC	206	32,144
Lotte Chemical Corp.[2]	66	16,385
Lundin Mining Corp.	608	2,511
Mitsubishi Chemical Holdings Corp.	5,024	38,126
Mitsubishi Materials Corp.	676	17,837
Mitsui Chemicals, Inc.	509	11,524
Mondi Ltd.	101	2,174
Mondi PLC	319	6,637
Mosaic Co. (The)	271	7,916
Newcrest Mining Ltd.	251	3,852
Newmont Mining Corp.	250	8,663
Nippon Steel & Sumitomo Metal Corp.	3,300	56,922
Nitto Denko Corp.	197	9,953
Norsk Hydro ASA	4,054	18,357
Novozymes A/S, Class B	46	2,050
Nutrien Ltd.	423	19,859
Orica Ltd.	329	3,995
PPG Industries, Inc.	166	16,970
PTT Global Chemical PCL	11	24
Randgold Resources Ltd.	16	1,323
Rio Tinto PLC	717	34,061
Sherwin-Williams Co. (The)	48	18,886
Shin-Etsu Chemical Co. Ltd.	140	10,892
Showa Denko KK	200	5,961
Siam Cement PCL (The)	1,240	16,604
Sika AG	69	8,721
Smurfit Kappa Group PLC	406	10,795
Solvay SA	123	12,278
South32 Ltd.	3,675	8,667
Stora Enso OYJ, Class R	750	8,646
Sumitomo Chemical Co. Ltd.	4,286	20,822
Sumitomo Metal Mining Co. Ltd.	341	9,161
Symrise AG	49	3,613
Taiheiyo Cement Corp.	223	6,900
Teck Resources Ltd., Class B	520	11,190
Teijin Ltd.	460	7,367
thyssenkrupp AG	3,042	52,092
Titan Cement Co. SA	80	1,772
Toray Industries, Inc.	2,849	20,047
Umicore SA	346	13,788
UPM-Kymmene OYJ	456	11,546
voestalpine AG	507	15,127
	Shares	Value
Materials (continued)
West Fraser Timber Co. Ltd.	92	$4,543
WestRock Co.	402	15,180
Wheaton Precious Metals Corp.	61	1,190
Total Materials		1,377,439

Media & Entertainment—1.9%
Alphabet, Inc., Class A2	59	61,653
Alphabet, Inc., Class C2	69	71,457
Axel Springer SE	70	3,951
Eutelsat Communications SA	94	1,849
Informa PLC	663	5,321
ITV PLC	2,554	4,061
JCDecaux SA	123	3,448
Konami Holdings Corp.	100	4,380
Liberty Global PLC, Class A1,2	185	3,948
Liberty Global PLC, Class C2	525	10,836
Naspers Ltd., Class N	41	8,244
NCSoft Corp.[2]	5	2,090
Nintendo Co. Ltd.	20	5,338
Omnicom Group, Inc.	232	16,992
Pearson PLC	529	6,322
ProSiebenSat.1 Media SE	262	4,657
Publicis Groupe SA	207	11,851
Schibsted ASA, Class B	45	1,364
SES SA	84	1,605
Singapore Press Holdings Ltd.	412	710
Take-Two Interactive Software, Inc.[2]	20	2,059
Telenet Group Holding NV	70	3,249
Tencent Holdings Ltd.	1,264	50,693
Toho Co. Ltd.	37	1,342
Ubisoft Entertainment SA2	31	2,498
Vivendi SA	746	18,147
Walt Disney Co. (The)	584	64,036
WPP PLC	2,080	22,427
Total Media & Entertainment		394,528

Pharmaceuticals, Biotechnology & Life Sciences—3.3%
AbbVie, Inc.	384	35,401
Agilent Technologies, Inc.	81	5,464
Amgen, Inc.	130	25,307
Astellas Pharma, Inc.	875	11,177
AstraZeneca PLC	279	20,869
Bayer AG	523	36,207
Biogen, Inc.[2]	46	13,842

18     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Bristol-Myers Squibb Co.	460	$23,911
Chugai Pharmaceutical Co. Ltd.	134	7,792
CSL Ltd.	71	9,255
Daiichi Sankyo Co. Ltd.	294	9,408
Eisai Co. Ltd.	114	8,834
Eli Lilly & Co.	247	28,583
Genmab A/S2	3	491
Gilead Sciences, Inc.	390	24,395
GlaxoSmithKline PLC	2,165	41,118
Grifols SA	116	3,037
H Lundbeck A/S	78	3,410
Ipsen SA	22	2,838
IQVIA Holdings, Inc.[2]	97	11,270
Jazz Pharmaceuticals PLC[2]	14	1,735
Johnson & Johnson	565	72,913
Kalbe Farma Tbk PT	14,469	1,529
Kyowa Hakko Kirin Co. Ltd.	192	3,635
Lonza Group AG2	23	5,942
Merck & Co., Inc.	625	47,756
Merck KGaA	51	5,246
Mettler-Toledo International, Inc.[1,2]	6	3,394
Mitsubishi Tanabe Pharma Corp.	316	4,554
Novartis AG	724	61,721
Novo Nordisk A/S, Class B	332	15,151
Ono Pharmaceutical Co. Ltd.	100	2,046
Orion OYJ, Class B	29	1,004
Otsuka Holdings Co. Ltd.	300	12,285
Piramal Enterprises Ltd.	54	1,842
QIAGEN NV2	51	1,730
Roche Holding AG	206	50,863
Sanofi	501	43,332
Santen Pharmaceutical Co. Ltd.	100	1,446
Sartorius Stedim Biotech	13	1,298
Shionogi & Co. Ltd.	98	5,601
Sumitomo Dainippon Pharma Co. Ltd.	187	5,957
Takeda Pharmaceutical Co. Ltd.[1]	426	14,386
UCB SA	72	5,868
Vertex Pharmaceuticals, Inc.[2]	19	3,149
Vifor Pharma AG	14	1,518
Waters Corp.[2]	14	2,641
Zoetis, Inc.	71	6,073
Total Pharmaceuticals, Biotechnology & Life Sciences		707,224
	Shares	Value
Real Estate—1.2%
Aeon Mall Co. Ltd.	176	$2,806
American Tower Corp.	49	7,751
Ascendas Real Estate Investment Trust	419	790
Azrieli Group Ltd.	17	812
Boston Properties, Inc.	24	2,701
British Land Co. PLC (The)	129	876
CapitaLand Commercial Trust	207	266
CapitaLand Ltd.	1,910	4,358
CapitaLand Mall Trust	401	665
CBRE Group, Inc., Class A2	485	19,419
Central Pattana PCL	549	1,260
City Developments Ltd.	588	3,503
Covivio	10	963
Daiwa House Industry Co. Ltd.	1,317	41,989
Deutsche Wohnen SE	37	1,692
Dexus	112	837
Digital Realty Trust, Inc.	32	3,410
Duke Realty Corp.	36	932
Equinix, Inc.	15	5,288
First Capital Realty, Inc.[1]	44	607
Gecina SA	6	775
Goodman Group	203	1,519
GPT Group (The)	198	744
Growthpoint Properties Ltd.	463	750
Hammerson PLC	61	256
Hang Lung Group Ltd.	650	1,656
Hang Lung Properties Ltd.	803	1,530
HCP, Inc.	70	1,955
Host Hotels & Resorts, Inc.	326	5,434
Hulic Co. Ltd.	300	2,693
Hyprop Investments Ltd.	40	227
Hysan Development Co. Ltd.	92	438
ICADE	27	2,053
Iron Mountain, Inc.	136	4,408
Jones Lang LaSalle, Inc.	102	12,913
Klepierre SA	51	1,572
Land Securities Group PLC	118	1,209
LendLease Group	1,450	11,872
Liberty Property Trust	18	754
Link REIT	177	1,793
Macerich Co. (The)	21	909
Mirvac Group	1,184	1,867
Mitsubishi Estate Co. Ltd.	764	12,043
Mitsui Fudosan Co. Ltd.	704	15,689
NEPI Rockcastle PLC	34	267

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Real Estate (continued)
Nomura Real Estate Holdings, Inc.	284	$5,216
Prologis, Inc.	51	2,995
Redefine Properties Ltd.	857	576
SBA Communications Corp.[2]	12	1,943
Segro PLC	80	600
Sime Darby Property Bhd	2,746	661
SM Prime Holdings, Inc.	3,213	2,187
Stockland	911	2,258
Sun Hung Kai Properties Ltd.	879	12,529
Swire Pacific Ltd., Class A	771	8,144
Swire Properties Ltd.	642	2,255
Swiss Prime Site AG2	19	1,533
Tokyu Fudosan Holdings Corp.	1,868	9,228
UDR, Inc.	27	1,070
Unibail-Rodamco-Westfield	17	2,631
UOL Group Ltd.	517	2,348
Weyerhaeuser Co.	327	7,148
Wharf Real Estate Investment Co. Ltd.	453	2,711
Total Real Estate		252,284

Retailing—3.1%
Best Buy Co., Inc.	778	41,203
Booking Holdings, Inc.[2]	9	15,502
Canadian Tire Corp. Ltd., Class A	99	10,347
Dufry AG2	99	9,352
Fast Retailing Co. Ltd.	60	30,827
Foschini Group Ltd. (The)	196	2,265
Gap, Inc. (The)	766	19,732
Harvey Norman Holdings Ltd.[1]	761	1,693
Hennes & Mauritz AB, Class B1	1,276	18,137
Home Depot, Inc. (The)	706	121,305
Home Product Center PCL	4,945	2,309
Hotai Motor Co. Ltd.	679	5,644
Industria de Diseno Textil SA	1,167	29,816
J Front Retailing Co. Ltd.	299	3,434
Jardine Cycle & Carriage Ltd.	771	19,996
Kingfisher PLC	5,422	14,329
LKQ Corp.[1,2]	452	10,726
Lojas Renner SA	277	3,030
Lowe’s Cos., Inc.	935	86,357
	Shares	Value
Retailing (continued)
Marks & Spencer Group PLC[1]	4,074	$12,826
Marui Group Co. Ltd.	100	1,944
Motus Holdings Ltd.[2]	1	6
Mr Price Group Ltd.[1]	100	1,711
Next PLC	93	4,727
Nitori Holdings Co. Ltd.	38	4,756
Nordstrom, Inc.[1]	356	16,593
Petrobras Distribuidora SA	4,500	29,839
Rakuten, Inc.[1]	1,300	8,721
S.A.C.I. Falabella	1,903	13,956
Target Corp.	1,219	80,564
Tiffany & Co.	51	4,106
Tractor Supply Co.	98	8,177
USS Co. Ltd.	100	1,685
Woolworths Holdings Ltd.	1,502	5,752
Yamada Denki Co. Ltd.	4,149	19,929
Zalando SE1,2,3	203	5,207
Total Retailing		666,503

Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.	71	6,094
Applied Materials, Inc.	539	17,647
ASE Technology Holding Co. Ltd.[2]	5,941	11,269
ASM Pacific Technology Ltd.	310	2,987
ASML Holding NV	82	12,857
Infineon Technologies AG	500	9,925
Intel Corp.	1,592	74,713
Lam Research Corp.	92	12,528
Marvell Technology Group Ltd.	223	3,610
NVIDIA Corp.	91	12,148
Rohm Co. Ltd.	100	6,417
Skyworks Solutions, Inc.	64	4,289
STMicroelectronics NV	771	11,004
Taiwan Semiconductor Manufacturing Co. Ltd.	4,840	35,508
Texas Instruments, Inc.	184	17,388
Tokyo Electron Ltd.	59	6,730
United Microelectronics Corp.	16,800	6,149
Xilinx, Inc.	36	3,066
Xinyi Solar Holdings Ltd.	4,000	1,405
Total Semiconductors & Semiconductor Equipment		255,734

Software & Services—3.4%
Accenture PLC, Class A	305	43,008
Adobe, Inc.[2]	45	10,181

20     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (continued)
Amadeus IT Group SA	87	$6,051
ANSYS, Inc.[2]	9	1,286
Atos SE	201	16,424
Autodesk, Inc.[2]	21	2,701
Automatic Data Processing, Inc.	108	14,161
Broadridge Financial Solutions, Inc.	51	4,909
Cadence Design Systems, Inc.[2]	56	2,435
Capgemini SE	146	14,487
CGI Group, Inc., Class A2	145	8,865
Cielo SA	1,469	3,370
Citrix Systems, Inc.	31	3,176
Cognizant Technology Solutions Corp., Class A	262	16,632
Computershare Ltd.	193	2,336
Dassault Systemes SE	37	4,386
DXC Technology Co.	473	25,149
Fortinet, Inc.[2]	29	2,043
Fujitsu Ltd.	617	38,505
HCL Technologies Ltd.	573	7,915
Infosys Ltd.	1,246	11,760
International Business Machines Corp.	784	89,117
Intuit, Inc.	35	6,890
Jack Henry & Associates, Inc.	13	1,645
Mastercard, Inc., Class A	84	15,847
Micro Focus International PLC	453	7,979
Microsoft Corp.	1,234	125,337
Nice Ltd.[2]	14	1,507
Nomura Research Institute Ltd.	129	4,791
NTT Data Corp.	1,800	19,769
Open Text Corp.	80	2,607
Oracle Corp.	981	44,292
Oracle Corp. Japan	80	5,104
Otsuka Corp.	214	5,891
PayPal Holdings, Inc.[2]	213	17,911
PTC, Inc.[2]	18	1,492
Red Hat, Inc.[2]	21	3,688
Sabre Corp.	177	3,830
Sage Group PLC (The)	376	2,880
salesforce.com, Inc.[2]	113	15,478
SAP SE	313	31,104
ServiceNow, Inc.[2]	17	3,027
Shopify, Inc., Class A2	7	968
Symantec Corp.	253	4,780
	Shares	Value
Software & Services (continued)
Tata Consultancy Services Ltd.	787	$21,340
Tech Mahindra Ltd.	494	5,117
Visa, Inc., Class A	136	17,944
VMware, Inc., Class A	17	2,331
Western Union Co. (The)	340	5,800
Wipro Ltd.	1,887	8,942
Workday, Inc., Class A1,2	15	2,395
Total Software & Services		719,583

Technology Hardware & Equipment—5.9%
AAC Technologies Holdings, Inc.	279	1,620
Acer, Inc.[2]	14,374	9,096
Apple, Inc.	1,614	254,592
Arista Networks, Inc.[2]	10	2,107
AU Optronics Corp.	29,077	11,636
BYD Electronic International Co. Ltd.[1]	5,158	6,483
Chicony Electronics Co. Ltd.	2,072	4,220
Cisco Systems, Inc.	1,229	53,253
Cognex Corp.	25	967
CommScope Holding Co., Inc.[2]	300	4,917
Corning, Inc.	389	11,752
Dell Technologies, Inc., Class C1,2	170	8,299
Delta Electronics, Inc.	1,741	7,335
F5 Networks, Inc.[2]	15	2,430
Flex Ltd.[2]	3,758	28,598
FLIR Systems, Inc.	49	2,133
FUJIFILM Holdings Corp.	794	30,902
Hewlett Packard Enterprise Co.	2,208	29,168
Hitachi High-Technologies Corp.	178	5,605
Hitachi Ltd.	3,178	85,030
HP, Inc.	2,902	59,375
Ingenico Group SA	48	2,718
Inventec Corp.	25,383	18,209
Keyence Corp.	9	4,567
Keysight Technologies, Inc.[2]	79	4,904
Konica Minolta, Inc.	1,197	10,834
Kyocera Corp.	340	17,069
Legend Holdings Corp., Class H3	9,800	25,660
Lenovo Group Ltd.	72,776	49,172
LG Display Co. Ltd.	1,615	26,125
LG Innotek Co. Ltd.[2]	92	7,124
Lite-On Technology Corp.	6,700	8,850

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Technology Hardware & Equipment (continued)
Micro-Star International Co. Ltd.	2,489	$6,187
Motorola Solutions, Inc.	63	7,247
Murata Manufacturing Co. Ltd.	76	10,359
NEC Corp.	975	29,015
Nokia OYJ	5,218	30,004
Omron Corp.	260	9,479
Samsung Electro-Mechanics Co. Ltd.[2]	79	7,328
Samsung Electronics Co. Ltd.	6,143	213,062
Samsung SDI Co. Ltd.	44	8,636
Seagate Technology PLC[1]	302	11,654
Seiko Epson Corp.	753	10,624
Shimadzu Corp.	176	3,487
TDK Corp.	171	12,032
TE Connectivity Ltd.	222	16,790
Telefonaktiebolaget LM Ericsson, Class B	2,833	24,899
Trimble, Inc.[2]	97	3,192
Wistron Corp.	51,422	31,954
Xerox Corp.	460	9,090
Yaskawa Electric Corp.	166	4,082
Yokogawa Electric Corp.	226	3,916
Total Technology Hardware & Equipment		1,247,787

Telecommunication Services—3.9%
Advanced Info Service PCL	1,067	5,653
Axiata Group Bhd	7,775	7,394
Bharti Infratel Ltd.	286	1,061
BT Group PLC	10,600	32,144
CenturyLink, Inc.	1,322	20,028
Chunghwa Telecom Co. Ltd.	2,766	10,169
DiGi.Com Bhd	1,741	1,896
Elisa OYJ	58	2,392
Far EasTone Telecommunications Co. Ltd.	1,355	3,368
Globe Telecom, Inc.	80	2,891
Hellenic Telecommunications Organization SA	451	4,908
HKT Trust & HKT Ltd.	3,109	4,479
KDDI Corp.	2,339	55,941
Koninklijke KPN NV	2,849	8,338
Maxis Bhd	1,840	2,382
Millicom International Cellular SA	83	5,257
MTN Group Ltd.	1,758	10,877
	Shares	Value
Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	3,123	$127,579
NTT DOCOMO, Inc.	2,242	50,525
Ooredoo Q.P.S.C.	489	10,072
Orange SA	3,196	51,715
PCCW Ltd.	9,962	5,738
Proximus SADP	299	8,073
Rogers Communications, Inc., Class B	189	9,681
Singapore Telecommunications Ltd.	6,362	13,676
SK Telecom Co. Ltd.	79	19,081
SoftBank Group Corp.	1,200	79,898
Spark New Zealand Ltd.	924	2,571
Swisscom AG	15	7,147
Taiwan Mobile Co. Ltd.	1,810	6,271
Tele2 AB, Class B	230	2,930
Telecom Italia SpA[2]	30,223	16,698
Telecom Italia SpA -RSP	13,184	6,285
Telefonica Deutschland Holding AG	2,381	9,303
Telefonica SA1	7,845	65,816
Telekom Malaysia Bhd	5,952	3,831
Telekomunikasi Indonesia Persero Tbk PT	36,230	9,448
Telenor ASA	859	16,616
Telia Co. AB	2,312	10,947
Telstra Corp. Ltd.	9,621	19,304
TELUS Corp.	330	10,933
True Corp. PCL	28,106	4,489
Turkcell Iletisim Hizmetleri AS	1,855	4,244
Vodacom Group Ltd.	800	7,341
Vodafone Group PLC	33,018	64,297
Total Telecommunication Services		823,687

Transportation—3.0%
A.P. Moeller - Maersk A/S, Class A	15	17,693
A.P. Moeller - Maersk A/S, Class B	13	16,298
Aena SME SA3	34	5,276
Aeroports de Paris	29	5,487
Airports of Thailand PCL	1,078	2,127
AMERCO	12	3,937
ANA Holdings, Inc.	563	20,223
Auckland International Airport Ltd.	84	404
Aurizon Holdings Ltd.	833	2,510
BTS Group Holdings PCL	1,511	443

22     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation (continued)
C.H. Robinson Worldwide, Inc.	206	$17,323
Canadian National Railway Co.	141	10,438
CAR, Inc.[2]	1,000	745
Central Japan Railway Co.	104	21,958
CSX Corp.	200	12,426
Delta Air Lines, Inc.	913	45,559
Deutsche Post AG	2,460	67,238
DSV A/S	176	11,572
East Japan Railway Co.	301	26,642
easyJet PLC	559	7,867
Eva Airways Corp.	13,918	7,154
Expeditors International of Washington, Inc.	119	8,103
Fraport AG Frankfurt Airport Services Worldwide	55	3,927
Getlink SE	102	1,368
Hankyu Hanshin Holdings, Inc.	287	9,548
Imperial Logistics Ltd.	6	28
Kamigumi Co. Ltd.	100	2,056
Kansas City Southern	32	3,054
Keio Corp.	122	7,105
Keisei Electric Railway Co. Ltd.	100	3,135
Kintetsu Group Holdings Co. Ltd.	314	13,652
Kuehne + Nagel International AG	172	22,045
Kyushu Railway Co.	160	5,418
Latam Airlines Group SA	1,213	12,120
Localiza Rent a Car SA	307	2,356
MTR Corp. Ltd.	1,554	8,178
Nagoya Railroad Co. Ltd.[1]	263	6,942
Nippon Express Co. Ltd.	290	16,176
Nippon Yusen KK	1,276	19,667
Norfolk Southern Corp.	77	11,515
Odakyu Electric Railway Co. Ltd.	273	6,014
Royal Mail PLC	3,686	12,774
SATS Ltd.	462	1,580
Singapore Airlines Ltd.	1,930	13,339
Sinotrans Ltd., Class H	11,504	4,996
Southwest Airlines Co.	468	21,753
Sydney Airport	227	1,076
TAV Havalimanlari Holding AS	250	1,124
Tobu Railway Co. Ltd.	199	5,374
Tokyu Corp.	656	10,733
Transurban Group	349	2,862
	Shares	Value
Transportation (continued)
Union Pacific Corp.	179	$24,743
United Parcel Service, Inc., Class B	579	56,470
West Japan Railway Co.	193	13,652
Total Transportation		636,203

Utilities—5.5%
AES Corp.	678	9,804
Aguas Andinas SA, Class A	1,712	942
Alliant Energy Corp.	92	3,887
AltaGas Ltd.	301	3,063
Ameren Corp.	106	6,914
American Electric Power Co., Inc.	235	17,564
American Water Works Co., Inc.	43	3,903
APA Group	305	1,825
Atco Ltd., Class I	127	3,590
AusNet Services	1,385	1,516
Canadian Utilities Ltd., Class A	120	2,752
Centrica PLC	22,712	39,021
CEZ AS	386	9,172
China Longyuan Power Group Corp. Ltd., Class H	2,353	1,602
CLP Holdings Ltd.	1,459	16,492
CMS Energy Corp.	151	7,497
Colbun SA	8,367	1,680
Consolidated Edison, Inc.	180	13,763
Dominion Energy, Inc.	198	14,149
DTE Energy Co.	133	14,670
Duke Energy Corp.	309	26,667
E.ON SE	4,392	43,314
Edison International	266	15,101
EDP - Energias de Portugal SA	5,686	19,818
Electric Power Development Co. Ltd.	373	8,860
Electricite de France SA	5,191	81,890
Endesa SA1	1,114	25,635
Enel Americas SA	81,716	14,425
Enel SpA	18,086	104,285
Engie Brasil Energia SA	302	2,573
Engie SA	5,902	84,505
Entergy Corp.	149	12,824
Eversource Energy	137	8,910
Exelon Corp.	722	32,562
Fortis, Inc.	208	6,931
Fortum OYJ	310	6,769

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Global ESG Revenue ETF

	Shares	Value
Utilities (continued)
HK Electric Investments & HK Electric Investments Ltd.[1]	1,687	$1,702
Huaneng Renewables Corp. Ltd., Class H	2,411	647
Hydro One Ltd.[3]	367	5,441
Iberdrola SA	5,811	46,619
Infraestructura Energetica Nova SAB de CV	397	1,477
Innogy SE3	1,139	53,032
Interconexion Electrica SA ESP	589	2,536
Kyushu Electric Power Co., Inc.	1,608	19,185
Meridian Energy Ltd.	983	2,244
National Grid PLC	1,986	19,329
Naturgy Energy Group SA	1,155	29,391
NextEra Energy, Inc.	107	18,599
NiSource, Inc.	237	6,008
Orsted A/S3	164	10,946
Osaka Gas Co. Ltd.	696	12,745
Pinnacle West Capital Corp.	48	4,090
Power Assets Holdings Ltd.	53	369
Power Grid Corp. of India Ltd.	1,814	5,162
PPL Corp.[1]	282	7,989
Public Service Enterprise Group, Inc.	198	10,306
Red Electrica Corp. SA	126	2,808
RusHydro PJSC[4]	5,585	3,697
RWE AG	2,297	49,799
SCANA Corp.	109	5,208
Sempra Energy	114	12,334
Southern Co. (The)	581	25,518
SSE PLC	3,173	43,705
Suez	1,433	18,888
Terna Rete Elettrica Nazionale SpA	570	3,227
Toho Gas Co. Ltd.	152	6,421
Tokyo Gas Co. Ltd.	690	17,518
Towngas China Co. Ltd.[2]	2,468	1,831
United Utilities Group PLC	256	2,400
Veolia Environnement SA	1,589	32,615
WEC Energy Group, Inc.	123	8,519
Xcel Energy, Inc.	253	12,465
Total Utilities		1,173,645

Total Common Stocks (Cost $23,168,832)		20,946,789
	Shares	Value
PREFERRED STOCKS—0.7%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG, 6.64%	142	$10,080
Banks—0.3%
Itausa - Investimentos Itau SA, 3.51%	364	1,135
Banco Bradesco SA, 2.96%	3,481	34,713
Itau Unibanco Holding SA, 5.99%	2,776	25,427
Bancolombia SA, 3.25%	341	3,297
Total Banks		64,572

Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C2,6	358,453	457
Food & Staples Retailing—0.0%[5]
Cia Brasileira de Distribuicao, 1.69%	423	8,838
Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class B, 3.65%	444	1,660
Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.46%	8	996
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.86%	94	10,251
LG Household & Health Care Ltd., 1.40%[2]	1	588
Amorepacific Corp., 1.29%[2]	10	919
Total Household & Personal Products		11,758

Materials—0.0%[5]
Sociedad Quimica y Minera de Chile SA, Class B, 4.83%	27	1,062
LG Chem Ltd., 3.16%[2]	15	2,628
Total Materials		3,690

Technology Hardware & Equipment—0.2%
Samsung Electronics Co. Ltd., 4.72%	1,077	30,646
Telecommunication Services—0.0%[5]
Telefonica Brasil SA, 8.91%	733	8,743
Utilities—0.0%[5]
Cia Energetica de Minas Gerais, 4.65%	1,440	5,150
Total Preferred Stocks (Cost $134,644)		146,590

24     OPPENHEIMER ETF TRUST

	Shares	Value
RIGHT—0.0%[5]
Transportation—0.0%[5]
Eva Airways Corp., expiring 1/23/19)[2] (Cost $—)	762	$69
WARRANT—0.0%[5]
Transportation—0.0%[5]
BTS Group Holdings PCL, expiring 12/29/19[2] (Cost $—)	733	9
Investment of Cash Collateral for Securities Loaned—1.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[7] (Cost $216,775)	216,775	216,775
Total Investments—100.8% (Cost $23,520,251)		21,310,232
Liabilities in Excess of Other Assets—(0.8)%		(170,068)
Net Assets—100.0%		$21,140,164

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $445,504; total value of the collateral held by the Fund was $463,591. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $246,816 (Note 4).

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $157,767 or 0.75% of the Fund’s net assets at period end.

4. American Depositary Receipt.

5. Less than 0.05%.

6. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

7. Rate shown represents annualized 7-day yield as of December 31, 2018.

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
United States	$6,225,686	29.4%
Japan	3,131,368	14.8
France	1,982,150	9.4
Germany	1,367,858	6.5
United Kingdom	1,184,352	5.6
Netherlands	908,142	4.3
Canada	758,534	3.6
South Korea	736,017	3.5
Switzerland	612,496	2.9
Spain	526,454	2.5
Australia	469,086	2.2
Brazil	317,205	1.5
Italy	283,683	1.3
Sweden	252,534	1.2
Taiwan	246,407	1.2
India	229,119	1.1
China	226,578	1.1
Singapore	180,553	0.9
South Africa	177,614	0.8
Thailand	164,128	0.8
Norway	132,513	0.6
Denmark	120,806	0.6
Finland	115,591	0.5
Belgium	113,202	0.5
Hong Kong	95,790	0.5
Chile	83,711	0.4
Malaysia	71,624	0.3
Indonesia	66,308	0.3
Austria	63,169	0.3
Ireland	62,542	0.3
Mexico	62,406	0.3
Portugal	59,939	0.3
Turkey	44,554	0.2
Poland	43,560	0.2
Qatar	29,351	0.1
Russia	22,507	0.1
Hungary	22,406	0.1
Colombia	21,519	0.1
Israel	18,604	0.1
United Arab Emirates	17,261	0.1
New Zealand	13,016	0.1
Macau	12,905	0.1
Czech Republic	11,091	0.1
Greece	8,582	0.0	[1]
Philippines	7,118	0.0	[1]
Peru	6,207	0.0	[1]
Luxembourg	1,605	0.0	[1]
Jersey Island	1,323	0.0	[1]
Pakistan	792	0.0	[1]
Romania	266	0.0	[1]
Total Investments	21,310,232	100.8
Liabilities in Excess of Other Assets	(170,068)	(0.8)
Net Assets	$21,140,164	100.0%

1. Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

25     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2018 Unaudited

	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Assets:
Investments at value (including securities on loan) (Note 3) [1]	$20,951,994	$21,310,232
Cash	368	—
Foreign currency at value	—	25,771
Receivables and other assets:
Dividends	35,454	32,668
Capital shares sold	470	284
Investment securities sold	128,670	9,759
Securities lending income, net (Note 4)	33	199
Reclaims	—	2,419
Total Assets	21,116,989	21,381,332
Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4) [2]	—	216,775
Due to custodian	—	7,371
Investment securities purchased	179,041	8,217
Management fees (Note 9)	7,497	8,310
Deferred foreign tax payable	—	495
Total Liabilities	186,538	241,168
Net Assets	$20,930,451	$21,140,164

Composition of Net Assets:
Paid-in capital	$21,082,473	$23,484,779
Total accumulated loss	(152,022)	(2,344,615)[3]

Net Assets	$20,930,451	$21,140,164
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	750,000	800,000

Net asset value, offering and redemption price per share	$27.91	$26.43
Investments at cost	$21,085,511	$23,520,251
Foreign currency at cost	—	25,647
1. Includes value of securities on loan:	$357,187	$445,504
2. Non-cash collateral for securities on loan:	$363,048	$246,816
3. Net of foreign taxes of $1,457.

The accompanying notes are an integral part of these financial statements.
26     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS For the six months ended December 31, 2018
Unaudited

	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
Investment Income:
Dividend income	$332,977	$289,692
Foreign withholding tax	(36)	(20,172)
Securities lending income, net (Note 4)	307	1,982
Total Income	333,248	271,502

Expenses:
Management fees (Note 9)	47,100	52,343

Net Investment Income	286,148	219,159

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(402,228)	(177,980)
Net realized gain on in-kind redemptions	757,225	269,857
Net realized loss on foreign currency transactions	—	(3,105)
Total net realized gain	354,997	88,772
Net change in unrealized depreciation on investments	(2,280,741)	(2,660,161)[1]
Net change in unrealized appreciation on foreign currency translations	—	548
Net change in unrealized depreciation	(2,280,741)	(2,659,613)
Net realized and unrealized loss on investments	(1,925,744)	(2,570,841)
Net Decrease in Net Assets Resulting From Operations	$(1,639,596)	$(2,351,682)

1. Net of change in deferred foreign taxes of $1,457.

The accompanying notes are an integral part of these financial statements.

27     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer ESG Revenue ETF		Oppenheimer Global ESG Revenue ETF
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018[1]
Operations
Net investment income	$286,148	$513,363	$219,159	$523,421
Net realized gain on investments, in-kind redemptions and foreign currency transactions	354,997	1,718,578	88,772	1,700,456
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,280,741)	47,156	(2,659,613)	(471,523)
Net increase (decrease) in net assets resulting from operations	(1,639,596)	2,279,097	(2,351,682)	1,752,354

Dividends and Distributions Declared	(331,073)	(603,824)	(260,169)	(702,508)
Shareholder Transactions:
Proceeds from shares sold	4,424,364	12,307,274	3,058,144	16,371,671
Cost of shares redeemed	(4,382,103)	(13,859,701)	(1,520,312)	(14,904,746)
Net increase (decrease) in net assets resulting from shareholder transactions	42,261	(1,552,427)	1,537,832	1,466,925
Increase (Decrease) in net assets	(1,928,408)	122,846	(1,074,019)	2,516,771
Net Assets:
Beginning of period	22,858,859	22,736,013	22,214,183	19,697,412
End of period	$20,930,451	$22,858,859	$21,140,164	$22,214,183

Changes in Shares Outstanding:
Shares outstanding, beginning of period	750,000	800,000	750,000	700,000
Shares sold	150,000	400,000	100,000	550,000
Shares redeemed	(150,000)	(450,000)	(50,000)	(500,000)
Shares outstanding, end of period	750,000	750,000	800,000	750,000

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.

28     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

Oppenheimer ESG Revenue ETF	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$30.48	$28.42	$25.00
Net investment income[2]	0.38	0.66	0.40
Net realized and unrealized gain (loss) on investments	(2.51)	2.16	3.28
Total gain (loss) from investment operations	(2.13)	2.82	3.68

Less Distributions from:
Net investment income	(0.40)	(0.76)	(0.26)
Realized gains	(0.04)	—	—
Total distributions	(0.44)	(0.76)	(0.26)
Net asset value, end of period	$27.91	$30.48	$28.42

Total Return at Net Asset Value[3]	(7.07)%	9.96%	14.78%

Total Return at Market Value[3]	(7.10)%	9.93%	14.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$20,930	$22,859	$22,736
Average Net Assets (000’s omitted )	23,358	23,490	21,828
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.40%[4]	0.40%	0.40%[4]
Expenses, prior to expense waivers and reimbursements	0.40%[4]	0.47%	0.78%[4]
Net investment income, net of expense waivers and reimbursements	2.43%[4]	2.19%	2.22%[4]
Portfolio turnover rate[5]	20.24%	26.95%	42.11%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

29     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS CONTINUED

For a share outstanding throughout each period presented.

Oppenheimer Global ESG Revenue ETF	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$29.62	$28.14	$25.00
Net investment income[2]	0.28	0.71	0.38
Net realized and unrealized gain (loss) on investments	(3.14)	1.71	2.97
Total gain (loss) from investment operations	(2.86)	2.42	3.35

Less Distributions from:
Net investment income	(0.33)	(0.83)	(0.21)
Realized gains	—	(0.11)	—
Total distributions	(0.33)	(0.94)	(0.21)
Net asset value, end of period	$26.43	$29.62	$28.14

Total Return at Net Asset Value[3]	(9.74)%	8.62%	13.49%

Total Return at Market Value[3]	(10.44)%	7.58%	14.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted )	$21,140	$22,214	$19,697
Average Net Assets (000’s omitted )	23,074	22,530	18,443
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%[4]	0.45%	0.45%[4]
Expenses, prior to expense waivers and reimbursements	0.45%[4]	0.58%	1.18%[4]
Net investment income, net of expense waivers and reimbursements	1.88%[4]	2.32%	2.15%[4]
Portfolio turnover rate[5]	11.53%	73.22%	78.36%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

30     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2018 Unaudited

1. Organization

Oppenheimer ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds. Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF are each a series of the Trust (the “Funds”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services Investment Companies. Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF are diversified funds under the Act. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.
(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

31     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses. Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (“REITs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

32     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2018, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carry forwards	Post-October Capital Losses[1]	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer ESG Revenue ETF	$23,810	$—	$—	$(13,870)	$1,808,707
Oppenheimer Global ESG Revenue ETF	41,558	—	—	(31,714)	257,392

1. At year end, the Funds elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

33     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

At June 30, 2018, the Funds did not have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.

The tax character of distributions paid during the reporting period:

	Year Ended June 30, 2018			Year Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer ESG Revenue ETF	$603,824	$—	$603,824	$210,664	$—	$210,664
Oppenheimer Global ESG Revenue ETF	702,508	—	702,508	148,617	—	148,617

For the year ended June 30, 2018, distributions paid to shareholders were as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer ESG Revenue ETF	$603,824	$—	$603,824
Oppenheimer Global ESG Revenue ETF	617,833	84,675	702,508

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer ESG Revenue ETF	$21,062,963	$3,029,670	$(1,220,963)	$1,808,707
Oppenheimer Global ESG Revenue ETF	22,087,951	1,750,738	(1,493,346)	257,392

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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2. Significant Accounting Policies (Continued)

New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

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NOTES TO FINANCIAL STATEMENTS Unaudited Continued

3. Securities Valuation (Continued)

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter equity securities are valued at the last sales price or , if no sale occurred, at the mean of quoted bid and ask prices. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)				(Level 3)
Fund	Common Stocks	Preferred Stocks	Money Market Funds	Common Stocks	Preferred Stocks	Rights	Warrants	Common Stocks	Preferred Stocks	Total
Oppenheimer ESG Revenue ETF	$20,882,030	$—	$69,964	$—	$—	$—	$—	$—	$—	$20,951,994
Oppenheimer Global ESG Revenue ETF	20,94 5,466	146,133	216,775	1,323	—	69	9	—	457	21,310,232

At December 31, 2018, ESG Revenue ETF did not hold any Level 3 securities. At December 31, 2018, Global ESG Revenue ETF held a Level 3 security. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

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4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The values of loaned securities and related collateral outstanding at December 31, 2018 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2018, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of December 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer ESG Revenue ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	7,455	20,750	334,843	363,048
Total	$—	$7,455	$20,750	$334,843	$363,048
Oppenheimer Global ESG Revenue ETF
Money Market Mutual Fund	$216,775	$—	$—	$—	$216,775
U.S. Government Securities	—	849	7,291	238,676	246,816
Total	$216,775	$849	$7,291	$238,676	$463,591

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2018, the impact of

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NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending (Continued)

netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer ESG Revenue ETF	$357,187	$—	$(357,187)	$—	$—	$—	$—
Oppenheimer Global ESG Revenue ETF	445,504	(198,688)	(246,816)	—	—	—	—

*The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

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5. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Shares of Beneficial Interest

As of December 31, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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NOTES TO FINANCIAL STATEMENTS Unaudited Continued

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended December 31, 2018, were as follows:

Fund	Purchases	Sales
Oppenheimer ESG Revenue ETF	$4,668,533	$5,007,153
Oppenheimer Global ESG Revenue ETF	2,886,682	2,636,486

For the period ended December 31, 2018, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer ESG Revenue ETF	$4,397,332	$4,020,096
Oppenheimer Global ESG Revenue ETF	2,672,819	1,400,943

9. Fees, and Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

The investment management fee is a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the expenses of each Fund other than the following expenses (which will be paid by the Funds): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other unusual fees not incurred in the ordinary course of the Funds’ business.

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer ESG Revenue ETF	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., an affiliated company of the Adviser, OFDI, and the Adviser.

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10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Adviser, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Trust’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of each Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund (and cash with respect to any fractional shares) as of the close of business on the closing date. Each Acquiring Fund will be managed by Invesco Capital Management, LLC, and will, as of the closing date, have substantially similar principal investment strategies and risks as each corresponding Fund. After the Reorganization, Invesco Capital Management, LLC will be the investment adviser to each Acquiring Fund, and each Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trust’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Unaudited

The Trust, on behalf of the series listed below (each, a “Fund” and together, the “Funds”), has entered into an investment advisory agreement with OFI Advisors, LLC (the “Manager”) (the “Agreement”). With respect to the Funds, the Board of Trustees (the “Board”), including a majority of the independent Trustees, was required to determine whether to approve the terms of the Agreement and the renewal thereof. The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board requested and received information regarding the services, fees, expenses and performance of each Fund listed below.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the comparative investment performance of each Fund and the Manager, (iii) the fees and expenses of each Fund, including comparative fee and expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as each Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with each Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to each Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing each Fund with the services of the portfolio managers and investment team, who provide research, analysis and other advisory services in regard to each Fund’s investments; and securities trading services. The Manager is responsible for oversight of third-party service providers; daily review of the Funds’ creation and redemption baskets; daily monitoring of tracking error and quarterly reporting to the Board; implementing periodic rebalances and reconstitutions to track the Funds’ underlying indices; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with applicable Fund policies and procedures and adherence to each Fund’s investment restrictions; and risk management. The Manager is also responsible for overseeing a third-party service provider that renders certain fund accounting and administrative, custody, transfer agent and securities lending services to each Fund. The Manager also is responsible for providing and supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for each Fund; compiling and maintaining records with respect to the Funds’ operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of each Fund for its

42     OPPENHEIMER ETF TRUST

shareholders; preparing proxy materials for shareholder meetings if needed; and preparing the registration statements required by federal and state securities laws for the sale of each Fund’s shares. The Manager also provides each Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Funds. In evaluating the Manager, the Board considered the history, reputation, qualifications and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global” and OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance and risk management services, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Frank Vallario and Donal Bishnoi, the portfolio managers for the Funds, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of the Fund and other funds advised by the Manager or OFI. The Board considered information regarding the quality of services provided by affiliates of the Manager, which the Board members have become knowledgeable about through their experiences with the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the Funds benefit from the services provided under the Agreement.

Investment Performance of the Manager and the Funds. Throughout the year, the Manager provided information on the investment performance of each Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and the independent consultant, comparing each Fund’s historical performance to (i) its corresponding revenue-weighted underlying index that it seeks to track, as well as tracking error and tracking difference relative to its underlying index; (ii) the Manager’s custom peer groups that provide an additional performance comparison against peers; (iii) the relevant benchmark or market indices; and (iv) the performance of other comparable funds, as discussed in more detail on a Fund-by-Fund basis below.

•	Oppenheimer ESG Revenue ETF. The Board considered that the Fund underperformed its underlying index, the OFI Revenue Weighted ESG Index, and its category median during the one-year period. The Board noted that the Fund commenced operations on October 31, 2016.
•	Oppenheimer Global ESG Revenue ETF. The Board considered that the Fund outperformed its category median for the one-year period, ranking in the 19th percentile of the category, though it underperformed its underlying index, the OFI Revenue Weighted Global ESG Index. The Board noted that the Fund commenced operations on October 31, 2016.

43     OPPENHEIMER ETF TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Unaudited Continued

The Board also received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of each Fund, and by how much, measured in basis points. The Board noted that the Funds have a new portfolio management team consisting of one portfolio manager who has been serving the Fund since August 2017 and another who has been serving the Fund since March 2018. The Board concluded that it would be in the best interests of the Funds and their shareholders to renew the Agreement and that, in light of the management team changes, it would be prudent to allow the Funds’ new management team time to continue developing its performance record with each Fund.

Fees and Expenses of the Funds. The Board considered that, effective September 30, 2017, the Funds have a “unitary fee structure,” which means that each Fund pays the Manager for the advisory and administration services rendered to that Fund. The Manager, in return, pays substantially all of the operating expenses of the Fund, excluding (i) the fee payment under the investment advisory agreement, (ii) distribution fees or expenses under the Fund’s 12b-1 plan (if any), (iii) interest expenses, (iv) taxes, (v) acquired fund fees and expenses, (vi) brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, (vii) credit facility fees and expenses, including interest expenses and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For each Fund, the Board considered that, as a result, the unitary fee encompasses the Fund’s contractual management fee and that currently, the Fund’s unitary fee is equal to the Fund’s total expenses. It also considered that the Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. The Board reviewed the fees paid to the Manager and the other expenses borne by each Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other funds with comparable asset levels and distribution features, as discussed on a Fund-by-Fund basis below.

•	Oppenheimer ESG Revenue ETF. The Board considered that the Fund’s contractual management fee is lower than its peer group median and higher than its category median. It also considered that the Fund’s total expenses are higher than the peer group median and category median. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.
•	Oppenheimer Global ESG Revenue ETF. The Board considered that the Fund’s contractual management fee and total expenses are higher than their respective peer group medians and category medians. In reviewing the Fund’s fees, the Board also noted the Fund’s recent portfolio management team changes and the Manager’s continued investments in the Fund.

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Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the Funds, and information regarding the Manager’s profitability (or lack thereof) from its relationship with the Funds. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs with respect to the ETFs are not specific to individual Funds, and that, as a result, the Manager cannot identify with specificity the asset level per Fund at which these economies of scale will be achieved. The Board further noted the Manager’s assertion that it continues to make significant investments in the development of the Funds. The Board considered that, in light of the unitary fee structure and the significant investment that the Manager has made and continues to make in the Funds, it will continue to consider, as feasible, economies of scale in the context of the total expenses represented by the unitary fee structure.

Other Benefits to the Manager. In evaluating other benefits that accrue to the Manager from its relationship with the Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, is each Fund’s Distributor. The Board reviewed and approved the distribution agreement for each Fund, which sets forth the services provided by the Distributor and costs in so doing. The Board also considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Funds, including compensation paid to the Manager’s affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Funds and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fees, in light of all the surrounding circumstances.

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DISTRIBUTION SOURCES Unaudited

The table below details, on a per-share basis, the percentage of the ETF’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the ETF is paid back to you. A return of capital distribution does not necessarily reflect the ETF’s investment performance and should not be confused with “yield” or “income.” This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. The relative amount of the ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund and scroll down to ‘Analytics’. The Fund’s latest distribution information will be shown, as well as the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer ESG Revenue ETF[1]	12/27/18	12/26/18	12/28/18	78.9%	0.0%	21.1%
Oppenheimer Global ESG Revenue ETF	12/27/18	12/26/18	12/28/18	85.8%	0.0%	14.2%

1. The Fund has made distributions from net profits from the sales of securities and, after giving effect to such distributions, ha d a deficit, in aggregate of (a) accumulated undistributed realized profits less losses on the sale of securities and (b) a cumulative loss, net of realized capital gains/losses and unrealized appreciation/depreciation of portfolio securities, totaled $1.5673 per share as of the date of distribution. Of that amount, $0.5551 per share represents unrealized depreciation of portfolio securities.

46     OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION (Unaudited)

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com

47     OPPENHEIMER ETF TRUST

    OPPENHEIMER ETF TRUST

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Frank Vallario, Vice President
Donal Bishnoi, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Stephanie Bullington , Treasurer and Principal Financial & Accounting Officer

Investment Adviser	OFI Advisors, LLC

Distributor	OppenheimerFunds Distributor, Inc.

Administrator, Custodian and Transfer Agent	The Bank of New York Mellon

Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us
Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.012.1218    December 31, 2018

Semi-Annual Report	12/31/2018

Oppenheimer
ETF Trust

Factor ETFs:
Oppenheimer Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Oppenheimer Russell 2000® Dynamic Multifactor ETF

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by contacting their financial intermediary.

Would you prefer to receive materials like this electronically? See inside front cover for details.

Important Update
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

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1     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2018 to December 31, 2018.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2     OPPENHEIMER ETF TRUST

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2018	Ending Account Value 12/31/2018	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer Russell 1000 Momentum Factor ETF
Actual	$1,000.00	$908.70	0.19%	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Oppenheimer Russell 1000 Value Factor ETF
Actual	$1,000.00	$922.80	0.19%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Oppenheimer Russell 1000 Low Volatility Factor ETF
Actual	$1,000.00	$973.20	0.19%	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Oppenheimer Russell 1000 Size Factor ETF
Actual	$1,000.00	$880.40	0.19%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Oppenheimer Russell 1000 Quality Factor ETF
Actual	$1,000.00	$922.80	0.19%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Oppenheimer Russell 1000 Yield Factor ETF
Actual	$1,000.00	$962.50	0.19%	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Oppenheimer Russell 1000 Dynamic Multifactor ETF
Actual	$1,000.00	$951.10	0.29%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48
Oppenheimer Russell 2000 Dynamic Multifactor ETF
Actual	$1,000.00	$865.70	0.39%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

3     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited

Oppenheimer Russell 1000®
Momentum Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.4%
Banks	4.1
Capital Goods	4.9
Commercial & Professional Services	0.9
Consumer Durables & Apparel	0.9
Consumer Services	2.1
Diversified Financials	4.6
Energy	4.4
Food & Staples Retailing	1.7
Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	8.6
Household & Personal Products	1.6
Insurance	1.8
Materials	2.0
Media & Entertainment	6.3
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Real Estate	3.2
Retailing	8.0
Semiconductors & Semiconductor Equipment	2.8
Software & Services	15.5
Technology Hardware & Equipment	6.5
Telecommunication Services	2.0
Transportation	2.1
Utilities	3.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Oppenheimer Russell 1000®
Value Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.7%
Banks	5.1
Capital Goods	6.2
Commercial & Professional Services	0.9
Consumer Durables & Apparel	1.3
Consumer Services	1.4
Diversified Financials	7.2
Energy	6.7
Food & Staples Retailing	4.7
Food, Beverage & Tobacco	3.9
Health Care Equipment & Services	7.9
Household & Personal Products	2.9
Insurance	5.2
Materials	3.3
Media & Entertainment	5.2
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	3.4
Real Estate	1.4
Retailing	4.9
Semiconductors & Semiconductor Equipment	4.6
Software & Services	3.9
Technology Hardware & Equipment	2.7
Telecommunication Services	5.9
Transportation	2.5
Utilities	6.8
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0
Net Assets	100.0%

Oppenheimer Russell 1000®
Low Volatility Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.3%
Banks	6.6
Capital Goods	7.5
Commercial & Professional Services	0.8
Consumer Durables & Apparel	0.7
Consumer Services	2.2
Diversified Financials	6.4
Energy	3.6
Food & Staples Retailing	2.0
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	6.8
Household & Personal Products	2.8
Insurance	3.7
Materials	2.1
Media & Entertainment	5.8
Money Market Fund	0.1
Pharmaceuticals, Biotechnology & Life Sciences	8.5
Real Estate	3.5
Retailing	2.7
Semiconductors & Semiconductor Equipment	1.9
Software & Services	11.5
Technology Hardware & Equipment	5.7
Telecommunication Services	3.0
Transportation	1.7
Utilities	4.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

4     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited Continued

Oppenheimer Russell 1000®
Size Factor ETF

Industry	% of Net Assets
Automobiles & Components	1.0%
Banks	3.6
Capital Goods	9.5
Commercial & Professional Services	2.1
Consumer Durables & Apparel	3.8
Consumer Services	3.7
Diversified Financials	4.6
Energy	3.5
Food & Staples Retailing	0.5
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	5.6
Household & Personal Products	0.8
Insurance	5.0
Materials	6.4
Media & Entertainment	3.8
Money Market Fund	1.0
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Real Estate	10.7
Retailing	4.0
Semiconductors & Semiconductor Equipment	2.0
Software & Services	10.7
Technology Hardware & Equipment	3.8
Telecommunication Services	0.3
Transportation	2.4
Utilities	4.9
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Oppenheimer Russell 1000®
Quality Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.2%
Capital Goods	7.9
Commercial & Professional Services	0.7
Consumer Durables & Apparel	2.0
Consumer Services	3.2
Diversified Financials	2.1
Energy	7.1
Food & Staples Retailing	2.6
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	5.8
Household & Personal Products	2.7
Insurance	1.2
Materials	1.9
Media & Entertainment	10.6
Money Market Fund	0.1
Pharmaceuticals, Biotechnology & Life Sciences	12.8
Real Estate	2.0
Retailing	6.0
Semiconductors & Semiconductor Equipment	5.9
Software & Services	12.8
Technology Hardware & Equipment	5.9
Transportation	1.9
Utilities	1.3
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

Oppenheimer Russell 1000®
Yield Factor ETF

Industry	% of Net Assets
Automobiles & Components	0.9%
Banks	6.6
Capital Goods	6.4
Commercial & Professional Services	0.4
Consumer Durables & Apparel	0.8
Consumer Services	2.6
Diversified Financials	1.3
Energy	8.6
Food & Staples Retailing	2.0
Food, Beverage & Tobacco	8.2
Health Care Equipment & Services	1.9
Household & Personal Products	3.8
Insurance	2.6
Materials	1.5
Media & Entertainment	1.6
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	14.0
Real Estate	8.0
Retailing	2.5
Semiconductors & Semiconductor Equipment	5.9
Software & Services	2.0
Technology Hardware & Equipment	3.7
Telecommunication Services	5.8
Transportation	1.0
Utilities	7.5
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

5     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS SUMMARY TABLES Unaudited Continued

Oppenheimer Russell 1000®
Dynamic Multifactor ETF

Industry	% of Net Assets
Automobiles & Components	0.5%
Banks	3.1
Capital Goods	7.4
Commercial & Professional Services	2.1
Consumer Durables & Apparel	1.6
Consumer Services	3.8
Diversified Financials	3.8
Energy	4.5
Food & Staples Retailing	2.5
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	9.3
Household & Personal Products	1.3
Insurance	5.2
Materials	4.4
Media & Entertainment	3.6
Money Market Fund	0.6
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Real Estate	4.9
Retailing	9.3
Semiconductors & Semiconductor Equipment	1.4
Software & Services	7.7
Technology Hardware & Equipment	5.5
Telecommunication Services	1.1
Transportation	3.3
Utilities	8.7
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Oppenheimer Russell 2000®
Dynamic Multifactor ETF

Industry	% of Net Assets
Automobiles & Components	1.0%
Banks	10.4
Capital Goods	9.8
Commercial & Professional Services	5.5
Consumer Durables & Apparel	3.3
Consumer Services	4.4
Diversified Financials	5.0
Energy	5.6
Food & Staples Retailing	1.0
Food, Beverage & Tobacco	1.8
Health Care Equipment & Services	7.4
Household & Personal Products	0.7
Insurance	3.4
Materials	3.4
Media & Entertainment	2.8
Money Market Fund	3.0
Pharmaceuticals, Biotechnology & Life Sciences	5.5
Real Estate	4.5
Retailing	6.4
Semiconductors & Semiconductor Equipment	1.2
Software & Services	6.9
Technology Hardware & Equipment	4.7
Telecommunication Services	1.0
Transportation	1.7
Utilities	2.3
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

6     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.4%
Aptiv PLC	28	$1,724
Ford Motor Co.	202	1,545
General Motors Co.	146	4,884
Gentex Corp.	68	1,374
Tesla, Inc.[1,2]	26	8,653
Total Automobiles & Components		18,180

Banks—4.1%
Bank of America Corp.	1,393	34,324
BB&T Corp.	167	7,234
Citigroup, Inc.	256	13,327
Citizens Financial Group, Inc.	50	1,486
Comerica, Inc.	24	1,649
Commerce Bancshares, Inc.[1]	29	1,635
Cullen/Frost Bankers, Inc.[1]	13	1,143
Fifth Third Bancorp	86	2,024
First Republic Bank[1]	37	3,215
Huntington Bancshares, Inc.	208	2,479
JPMorgan Chase & Co.	698	68,139
KeyCorp	141	2,084
M&T Bank Corp.	24	3,435
PNC Financial Services Group, Inc. (The)	70	8,184
Popular, Inc.	36	1,700
Regions Financial Corp.	153	2,047
SunTrust Banks, Inc.	72	3,632
SVB Financial Group[2]	9	1,709
U.S. Bancorp	293	13,390
Webster Financial Corp.	21	1,035
Wells Fargo & Co.	498	22,948
Zions Bancorp NA	31	1,263
Total Banks		198,082

Capital Goods—4.9%
3M Co.	62	11,813
Allegion PLC	22	1,754
Allison Transmission Holdings, Inc.	32	1,405
AMETEK, Inc.	47	3,182
Boeing Co. (The)	146	47,085
Caterpillar, Inc.	66	8,387
Cummins, Inc.	16	2,138
Deere & Co.	55	8,204
Donaldson Co., Inc.	34	1,475
Dover Corp.	37	2,625
Eaton Corp. PLC	74	5,081
Emerson Electric Co.	134	8,006
	Shares	Value
Capital Goods (Continued)
Fastenal Co.[1]	70	$3,660
Flowserve Corp.	40	1,521
Fortive Corp.	60	4,060
General Dynamics Corp.	35	5,502
Graco, Inc.	27	1,130
Harris Corp.	25	3,366
HD Supply Holdings, Inc.[2]	33	1,238
HEICO Corp.	14	1,085
HEICO Corp., Class A	25	1,575
Honeywell International, Inc.	141	18,629
IDEX Corp.	16	2,020
Illinois Tool Works, Inc.	26	3,294
Ingersoll-Rand PLC	74	6,751
Jacobs Engineering Group, Inc.	32	1,871
Johnson Controls International PLC	112	3,321
L3 Technologies, Inc.	13	2,258
Lennox International, Inc.	8	1,751
Lockheed Martin Corp.	35	9,164
Northrop Grumman Corp.	17	4,163
PACCAR, Inc.	37	2,114
Parker-Hannifin Corp.	13	1,939
Raytheon Co.	44	6,747
Rockwell Automation, Inc.	15	2,257
Roper Technologies, Inc.	28	7,463
Snap-on, Inc.[1]	9	1,308
Spirit AeroSystems Holdings, Inc., Class A	17	1,225
Stanley Black & Decker, Inc.	9	1,078
Teledyne Technologies, Inc.[2]	11	2,278
Textron, Inc.	46	2,116
TransDigm Group, Inc.[2]	15	5,101
United Technologies Corp.	168	17,889
W.W. Grainger, Inc.[1]	16	4,518
Wabtec Corp.[1]	22	1,545
Xylem, Inc.	38	2,535
Total Capital Goods		237,627

Commercial & Professional Services—0.9%
Cintas Corp.	24	4,032
Copart, Inc.[2]	54	2,580
CoStar Group, Inc.[2]	11	3,711
Dun & Bradstreet Corp. (The)	11	1,570
IHS Markit Ltd.[2]	102	4,893
KAR Auction Services, Inc.	36	1,718
Republic Services, Inc.	60	4,325
Robert Half International, Inc.	32	1,830

7     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Commercial & Professional Services (Continued)
Rollins, Inc.	49	$1,769
TransUnion	46	2,613
Verisk Analytics, Inc.[2]	53	5,779
Waste Management, Inc.	100	8,899
Total Commercial & Professional Services		43,719

Consumer Durables & Apparel—0.9%
Garmin Ltd.	30	1,900
Hasbro, Inc.[1]	25	2,031
Lululemon Athletica, Inc.[1,2]	35	4,256
NIKE, Inc., Class B	342	25,356
Ralph Lauren Corp.	17	1,759
Tapestry, Inc.	44	1,485
Under Armour, Inc., Class A2	66	1,166
Under Armour, Inc., Class C2	69	1,116
VF Corp.	81	5,778
Total Consumer Durables & Apparel		44,847

Consumer Services—2.1%
Bright Horizons Family Solutions, Inc.[2]	19	2,117
Carnival Corp.	52	2,563
Chipotle Mexican Grill, Inc.[2]	9	3,886
Darden Restaurants, Inc.	41	4,094
Domino’s Pizza, Inc.[1]	15	3,720
Dunkin’ Brands Group, Inc.[1]	25	1,603
Grand Canyon Education, Inc.[2]	16	1,538
H&R Block, Inc.[1]	45	1,142
Hilton Worldwide Holdings, Inc.	40	2,872
Las Vegas Sands Corp.	22	1,145
Marriott International, Inc., Class A	35	3,800
McDonald’s Corp.	182	32,318
Norwegian Cruise Line Holdings Ltd.[2]	29	1,229
Royal Caribbean Cruises Ltd.	18	1,760
Service Corp. International	53	2,134
ServiceMaster Global Holdings, Inc.[2]	40	1,470
Starbucks Corp.	349	22,476
Vail Resorts, Inc.	13	2,741
Yum China Holdings, Inc.	35	1,173
Yum! Brands, Inc.	73	6,710
Total Consumer Services		100,491
	Shares	Value
Diversified Financials—4.6%
AGNC Investment Corp.	72	$1,263
Ally Financial, Inc.	47	1,065
American Express Co.	179	17,062
Annaly Capital Management, Inc.	154	1,512
Bank of New York Mellon Corp. (The)	118	5,554
Berkshire Hathaway, Inc., Class B2	462	94,331
BlackRock, Inc.	8	3,143
Capital One Financial Corp.	60	4,535
Cboe Global Markets, Inc.	11	1,076
Charles Schwab Corp. (The)	151	6,271
CME Group, Inc.	121	22,763
Credit Acceptance Corp.[1,2]	4	1,527
Discover Financial Services	50	2,949
E*TRADE Financial Corp.	52	2,282
FactSet Research Systems, Inc.	10	2,001
Goldman Sachs Group, Inc. (The)	21	3,508
Intercontinental Exchange, Inc.	153	11,525
LPL Financial Holdings, Inc.	22	1,344
MarketAxess Holdings, Inc.	9	1,902
Moody’s Corp.	27	3,781
Morgan Stanley	103	4,084
MSCI, Inc.	26	3,833
Nasdaq, Inc.	31	2,529
New Residential Investment Corp.	76	1,080
Northern Trust Corp.	37	3,093
Raymond James Financial, Inc.	15	1,116
S&P Global, Inc.	56	9,517
Starwood Property Trust, Inc.	66	1,301
T. Rowe Price Group, Inc.	34	3,139
TD Ameritrade Holding Corp.	53	2,595
Voya Financial, Inc.[1]	25	1,003
Total Diversified Financials		222,684

Energy—4.4%
Anadarko Petroleum Corp.	147	6,444
Apache Corp.[1]	59	1,549
Cabot Oil & Gas Corp.[1]	68	1,520
Cheniere Energy, Inc.[2]	72	4,262
Chevron Corp.	369	40,143
Concho Resources, Inc.[2]	35	3,598

8     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
ConocoPhillips	377	$23,506
Diamondback Energy, Inc.	32	2,966
EOG Resources, Inc.	127	11,076
Exxon Mobil Corp.	703	47,938
Halliburton Co.	35	930
Helmerich & Payne, Inc.	27	1,294
Hess Corp.	90	3,645
HollyFrontier Corp.	55	2,812
Kinder Morgan, Inc.	334	5,137
Marathon Oil Corp.	222	3,183
Marathon Petroleum Corp.	122	7,199
Murphy Oil Corp.[1]	44	1,029
National Oilwell Varco, Inc.	71	1,825
Noble Energy, Inc.	81	1,519
Occidental Petroleum Corp.	165	10,128
ONEOK, Inc.	129	6,959
PBF Energy, Inc., Class A1	37	1,209
Phillips 66	71	6,117
Pioneer Natural Resources Co.	30	3,946
Schlumberger Ltd.	84	3,031
Targa Resources Corp.	54	1,945
Valero Energy Corp.	66	4,948
Williams Cos., Inc. (The)	120	2,646
WPX Energy, Inc.[2]	102	1,158
Total Energy		213,662

Food & Staples Retailing—1.7%
Casey’s General Stores, Inc.	11	1,410
Costco Wholesale Corp.	129	26,279
Kroger Co. (The)	217	5,967
Sysco Corp.	116	7,269
US Foods Holding Corp.[2]	44	1,392
Walgreens Boots Alliance, Inc.	225	15,374
Walmart, Inc.	269	25,057
Total Food & Staples Retailing		82,748

Food, Beverage & Tobacco—2.8%
Altria Group, Inc.	142	7,013
Archer-Daniels-Midland Co.	154	6,309
Brown-Forman Corp., Class B	37	1,761
Coca-Cola Co. (The)	938	44,414
Conagra Brands, Inc.	53	1,132
Constellation Brands, Inc., Class A	16	2,573
General Mills, Inc.	39	1,519
Hershey Co. (The)	22	2,358
Hormel Foods Corp.[1]	87	3,713
JM Smucker Co. (The)	17	1,589
Kellogg Co.	39	2,223
	Shares	Value
Food, Beverage & Tobacco (Continued)
Lamb Weston Holdings, Inc.	53	$3,899
McCormick & Co., Inc.	44	6,127
Mondelez International, Inc., Class A	286	11,449
Monster Beverage Corp.[2]	38	1,870
PepsiCo, Inc.	261	28,835
Philip Morris International, Inc.	115	7,678
Post Holdings, Inc.[2]	20	1,783
Total Food, Beverage & Tobacco		136,245

Health Care Equipment & Services—8.6%
Abbott Laboratories	575	41,590
ABIOMED, Inc.[2]	16	5,201
Align Technology, Inc.[2]	12	2,513
AmerisourceBergen Corp.	24	1,786
Anthem, Inc.	84	22,061
Baxter International, Inc.	95	6,253
Becton Dickinson and Co.	66	14,871
Boston Scientific Corp.[2]	495	17,493
Cardinal Health, Inc.	34	1,516
Centene Corp.[2]	73	8,417
Cerner Corp.[2]	25	1,311
Chemed Corp.	5	1,416
Cigna Corp.	95	18,042
Cooper Cos., Inc. (The)	13	3,309
CVS Health Corp.	316	20,704
Danaher Corp.	148	15,262
DexCom, Inc.[2]	32	3,834
Edwards Lifesciences Corp.[2]	73	11,181
Encompass Health Corp.	36	2,221
HCA Healthcare, Inc.	101	12,570
Henry Schein, Inc.[2]	46	3,612
Hill-Rom Holdings, Inc.	17	1,505
Hologic, Inc.[2]	41	1,685
Humana, Inc.	44	12,605
IDEXX Laboratories, Inc.[2]	28	5,209
Insulet Corp.[1,2]	17	1,348
Intuitive Surgical, Inc.[2]	39	18,678
Laboratory Corp. of America Holdings[2]	20	2,527
Masimo Corp.[2]	15	1,611
McKesson Corp.	10	1,105
Medtronic PLC	357	32,473
Molina Healthcare, Inc.[1,2]	23	2,673
Penumbra, Inc.[1,2]	11	1,344
Quest Diagnostics, Inc.	22	1,832
ResMed, Inc.	43	4,896
STERIS PLC	28	2,992
Stryker Corp.	87	13,637

9     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Teleflex, Inc.[1]	9	$2,326
UnitedHealth Group, Inc.	291	72,494
Universal Health Services, Inc., Class B	23	2,681
Varian Medical Systems, Inc.[2]	19	2,153
Veeva Systems, Inc., Class A2	45	4,019
WellCare Health Plans, Inc.[2]	15	3,541
West Pharmaceutical Services, Inc.	18	1,765
Zimmer Biomet Holdings, Inc.	38	3,941
Total Health Care Equipment & Services		414,203

Household & Personal Products—1.6%
Church & Dwight Co., Inc.	84	5,524
Clorox Co. (The)	32	4,933
Colgate-Palmolive Co.	83	4,940
Estee Lauder Cos., Inc., (The), Class A	53	6,895
Herbalife Nutrition Ltd.[2]	40	2,358
Kimberly-Clark Corp.	52	5,925
Procter & Gamble Co. (The)	522	47,982
Total Household & Personal Products		78,557

Insurance—1.8%
Aflac, Inc.	140	6,378
Alleghany Corp.	3	1,870
Allstate Corp. (The)	34	2,809
American Financial Group, Inc.	14	1,267
American International Group, Inc.	36	1,419
Aon PLC	70	10,175
Arch Capital Group Ltd.[2]	48	1,283
Arthur J. Gallagher & Co.	56	4,127
Assured Guaranty Ltd.	29	1,110
Brown & Brown, Inc.	60	1,654
Chubb Ltd.	54	6,976
Cincinnati Financial Corp.	37	2,865
Everest Re Group Ltd.	7	1,524
Loews Corp.	44	2,003
Markel Corp.[2]	2	2,076
Marsh & McLennan Cos., Inc.	113	9,012
MetLife, Inc.	88	3,613
Old Republic International Corp.	73	1,502
Progressive Corp. (The)	174	10,497
Prudential Financial, Inc.	28	2,283
Reinsurance Group of America, Inc.	9	1,262
	Shares	Value
Insurance (Continued)
Torchmark Corp.	16	$1,192
Travelers Cos., Inc. (The)	41	4,910
W.R. Berkley Corp.	24	1,774
Willis Towers Watson PLC	25	3,797
Total Insurance		87,378

Materials—2.0%
Air Products & Chemicals, Inc.	45	7,202
AptarGroup, Inc.	19	1,787
Ashland Global Holdings, Inc.	17	1,206
Ball Corp.	109	5,012
Celanese Corp.[1]	21	1,889
CF Industries Holdings, Inc.	65	2,828
DowDuPont, Inc.	206	11,017
Eastman Chemical Co.	19	1,389
Ecolab, Inc.	73	10,756
FMC Corp.	16	1,183
International Flavors & Fragrances, Inc.	14	1,880
International Paper Co.	35	1,413
Linde PLC	119	18,569
LyondellBasell Industries NV, Class A	39	3,243
Martin Marietta Materials, Inc.[1]	8	1,375
Mosaic Co. (The)	127	3,710
Newmont Mining Corp.	72	2,495
Nucor Corp.	70	3,627
PPG Industries, Inc.	34	3,476
RPM International, Inc.	42	2,469
Sherwin-Williams Co. (The)	17	6,689
Sonoco Products Co.	23	1,222
Steel Dynamics, Inc.	40	1,202
Vulcan Materials Co.	14	1,383
Total Materials		97,022

Media & Entertainment—6.3%
Activision Blizzard, Inc.	38	1,770
Alphabet, Inc., Class A2	51	53,293
Alphabet, Inc., Class C2	52	53,852
Cable One, Inc.	1	820
CBS Corp., Class B	53	2,317
Charter Communications, Inc., Class A1,2	32	9,119
Comcast Corp., Class A	766	26,082
Discovery, Inc., Class A1,2	56	1,385
Discovery, Inc., Class C2	124	2,862
Electronic Arts, Inc.[2]	17	1,342

10     OPPENHEIMER ETF TRUST

	Shares	Value
Media & Entertainment (Continued)
Facebook, Inc., Class A2	126	$16,517
IAC/InterActiveCorp[2]	27	4,942
Interpublic Group of Cos., Inc. (The)	113	2,331
Liberty Broadband Corp., Class C2	18	1,297
Liberty Media Corp.-Liberty SiriusXM, Class C2	30	1,109
Live Nation Entertainment, Inc.[1,2]	44	2,167
Madison Square Garden Co. (The), Class A2	6	1,606
Netflix, Inc.[2]	152	40,684
Omnicom Group, Inc.	48	3,516
Sirius XM Holdings, Inc.[1]	358	2,044
Take-Two Interactive Software, Inc.[2]	21	2,162
TripAdvisor, Inc.[2]	39	2,104
Twenty-First Century Fox, Inc., Class A	366	17,612
Twenty-First Century Fox, Inc., Class B	173	8,266
Twitter, Inc.[2]	261	7,501
Viacom, Inc., Class B	86	2,210
Walt Disney Co. (The)	308	33,772
Total Media & Entertainment		302,682

Pharmaceuticals, Biotechnology & Life Sciences—9.4%
AbbVie, Inc.	238	21,941
Agilent Technologies, Inc.	49	3,306
Alexion Pharmaceuticals, Inc.[2]	40	3,894
Allergan PLC	44	5,881
Amgen, Inc.	161	31,342
Biogen, Inc.[2]	33	9,930
BioMarin Pharmaceutical, Inc.[1,2]	34	2,895
Bio-Rad Laboratories, Inc., Class A2	5	1,161
Bio-Techne Corp.	12	1,737
Bristol-Myers Squibb Co.	173	8,993
Charles River Laboratories International, Inc.[2]	14	1,585
Eli Lilly & Co.	322	37,262
Exact Sciences Corp.[2]	42	2,650
Gilead Sciences, Inc.	172	10,759
Illumina, Inc.[2]	53	15,896
Ionis Pharmaceuticals, Inc.[1,2]	24	1,297
IQVIA Holdings, Inc.[2]	45	5,228
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Jazz Pharmaceuticals PLC[2]	12	$1,488
Johnson & Johnson	543	70,074
Merck & Co., Inc.	912	69,686
Mettler-Toledo International, Inc.[1,2]	3	1,697
Mylan NV2	47	1,288
Neurocrine Biosciences, Inc.[1,2]	29	2,071
PerkinElmer, Inc.	29	2,278
Pfizer, Inc.	1,714	74,816
PRA Health Sciences, Inc.[2]	14	1,287
QIAGEN NV2	49	1,688
Regeneron Pharmaceuticals, Inc.[2]	8	2,988
Sarepta Therapeutics, Inc.[1,2]	25	2,728
Seattle Genetics, Inc.[2]	25	1,416
Thermo Fisher Scientific, Inc.	126	28,198
Vertex Pharmaceuticals, Inc.[2]	65	10,771
Waters Corp.[2]	14	2,641
Zoetis, Inc.	158	13,515
Total Pharmaceuticals, Biotechnology & Life Sciences		454,387

Real Estate—3.2%
Alexandria Real Estate Equities, Inc.	15	1,729
American Campus Communities, Inc.	26	1,076
American Tower Corp.	121	19,141
Apartment Investment & Management Co., Class A	35	1,536
AvalonBay Communities, Inc.	29	5,047
Boston Properties, Inc.	26	2,926
Camden Property Trust	16	1,409
CBRE Group, Inc., Class A2	57	2,282
Crown Castle International Corp.	83	9,016
CubeSmart	41	1,176
Digital Realty Trust, Inc.	36	3,836
Duke Realty Corp.	74	1,917
EPR Properties	18	1,153
Equinix, Inc.	7	2,468
Equity LifeStyle Properties, Inc.	19	1,845
Equity Residential	83	5,479
Essex Property Trust, Inc.	13	3,188

11     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Real Estate (Continued)
Extra Space Storage, Inc.	30	$2,714
Federal Realty Investment Trust	13	1,534
Gaming and Leisure Properties, Inc.	32	1,034
HCP, Inc.	119	3,324
Host Hotels & Resorts, Inc.	125	2,084
Iron Mountain, Inc.	39	1,264
JBG SMITH Properties	29	1,009
Lamar Advertising Co., Class A	17	1,176
Liberty Property Trust	29	1,215
Life Storage, Inc.	12	1,116
Medical Properties Trust, Inc.	114	1,833
Mid-America Apartment Communities, Inc.	21	2,010
National Retail Properties, Inc.	45	2,183
Omega Healthcare Investors, Inc.	69	2,425
Park Hotels & Resorts, Inc.	55	1,429
Prologis, Inc.	125	7,340
Public Storage	28	5,667
Realty Income Corp.	80	5,043
Regency Centers Corp.	21	1,232
SBA Communications Corp.[2]	23	3,723
Simon Property Group, Inc.	83	13,943
SL Green Realty Corp.	12	949
STORE Capital Corp.	54	1,529
Sun Communities, Inc.	21	2,136
UDR, Inc.	59	2,338
Ventas, Inc.	64	3,750
VEREIT, Inc.	199	1,423
VICI Properties, Inc.	74	1,390
Vornado Realty Trust	24	1,489
Welltower, Inc.	91	6,316
WP Carey, Inc.	31	2,026
Total Real Estate		151,868

Retailing—8.0%
Advance Auto Parts, Inc.	26	4,094
Amazon.com, Inc.[2]	139	208,774
AutoZone, Inc.[2]	7	5,868
Best Buy Co., Inc.	46	2,436
Booking Holdings, Inc.[2]	10	17,224
Burlington Stores, Inc.[1,2]	24	3,904
CarMax, Inc.[1,2]	21	1,317
Dollar General Corp.	82	8,863
Dollar Tree, Inc.[2]	14	1,265
	Shares	Value
Retailing (Continued)
Expedia Group, Inc.	19	$2,140
Foot Locker, Inc.	30	1,596
Genuine Parts Co.	37	3,553
GrubHub, Inc.[2]	27	2,074
Home Depot, Inc. (The)	188	32,302
Kohl’s Corp.	60	3,980
Lowe’s Cos., Inc.	191	17,641
Macy’s, Inc.	108	3,216
Nordstrom, Inc.[1]	31	1,445
O’Reilly Automotive, Inc.[2]	29	9,986
Pool Corp.[1]	11	1,635
Qurate Retail, Inc.[2]	56	1,093
Ross Stores, Inc.	116	9,651
Target Corp.	174	11,500
Tiffany & Co.	26	2,093
TJX Cos., Inc. (The)	439	19,641
Tractor Supply Co.	42	3,505
Ulta Beauty, Inc.[2]	20	4,897
Wayfair, Inc., Class A2	14	1,261
Total Retailing		386,954

Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc.[1,2]	347	6,406
Analog Devices, Inc.	75	6,437
Broadcom, Inc.	50	12,714
Intel Corp.	1,143	53,641
KLA-Tencor Corp.	21	1,879
Lam Research Corp.	10	1,362
Maxim Integrated Products, Inc.	55	2,797
Microchip Technology, Inc.[1]	23	1,654
Micron Technology, Inc.[2]	146	4,633
Monolithic Power Systems, Inc.	11	1,279
NVIDIA Corp.	52	6,942
NXP Semiconductors NV	13	953
Qorvo, Inc.[2]	22	1,336
QUALCOMM, Inc.	127	7,227
Texas Instruments, Inc.	161	15,214
Xilinx, Inc.	88	7,495
Total Semiconductors & Semiconductor Equipment		131,969

Software & Services—15.5%
Accenture PLC, Class A	152	21,434
Adobe, Inc.[2]	168	38,008
Akamai Technologies, Inc.[2]	47	2,871
Amdocs Ltd.	26	1,523
ANSYS, Inc.[2]	18	2,573

12     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services (Continued)
Aspen Technology, Inc.[2]	22	$1,808
Atlassian Corp. PLC, Class A2	37	3,292
Autodesk, Inc.[2]	67	8,617
Automatic Data Processing, Inc.	139	18,226
Black Knight, Inc.[2]	34	1,532
Booz Allen Hamilton Holding Corp.	49	2,208
Broadridge Financial Solutions, Inc.	32	3,080
Cadence Design Systems, Inc.[2]	57	2,478
Citrix Systems, Inc.	42	4,303
Cognizant Technology Solutions Corp., Class A	95	6,031
EPAM Systems, Inc.[2]	14	1,624
Euronet Worldwide, Inc.[1,2]	15	1,536
Fair Isaac Corp.[2]	9	1,683
Fidelity National Information Services, Inc.	86	8,819
FireEye, Inc.[1,2]	63	1,021
First Data Corp., Class A2	122	2,063
Fiserv, Inc.[2]	119	8,745
FleetCor Technologies, Inc.[2]	18	3,343
Fortinet, Inc.[2]	52	3,662
Gartner, Inc.[2]	26	3,324
Global Payments, Inc.	36	3,713
GoDaddy, Inc., Class A2	53	3,478
Guidewire Software, Inc.[2]	23	1,845
International Business Machines Corp.	71	8,071
Intuit, Inc.	81	15,945
Jack Henry & Associates, Inc.	22	2,783
Leidos Holdings, Inc.	26	1,371
Mastercard, Inc., Class A	304	57,350
Microsoft Corp.	2,416	245,393
Nutanix, Inc., Class A1,2	39	1,622
Okta, Inc.[2]	32	2,042
Oracle Corp.	565	25,510
Palo Alto Networks, Inc.[2]	24	4,520
Paychex, Inc.	60	3,909
Paycom Software, Inc.[1,2]	18	2,204
PayPal Holdings, Inc.[2]	298	25,059
PTC, Inc.[2]	42	3,482
Red Hat, Inc.[2]	61	10,714
RingCentral, Inc., Class A2	25	2,061
Sabre Corp.	85	1,839
salesforce.com, Inc.[2]	227	31,092
ServiceNow, Inc.[2]	60	10,683
	Shares	Value
Software & Services (Continued)
Splunk, Inc.[1,2]	44	$4,613
Square, Inc., Class A2	108	6,058
SS&C Technologies Holdings, Inc.	56	2,526
Synopsys, Inc.[2]	28	2,359
Tableau Software, Inc., Class A2	26	3,120
Total System Services, Inc.	48	3,902
Twilio, Inc., Class A1,2	27	2,411
Tyler Technologies, Inc.[2]	8	1,487
Ultimate Software Group, Inc. (The)[2]	8	1,959
VeriSign, Inc.[2]	36	5,338
Visa, Inc., Class A	542	71,511
VMware, Inc., Class A	23	3,154
Western Union Co. (The)	77	1,314
WEX, Inc.[2]	12	1,681
Workday, Inc., Class A1,2	48	7,665
Worldpay, Inc., Class A2	67	5,121
Zendesk, Inc.[2]	39	2,276
Total Software & Services		744,985

Technology Hardware & Equipment—6.5%
Amphenol Corp., Class A	51	4,132
Apple, Inc.	1,202	189,603
Arista Networks, Inc.[2]	11	2,318
ARRIS International PLC[2]	46	1,406
Avnet, Inc.	28	1,011
CDW Corp.	49	3,971
Cisco Systems, Inc.	1,414	61,269
Corning, Inc.	148	4,471
Dell Technologies, Inc., Class C1,2	46	2,269
Dolby Laboratories, Inc., Class A	16	989
F5 Networks, Inc.[2]	21	3,403
FLIR Systems, Inc.	25	1,089
Hewlett Packard Enterprise Co.	324	4,280
HP, Inc.	441	9,023
Juniper Networks, Inc.	65	1,749
Keysight Technologies, Inc.[2]	65	4,035
Motorola Solutions, Inc.	58	6,672
National Instruments Corp.	33	1,498
NetApp, Inc.	84	5,012
Zebra Technologies Corp., Class A2	20	3,185
Total Technology Hardware & Equipment		311,385

13     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Telecommunication Services—2.0%
AT&T, Inc.	581	$16,582
CenturyLink, Inc.	290	4,393
Telephone & Data Systems, Inc.	34	1,106
T-Mobile US, Inc.[2]	73	4,644
Verizon Communications, Inc.	1,198	67,352
Total Telecommunication Services		94,077

Transportation—2.1%
Alaska Air Group, Inc.	19	1,156
C.H. Robinson Worldwide, Inc.	30	2,523
CSX Corp.	282	17,521
Delta Air Lines, Inc.	119	5,938
Expeditors International of Washington, Inc.	46	3,132
FedEx Corp.	33	5,324
JB Hunt Transport Services, Inc.	13	1,209
Kansas City Southern	13	1,241
Kirby Corp.[1,2]	17	1,145
Norfolk Southern Corp.	84	12,561
Old Dominion Freight Line, Inc.	13	1,605
Southwest Airlines Co.	37	1,720
Union Pacific Corp.	207	28,614
United Continental Holdings, Inc.[2]	88	7,368
United Parcel Service, Inc., Class B	103	10,046
XPO Logistics, Inc.[1,2]	21	1,198
Total Transportation		102,301

Utilities—3.2%
AES Corp.	240	3,470
Alliant Energy Corp.	49	2,070
Ameren Corp.	66	4,305
American Electric Power Co., Inc.	99	7,399
American Water Works Co., Inc.	37	3,359
Atmos Energy Corp.	27	2,503
CenterPoint Energy, Inc.	88	2,484
CMS Energy Corp.	61	3,029
Consolidated Edison, Inc.	36	2,753
Dominion Energy, Inc.	72	5,145
DTE Energy Co.	40	4,412
Duke Energy Corp.	138	11,909
Edison International	21	1,192
	Shares	Value
Utilities (Continued)
Entergy Corp.	40	$3,443
Evergy, Inc.	65	3,690
Eversource Energy	68	4,423
Exelon Corp.	263	11,861
FirstEnergy Corp.	155	5,820
NextEra Energy, Inc.	130	22,597
NiSource, Inc.	63	1,597
NRG Energy, Inc.	104	4,118
OGE Energy Corp.	57	2,234
Pinnacle West Capital Corp.	21	1,789
PPL Corp.[1]	101	2,861
Public Service Enterprise Group, Inc.	109	5,674
SCANA Corp.	24	1,147
Sempra Energy	50	5,410
Southern Co. (The)	154	6,764
UGI Corp.	51	2,721
Vectren Corp.	19	1,368
Vistra Energy Corp.[2]	137	3,136
WEC Energy Group, Inc.	70	4,848
Xcel Energy, Inc.	101	4,976
Total Utilities		154,507
Total Common Stocks (Cost $4,642,062)		4,810,560
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $3,774)	3,774	3,774
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $9,833)	9,833	9,833
Total Investments—100.1% (Cost $4,655,669)		4,824,167
Liabilities in Excess of Other Assets—(0.1)%		(6,796)
Net Assets—100.0%		$4,817,371

PLC – Public Limited Company

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $122,175; total value of the collateral held by the Fund was $124,126. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $114,293 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

14     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.7%
Adient PLC	65	$979
Aptiv PLC	94	5,788
BorgWarner, Inc.	125	4,342
Ford Motor Co.	2,714	20,762
General Motors Co.	911	30,473
Gentex Corp.	105	2,122
Goodyear Tire & Rubber Co. (The)	167	3,408
Harley-Davidson, Inc.	106	3,617
Lear Corp.	45	5,529
Thor Industries, Inc.	32	1,664
Visteon Corp.[1,2]	18	1,085
Total Automobiles & Components		79,769

Banks—5.1%
Associated Banc-Corp.	62	1,227
Bank OZK[1]	44	1,004
BankUnited, Inc.	58	1,737
BB&T Corp.	330	14,296
CIT Group, Inc.	51	1,952
Citizens Financial Group, Inc.	210	6,243
Comerica, Inc.	51	3,503
Commerce Bancshares, Inc.[1]	25	1,409
Cullen/Frost Bankers, Inc.[1]	17	1,495
East West Bancorp, Inc.	42	1,828
F.N.B. Corp.[1]	106	1,043
Fifth Third Bancorp	318	7,483
First Citizens BancShares, Inc., Class A	4	1,508
First Republic Bank[1]	42	3,650
Huntington Bancshares, Inc.	498	5,936
KeyCorp	445	6,577
M&T Bank Corp.	67	9,590
New York Community Bancorp, Inc.	306	2,879
PacWest Bancorp	38	1,265
People’s United Financial, Inc.[1]	125	1,804
PNC Financial Services Group, Inc. (The)	172	20,109
Popular, Inc.	53	2,503
Prosperity Bancshares, Inc.	21	1,308
Regions Financial Corp.	498	6,663
Signature Bank	17	1,748
SunTrust Banks, Inc.	260	13,114
Synovus Financial Corp.[1]	43	1,376
U.S. Bancorp	574	26,232
	Shares	Value
Banks (Continued)
Umpqua Holdings Corp.	75	$1,192
Webster Financial Corp.	27	1,331
Wells Fargo & Co.	1,776	81,838
Western Alliance Bancorp[2]	25	987
Wintrust Financial Corp.	17	1,130
Zions Bancorp NA	70	2,852
Total Banks		238,812

Capital Goods—6.2%
A.O. Smith Corp.	32	1,366
Acuity Brands, Inc.	19	2,184
AECOM[1,2]	109	2,888
AGCO Corp.	43	2,394
Air Lease Corp.	64	1,933
Allegion PLC[1]	25	1,993
Allison Transmission Holdings, Inc.	58	2,547
Arconic, Inc.	231	3,895
Arcosa, Inc.[2]	26	720
BWX Technologies, Inc.	17	650
Carlisle Cos., Inc.	23	2,312
Colfax Corp.[2]	36	752
Crane Co.	19	1,371
Cummins, Inc.	88	11,760
Curtiss-Wright Corp.	14	1,430
Deere & Co.	106	15,812
Donaldson Co., Inc.[1]	34	1,475
Dover Corp.	68	4,825
Eaton Corp. PLC	230	15,792
Flowserve Corp.	39	1,483
Fluor Corp.	91	2,930
Fortune Brands Home & Security, Inc.	62	2,355
General Dynamics Corp.	99	15,564
Graco, Inc.	34	1,423
HD Supply Holdings, Inc.[2]	115	4,315
Hexcel Corp.	26	1,491
Hubbell, Inc.	21	2,086
Huntington Ingalls Industries, Inc.	21	3,997
IDEX Corp.	14	1,768
Ingersoll-Rand PLC	112	10,218
ITT, Inc.	33	1,593
Jacobs Engineering Group, Inc.	57	3,332
Johnson Controls International PLC	324	9,607
L3 Technologies, Inc.	29	5,036
Lennox International, Inc.	11	2,407

15     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Capital Goods (Continued)
Lincoln Electric Holdings, Inc.	20	$1,577
Lockheed Martin Corp.	92	24,089
Masco Corp.	118	3,450
Middleby Corp. (The)[1,2]	18	1,849
MSC Industrial Direct Co., Inc., Class A	14	1,077
Nordson Corp.	14	1,671
nVent Electric PLC	66	1,482
Oshkosh Corp.	38	2,330
Owens Corning	66	2,903
PACCAR, Inc.	206	11,771
Parker-Hannifin Corp.	44	6,562
Pentair PLC	78	2,947
Quanta Services, Inc.	92	2,769
Regal Beloit Corp.	23	1,611
Sensata Technologies Holding PLC[2]	50	2,242
Snap-on, Inc.[1]	24	3,487
Spirit AeroSystems Holdings, Inc., Class A	42	3,028
Stanley Black & Decker, Inc.	64	7,663
Teledyne Technologies, Inc.[2]	8	1,657
Terex Corp.[1]	35	965
Textron, Inc.	95	4,369
Timken Co. (The)	33	1,232
Toro Co. (The)	31	1,732
Trinity Industries, Inc.	80	1,647
United Rentals, Inc.[2]	47	4,819
United Technologies Corp.	281	29,921
Univar, Inc.[2]	75	1,331
USG Corp.[1]	28	1,194
Valmont Industries, Inc.	9	999
W.W. Grainger, Inc.[1]	16	4,518
WABCO Holdings, Inc.[2]	33	3,542
Wabtec Corp.[1]	16	1,124
Watsco, Inc.[1]	9	1,252
WESCO International, Inc.[2]	32	1,536
Xylem, Inc.	43	2,869
Total Capital Goods		292,919

Commercial & Professional Services—0.9%
Clean Harbors, Inc.[2]	21	1,036
Copart, Inc.[2]	32	1,529
CoStar Group, Inc.[2]	3	1,012
Dun & Bradstreet Corp. (The)	12	1,713
Equifax, Inc.	30	2,794
KAR Auction Services, Inc.	48	2,291
ManpowerGroup, Inc.	44	2,851
	Shares	Value
Commercial & Professional Services (Continued)
Nielsen Holdings PLC	180	$4,199
Republic Services, Inc.	78	5,623
Robert Half International, Inc.	43	2,460
Stericycle, Inc.[1,2]	20	734
Waste Management, Inc.	197	17,531
Total Commercial & Professional Services		43,773

Consumer Durables & Apparel—1.3%
Brunswick Corp.	36	1,672
Carter’s, Inc.[1]	19	1,551
D.R. Horton, Inc.	146	5,060
Garmin Ltd.	60	3,799
Hanesbrands, Inc.[1]	216	2,706
Hasbro, Inc.[1]	47	3,819
Leggett & Platt, Inc.[1]	64	2,294
Lennar Corp., Class A	111	4,346
Michael Kors Holdings Ltd.[2]	77	2,920
Mohawk Industries, Inc.[2]	29	3,392
Newell Brands, Inc.[1]	300	5,577
NVR, Inc.[2]	1	2,437
Polaris Industries, Inc.	24	1,840
PulteGroup, Inc.[1]	144	3,742
PVH Corp.	25	2,324
Ralph Lauren Corp.	21	2,173
Skechers U.S.A., Inc., Class A2	56	1,282
Tapestry, Inc.	92	3,105
Tempur Sealy International, Inc.[1,2]	25	1,035
Toll Brothers, Inc.	94	3,095
Whirlpool Corp.	48	5,130
Total Consumer Durables & Apparel		63,299

Consumer Services—1.4%
Aramark	151	4,375
Carnival Corp.	191	9,416
Chipotle Mexican Grill, Inc.[2]	4	1,727
Darden Restaurants, Inc.	52	5,193
Domino’s Pizza, Inc.[1]	7	1,736
Dunkin’ Brands Group, Inc.[1]	18	1,154
Extended Stay America, Inc.	61	946
frontdoor, Inc.[2]	30	798
Graham Holdings Co., Class B1	4	2,562
Grand Canyon Education, Inc.[2]	10	961
H&R Block, Inc.[1]	134	3,400

16     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services (Continued)
Hilton Grand Vacations, Inc.[1,2]	39	$1,029
MGM Resorts International	236	5,725
Norwegian Cruise Line Holdings Ltd.[2]	109	4,621
Royal Caribbean Cruises Ltd.	90	8,801
Service Corp. International	83	3,342
ServiceMaster Global Holdings, Inc.[2]	33	1,212
Six Flags Entertainment Corp.	21	1,168
Vail Resorts, Inc.	7	1,476
Wyndham Destinations, Inc.	67	2,401
Wyndham Hotels & Resorts, Inc.	21	953
Yum China Holdings, Inc.	110	3,688
Total Consumer Services		66,684

Diversified Financials—7.2%
Affiliated Managers Group, Inc.	26	2,534
AGNC Investment Corp.	246	4,315
Ally Financial, Inc.	297	6,730
American Express Co.	408	38,891
Ameriprise Financial, Inc.	78	8,141
Annaly Capital Management, Inc.	789	7,748
AXA Equitable Holdings, Inc.	79	1,314
Bank of New York Mellon Corp. (The)	348	16,380
Berkshire Hathaway, Inc., Class B2	681	139,047
BGC Partners, Inc., Class A	176	910
Capital One Financial Corp.	329	24,869
Cboe Global Markets, Inc.	16	1,565
Chimera Investment Corp.	167	2,976
Credit Acceptance Corp.[1,2]	5	1,909
Discover Financial Services	227	13,389
Evercore, Inc., Class A	20	1,431
FactSet Research Systems, Inc.	7	1,401
Franklin Resources, Inc.	144	4,271
Interactive Brokers Group, Inc., Class A1	17	929
Invesco Ltd.	231	3,867
Jefferies Financial Group, Inc.	212	3,680
Lazard Ltd., Class A	75	2,768
	Shares	Value
Diversified Financials (Continued)
Legg Mason, Inc.	47	$1,199
LPL Financial Holdings, Inc.	34	2,077
MFA Financial, Inc.	162	1,082
Nasdaq, Inc.	31	2,529
Navient Corp.[1]	178	1,568
New Residential Investment Corp.	99	1,407
Northern Trust Corp.	63	5,266
OneMain Holdings, Inc.[2]	52	1,263
Raymond James Financial, Inc.	52	3,869
Santander Consumer USA Holdings, Inc.[1]	80	1,407
SEI Investments Co.	27	1,247
State Street Corp.	219	13,812
Synchrony Financial	513	12,035
Two Harbors Investment Corp.	117	1,502
Voya Financial, Inc.[1]	53	2,127
Total Diversified Financials		341,455

Energy—6.7%
Antero Resources Corp.[1,2]	167	1,568
Apache Corp.[1]	235	6,169
Cabot Oil & Gas Corp.[1]	63	1,408
Chesapeake Energy Corp.[1,2]	625	1,312
Chevron Corp.	693	75,391
Cimarex Energy Co.	39	2,404
CNX Resources Corp.[1,2]	130	1,485
Devon Energy Corp.	269	6,063
Diamondback Energy, Inc.	26	2,410
EQT Corp.	85	1,606
Equitrans Midstream Corp.[2]	68	1,361
Exxon Mobil Corp.	1,806	123,151
HollyFrontier Corp.	75	3,834
Marathon Petroleum Corp.	443	26,141
Murphy Oil Corp.[1]	77	1,801
Newfield Exploration Co.[2]	110	1,613
Parsley Energy, Inc., Class A2	45	719
PBF Energy, Inc., Class A1	77	2,516
Phillips 66	263	22,657
QEP Resources, Inc.[2]	158	890
Range Resources Corp.[1]	110	1,053
Targa Resources Corp.	51	1,837
Transocean Ltd.[2]	100	694
Valero Energy Corp.	278	20,842
Williams Cos., Inc. (The)	255	5,623
Total Energy		314,548

17     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Food & Staples Retailing—4.7%
Casey’s General Stores, Inc.	26	$3,332
Costco Wholesale Corp.	242	49,298
Kroger Co. (The)	583	16,032
Sprouts Farmers Market, Inc.[1,2]	83	1,951
Sysco Corp.	270	16,918
US Foods Holding Corp.[2]	140	4,430
Walgreens Boots Alliance, Inc.	574	39,221
Walmart, Inc.	959	89,331
Total Food & Staples Retailing		220,513

Food, Beverage & Tobacco—3.9%
Archer-Daniels-Midland Co.	366	14,995
Bunge Ltd.	89	4,756
Campbell Soup Co.	110	3,629
Conagra Brands, Inc.	176	3,760
Flowers Foods, Inc.[1]	70	1,293
General Mills, Inc.	294	11,448
Hain Celestial Group, Inc. (The)[2]	42	666
Hershey Co. (The)	44	4,716
Hormel Foods Corp.[1]	85	3,628
Ingredion, Inc.	38	3,473
JM Smucker Co. (The)	66	6,170
Kellogg Co.	105	5,986
Lamb Weston Holdings, Inc.	34	2,501
McCormick & Co., Inc.	32	4,456
Molson Coors Brewing Co., Class B	107	6,009
PepsiCo, Inc.	514	56,787
Philip Morris International, Inc.	536	35,783
Post Holdings, Inc.[1,2]	24	2,139
TreeHouse Foods, Inc.[1,2]	31	1,572
Tyson Foods, Inc., Class A	191	10,200
Total Food, Beverage & Tobacco		183,967

Health Care Equipment & Services—7.9%
Acadia Healthcare Co., Inc.[2]	46	1,183
AmerisourceBergen Corp.	99	7,366
Anthem, Inc.	154	40,445
athenahealth, Inc.[2]	8	1,055
Cardinal Health, Inc.	209	9,321
Centene Corp.[2]	124	14,297
Cigna Corp.	228	43,302
Cooper Cos., Inc. (The)	10	2,545
CVS Health Corp.	699	45,798
DaVita, Inc.[2]	81	4,168
Encompass Health Corp.	43	2,653
HCA Healthcare, Inc.	183	22,774
	Shares	Value
Health Care Equipment & Services (Continued)
Henry Schein, Inc.[1,2]	76	$5,968
Hill-Rom Holdings, Inc.	15	1,328
Hologic, Inc.[2]	66	2,713
Humana, Inc.	86	24,637
Laboratory Corp. of America Holdings[2]	38	4,802
McKesson Corp.	127	14,030
MEDNAX, Inc.[2]	51	1,683
Molina Healthcare, Inc.[1,2]	31	3,603
Quest Diagnostics, Inc.	53	4,413
STERIS PLC	19	2,030
UnitedHealth Group, Inc.	392	97,655
Universal Health Services, Inc., Class B	50	5,828
Varian Medical Systems, Inc.[2]	15	1,700
Veeva Systems, Inc., Class A2	16	1,429
WellCare Health Plans, Inc.[2]	28	6,611
West Pharmaceutical Services, Inc.	14	1,372
Total Health Care Equipment & Services		374,709

Household & Personal Products—2.9%
Church & Dwight Co., Inc.	67	4,406
Clorox Co. (The)	38	5,857
Energizer Holdings, Inc.[1]	21	948
Herbalife Nutrition Ltd.[2]	38	2,240
Kimberly-Clark Corp.	155	17,661
Nu Skin Enterprises, Inc., Class A	18	1,104
Procter & Gamble Co. (The)	1,114	102,399
Spectrum Brands Holdings, Inc.[1]	14	592
Total Household & Personal Products		135,207

Insurance—5.2%
Aflac, Inc.	485	22,097
Alleghany Corp.	4	2,493
Allstate Corp. (The)	229	18,922
American Financial Group, Inc.	45	4,074
Arch Capital Group Ltd.[2]	180	4,810
Arthur J. Gallagher & Co.	63	4,643
Assurant, Inc.	33	2,952
Assured Guaranty Ltd.	72	2,756
Athene Holding Ltd., Class A2	96	3,824
Brighthouse Financial, Inc.[2]	61	1,859

18     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (Continued)
Brown & Brown, Inc.	54	$1,488
Chubb Ltd.	206	26,611
Cincinnati Financial Corp.	64	4,955
Everest Re Group Ltd.	22	4,791
Fidelity National Financial, Inc.	129	4,056
First American Financial Corp.	61	2,723
Hanover Insurance Group, Inc. (The)	25	2,919
Lincoln National Corp.	102	5,234
Loews Corp.	178	8,103
MetLife, Inc.	598	24,554
Old Republic International Corp.	171	3,517
Principal Financial Group, Inc.	196	8,657
Progressive Corp. (The)	275	16,591
Prudential Financial, Inc.	302	24,628
Reinsurance Group of America, Inc.	44	6,170
RenaissanceRe Holdings Ltd.	15	2,005
Torchmark Corp.	71	5,292
Travelers Cos., Inc. (The)	150	17,962
Unum Group	143	4,201
W.R. Berkley Corp.	46	3,400
White Mountains Insurance Group Ltd.	2	1,715
Total Insurance		248,002

Materials—3.3%
Albemarle Corp.	24	1,850
Alcoa Corp.[2]	112	2,977
AptarGroup, Inc.	19	1,787
Ashland Global Holdings, Inc.	17	1,206
Avery Dennison Corp.	37	3,324
Axalta Coating Systems Ltd.[2]	63	1,475
Ball Corp.	173	7,955
Bemis Co., Inc.[1]	39	1,790
Berry Global Group, Inc.[2]	84	3,993
Cabot Corp.	31	1,331
Celanese Corp.[1]	46	4,139
CF Industries Holdings, Inc.	85	3,698
Chemours Co. (The)	97	2,737
Crown Holdings, Inc.[1,2]	87	3,617
Domtar Corp.	27	949
Eagle Materials, Inc.	12	732
	Shares	Value
Materials (Continued)
Eastman Chemical Co.	78	$5,703
FMC Corp.	39	2,884
Freeport-McMoRan, Inc.	900	9,279
Graphic Packaging Holding Co.[1]	165	1,756
Huntsman Corp.	144	2,778
International Flavors & Fragrances, Inc.	20	2,685
International Paper Co.	199	8,032
LyondellBasell Industries NV, Class A	202	16,798
Mosaic Co. (The)	143	4,177
Newmont Mining Corp.	187	6,480
Nucor Corp.	150	7,772
Olin Corp.	90	1,810
Owens-Illinois, Inc.[2]	112	1,931
Packaging Corp. of America	38	3,171
PPG Industries, Inc.	104	10,632
Reliance Steel & Aluminum Co.	41	2,918
RPM International, Inc.	44	2,586
Scotts Miracle-Gro Co., (The)[1]	15	922
Sealed Air Corp.	51	1,777
Silgan Holdings, Inc.	49	1,157
Sonoco Products Co.	40	2,125
Steel Dynamics, Inc.	102	3,064
United States Steel Corp.[1]	118	2,152
Westlake Chemical Corp.[1]	16	1,059
WestRock Co.	146	5,513
WR Grace & Co.	18	1,168
Total Materials		153,889

Media & Entertainment—5.2%
AMC Networks, Inc., Class A1,2	30	1,646
CBS Corp., Class B	114	4,984
Charter Communications, Inc., Class A1,2	97	27,642
Cinemark Holdings, Inc.	61	2,184
Comcast Corp., Class A	2,715	92,446
Discovery, Inc., Class A1,2	72	1,781
Discovery, Inc., Class C2	98	2,262
DISH Network Corp., Class A2	147	3,671
IAC/InterActiveCorp[2]	19	3,478
Interpublic Group of Cos., Inc. (The)	214	4,415

19     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Media & Entertainment (Continued)
Liberty Broadband Corp., Class C2	33	$2,377
Liberty Media Corp.-Liberty SiriusXM, Class A2	28	1,030
Liberty Media Corp.-Liberty SiriusXM, Class C2	56	2,071
Lions Gate Entertainment Corp., Class B	51	759
Live Nation Entertainment, Inc.[1,2]	44	2,167
Omnicom Group, Inc.	138	10,107
Sirius XM Holdings, Inc.[1]	248	1,416
Take-Two Interactive Software, Inc.[2]	13	1,338
Twenty-First Century Fox, Inc., Class B	137	6,546
Viacom, Inc., Class B	245	6,296
Walt Disney Co. (The)	606	66,448
Total Media & Entertainment		245,064

Pharmaceuticals, Biotechnology & Life Sciences—3.4%
Amgen, Inc.	272	52,950
Biogen, Inc.[2]	70	21,064
Catalent, Inc.[2]	30	935
Celgene Corp.[2]	309	19,804
Charles River Laboratories International, Inc.[2]	13	1,471
Gilead Sciences, Inc.	796	49,790
Jazz Pharmaceuticals PLC[2]	14	1,736
Mylan NV2	227	6,220
PerkinElmer, Inc.	26	2,042
Perrigo Co. PLC	32	1,240
United Therapeutics Corp.[2]	24	2,614
Total Pharmaceuticals, Biotechnology & Life Sciences		159,866

Real Estate—1.4%
Alexandria Real Estate Equities, Inc.	11	1,268
Apple Hospitality REIT, Inc.	71	1,012
Brixmor Property Group, Inc.	136	1,998
Camden Property Trust	15	1,321
CBRE Group, Inc., Class A2	136	5,445
Duke Realty Corp.	57	1,476
EPR Properties	23	1,473
Equity LifeStyle Properties, Inc.	13	1,263
Extra Space Storage, Inc.	25	2,262
	Shares	Value
Real Estate (Continued)
Federal Realty Investment Trust	12	$1,416
Gaming and Leisure Properties, Inc.	61	1,971
HCP, Inc.	126	3,519
Highwoods Properties, Inc.	25	967
Hospitality Properties Trust	70	1,672
Host Hotels & Resorts, Inc.	218	3,634
Iron Mountain, Inc.	74	2,398
Jones Lang LaSalle, Inc.	26	3,292
Kimco Realty Corp.	129	1,890
Lamar Advertising Co., Class A	25	1,730
Liberty Property Trust	31	1,298
Macerich Co. (The)	21	909
Medical Properties Trust, Inc.	114	1,833
Mid-America Apartment Communities, Inc.	23	2,201
National Retail Properties, Inc.	30	1,455
Newmark Group, Inc., Class A	81	650
Omega Healthcare Investors, Inc.[1]	45	1,582
Outfront Media, Inc.	59	1,069
Park Hotels & Resorts, Inc.	76	1,974
Realogy Holdings Corp.[1]	88	1,292
Regency Centers Corp.	21	1,232
Retail Properties of America, Inc., Class A	108	1,172
Senior Housing Properties Trust	76	891
SL Green Realty Corp.	14	1,107
UDR, Inc.	33	1,307
VEREIT, Inc.	207	1,480
Weingarten Realty Investors	50	1,241
WP Carey, Inc.	25	1,634
Total Real Estate		64,334

Retailing—4.9%
Advance Auto Parts, Inc.	30	4,724
AutoNation, Inc.[1,2]	38	1,357
AutoZone, Inc.[2]	14	11,737
Best Buy Co., Inc.	164	8,685
Burlington Stores, Inc.[1,2]	21	3,416
CarMax, Inc.[1,2]	79	4,956
Dick’s Sporting Goods, Inc.[1]	54	1,685
Dollar General Corp.	137	14,807
Dollar Tree, Inc.[2]	130	11,742

20     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (Continued)
eBay, Inc.[2]	334	$9,375
Expedia Group, Inc.	42	4,731
Foot Locker, Inc.	74	3,937
Gap, Inc. (The)	146	3,761
Genuine Parts Co.	75	7,201
Kohl’s Corp.	114	7,563
L Brands, Inc.	158	4,056
LKQ Corp.[1,2]	137	3,251
Lowe’s Cos., Inc.	359	33,157
Macy’s, Inc.[1]	212	6,313
Michaels Cos., Inc. (The)[1,2]	75	1,016
Nordstrom, Inc.[1]	81	3,775
O’Reilly Automotive, Inc.[2]	26	8,953
Penske Automotive Group, Inc.	25	1,008
Pool Corp.[1]	9	1,338
Qurate Retail, Inc.[1,2]	151	2,948
Ross Stores, Inc.	122	10,150
Target Corp.	370	24,453
TJX Cos., Inc. (The)	440	19,686
Tractor Supply Co.	53	4,422
Ulta Beauty, Inc.[1,2]	16	3,917
Urban Outfitters, Inc.[2]	30	996
Williams-Sonoma, Inc.[1]	51	2,573
Total Retailing		231,689

Semiconductors & Semiconductor Equipment—4.6%
Applied Materials, Inc.	607	19,873
Cypress Semiconductor Corp.	81	1,030
First Solar, Inc.[1,2]	44	1,868
Intel Corp.	2,823	132,484
KLA-Tencor Corp.	72	6,443
Marvell Technology Group Ltd.	170	2,752
Micron Technology, Inc.[2]	965	30,620
MKS Instruments, Inc.	28	1,809
ON Semiconductor Corp.[2]	271	4,474
Qorvo, Inc.[2]	42	2,551
Skyworks Solutions, Inc.	101	6,769
Teradyne, Inc.	122	3,828
Versum Materials, Inc.	29	804
Total Semiconductors & Semiconductor Equipment		215,305

Software & Services—3.9%
Alliance Data Systems Corp.	32	4,803
Amdocs Ltd.	74	4,335
Aspen Technology, Inc.[2]	14	1,151
	Shares	Value
Software & Services (Continued)
Booz Allen Hamilton Holding Corp.	62	$2,794
Cadence Design Systems, Inc.[2]	54	2,348
CDK Global, Inc.	48	2,298
Conduent, Inc.[2]	86	914
CoreLogic, Inc.[2]	26	869
DXC Technology Co.	304	16,164
EPAM Systems, Inc.[2]	12	1,392
Euronet Worldwide, Inc.[1,2]	18	1,843
Fair Isaac Corp.[2]	7	1,309
First Data Corp., Class A2	179	3,027
Fortinet, Inc.[2]	33	2,324
Gartner, Inc.[2]	12	1,534
Genpact Ltd.	50	1,350
GoDaddy, Inc., Class A2	20	1,312
International Business Machines Corp.	902	102,530
Jack Henry & Associates, Inc.	11	1,392
Leidos Holdings, Inc.	100	5,272
LogMeIn, Inc.[1]	11	897
Manhattan Associates, Inc.[2]	25	1,059
PTC, Inc.[2]	13	1,078
Sabre Corp.	101	2,186
Splunk, Inc.[1,2]	11	1,153
Square, Inc., Class A2	25	1,402
SS&C Technologies Holdings, Inc.	46	2,075
Symantec Corp.	287	5,423
Teradata Corp.[1,2]	46	1,765
Tyler Technologies, Inc.[2]	6	1,115
Ultimate Software Group, Inc. (The)[2]	4	979
VMware, Inc, Class A	21	2,880
Western Union Co. (The)	163	2,781
Workday, Inc., Class A1,2	12	1,916
Total Software & Services		185,670

Technology Hardware & Equipment—2.7%
ARRIS International PLC[2]	159	4,861
Arrow Electronics, Inc.[2]	56	3,861
Avnet, Inc.	55	1,986
CDW Corp.	120	9,726
Cognex Corp.	25	967
Coherent, Inc.[1,2]	10	1,057
CommScope Holding Co., Inc.[2]	149	2,442
EchoStar Corp., Class A2	34	1,248
F5 Networks, Inc.[2]	26	4,213

21     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
FLIR Systems, Inc.	24	$1,045
Hewlett Packard Enterprise Co.	1,691	22,338
HP, Inc.	1,724	35,273
IPG Photonics Corp.[1,2]	5	566
Jabil, Inc.	116	2,876
Juniper Networks, Inc.	310	8,342
Keysight Technologies, Inc.[2]	23	1,428
Littelfuse, Inc.	5	857
Motorola Solutions, Inc.	84	9,663
NCR Corp.[1,2]	133	3,070
Trimble, Inc.[2]	52	1,711
Western Digital Corp.	226	8,355
Xerox Corp.	125	2,470
Zebra Technologies Corp., Class A2	11	1,752
Total Technology Hardware & Equipment		130,107

Telecommunication Services—5.9%
AT&T, Inc.	4,145	118,298
CenturyLink, Inc.	568	8,605
Sprint Corp.[2]	439	2,555
Telephone & Data Systems, Inc.	62	2,018
T-Mobile US, Inc.[2]	189	12,022
Verizon Communications, Inc.	2,350	132,117
Zayo Group Holdings, Inc.[2]	51	1,165
Total Telecommunication Services		276,780

Transportation—2.5%
Alaska Air Group, Inc.	83	5,051
AMERCO	4	1,312
American Airlines Group, Inc.	292	9,376
C.H. Robinson Worldwide, Inc.	61	5,130
Copa Holdings SA, Class A	21	1,653
Delta Air Lines, Inc.	432	21,557
Expeditors International of Washington, Inc.	45	3,064
FedEx Corp.	115	18,553
Genesee & Wyoming, Inc., Class A2	23	1,703
JB Hunt Transport Services, Inc.	31	2,884
JetBlue Airways Corp.[2]	219	3,517
Kansas City Southern	36	3,436
Kirby Corp.[1,2]	30	2,021
Landstar System, Inc.	12	1,148
	Shares	Value
Transportation (Continued)
Macquarie Infrastructure Corp.[1]	43	$1,572
Old Dominion Freight Line, Inc.	12	1,482
Ryder System, Inc.	36	1,733
Southwest Airlines Co.	313	14,548
United Continental Holdings, Inc.[2]	173	14,485
XPO Logistics, Inc.[1,2]	49	2,795
Total Transportation		117,020

Utilities—6.8%
AES Corp.	373	5,394
Alliant Energy Corp.	92	3,887
Ameren Corp.	122	7,958
American Electric Power Co., Inc.	247	18,461
American Water Works Co., Inc.	57	5,174
Aqua America, Inc.[1]	41	1,402
Atmos Energy Corp.	35	3,245
CenterPoint Energy, Inc.	264	7,453
CMS Energy Corp.	138	6,852
Consolidated Edison, Inc.	210	16,057
Dominion Energy, Inc.	267	19,080
DTE Energy Co.	99	10,920
Duke Energy Corp.	337	29,083
Edison International	188	10,673
Entergy Corp.	115	9,898
Eversource Energy	144	9,366
Exelon Corp.	650	29,315
FirstEnergy Corp.	190	7,135
Hawaiian Electric Industries, Inc.[1]	54	1,977
MDU Resources Group, Inc.	89	2,122
National Fuel Gas Co.	43	2,201
NiSource, Inc.	104	2,636
NRG Energy, Inc.	187	7,405
OGE Energy Corp.	86	3,370
PG&E Corp.[2]	353	8,384
Pinnacle West Capital Corp.	54	4,601
PPL Corp.[1]	377	10,680
Public Service Enterprise Group, Inc.	193	10,046
SCANA Corp.	80	3,822
Sempra Energy	127	13,740
Southern Co. (The)	413	18,139
UGI Corp.	87	4,641
Vectren Corp.	27	1,943
Vistra Energy Corp.[2]	132	3,021

22     OPPENHEIMER ETF TRUST

	Shares	Value
Utilities (Continued)
WEC Energy Group, Inc.	132	$9,142
Xcel Energy, Inc.	257	12,662
Total Utilities		321,885

Total Common Stocks (Cost $5,107,550)		4,705,266
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $9,038)	9,038	9,038
Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $6,707)	6,707	6,707
Total Investments—100.0% (Cost $5,123,295)		$4,721,011
Other Assets in Excess of Liabilities—0.0%[4]		1,000
Net Assets—100.0%		$4,722,011

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $221,130; total value of the collateral held by the Fund was $224,606. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $217,899 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

4. Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

23     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.3%
Ford Motor Co.	874	$6,686
Garrett Motion, Inc.[1]	26	321
General Motors Co.	292	9,767
Total Automobiles & Components		16,774

Banks—6.6%
Bank of America Corp.	2,171	53,493
BB&T Corp.	245	10,613
Citigroup, Inc.	649	33,787
Commerce Bancshares, Inc.[2]	31	1,747
Fifth Third Bancorp	174	4,094
First Republic Bank[2]	43	3,737
JPMorgan Chase & Co.	1,021	99,670
M&T Bank Corp.	45	6,441
People’s United Financial, Inc.[2]	116	1,674
PNC Financial Services Group, Inc. (The)	148	17,303
SunTrust Banks, Inc.	124	6,255
U.S. Bancorp	532	24,312
Wells Fargo & Co.	1,332	61,379
Total Banks		324,505

Capital Goods—7.5%
3M Co.	196	37,346
AMETEK, Inc.	77	5,213
Boeing Co. (The)	144	46,440
Caterpillar, Inc.	135	17,154
Cummins, Inc.	38	5,078
Deere & Co.	90	13,425
Eaton Corp. PLC	116	7,965
Emerson Electric Co.	181	10,815
Fortive Corp.	98	6,631
General Dynamics Corp.	86	13,520
General Electric Co.	2,569	19,447
Harris Corp.	34	4,578
Honeywell International, Inc.	264	34,880
IDEX Corp.	25	3,156
Illinois Tool Works, Inc.	110	13,936
Ingersoll-Rand PLC	69	6,295
Johnson Controls International PLC	250	7,412
L3 Technologies, Inc.	22	3,820
Lockheed Martin Corp.	84	21,995
Northrop Grumman Corp.	51	12,490
PACCAR, Inc.	92	5,257
Parker-Hannifin Corp.	34	5,071
	Shares	Value
Capital Goods (Continued)
Raytheon Co.	90	$13,801
Resideo Technologies, Inc.[1]	43	884
Rockwell Automation, Inc.	35	5,267
Roper Technologies, Inc.	33	8,795
Snap-on, Inc.[2]	17	2,470
Stanley Black & Decker, Inc.	47	5,628
Toro Co. (The)	35	1,956
United Technologies Corp.	272	28,963
Total Capital Goods		369,688

Commercial & Professional Services—0.8%
Cintas Corp.	29	4,872
Copart, Inc.[1]	58	2,771
IHS Markit Ltd.[1]	119	5,708
KAR Auction Services, Inc.	42	2,004
Republic Services, Inc.	79	5,695
Verisk Analytics, Inc.[1]	51	5,561
Waste Management, Inc.	152	13,527
Total Commercial & Professional Services		40,138

Consumer Durables & Apparel—0.7%
NIKE, Inc., Class B	369	27,358
VF Corp.	85	6,064
Total Consumer Durables & Apparel		33,422

Consumer Services—2.2%
Aramark	75	2,173
Carnival Corp.	105	5,176
Hilton Worldwide Holdings, Inc.	71	5,098
Marriott International, Inc., Class A	84	9,119
McDonald’s Corp.	280	49,719
Starbucks Corp.	434	27,950
Yum! Brands, Inc.	87	7,997
Total Consumer Services		107,232

Diversified Financials—6.4%
AGNC Investment Corp.	139	2,438
American Express Co.	212	20,208
Annaly Capital Management, Inc.	392	3,849
Bank of New York Mellon Corp. (The)	280	13,180
Berkshire Hathaway, Inc., Class B1	704	143,743
BlackRock, Inc.	35	13,749
Capital One Financial Corp.	129	9,751
Cboe Global Markets, Inc.	32	3,130
CME Group, Inc.	105	19,753

24     OPPENHEIMER ETF TRUST

	Shares	Value
Diversified Financials (Continued)
Discover Financial Services	101	$5,957
FactSet Research Systems, Inc.	12	2,402
Goldman Sachs Group, Inc. (The)	98	16,371
Intercontinental Exchange, Inc.	175	13,183
Moody’s Corp.	50	7,002
MSCI, Inc.	26	3,833
Nasdaq, Inc.	38	3,100
Northern Trust Corp.	58	4,848
S&P Global, Inc.	77	13,085
Starwood Property Trust, Inc.	90	1,774
State Street Corp.	91	5,739
T. Rowe Price Group, Inc.	72	6,647
Total Diversified Financials		313,742

Energy—3.6%
Chevron Corp.	534	58,094
Exxon Mobil Corp.	1,410	96,148
Occidental Petroleum Corp.	199	12,214
Schlumberger Ltd.	323	11,654
Total Energy		178,110

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	144	29,334
Sysco Corp.	158	9,900
US Foods Holding Corp.[1]	66	2,088
Walgreens Boots Alliance, Inc.	217	14,828
Walmart, Inc.	474	44,153
Total Food & Staples Retailing		100,303

Food, Beverage & Tobacco—5.3%
Altria Group, Inc.	630	31,116
Archer-Daniels-Midland Co.	143	5,859
Brown-Forman Corp., Class B	88	4,187
Coca-Cola Co. (The)	1,386	65,627
Conagra Brands, Inc.	116	2,478
Constellation Brands, Inc., Class A	51	8,202
General Mills, Inc.	199	7,749
Hershey Co. (The)	46	4,930
Hormel Foods Corp.[2]	83	3,542
JM Smucker Co. (The)	35	3,272
Kellogg Co.	83	4,732
Lamb Weston Holdings, Inc.	46	3,384
McCormick & Co., Inc.	41	5,709
	Shares	Value
Food, Beverage & Tobacco (Continued)
Mondelez International, Inc., Class A	468	$18,734
PepsiCo, Inc.	514	56,787
Philip Morris International, Inc.	481	32,111
Total Food, Beverage & Tobacco		258,419

Health Care Equipment & Services—6.8%
Abbott Laboratories	522	37,756
Anthem, Inc.	73	19,172
Baxter International, Inc.	160	10,531
Becton Dickinson and Co.	87	19,603
Boston Scientific Corp.[1]	366	12,934
Cerner Corp.[1]	83	4,352
Cigna Corp.	95	18,042
CVS Health Corp.	382	25,029
Danaher Corp.	213	21,965
DENTSPLY SIRONA, Inc.	66	2,456
HCA Healthcare, Inc.	69	8,587
Henry Schein, Inc.[1,2]	50	3,926
Laboratory Corp. of America Holdings[1]	33	4,170
Medtronic PLC	454	41,296
Quest Diagnostics, Inc.	42	3,497
Stryker Corp.	116	18,183
Teleflex, Inc.[2]	14	3,619
UnitedHealth Group, Inc.	287	71,497
Varian Medical Systems, Inc.[1]	28	3,173
Zimmer Biomet Holdings, Inc.	58	6,016
Total Health Care Equipment & Services		335,804

Household & Personal Products—2.8%
Church & Dwight Co., Inc.	85	5,590
Clorox Co. (The)	45	6,936
Colgate-Palmolive Co.	299	17,796
Estee Lauder Cos., Inc., (The), Class A	71	9,237
Kimberly-Clark Corp.	120	13,673
Procter & Gamble Co. (The)	918	84,383
Total Household & Personal Products		137,615

Insurance—3.7%
Aflac, Inc.	276	12,574
Alleghany Corp.	5	3,117
Allstate Corp. (The)	121	9,998
American Financial Group, Inc.	26	2,354

25     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Insurance (Continued)
American International Group, Inc.	286	$11,271
Aon PLC	83	12,065
Arch Capital Group Ltd.[1]	135	3,607
Arthur J. Gallagher & Co.	63	4,643
Brown & Brown, Inc.	80	2,205
Chubb Ltd.	168	21,702
Cincinnati Financial Corp.	52	4,026
Everest Re Group Ltd.	13	2,831
Fidelity National Financial, Inc.	78	2,452
Hartford Financial Services Group, Inc. (The)	118	5,245
Loews Corp.	98	4,461
Markel Corp.[1]	5	5,190
Marsh & McLennan Cos., Inc.	182	14,514
MetLife, Inc.	202	8,294
Principal Financial Group, Inc.	76	3,357
Progressive Corp. (The)	200	12,066
Prudential Financial, Inc.	109	8,889
Reinsurance Group of America, Inc.	21	2,945
RenaissanceRe Holdings Ltd.	14	1,872
Torchmark Corp.	37	2,758
Travelers Cos., Inc. (The)	93	11,137
W.R. Berkley Corp.	33	2,439
Willis Towers Watson PLC	44	6,682
Total Insurance		182,694

Materials—2.1%
Air Products & Chemicals, Inc.	69	11,043
AptarGroup, Inc.	25	2,352
Avery Dennison Corp.	27	2,425
Ball Corp.	105	4,828
DowDuPont, Inc.	536	28,665
Ecolab, Inc.	87	12,819
International Flavors & Fragrances, Inc.	25	3,357
International Paper Co.	110	4,440
Linde PLC	96	14,980
PPG Industries, Inc.	77	7,872
Sherwin-Williams Co. (The)	25	9,837
Total Materials		102,618

Media & Entertainment—5.8%
Alphabet, Inc., Class A1	75	78,372
Alphabet, Inc., Class C1	79	81,813
	Shares	Value
Media & Entertainment (Continued)
Comcast Corp., Class A	1,397	$47,568
Omnicom Group, Inc.	73	5,347
Twenty-First Century Fox, Inc., Class A	285	13,714
Twenty-First Century Fox, Inc., Class B	140	6,689
Walt Disney Co. (The)	483	52,961
Total Media & Entertainment		286,464

Pharmaceuticals, Biotechnology & Life Sciences—8.5%
Agilent Technologies, Inc.	93	6,274
Amgen, Inc.	159	30,953
Bristol-Myers Squibb Co.	355	18,453
Eli Lilly & Co.	295	34,137
IQVIA Holdings, Inc.[1]	44	5,111
Johnson & Johnson	960	123,888
Merck & Co., Inc.	849	64,872
Mettler-Toledo International, Inc.[1,2]	8	4,525
Pfizer, Inc.	1,968	85,903
Thermo Fisher Scientific, Inc.	129	28,869
Waters Corp.[1]	23	4,339
Zoetis, Inc.	137	11,719
Total Pharmaceuticals, Biotechnology & Life Sciences		419,043

Real Estate—3.5%
Alexandria Real Estate Equities, Inc.	37	4,264
American Tower Corp.	141	22,305
AvalonBay Communities, Inc.	46	8,006
Boston Properties, Inc.	50	5,628
Camden Property Trust	28	2,465
Crown Castle International Corp.	136	14,774
Digital Realty Trust, Inc.	53	5,647
Duke Realty Corp.	109	2,823
Equinix, Inc.	22	7,756
Equity LifeStyle Properties, Inc.	28	2,720
Equity Residential	117	7,723
Essex Property Trust, Inc.	21	5,149
Federal Realty Investment Trust	24	2,833
Invitation Homes, Inc.[2]	99	1,988
Mid-America Apartment Communities, Inc.	35	3,350
Park Hotels & Resorts, Inc.	66	1,715

26     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Prologis, Inc.	164	$9,630
Public Storage	47	9,513
Realty Income Corp.	84	5,295
Regency Centers Corp.	54	3,169
Simon Property Group, Inc.	99	16,631
Sun Communities, Inc.	24	2,441
UDR, Inc.	84	3,328
Ventas, Inc.	96	5,625
Vornado Realty Trust	54	3,350
Welltower, Inc.	107	7,427
Weyerhaeuser Co.	205	4,481
WP Carey, Inc.	36	2,352
Total Real Estate		172,388

Retailing—2.7%
AutoZone, Inc.[1]	8	6,707
Genuine Parts Co.	44	4,225
Home Depot, Inc. (The)	379	65,120
Lowe’s Cos., Inc.	235	21,705
Ross Stores, Inc.	101	8,403
Target Corp.	127	8,393
TJX Cos., Inc. (The)	402	17,985
Total Retailing		132,538

Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	100	8,583
Intel Corp.	1,215	57,020
Texas Instruments, Inc.	275	25,987
Total Semiconductors & Semiconductor Equipment		91,590

Software & Services—11.5%
Accenture PLC, Class A	208	29,330
Adobe, Inc.[1]	114	25,791
Amdocs Ltd.	50	2,929
ANSYS, Inc.[1]	24	3,431
Automatic Data Processing, Inc.	144	18,881
Broadridge Financial Solutions, Inc.	38	3,657
Cognizant Technology Solutions Corp., Class A	138	8,760
Fidelity National Information Services, Inc.	107	10,973
Fiserv, Inc.[1]	140	10,289
International Business Machines Corp.	295	33,533
Intuit, Inc.	70	13,780
Jack Henry & Associates, Inc.	27	3,416
	Shares	Value
Software & Services (Continued)
Mastercard, Inc., Class A	288	$54,331
Microsoft Corp.	2,074	210,656
Oracle Corp.	859	38,784
Paychex, Inc.	108	7,036
Synopsys, Inc.[1]	52	4,380
Total System Services, Inc.	47	3,821
VeriSign, Inc.[1]	31	4,597
Visa, Inc., Class A	559	73,754
Worldpay, Inc., Class A1	76	5,809
Total Software & Services		567,938

Technology Hardware & Equipment—5.7%
Amphenol Corp., Class A	98	$7,940
Apple, Inc.	1,315	207,428
Cisco Systems, Inc.	1,321	57,239
Motorola Solutions, Inc.	48	5,522
Total Technology Hardware & Equipment		278,129

Telecommunication Services—3.0%
AT&T, Inc.	2,488	71,008
Verizon Communications, Inc.	1,368	76,909
Total Telecommunication Services		147,917

Transportation—1.7%
C.H. Robinson Worldwide, Inc.	41	3,448
Expeditors International of Washington, Inc.	54	3,677
FedEx Corp.	70	11,293
JB Hunt Transport Services, Inc.	26	2,419
Norfolk Southern Corp.	67	10,019
Union Pacific Corp.	217	29,996
United Parcel Service, Inc., Class B	226	22,042
Total Transportation		82,894

Utilities—4.7%
Alliant Energy Corp.	79	3,338
Ameren Corp.	81	5,284
American Electric Power Co., Inc.	167	12,482
American Water Works Co., Inc.	62	5,628
Aqua America, Inc.[2]	60	2,051
Atmos Energy Corp.	37	3,431
CenterPoint Energy, Inc.	132	3,726
CMS Energy Corp.	96	4,766
Consolidated Edison, Inc.	107	8,181
Dominion Energy, Inc.	217	15,507

27     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Utilities (Continued)
DTE Energy Co.	63	$6,949
Duke Energy Corp.	243	20,971
Edison International	100	5,677
Entergy Corp.	59	5,078
Evergy, Inc.	91	5,166
Eversource Energy	107	6,959
Exelon Corp.	286	12,899
FirstEnergy Corp.	142	5,332
NextEra Energy, Inc.	159	27,637
NiSource, Inc.	113	2,864
PG&E Corp.[1]	151	3,586
Pinnacle West Capital Corp.	44	3,749
PPL Corp.[2]	230	6,516
Public Service Enterprise Group, Inc.	165	8,588
Sempra Energy	89	9,629
Southern Co. (The)	359	15,767
UGI Corp.	56	2,988
WEC Energy Group, Inc.	107	7,411
Xcel Energy, Inc.	177	8,721
Total Utilities		230,881

Total Common Stocks (Cost $4,959,057)		4,910,846
	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $5,622)	5,622	$5,622
Total Investments—99.9% (Cost $4,964,679)		4,916,468
Other Assets in Excess of Liabilities—0.1%		6,342
Net Assets—100.0%		$4,922,810

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $34,225; total value of the collateral held by the Fund was $34,771. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $34,771 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

28     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.0%
Adient PLC	164	$2,470
BorgWarner, Inc.	228	7,921
Gentex Corp.	378	7,639
Goodyear Tire & Rubber Co. (The)	347	7,082
Harley-Davidson, Inc.[1]	248	8,462
Lear Corp.	61	7,494
Thor Industries, Inc.	77	4,004
Visteon Corp.[1,2]	49	2,954
Total Automobiles & Components		48,026

Banks—3.6%
Associated Banc-Corp.	263	5,205
Bank of Hawaii Corp.	70	4,712
Bank OZK[1]	190	4,338
BankUnited, Inc.	164	4,910
BOK Financial Corp.	36	2,640
CIT Group, Inc.	178	6,812
Commerce Bancshares, Inc.[1]	134	7,554
Cullen/Frost Bankers, Inc.	75	6,595
East West Bancorp, Inc.	159	6,921
F.N.B. Corp.[1]	516	5,077
First Citizens BancShares, Inc., Class A	12	4,525
First Hawaiian, Inc.	111	2,499
First Horizon National Corp.[1]	462	6,080
New York Community Bancorp, Inc.	696	6,549
PacWest Bancorp	206	6,856
People’s United Financial, Inc.[1]	483	6,970
Pinnacle Financial Partners, Inc.[1]	113	5,209
Popular, Inc.	158	7,461
Prosperity Bancshares, Inc.	101	6,292
Signature Bank	72	7,402
Sterling Bancorp	368	6,076
Synovus Financial Corp.[1]	163	5,214
TCF Financial Corp.	261	5,087
Texas Capital Bancshares, Inc.[2]	86	4,394
TFS Financial Corp.	100	1,613
Umpqua Holdings Corp.	331	5,263
Webster Financial Corp.	132	6,506
Western Alliance Bancorp[2]	137	5,410
Wintrust Financial Corp.	84	5,585
Zions Bancorp NA	205	8,352
Total Banks		168,107
	Shares	Value
Capital Goods—9.5%
A.O. Smith Corp.	166	$7,088
Acuity Brands, Inc.	63	7,242
AECOM[1,2]	239	6,333
AGCO Corp.	101	5,623
Air Lease Corp.	152	4,592
Allegion PLC[1]	125	9,964
Allison Transmission Holdings, Inc.	177	7,772
Arconic, Inc.	526	8,868
Arcosa, Inc.[2]	74	2,049
Armstrong World Industries, Inc.	77	4,482
BWX Technologies, Inc.	137	5,237
Carlisle Cos., Inc.	82	8,243
Colfax Corp.[2]	147	3,072
Crane Co.	77	5,558
Curtiss-Wright Corp.	65	6,638
Donaldson Co., Inc.[1]	205	8,895
Dover Corp.	149	10,572
Fastenal Co.[1]	254	13,282
Flowserve Corp.	195	7,414
Fluor Corp.	190	6,118
Fortune Brands Home & Security, Inc.	181	6,876
Gardner Denver Holdings, Inc.[2]	147	3,006
Gates Industrial Corp. PLC[1,2]	71	940
Graco, Inc.	213	8,914
HD Supply Holdings, Inc.[2]	240	9,005
HEICO Corp.	46	3,564
HEICO Corp., Class A	91	5,733
Hexcel Corp.	125	7,167
Hubbell, Inc.	79	7,848
Huntington Ingalls Industries, Inc.	49	9,325
IDEX Corp.	82	10,353
ITT, Inc.	138	6,661
Jacobs Engineering Group, Inc.	149	8,711
L3 Technologies, Inc.	64	11,114
Lennox International, Inc.	45	9,849
Lincoln Electric Holdings, Inc.	91	7,175
Masco Corp.	311	9,094
Middleby Corp. (The)[1,2]	81	8,321
MSC Industrial Direct Co., Inc., Class A	72	5,538
Nordson Corp.	80	9,548
nVent Electric PLC	248	5,570
Oshkosh Corp.	110	6,744

29     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Capital Goods (continued)
Owens Corning	147	$6,465
Pentair PLC	205	7,745
Quanta Services, Inc.	223	6,712
Regal Beloit Corp.	73	5,114
Sensata Technologies Holding PLC[2]	203	9,103
Snap-on, Inc.[1]	69	10,025
Spirit AeroSystems Holdings, Inc., Class A	128	9,228
Teledyne Technologies, Inc.[2]	47	9,732
Terex Corp.[1]	117	3,226
Timken Co. (The)	114	4,254
Toro Co. (The)	148	8,270
Trinity Industries, Inc.	223	4,592
United Rentals, Inc.[2]	76	7,792
Univar, Inc.[2]	189	3,353
USG Corp.[1]	118	5,034
Valmont Industries, Inc.	45	4,993
WABCO Holdings, Inc.[2]	74	7,943
Wabtec Corp.[1]	99	6,955
Watsco, Inc.[1]	46	6,400
Welbilt, Inc.[1,2]	228	2,533
WESCO International, Inc.[2]	82	3,936
Xylem, Inc.	169	11,276
Total Capital Goods		444,779

Commercial & Professional Services—2.1%
ADT, Inc.	155	932
Clean Harbors, Inc.[2]	89	4,392
Copart, Inc.[2]	190	9,078
CoStar Group, Inc.[2]	34	11,470
Dun & Bradstreet Corp. (The)	64	9,135
Equifax, Inc.	106	9,872
KAR Auction Services, Inc.	179	8,542
ManpowerGroup, Inc.	100	6,480
Nielsen Holdings PLC	377	8,795
Robert Half International, Inc.	153	8,752
Rollins, Inc.[1]	151	5,451
Stericycle, Inc.[1,2]	123	4,513
TransUnion	174	9,883
Total Commercial & Professional Services		97,295

Consumer Durables & Apparel—3.8%
Brunswick Corp.	128	5,946
Carter’s, Inc.[1]	70	5,713
Columbia Sportswear Co.	44	3,700
D.R. Horton, Inc.	269	9,324
Garmin Ltd.	137	8,675
Hanesbrands, Inc.[1]	495	6,202
	Shares	Value
Commercial & Professional Services (continued)
Hasbro, Inc.[1]	129	$10,481
Leggett & Platt, Inc.[1]	195	6,989
Lululemon Athletica, Inc.[1,2]	89	10,823
Mattel, Inc.[1,2]	575	5,744
Michael Kors Holdings Ltd.[2]	172	6,522
Mohawk Industries, Inc.[2]	51	5,965
Newell Brands, Inc.[1]	490	9,109
NVR, Inc.[2]	4	9,748
Polaris Industries, Inc.	86	6,595
PulteGroup, Inc.[1]	313	8,135
PVH Corp.	74	6,878
Ralph Lauren Corp.	72	7,449
Skechers U.S.A., Inc., Class A2	217	4,967
Tapestry, Inc.	284	9,585
Tempur Sealy International, Inc.[1,2]	82	3,395
Toll Brothers, Inc.	202	6,652
Under Armour, Inc., Class A2	304	5,372
Under Armour, Inc., Class C1,2	328	5,304
Whirlpool Corp.	76	8,122
Total Consumer Durables & Apparel		177,395

Consumer Services—3.7%
Aramark	278	8,054
Bright Horizons Family Solutions, Inc.[2]	83	9,250
Caesars Entertainment Corp.[2]	724	4,916
Chipotle Mexican Grill, Inc.[2]	24	10,363
Choice Hotels International, Inc.	54	3,865
Darden Restaurants, Inc.	130	12,982
Domino’s Pizza, Inc.[1]	45	11,159
Dunkin’ Brands Group, Inc.[1]	124	7,951
Extended Stay America, Inc.	364	5,642
frontdoor, Inc.[2]	101	2,688
Graham Holdings Co., Class B1	8	5,125
Grand Canyon Education, Inc.[2]	77	7,403
H&R Block, Inc.[1]	305	7,738
Hilton Grand Vacations, Inc.[1,2]	175	4,618
Hyatt Hotels Corp., Class A	75	5,070
Norwegian Cruise Line Holdings Ltd.[2]	204	8,648
Service Corp. International	270	10,870

30     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Services (continued)
ServiceMaster Global Holdings, Inc.[2]	174	$6,393
Six Flags Entertainment Corp.	112	6,230
Vail Resorts, Inc.	45	9,487
Wendy’s Co. (The)	309	4,823
Wyndham Destinations, Inc.	151	5,412
Wyndham Hotels & Resorts, Inc.	141	6,397
Yum China Holdings, Inc.	319	10,696
Total Consumer Services		175,780

Diversified Financials—4.6%
Affiliated Managers Group, Inc.	71	6,918
AGNC Investment Corp.	477	8,367
Ally Financial, Inc.	496	11,239
Annaly Capital Management, Inc.	1,128	11,077
AXA Equitable Holdings, Inc.	135	2,245
BGC Partners, Inc., Class A	446	2,306
Cboe Global Markets, Inc.	117	11,446
Chimera Investment Corp.	313	5,578
Credit Acceptance Corp.[2]	15	5,726
Eaton Vance Corp.	161	5,664
Evercore, Inc., Class A	64	4,580
FactSet Research Systems, Inc.	48	9,606
Interactive Brokers Group, Inc., Class A1	106	5,793
Invesco Ltd.	460	7,700
Jefferies Financial Group, Inc.	418	7,257
Lazard Ltd., Class A	165	6,090
Legg Mason, Inc.	143	3,648
LPL Financial Holdings, Inc.	125	7,635
MarketAxess Holdings, Inc.[1]	46	9,720
MFA Financial, Inc.	681	4,549
Morningstar, Inc.	28	3,076
MSCI, Inc.	74	10,910
Nasdaq, Inc.	95	7,749
Navient Corp.[1]	434	3,824
New Residential Investment Corp.	478	6,792
OneMain Holdings, Inc.[2]	121	2,939
Raymond James Financial, Inc.	114	8,483
Santander Consumer USA Holdings, Inc.[1]	160	2,814
SEI Investments Co.	147	6,791
	Shares	Value
Diversified Financials (continued)
SLM Corp.[1,2]	666	$5,535
Starwood Property Trust, Inc.	373	7,352
Two Harbors Investment Corp.	360	4,622
Virtu Financial, Inc., Class A1	67	1,726
Voya Financial, Inc.[1]	202	8,108
Total Diversified Financials		217,865

Energy—3.5%
Antero Resources Corp.[1,2]	344	3,230
Apache Corp.[1]	309	8,111
Apergy Corp.[2]	131	3,547
Baker Hughes a GE Co.	386	8,299
Cabot Oil & Gas Corp.[1]	531	11,868
Centennial Resource Development, Inc., Class A1,2	286	3,152
Cheniere Energy, Inc.[2]	171	10,121
Chesapeake Energy Corp.[1,2]	1,456	3,058
Cimarex Energy Co.	112	6,905
CNX Resources Corp.[1,2]	359	4,100
Continental Resources, Inc.[2]	42	1,688
Diamondback Energy, Inc.	174	16,130
EQT Corp.	249	4,704
Equitrans Midstream Corp.[2]	199	3,984
Extraction Oil & Gas, Inc.[1,2]	191	819
Helmerich & Payne, Inc.	140	6,712
HollyFrontier Corp.	144	7,361
Kosmos Energy Ltd.[1,2]	408	1,661
Murphy Oil Corp.[1]	245	5,730
Nabors Industries Ltd.[1]	600	1,200
Newfield Exploration Co.[2]	288	4,222
Parsley Energy, Inc., Class A2	324	5,177
Patterson-UTI Energy, Inc.[1]	343	3,550
PBF Energy, Inc., Class A1	167	5,456
QEP Resources, Inc.[2]	410	2,308
Range Resources Corp.[1]	344	3,292
RPC, Inc.[1]	95	938
SM Energy Co.[1]	192	2,972
Targa Resources Corp.	230	8,285
Transocean Ltd.[2]	621	4,310
Weatherford International PLC[2]	1,681	940
Whiting Petroleum Corp.[2]	139	3,154
WPX Energy, Inc.[2]	523	5,936
Total Energy		162,920

31     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	62	$7,945
Sprouts Farmers Market, Inc.[1,2]	226	5,313
US Foods Holding Corp.[2]	276	8,733
Total Food & Staples Retailing		21,991

Food, Beverage & Tobacco—2.7%
Brown-Forman Corp., Class A	23	1,091
Bunge Ltd.	169	9,031
Campbell Soup Co.	195	6,433
Conagra Brands, Inc.	431	9,206
Flowers Foods, Inc.[1]	287	5,301
Hain Celestial Group, Inc. (The)[2]	167	2,648
Hershey Co. (The)	127	13,612
Hormel Foods Corp.[1]	179	7,640
Ingredion, Inc.	95	8,683
JM Smucker Co. (The)	113	10,564
Lamb Weston Holdings, Inc.	169	12,432
McCormick & Co., Inc.	122	16,987
Molson Coors Brewing Co., Class B	169	9,491
Post Holdings, Inc.[1,2]	99	8,824
TreeHouse Foods, Inc.[1,2]	108	5,477
Total Food, Beverage & Tobacco		127,420

Health Care Equipment & Services—5.6%
Acadia Healthcare Co., Inc.[2]	145	3,728
athenahealth, Inc.[2]	67	8,839
Cantel Medical Corp.	58	4,318
Chemed Corp.	23	6,515
Cooper Cos., Inc. (The)	52	13,234
DaVita, Inc.[2]	135	6,947
DENTSPLY SIRONA, Inc.	266	9,898
DexCom, Inc.[2]	112	13,418
Encompass Health Corp.	137	8,453
Henry Schein, Inc.[2]	163	12,799
Hill-Rom Holdings, Inc.	94	8,324
Hologic, Inc.[2]	294	12,083
ICU Medical, Inc.[2]	22	5,052
Insulet Corp.[1,2]	92	7,297
Integra LifeSciences Holdings Corp.[2]	106	4,781
Masimo Corp.[2]	68	7,301
MEDNAX, Inc.[2]	147	4,851
Molina Healthcare, Inc.[1,2]	92	10,692
Penumbra, Inc.[1,2]	45	5,499
Premier, Inc., Class A2	113	4,221
Quest Diagnostics, Inc.	115	9,576
ResMed, Inc.	118	13,437
STERIS PLC	100	10,685
	Shares	Value
Health Care Equipment & Services (continued)
Teleflex, Inc.[1]	44	$11,373
Universal Health Services, Inc., Class B	94	10,957
Varian Medical Systems, Inc.[2]	96	10,878
Veeva Systems, Inc., Class A2	169	15,095
WellCare Health Plans, Inc.[2]	50	11,804
West Pharmaceutical Services, Inc.	99	9,705
Total Health Care Equipment & Services		261,760

Household & Personal Products—0.8%
Church & Dwight Co., Inc.	247	16,243
Coty, Inc., Class A1	518	3,398
Energizer Holdings, Inc.[1]	98	4,425
Herbalife Nutrition Ltd.[2]	136	8,017
Nu Skin Enterprises, Inc., Class A	86	5,274
Total Household & Personal Products		37,357

Insurance—5.0%
Alleghany Corp.	18	11,220
American Financial Group, Inc.	81	7,333
American National Insurance Co.	13	1,654
Arch Capital Group Ltd.[2]	411	10,982
Arthur J. Gallagher & Co.	176	12,971
Aspen Insurance Holdings Ltd.	104	4,367
Assurant, Inc.	81	7,245
Assured Guaranty Ltd.	180	6,890
Athene Holding Ltd., Class A2	208	8,285
Axis Capital Holdings Ltd.	127	6,558
Brighthouse Financial, Inc.[2]	188	5,730
Brown & Brown, Inc.	295	8,130
Cincinnati Financial Corp.	156	12,078
CNA Financial Corp.	26	1,148
Erie Indemnity Co., Class A	37	4,932
Everest Re Group Ltd.	47	10,235
Fidelity National Financial, Inc.	290	9,118
First American Financial Corp.	157	7,009
Hanover Insurance Group, Inc. (The)	64	7,473
Lincoln National Corp.	185	9,492
Loews Corp.	223	10,151

32     OPPENHEIMER ETF TRUST

	Shares	Value
Insurance (continued)
Markel Corp.[2]	11	$11,419
Mercury General Corp.	48	2,482
Old Republic International Corp.	397	8,166
Reinsurance Group of America, Inc.	73	10,237
RenaissanceRe Holdings Ltd.	61	8,156
Torchmark Corp.	119	8,869
Unum Group	277	8,138
W.R. Berkley Corp.	110	8,130
White Mountains Insurance Group Ltd.	5	4,288
Total Insurance		232,886

Materials—6.4%
Albemarle Corp.	128	9,865
Alcoa Corp.[2]	221	5,874
AptarGroup, Inc.	90	8,466
Ashland Global Holdings, Inc.	96	6,812
Avery Dennison Corp.	102	9,163
Axalta Coating Systems Ltd.[2]	309	7,237
Ball Corp.	326	14,989
Bemis Co., Inc.[1]	149	6,839
Berry Global Group, Inc.[2]	202	9,601
Cabot Corp.	100	4,294
Celanese Corp.[1]	112	10,077
CF Industries Holdings, Inc.	265	11,530
Chemours Co. (The)	214	6,039
Crown Holdings, Inc.[1,2]	187	7,774
Domtar Corp.	108	3,794
Eagle Materials, Inc.	71	4,333
Eastman Chemical Co.	118	8,627
FMC Corp.	134	9,911
Graphic Packaging Holding Co.[1]	488	5,192
Huntsman Corp.	281	5,421
International Flavors & Fragrances, Inc.	95	12,756
Martin Marietta Materials, Inc.[1]	55	9,453
Mosaic Co. (The)	375	10,954
NewMarket Corp.[1]	13	5,357
Olin Corp.	248	4,987
Owens-Illinois, Inc.[2]	279	4,810
Packaging Corp. of America	97	8,096
Platform Specialty Products Corp.[2]	373	3,853
	Shares	Value
Materials (continued)
Reliance Steel & Aluminum Co.	96	$6,832
Royal Gold, Inc.	94	8,051
RPM International, Inc.	181	10,639
Scotts Miracle-Gro Co., (The)[1]	63	3,872
Sealed Air Corp.	241	8,396
Silgan Holdings, Inc.	133	3,141
Sonoco Products Co.	149	7,916
Southern Copper Corp.	23	708
Steel Dynamics, Inc.	226	6,789
United States Steel Corp.[1]	244	4,451
Valvoline, Inc.[1]	361	6,985
Westlake Chemical Corp.[1]	30	1,985
WestRock Co.	208	7,854
WR Grace & Co.	103	6,686
Total Materials		300,409

Media & Entertainment—3.8%
AMC Networks, Inc., Class A1,2	78	4,281
Cable One, Inc.	8	6,561
Cinemark Holdings, Inc.	175	6,265
Discovery, Inc., Class A1,2	166	4,107
Discovery, Inc., Class C2	390	9,001
DISH Network Corp., Class A2	318	7,940
GCI Liberty, Inc., Class A1,2	160	6,586
IAC/InterActiveCorp[2]	88	16,108
Interpublic Group of Cos., Inc. (The)	462	9,531
John Wiley & Sons, Inc., Class A	75	3,523
Liberty Broadband Corp., Class A2	25	1,795
Liberty Broadband Corp., Class C2	111	7,995
Liberty Media Corp.-Liberty Formula One, Class C1,2	283	8,688
Liberty Media Corp.-Liberty SiriusXM, Class A2	69	2,539
Liberty Media Corp.-Liberty SiriusXM, Class C2	140	5,177
Lions Gate Entertainment Corp., Class A1	90	1,449
Live Nation Entertainment, Inc.[1,2]	180	8,865
Madison Square Garden Co. (The), Class A2	31	8,299
Match Group, Inc.	106	4,534

33     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Media & Entertainment (continued)
News Corp., Class A	455	$5,164
News Corp., Class B	144	1,663
Take-Two Interactive Software, Inc.[2]	110	11,323
Tribune Media Co., Class A	150	6,807
TripAdvisor, Inc.[2]	144	7,767
Viacom, Inc., Class B	364	9,355
Zillow Group, Inc., Class A1,2	94	2,954
Zillow Group, Inc., Class C1,2	148	4,674
Zynga, Inc., Class A2	1,262	4,960
Total Media & Entertainment		177,911

Pharmaceuticals, Biotechnology & Life Sciences—4.3%
Agios Pharmaceuticals, Inc.[1,2]	82	3,781
Alkermes PLC[2]	202	5,961
Alnylam Pharmaceuticals, Inc.[1,2]	103	7,510
Bio-Rad Laboratories, Inc., Class A2	28	6,502
Bio-Techne Corp.	56	8,104
Bluebird Bio, Inc.[1,2]	62	6,150
Bruker Corp.	156	4,644
Catalent, Inc.[2]	200	6,236
Charles River Laboratories International, Inc.[2]	72	8,149
Exact Sciences Corp.[2]	158	9,970
Exelixis, Inc.[2]	441	8,675
Incyte Corp.[2]	156	9,920
Ionis Pharmaceuticals, Inc.[1,2]	192	10,380
Jazz Pharmaceuticals PLC[2]	65	8,057
Mettler-Toledo International, Inc.[1,2]	22	12,443
Nektar Therapeutics[2]	138	4,536
Neurocrine Biosciences, Inc.[1,2]	112	7,998
PerkinElmer, Inc.	136	10,683
Perrigo Co. PLC[1]	151	5,851
PRA Health Sciences, Inc.[2]	75	6,897
QIAGEN NV2	295	10,163
Sage Therapeutics, Inc.[1,2]	61	5,843
Sarepta Therapeutics, Inc.[1,2]	88	9,603
Seattle Genetics, Inc.[2]	122	6,913
United Therapeutics Corp.[2]	67	7,296
Waters Corp.[2]	64	12,074
Total Pharmaceuticals, Biotechnology & Life Sciences		204,339
	Shares	Value
Real Estate—10.7%
Alexandria Real Estate Equities, Inc.	95	$10,948
American Campus Communities, Inc.	202	8,361
American Homes 4 Rent, Class A	397	7,880
Apartment Investment & Management Co., Class A	217	9,522
Apple Hospitality REIT, Inc.	344	4,905
Brandywine Realty Trust	305	3,925
Brixmor Property Group, Inc.	466	6,846
Camden Property Trust	110	9,685
CBRE Group, Inc., Class A2	251	10,050
Colony Capital, Inc.	971	4,544
Columbia Property Trust, Inc.	208	4,025
CoreSite Realty Corp.	57	4,972
Corporate Office Properties Trust	178	3,743
CubeSmart	268	7,689
CyrusOne, Inc.	145	7,668
Douglas Emmett, Inc.	222	7,577
Duke Realty Corp.	394	10,205
Empire State Realty Trust, Inc., Class A	235	3,344
EPR Properties	116	7,427
Equity Commonwealth	194	5,822
Equity LifeStyle Properties, Inc.	106	10,296
Extra Space Storage, Inc.	119	10,767
Federal Realty Investment Trust	88	10,387
Gaming and Leisure Properties, Inc.	262	8,465
HCP, Inc.	509	14,216
Healthcare Trust of America, Inc., Class A	306	7,745
Highwoods Properties, Inc.	156	6,036
Hospitality Properties Trust	252	6,018
Howard Hughes Corp. (The)[1,2]	58	5,662
Hudson Pacific Properties, Inc.	227	6,597
Invitation Homes, Inc.[1]	302	6,064
Iron Mountain, Inc.	324	10,501
JBG SMITH Properties	163	5,674
Jones Lang LaSalle, Inc.	64	8,102
Kilroy Realty Corp.	126	7,923
Kimco Realty Corp.	640	9,376

34     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (continued)
Lamar Advertising Co., Class A	121	$8,371
Liberty Property Trust	204	8,543
Life Storage, Inc.	73	6,788
Macerich Co. (The)	173	7,487
Medical Properties Trust, Inc.	556	8,940
Mid-America Apartment Communities, Inc.	121	11,580
National Retail Properties, Inc.	214	10,381
Newmark Group, Inc., Class A	60	481
Omega Healthcare Investors, Inc.[1]	279	9,807
Outfront Media, Inc.	242	4,385
Paramount Group, Inc.	410	5,150
Park Hotels & Resorts, Inc.	279	7,248
Rayonier, Inc.	197	5,455
Realogy Holdings Corp.[1]	247	3,626
Realty Income Corp.	232	14,625
Regency Centers Corp.	170	9,976
Retail Properties of America, Inc., Class A	496	5,382
Retail Value, Inc.	44	1,126
Senior Housing Properties Trust	378	4,430
SITE Centers Corp.	266	2,945
SL Green Realty Corp.	103	8,145
Spirit Realty Capital, Inc.	144	5,076
STORE Capital Corp.	267	7,559
Sun Communities, Inc.	100	10,171
Taubman Centers, Inc.	100	4,549
UDR, Inc.	298	11,807
Uniti Group, Inc.	273	4,251
VEREIT, Inc.	1,307	9,345
VICI Properties, Inc.	362	6,798
Vornado Realty Trust	157	9,739
Weingarten Realty Investors	197	4,888
WP Carey, Inc.	140	9,148
Total Real Estate		501,169

Retailing—4.0%
Advance Auto Parts, Inc.	81	12,754
AutoNation, Inc.[1,2]	89	3,177
Burlington Stores, Inc.[1,2]	80	13,014
CarMax, Inc.[1,2]	180	11,291
Dick’s Sporting Goods, Inc.[1]	134	4,181
Foot Locker, Inc.	164	8,725
Gap, Inc. (The)	229	5,899
Genuine Parts Co.	137	13,155
	Shares	Value
Retailing (continued)
GrubHub, Inc.[1,2]	102	$7,835
Kohl’s Corp.	172	11,410
L Brands, Inc.	285	7,316
LKQ Corp.[1,2]	345	8,187
Macy’s, Inc.[1]	325	9,679
Michaels Cos., Inc. (The)[1,2]	184	2,491
Nordstrom, Inc.[1]	146	6,805
Penske Automotive Group, Inc.	57	2,298
Pool Corp.[1]	63	9,365
Qurate Retail, Inc.[1,2]	535	10,443
Tractor Supply Co.	151	12,599
Ulta Beauty, Inc.[1,2]	49	11,997
Urban Outfitters, Inc.[2]	116	3,851
Wayfair, Inc., Class A1,2	83	7,477
Williams-Sonoma, Inc.[1]	130	6,559
Total Retailing		190,508

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.[1,2]	984	18,165
Cypress Semiconductor Corp.	607	7,721
First Solar, Inc.[1,2]	109	4,627
Marvell Technology Group Ltd.	749	12,126
MKS Instruments, Inc.	90	5,815
Monolithic Power Systems, Inc.	81	9,416
ON Semiconductor Corp.[2]	527	8,701
Qorvo, Inc.[2]	163	9,899
Teradyne, Inc.	297	9,320
Universal Display Corp.[1]	66	6,176
Versum Materials, Inc.	173	4,795
Total Semiconductors & Semiconductor Equipment		96,761

Software & Services—10.7%
2U, Inc.[1,2]	95	4,723
Akamai Technologies, Inc.[2]	182	11,117
Alliance Data Systems Corp.	52	7,804
Amdocs Ltd.	189	11,072
ANSYS, Inc.[2]	87	12,436
Aspen Technology, Inc.[2]	115	9,451
Atlassian Corp. PLC, Class A2	156	13,881
Black Knight, Inc.[2]	184	8,291
Booz Allen Hamilton Holding Corp.	196	8,834
Broadridge Financial Solutions, Inc.	110	10,588

35     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Software & Services (continued)
Cadence Design Systems, Inc.[2]	322	$14,001
CDK Global, Inc.	189	9,049
Ceridian HCM Holding, Inc.[2]	43	1,483
Citrix Systems, Inc.	136	13,935
Conduent, Inc.[2]	309	3,285
CoreLogic, Inc.[2]	130	4,345
DocuSign, Inc.[1,2]	38	1,523
EPAM Systems, Inc.[2]	85	9,861
Euronet Worldwide, Inc.[1,2]	79	8,088
Fair Isaac Corp.[2]	51	9,537
FireEye, Inc.[1,2]	378	6,127
First Data Corp., Class A2	558	9,436
Fortinet, Inc.[2]	187	13,170
Gartner, Inc.[1,2]	106	13,551
Genpact Ltd.	215	5,803
GoDaddy, Inc., Class A2	181	11,877
Guidewire Software, Inc.[2]	123	9,868
Jack Henry & Associates, Inc.	87	11,007
Leidos Holdings, Inc.	197	10,386
LogMeIn, Inc.[1]	89	7,260
Manhattan Associates, Inc.[2]	135	5,720
Nuance Communications, Inc.[2]	609	8,057
Nutanix, Inc., Class A1,2	174	7,237
Okta, Inc.[2]	155	9,889
Paycom Software, Inc.[1,2]	82	10,041
Pegasystems, Inc.	68	3,252
Proofpoint, Inc.[2]	85	7,124
PTC, Inc.[2]	157	13,015
RealPage, Inc.[2]	123	5,927
RingCentral, Inc., Class A2	119	9,810
Sabre Corp.	326	7,055
SS&C Technologies Holdings, Inc.	236	10,646
Symantec Corp.	701	13,245
Synopsys, Inc.[2]	160	13,478
Tableau Software, Inc., Class A2	109	13,080
Teradata Corp.[1,2]	239	9,168
Total System Services, Inc.	144	11,706
Twilio, Inc., Class A1,2	138	12,323
Tyler Technologies, Inc.[2]	53	9,848
Ultimate Software Group, Inc. (The)[2]	45	11,019
VMware, Inc., Class A	76	10,422
Western Union Co. (The)	538	9,178
WEX, Inc.[2]	55	7,703
Zendesk, Inc.[2]	175	10,215
Total Software & Services		500,947
	Shares	Value
Technology Hardware & Equipment—3.8%
ARRIS International PLC[2]	320	$9,782
Arrow Electronics, Inc.[2]	121	8,343
Avnet, Inc.	185	6,679
CDW Corp.	169	13,697
Cognex Corp.	219	8,469
Coherent, Inc.[1,2]	40	4,228
CommScope Holding Co., Inc.[2]	345	5,655
Dolby Laboratories, Inc., Class A	99	6,122
EchoStar Corp., Class A2	101	3,709
F5 Networks, Inc.[2]	77	12,476
FLIR Systems, Inc.	176	7,663
IPG Photonics Corp.[1,2]	33	3,739
Jabil, Inc.	258	6,396
Juniper Networks, Inc.	511	13,751
Keysight Technologies, Inc.[2]	195	12,106
Littelfuse, Inc.	36	6,173
National Instruments Corp.	164	7,442
NCR Corp.[1,2]	262	6,047
Pure Storage, Inc., Class A2	324	5,210
Trimble, Inc.[2]	328	10,794
Ubiquiti Networks, Inc.[1]	32	3,181
Xerox Corp.	301	5,948
Zebra Technologies Corp., Class A2	66	10,509
Total Technology Hardware & Equipment		178,119

Telecommunication Services—0.3%
Sprint Corp.[2]	392	2,281
Telephone & Data Systems, Inc.	172	5,597
Zayo Group Holdings, Inc.[2]	240	5,482
Total Telecommunication Services		13,360

Transportation—2.4%
Alaska Air Group, Inc.	156	9,493
AMERCO	10	3,281
C.H. Robinson Worldwide, Inc.	135	11,352
Copa Holdings SA, Class A	52	4,093
Expeditors International of Washington, Inc.	161	10,962
Genesee & Wyoming, Inc., Class A2	93	6,884
JB Hunt Transport Services, Inc.	76	7,071
JetBlue Airways Corp.[2]	454	7,291
Kansas City Southern	107	10,213
Kirby Corp.[1,2]	88	5,928

36     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation (continued)
Knight-Swift Transportation Holdings, Inc.[1]	170	$4,262
Landstar System, Inc.	65	6,219
Macquarie Infrastructure Corp.[1]	153	5,594
Old Dominion Freight Line, Inc.	68	8,397
Ryder System, Inc.	87	4,189
Schneider National, Inc., Class B	83	1,550
XPO Logistics, Inc.[1,2]	112	6,388
Total Transportation		113,167

Utilities—4.9%
AES Corp.	831	12,016
Alliant Energy Corp.	263	11,112
Ameren Corp.	207	13,503
American Water Works Co., Inc.	148	13,434
Aqua America, Inc.[1]	270	9,231
Atmos Energy Corp.	117	10,848
Avangrid, Inc.	43	2,154
CenterPoint Energy, Inc.	442	12,478
CMS Energy Corp.	259	12,859
Entergy Corp.	152	13,083
Evergy, Inc.	218	12,376
Hawaiian Electric Industries, Inc.	179	6,555
MDU Resources Group, Inc.	288	6,866
National Fuel Gas Co.	128	6,551
NiSource, Inc.	423	10,723
NRG Energy, Inc.	332	13,147
OGE Energy Corp.	268	10,503
Pinnacle West Capital Corp.	132	11,246
SCANA Corp.	234	11,181
UGI Corp.	207	11,043
Vectren Corp.	120	8,638
Vistra Energy Corp.[2]	382	8,744
Total Utilities		228,291

Total Common Stocks (Cost $5,166,677)		4,678,562
	Shares	Value
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $2,495)	2,495	$2,495
Investment of Cash Collateral for Securities Loaned—0.9%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $42,985)	42,985	42,985
Total Investments—100.7% (Cost $5,212,157)		4,724,042
Liabilities in Excess of Other Assets—(0.7)%		(34,428)
Net Assets—100.0%		$4,689,614

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $838,700; total value of the collateral held by the Fund was $851,948. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $808,963 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

37     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.2%
BorgWarner, Inc.	65	$2,258
Garrett Motion, Inc.[1]	20	247
Gentex Corp.	131	2,648
Lear Corp.	25	3,071
Thor Industries, Inc.	24	1,248
Visteon Corp.[1,2]	12	723
Total Automobiles & Components		10,195

Capital Goods—7.9%
3M Co.	211	40,204
A.O. Smith Corp.	63	2,690
Acuity Brands, Inc.	19	2,184
Allegion PLC	24	1,913
Allison Transmission Holdings, Inc.	47	2,064
AMETEK, Inc.	60	4,062
Boeing Co. (The)	249	80,302
BWX Technologies, Inc.	32	1,223
Caterpillar, Inc.	149	18,933
Crane Co.	15	1,083
Cummins, Inc.	69	9,221
Curtiss-Wright Corp.	13	1,328
Donaldson Co., Inc.[2]	49	2,126
Dover Corp.	44	3,122
Eaton Corp. PLC	115	7,896
Emerson Electric Co.	222	13,264
Fastenal Co.[2]	137	7,164
Fluor Corp.	35	1,127
Fortune Brands Home & Security, Inc.	45	1,710
General Dynamics Corp.	115	18,079
Graco, Inc.	78	3,264
HD Supply Holdings, Inc.[1]	53	1,989
Hexcel Corp.	24	1,376
Honeywell International, Inc.	205	27,085
Hubbell, Inc.	16	1,589
Huntington Ingalls Industries, Inc.	17	3,235
IDEX Corp.	27	3,409
Illinois Tool Works, Inc.	118	14,949
Ingersoll-Rand PLC	90	8,211
ITT, Inc.	39	1,883
Jacobs Engineering Group, Inc.	51	2,981
Lennox International, Inc.	13	2,845
Lincoln Electric Holdings, Inc.	18	1,419
Lockheed Martin Corp.	101	26,446
	Shares	Value
Capital Goods (continued)
Masco Corp.	79	$2,310
MSC Industrial Direct Co., Inc., Class A	15	1,154
nVent Electric PLC	69	1,550
Owens Corning	31	1,363
PACCAR, Inc.	92	5,257
Pentair PLC	56	2,116
Quanta Services, Inc.	48	1,445
Raytheon Co.	107	16,408
Resideo Technologies, Inc.[1]	34	699
Rockwell Automation, Inc.	46	6,922
Sensata Technologies Holding PLC[1]	45	2,018
Snap-on, Inc.[2]	19	2,761
Spirit AeroSystems Holdings, Inc., Class A	38	2,739
Terex Corp.[2]	29	800
Textron, Inc.	63	2,897
Toro Co. (The)	50	2,794
TransDigm Group, Inc.[1]	15	5,101
W.W. Grainger, Inc.[2]	17	4,800
WABCO Holdings, Inc.[1]	13	1,395
Watsco, Inc.[2]	12	1,670
Xylem, Inc.	57	3,803
Total Capital Goods		390,378

Commercial & Professional Services—0.7%
Copart, Inc.[1]	86	4,109
CoStar Group, Inc.[1]	14	4,723
Equifax, Inc.	67	6,240
Robert Half International, Inc.	54	3,089
Rollins, Inc.[2]	63	2,274
Waste Management, Inc.	142	12,636
Total Commercial & Professional Services		33,071

Consumer Durables & Apparel—2.0%
Brunswick Corp.	36	1,672
Carter’s, Inc.[2]	17	1,388
Columbia Sportswear Co.	13	1,093
D.R. Horton, Inc.	90	3,119
Garmin Ltd.	47	2,976
Hanesbrands, Inc.[2]	113	1,416
Hasbro, Inc.[2]	45	3,656
Leggett & Platt, Inc.[2]	36	1,290
Lululemon Athletica, Inc.[1,2]	47	5,716
Michael Kors Holdings Ltd.[1]	50	1,896
NIKE, Inc., Class B	597	44,262
NVR, Inc.[1]	2	4,874
Polaris Industries, Inc.	28	2,147
PulteGroup, Inc.[2]	89	2,313

38     OPPENHEIMER ETF TRUST

	Shares	Value
Consumer Durables & Apparel (continued)
Ralph Lauren Corp.	24	$2,483
Skechers U.S.A., Inc., Class A1	61	1,396
Tapestry, Inc.	126	4,253
Toll Brothers, Inc.	43	1,416
VF Corp.	126	8,989
Total Consumer Durables & Apparel		96,355

Consumer Services—3.2%
Carnival Corp.	139	6,853
Chipotle Mexican Grill, Inc.[1]	12	5,181
Darden Restaurants, Inc.	46	4,594
Domino’s Pizza, Inc.[2]	18	4,464
Grand Canyon Education, Inc.[1]	21	2,019
Hyatt Hotels Corp., Class A	16	1,082
Las Vegas Sands Corp.	143	7,443
Marriott International, Inc., Class A	102	11,073
McDonald’s Corp.	248	44,037
Royal Caribbean Cruises Ltd.	46	4,498
Six Flags Entertainment Corp.	23	1,280
Starbucks Corp.	650	41,860
Wyndham Hotels & Resorts, Inc.	44	1,996
Wynn Resorts Ltd.	26	2,572
Yum China Holdings, Inc.	155	5,197
Yum! Brands, Inc.	133	12,225
Total Consumer Services		156,374

Diversified Financials—2.1%
Affiliated Managers Group, Inc.	22	2,144
Cboe Global Markets, Inc.	59	5,772
Credit Acceptance Corp.[1,2]	8	3,054
Eaton Vance Corp.	78	2,744
Evercore, Inc., Class A	27	1,932
FactSet Research Systems, Inc.	12	2,402
Franklin Resources, Inc.	203	6,021
Lazard Ltd., Class A	78	2,879
MarketAxess Holdings, Inc.[2]	25	5,283
Moody’s Corp.	110	15,404
MSCI, Inc.	57	8,403
S&P Global, Inc.	170	28,890
SEI Investments Co.	90	4,158
T. Rowe Price Group, Inc.	160	14,771
Total Diversified Financials		103,857
	Shares	Value
Energy—7.1%
Anadarko Petroleum Corp.	129	$5,655
Antero Resources Corp.[1,2]	73	685
Apache Corp.[2]	117	3,071
Apergy Corp.[1]	35	948
Cabot Oil & Gas Corp.[2]	164	3,665
Chevron Corp.	707	76,914
Cimarex Energy Co.	40	2,466
Concho Resources, Inc.[1]	49	5,037
ConocoPhillips	405	25,252
Diamondback Energy, Inc.	18	1,669
EOG Resources, Inc.	210	18,314
Exxon Mobil Corp.	1,677	114,355
Halliburton Co.	282	7,496
Helmerich & Payne, Inc.	39	1,870
HollyFrontier Corp.	60	3,067
Marathon Petroleum Corp.	182	10,740
Occidental Petroleum Corp.	273	16,757
PBF Energy, Inc., Class A2	45	1,470
Phillips 66	159	13,698
Pioneer Natural Resources Co.	65	8,549
Schlumberger Ltd.	368	13,277
Valero Energy Corp.	191	14,319
Total Energy		349,274

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	202	41,149
Kroger Co. (The)	241	6,627
Sprouts Farmers Market, Inc.[1,2]	58	1,364
Sysco Corp.	117	7,331
US Foods Holding Corp.[1]	56	1,772
Walgreens Boots Alliance, Inc.	309	21,114
Walmart, Inc.	517	48,159
Total Food & Staples Retailing		127,516

Food, Beverage & Tobacco—3.2%
Altria Group, Inc.	610	30,128
Brown-Forman Corp., Class B	92	4,377
Bunge Ltd.	44	2,351
Campbell Soup Co.	61	2,012
General Mills, Inc.	155	6,036
Hershey Co. (The)	53	5,681
Hormel Foods Corp.[2]	112	4,780
Ingredion, Inc.	22	2,011
Lamb Weston Holdings, Inc.	59	4,340
Molson Coors Brewing Co., Class B	49	2,752
Monster Beverage Corp.[1]	189	9,303
PepsiCo, Inc.	398	43,971

39     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Food, Beverage & Tobacco (continued)
Philip Morris International, Inc.	621	$41,458
Total Food, Beverage & Tobacco		159,200

Health Care Equipment & Services—5.8%
ABIOMED, Inc.[1]	17	5,526
Align Technology, Inc.[1]	38	7,958
athenahealth, Inc.[1]	13	1,715
Baxter International, Inc.	175	11,519
Boston Scientific Corp.[1]	345	12,192
Cantel Medical Corp.	16	1,191
Centene Corp.[1]	80	9,224
Cerner Corp.[1]	119	6,240
Chemed Corp.	7	1,983
Cigna Corp.	125	23,740
Cooper Cos., Inc. (The)	15	3,818
CVS Health Corp.	356	23,325
Danaher Corp.	158	16,293
DexCom, Inc.[1]	23	2,755
Edwards Lifesciences Corp.[1]	96	14,704
Humana, Inc.	49	14,038
ICU Medical, Inc.[1]	7	1,607
IDEXX Laboratories, Inc.[1]	32	5,953
Intuitive Surgical, Inc.[1]	55	26,341
Masimo Corp.[1]	20	2,147
McKesson Corp.	81	8,948
Penumbra, Inc.[1,2]	8	978
ResMed, Inc.	47	5,352
UnitedHealth Group, Inc.	260	64,771
Universal Health Services, Inc., Class B	23	2,681
Varian Medical Systems, Inc.[1]	42	4,759
Veeva Systems, Inc., Class A1	48	4,287
West Pharmaceutical Services, Inc.	33	3,235
Total Health Care Equipment & Services		287,280

Household & Personal Products—2.7%
Clorox Co. (The)	49	7,553
Colgate-Palmolive Co.	346	20,594
Herbalife Nutrition Ltd.[1]	44	2,594
Kimberly-Clark Corp.	113	12,875
Nu Skin Enterprises, Inc., Class A	24	1,472
Procter & Gamble Co. (The)	967	88,886
Total Household & Personal Products		133,974
	Shares	Value
Insurance—1.2%
Aon PLC	110	$15,990
Assured Guaranty Ltd.	47	1,799
Brown & Brown, Inc.	82	2,260
Erie Indemnity Co., Class A	17	2,266
Fidelity National Financial, Inc.	112	3,521
Marsh & McLennan Cos., Inc.	331	26,397
Torchmark Corp.	68	5,068
White Mountains Insurance Group Ltd.	2	1,716
Total Insurance		59,017

Materials—1.9%
Alcoa Corp.[1]	87	2,312
Avery Dennison Corp.	23	2,066
Cabot Corp.	20	859
Celanese Corp.[2]	39	3,509
CF Industries Holdings, Inc.	70	3,046
Chemours Co. (The)	45	1,270
Eagle Materials, Inc.	17	1,037
Eastman Chemical Co.	36	2,632
Ecolab, Inc.	64	9,430
Freeport-McMoRan, Inc.	400	4,124
International Flavors & Fragrances, Inc.	22	2,954
Linde PLC	87	13,575
LyondellBasell Industries NV, Class A	150	12,474
Martin Marietta Materials, Inc.[2]	16	2,750
Newmont Mining Corp.	204	7,069
Nucor Corp.	108	5,595
Packaging Corp. of America	27	2,253
PPG Industries, Inc.	72	7,361
Reliance Steel & Aluminum Co.	19	1,352
Royal Gold, Inc.	20	1,713
Southern Copper Corp.[2]	32	985
Steel Dynamics, Inc.	89	2,674
United States Steel Corp.[2]	48	876
Westlake Chemical Corp.[2]	12	794
WR Grace & Co.	21	1,363
Total Materials		94,073

Media & Entertainment—10.6%
Activision Blizzard, Inc.	280	13,040
Alphabet, Inc., Class A1	126	131,665
Alphabet, Inc., Class C1	129	133,594
CBS Corp., Class B	89	3,891
Electronic Arts, Inc.[1]	145	11,442
Facebook, Inc., Class A1	1,065	139,611

40     OPPENHEIMER ETF TRUST

	Shares	Value
Media & Entertainment (continued)
Interpublic Group of Cos., Inc. (The)	131	$2,702
John Wiley & Sons, Inc., Class A	18	845
Liberty Broadband Corp., Class A1	17	1,221
Liberty Broadband Corp., Class C1	70	5,042
Live Nation Entertainment, Inc.[1,2]	40	1,970
Madison Square Garden Co. (The), Class A1	8	2,142
News Corp., Class A	157	1,782
Omnicom Group, Inc.	61	4,468
Sirius XM Holdings, Inc.[2]	428	2,444
Take-Two Interactive Software, Inc.[1]	41	4,220
TripAdvisor, Inc.[1]	48	2,589
Walt Disney Co. (The)	524	57,457
Zynga, Inc., Class A1	263	1,033
Total Media & Entertainment		521,158

Pharmaceuticals, Biotechnology & Life Sciences—12.8%
AbbVie, Inc.	584	53,839
Agilent Technologies, Inc.	106	7,151
Alexion Pharmaceuticals, Inc.[1]	56	5,452
Amgen, Inc.	236	45,942
Biogen, Inc.[1]	95	28,587
Bio-Techne Corp.	9	1,303
Bristol-Myers Squibb Co.	768	39,921
Celgene Corp.[1]	278	17,817
Charles River Laboratories International, Inc.[1]	12	1,358
Eli Lilly & Co.	324	37,493
Exelixis, Inc.[1]	142	2,793
Gilead Sciences, Inc.	355	22,205
Illumina, Inc.[1]	65	19,495
Jazz Pharmaceuticals PLC[1]	17	2,107
Johnson & Johnson	1,154	148,924
Merck & Co., Inc.	858	65,560
Mettler-Toledo International, Inc.[1,2]	10	5,656
Pfizer, Inc.	1,509	65,868
Regeneron Pharmaceuticals, Inc.[1]	35	13,073
Sage Therapeutics, Inc.[1,2]	15	1,437
Seattle Genetics, Inc.[1]	47	2,663
United Therapeutics Corp.[1]	18	1,960
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Vertex Pharmaceuticals, Inc.[1]	118	$19,554
Waters Corp.[1]	25	4,716
Zoetis, Inc.	174	14,884
Total Pharmaceuticals, Biotechnology & Life Sciences		629,758

Real Estate—2.0%
AvalonBay Communities, Inc.	49	8,528
CBRE Group, Inc., Class A1	174	6,967
EPR Properties	26	1,665
Equity LifeStyle Properties, Inc.	35	3,400
Extra Space Storage, Inc.	58	5,248
Gaming and Leisure Properties, Inc.	77	2,488
Host Hotels & Resorts, Inc.	264	4,401
Jones Lang LaSalle, Inc.	17	2,152
Lamar Advertising Co., Class A	46	3,182
Prologis, Inc.	216	12,684
Public Storage	100	20,241
Rayonier, Inc.	51	1,412
Retail Properties of America, Inc., Class A	97	1,052
Simon Property Group, Inc.	144	24,191
Weingarten Realty Investors	67	1,662
Total Real Estate		99,273

Retailing—6.0%
Advance Auto Parts, Inc.	22	3,464
AutoZone, Inc.[1]	8	6,707
Best Buy Co., Inc.	117	6,196
Booking Holdings, Inc.[1]	18	31,004
Burlington Stores, Inc.[1,2]	24	3,904
Dick’s Sporting Goods, Inc.[2]	36	1,123
Dollar General Corp.	98	10,592
eBay, Inc.[1]	355	9,965
Expedia Group, Inc.	34	3,830
Foot Locker, Inc.	51	2,713
Gap, Inc. (The)	98	2,524
GrubHub, Inc.[1,2]	36	2,765
Home Depot, Inc. (The)	532	91,408
Kohl’s Corp.	53	3,516
L Brands, Inc.	62	1,591
Lowe’s Cos., Inc.	281	25,953
Nordstrom, Inc.[2]	42	1,958
O’Reilly Automotive, Inc.[1]	35	12,052
Pool Corp.[2]	14	2,081
Ross Stores, Inc.	179	14,893

41     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Retailing (continued)
Target Corp.	184	$12,161
Tiffany & Co.	54	4,348
TJX Cos., Inc. (The)	588	26,307
Tractor Supply Co.	58	4,839
Ulta Beauty, Inc.[1,2]	27	6,611
Urban Outfitters, Inc.[1]	34	1,129
Williams-Sonoma, Inc.[2]	36	1,816
Total Retailing		295,450

Semiconductors & Semiconductor Equipment—5.9%
Applied Materials, Inc.	432	14,144
Broadcom, Inc.	127	32,294
First Solar, Inc.[1,2]	38	1,613
Intel Corp.	1,802	84,568
KLA-Tencor Corp.	41	3,669
Lam Research Corp.	54	7,353
Marvell Technology Group Ltd.	170	2,752
Maxim Integrated Products, Inc.	89	4,526
Microchip Technology, Inc.[2]	68	4,891
Micron Technology, Inc.[1]	447	14,183
MKS Instruments, Inc.	25	1,615
Monolithic Power Systems, Inc.	16	1,860
NVIDIA Corp.	284	37,914
NXP Semiconductors NV	84	6,156
ON Semiconductor Corp.[1]	104	1,717
Qorvo, Inc.[1]	45	2,733
Skyworks Solutions, Inc.	85	5,697
Teradyne, Inc.	88	2,761
Texas Instruments, Inc.	469	44,321
Universal Display Corp.	20	1,871
Versum Materials, Inc.	42	1,164
Xilinx, Inc.	113	9,624
Total Semiconductors & Semiconductor Equipment		287,426

Software & Services—12.8%
Accenture PLC, Class A	292	41,175
Adobe, Inc.[1]	225	50,904
Akamai Technologies, Inc.[1]	66	4,031
Amdocs Ltd.	59	3,456
ANSYS, Inc.[1]	36	5,146
Aspen Technology, Inc.[1]	34	2,794
Automatic Data Processing, Inc.	207	27,142
Booz Allen Hamilton Holding Corp.	39	1,758
	Shares	Value
Software & Services (continued)
Broadridge Financial Solutions, Inc.	51	$4,909
CDK Global, Inc.	39	1,867
Citrix Systems, Inc.	50	5,123
Cognizant Technology Solutions Corp., Class A	264	16,759
EPAM Systems, Inc.[1]	21	2,436
Euronet Worldwide, Inc.[1,2]	17	1,740
Fair Isaac Corp.[1]	8	1,496
Fiserv, Inc.[1]	122	8,966
Fortinet, Inc.[1]	64	4,508
Guidewire Software, Inc.[1]	28	2,246
Intuit, Inc.	117	23,031
Jack Henry & Associates, Inc.	36	4,555
Leidos Holdings, Inc.	40	2,109
Manhattan Associates, Inc.[1]	31	1,314
Mastercard, Inc., Class A	623	117,529
Palo Alto Networks, Inc.[1]	28	5,274
Paychex, Inc.	151	9,838
Paycom Software, Inc.[1,2]	20	2,449
PayPal Holdings, Inc.[1]	535	44,988
Red Hat, Inc.[1]	78	13,700
RingCentral, Inc., Class A1	19	1,566
salesforce.com, Inc.[1]	261	35,749
Splunk, Inc.[1,2]	47	4,928
Synopsys, Inc.[1]	59	4,970
Total System Services, Inc.	59	4,796
Tyler Technologies, Inc.[1]	15	2,787
Ultimate Software Group, Inc. (The)[1]	11	2,694
VeriSign, Inc.[1]	32	4,745
Visa, Inc., Class A	1,145	151,071
VMware, Inc., Class A	29	3,977
Zendesk, Inc.[1]	29	1,693
Total Software & Services		630,219

Technology Hardware & Equipment—5.9%
Amphenol Corp., Class A	99	8,021
Apple, Inc.	1,470	231,878
Arista Networks, Inc.[1]	26	5,478
CDW Corp.	39	3,161
Cognex Corp.	80	3,094
Coherent, Inc.[1,2]	9	951
Dolby Laboratories, Inc., Class A	27	1,670
F5 Networks, Inc.[1]	28	4,537
FLIR Systems, Inc.	56	2,438
IPG Photonics Corp.[1,2]	17	1,926
Jabil, Inc.	55	1,363
Juniper Networks, Inc.	106	2,853

42     OPPENHEIMER ETF TRUST

	Shares	Value
Technology Hardware & Equipment (continued)
Littelfuse, Inc.	10	$1,715
Motorola Solutions, Inc.	43	4,947
National Instruments Corp.	51	2,314
NetApp, Inc.	115	6,862
Pure Storage, Inc., Class A1	54	868
Trimble, Inc.[1]	79	2,600
Zebra Technologies Corp., Class A1	13	2,070
Total Technology Hardware & Equipment		288,746

Transportation—1.9%
Alaska Air Group, Inc.	48	2,921
C.H. Robinson Worldwide, Inc.	38	3,195
Copa Holdings SA, Class A	11	866
Delta Air Lines, Inc.	211	10,529
Expeditors International of Washington, Inc.	83	5,651
FedEx Corp.	87	14,036
JB Hunt Transport Services, Inc.	36	3,349
JetBlue Airways Corp.[1]	135	2,168
Kansas City Southern	29	2,768
Kirby Corp.[1,2]	17	1,145
Landstar System, Inc.	16	1,531
Old Dominion Freight Line, Inc.	30	3,705
Southwest Airlines Co.	227	10,551
Union Pacific Corp.	231	31,931
Total Transportation		94,346

Utilities—1.3%
Ameren Corp.	63	4,109
CenterPoint Energy, Inc.	108	3,049
Consolidated Edison, Inc.	107	8,181
DTE Energy Co.	47	5,184
Edison International	88	4,996
	Shares	Value
Utilities (continued)
Evergy, Inc.	69	$3,917
Exelon Corp.	235	10,599
MDU Resources Group, Inc.	49	1,168
National Fuel Gas Co.	23	1,177
NRG Energy, Inc.	84	3,326
PG&E Corp.[1]	138	3,278
Pinnacle West Capital Corp.	28	2,386
Sempra Energy	65	7,032
UGI Corp.	45	2,401
Vectren Corp.	21	1,512
Vistra Energy Corp.[1]	134	3,067
Total Utilities		65,382

Total Common Stocks (Cost $5,136,388)		4,912,322
Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $3,471)	3,471	3,471
Total Investments—99.9% (Cost $5,139,859)		4,915,793
Other Assets in Excess of Liabilities—0.1%		5,217
Net Assets—100.0%		$4,921,010

PLC – Public Limited Company

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $120,682; total value of the collateral held by the Fund was $122,586. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $122,586 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

43     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—0.9%
Ford Motor Co.	2,353	$18,000
Garrett Motion, Inc.[1]	26	321
General Motors Co.	702	23,482
Harley-Davidson, Inc.	89	3,037
Total Automobiles & Components		44,840

Banks—6.6%
BB&T Corp.	341	14,772
F.N.B. Corp.	174	1,712
Huntington Bancshares, Inc.	452	5,388
JPMorgan Chase & Co.	1,282	125,149
New York Community Bancorp, Inc.[2]	294	2,767
PacWest Bancorp	69	2,296
People’s United Financial, Inc.[2]	189	2,727
PNC Financial Services Group, Inc. (The)	171	19,992
SunTrust Banks, Inc.	185	9,331
U.S. Bancorp	654	29,888
Wells Fargo & Co.	2,128	98,058
Total Banks		312,080

Capital Goods—6.4%
3M Co.	252	48,016
Caterpillar, Inc.	221	28,082
Cummins, Inc.	75	10,023
Eaton Corp. PLC	230	15,792
Emerson Electric Co.	293	17,507
Fastenal Co.[2]	127	6,641
General Electric Co.	5,175	39,175
Honeywell International, Inc.	264	34,879
Illinois Tool Works, Inc.	130	16,470
Johnson Controls International PLC	459	13,609
Lockheed Martin Corp.	108	28,279
PACCAR, Inc.	184	10,514
Pentair PLC	82	3,098
Resideo Technologies, Inc.[1]	44	904
United Technologies Corp.	301	32,050
Total Capital Goods		305,039

Commercial & Professional Services—0.4%
Nielsen Holdings PLC	207	4,829
Waste Management, Inc.	168	14,951
Total Commercial & Professional Services		19,780
	Shares	Value
Consumer Durables & Apparel—0.8%
Garmin Ltd.	80	$5,066
Hanesbrands, Inc.[2]	185	2,318
Hasbro, Inc.[2]	53	4,306
Leggett & Platt, Inc.[2]	69	2,473
Mattel, Inc.[1,2]	181	1,808
Newell Brands, Inc.[2]	250	4,647
Tapestry, Inc.	144	4,860
VF Corp.	129	9,203
Whirlpool Corp.	34	3,634
Total Consumer Durables & Apparel		38,315

Consumer Services—2.6%
Carnival Corp.	190	9,367
Darden Restaurants, Inc.	59	5,892
Extended Stay America, Inc.	106	1,643
H&R Block, Inc.[2]	110	2,791
Las Vegas Sands Corp.	193	10,045
McDonald’s Corp.	341	60,551
Six Flags Entertainment Corp.	41	2,281
Starbucks Corp.	507	32,651
Total Consumer Services		125,221

Diversified Financials—1.3%
AGNC Investment Corp.	276	4,841
Ameriprise Financial, Inc.	62	6,471
Annaly Capital Management, Inc.	759	7,453
BGC Partners, Inc., Class A	163	843
Chimera Investment Corp.	122	2,174
Franklin Resources, Inc.	142	4,212
Invesco Ltd.	232	3,883
Lazard Ltd., Class A	59	2,178
MFA Financial, Inc.	259	1,730
Morgan Stanley	435	17,248
Navient Corp.[2]	153	1,348
New Residential Investment Corp.	219	3,112
Starwood Property Trust, Inc.	165	3,252
Two Harbors Investment Corp.	114	1,464
Total Diversified Financials		60,209

Energy—8.6%
Apache Corp.[2]	169	4,436
Chevron Corp.	1,012	110,095
Exxon Mobil Corp.	2,324	158,474
Helmerich & Payne, Inc.	60	2,876
Kinder Morgan, Inc.	1,002	15,411

44     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (continued)
Marathon Petroleum Corp.	174	$10,268
Murphy Oil Corp.[2]	84	1,965
Occidental Petroleum Corp.	415	25,473
ONEOK, Inc.	234	12,624
Phillips 66	181	15,593
Schlumberger Ltd.	685	24,715
Targa Resources Corp.	138	4,971
Valero Energy Corp.	185	13,869
Williams Cos., Inc. (The)	485	10,694
Total Energy		411,464

Food & Staples Retailing—2.0%
Sysco Corp.	187	11,717
Walgreens Boots Alliance, Inc.	377	25,760
Walmart, Inc.	618	57,567
Total Food & Staples Retailing		95,044

Food, Beverage & Tobacco—8.2%
Altria Group, Inc.	1,126	55,613
Archer-Daniels-Midland Co.	274	11,226
Bunge Ltd.	64	3,420
Campbell Soup Co.	101	3,332
Coca-Cola Co. (The)	2,030	96,121
General Mills, Inc.	347	13,512
Hershey Co. (The)	68	7,288
JM Smucker Co. (The)	53	4,955
Kellogg Co.	129	7,354
Kraft Heinz Co. (The)	346	14,892
Molson Coors Brewing Co., Class B	80	4,493
Mondelez International, Inc., Class A	577	23,097
PepsiCo, Inc.	724	79,988
Philip Morris International, Inc.	938	62,621
Total Food, Beverage & Tobacco		387,912

Health Care Equipment & Services—1.9%
Cardinal Health, Inc.	166	7,403
CVS Health Corp.	515	33,743
Medtronic PLC	532	48,391
Total Health Care Equipment & Services		89,537

Household & Personal Products—3.8%
Clorox Co. (The)	63	9,711
Colgate-Palmolive Co.	381	22,677
Coty, Inc., Class A2	255	1,673
Kimberly-Clark Corp.	193	21,990
Procter & Gamble Co. (The)	1,379	126,758
Total Household & Personal Products		182,809
	Shares	Value
Insurance—2.6%
Aflac, Inc.	289	$13,167
American International Group, Inc.	389	15,330
Chubb Ltd.	185	23,898
Cincinnati Financial Corp.	75	5,807
Fidelity National Financial, Inc.	128	4,024
MetLife, Inc.	458	18,805
Old Republic International Corp.	153	3,147
Principal Financial Group, Inc.	150	6,626
Prudential Financial, Inc.	216	17,615
Travelers Cos., Inc. (The)	110	13,173
Total Insurance		121,592

Materials—1.5%
Air Products & Chemicals, Inc.	96	15,365
CF Industries Holdings, Inc.	113	4,917
International Paper Co.	220	8,879
Linde PLC	109	17,008
LyondellBasell Industries NV, Class A	166	13,805
Nucor Corp.	135	6,994
WestRock Co.	121	4,569
Total Materials		71,537

Media & Entertainment—1.6%
Comcast Corp., Class A	1,786	60,813
Interpublic Group of Cos., Inc. (The)	199	4,105
Omnicom Group, Inc.	115	8,423
Viacom, Inc., Class B	173	4,446
Total Media & Entertainment		77,787

Pharmaceuticals, Biotechnology & Life Sciences—14.0%
AbbVie, Inc.	730	67,299
Amgen, Inc.	305	59,374
Bristol-Myers Squibb Co.	808	42,000
Eli Lilly & Co.	426	49,297
Gilead Sciences, Inc.	657	41,095
Johnson & Johnson	1,278	164,926
Merck & Co., Inc.	1,383	105,675
Pfizer, Inc.	3,127	136,493
Total Pharmaceuticals, Biotechnology & Life Sciences		666,159

45     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Real Estate—8.0%
Alexandria Real Estate Equities, Inc.	49	$5,647
American Campus Communities, Inc.	79	3,270
American Tower Corp.	163	25,785
Apartment Investment & Management Co., Class A	84	3,686
Apple Hospitality REIT, Inc.	135	1,925
AvalonBay Communities, Inc.	73	12,706
Boston Properties, Inc.	69	7,766
Brixmor Property Group, Inc.	190	2,791
Camden Property Trust	47	4,138
Colony Capital, Inc.	321	1,502
Crown Castle International Corp.	229	24,876
CubeSmart	99	2,840
Digital Realty Trust, Inc.	110	11,720
Duke Realty Corp.	168	4,351
EPR Properties	46	2,945
Equinix, Inc.	31	10,929
Equity Residential	183	12,080
Essex Property Trust, Inc.	32	7,847
Extra Space Storage, Inc.	63	5,700
Federal Realty Investment Trust	38	4,486
Gaming and Leisure Properties, Inc.	128	4,136
HCP, Inc.	293	8,183
Healthcare Trust of America, Inc., Class A	120	3,037
Highwoods Properties, Inc.	55	2,128
Hospitality Properties Trust	103	2,460
Host Hotels & Resorts, Inc.	398	6,635
Iron Mountain, Inc.	179	5,801
Kimco Realty Corp.	258	3,780
Lamar Advertising Co., Class A	50	3,459
Liberty Property Trust	79	3,309
Life Storage, Inc.	26	2,418
Macerich Co. (The)	82	3,549
Medical Properties Trust, Inc.	230	3,698
Mid-America Apartment Communities, Inc.	59	5,646
National Retail Properties, Inc.	89	4,317
Newmark Group, Inc., Class A	75	602
	Shares	Value
Real Estate (continued)
Omega Healthcare Investors, Inc.[2]	126	$4,429
Outfront Media, Inc.	88	1,595
Park Hotels & Resorts, Inc.	123	3,196
Prologis, Inc.	252	14,797
Public Storage	81	16,395
Realty Income Corp.	168	10,591
Regency Centers Corp.	83	4,870
Retail Properties of America, Inc., Class A	133	1,443
Retail Value, Inc.	9	230
Senior Housing Properties Trust	152	1,781
Simon Property Group, Inc.	180	30,238
SITE Centers Corp.	99	1,096
SL Green Realty Corp.	44	3,480
Spirit Realty Capital, Inc.	55	1,939
STORE Capital Corp.	104	2,944
Taubman Centers, Inc.	35	1,592
UDR, Inc.	140	5,547
Uniti Group, Inc.	108	1,682
Ventas, Inc.	219	12,831
VEREIT, Inc.	620	4,433
Vornado Realty Trust	93	5,769
Weingarten Realty Investors	72	1,786
Welltower, Inc.	231	16,034
Weyerhaeuser Co.	396	8,657
WP Carey, Inc.	66	4,312
Total Real Estate		381,815

Retailing—2.5%
Gap, Inc. (The)	114	2,937
Genuine Parts Co.	71	6,817
Home Depot, Inc. (The)	430	73,883
Kohl’s Corp.	88	5,838
L Brands, Inc.	147	3,774
Macy’s, Inc.[2]	176	5,241
Target Corp.	281	18,571
Total Retailing		117,061

Semiconductors & Semiconductor Equipment—5.9%
Broadcom, Inc.	206	52,382
Intel Corp.	2,338	109,722
Maxim Integrated Products, Inc.	165	8,390
QUALCOMM, Inc.	1,113	63,341
Texas Instruments, Inc.	493	46,589
Total Semiconductors & Semiconductor Equipment		280,424

46     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Services—2.0%
International Business Machines Corp.	705	$80,137
Paychex, Inc.	158	10,294
Western Union Co. (The)	248	4,231
Total Software & Services		94,662

Technology Hardware & Equipment—3.7%
Cisco Systems, Inc.	3,063	132,720
Corning, Inc.	466	14,078
HP, Inc.	962	19,682
Western Digital Corp.	172	6,359
Xerox Corp.	121	2,391
Total Technology Hardware & Equipment		175,230

Telecommunication Services—5.8%
AT&T, Inc.	4,547	129,771
CenturyLink, Inc.	627	9,499
Verizon Communications, Inc.	2,461	138,358
Total Telecommunication Services		277,628

Transportation—1.0%
Delta Air Lines, Inc.	248	12,375
Macquarie Infrastructure Corp.[2]	52	1,901
United Parcel Service, Inc., Class B	337	32,868
Total Transportation		47,144

Utilities—7.5%
AES Corp.	365	5,278
Alliant Energy Corp.	116	4,901
Ameren Corp.	121	7,893
American Electric Power Co., Inc.	264	19,731
CenterPoint Energy, Inc.	244	6,888
CMS Energy Corp.	136	6,752
Consolidated Edison, Inc.	168	12,845
Dominion Energy, Inc.	383	27,369
DTE Energy Co.	94	10,368
Duke Energy Corp.	410	35,383
Edison International	173	9,821
Entergy Corp.	104	8,951
Evergy, Inc.	129	7,323
	Shares	Value
Utilities (continued)
Eversource Energy	166	$10,797
Exelon Corp.	493	22,234
FirstEnergy Corp.	271	10,176
NextEra Energy, Inc.	205	35,633
NiSource, Inc.	174	4,411
OGE Energy Corp.	109	4,272
PG&E Corp.[1]	225	5,344
Pinnacle West Capital Corp.	59	5,027
PPL Corp.[2]	453	12,834
Public Service Enterprise Group, Inc.	261	13,585
SCANA Corp.	90	4,300
Sempra Energy	134	14,498
Southern Co. (The)	606	26,616
WEC Energy Group, Inc.	164	11,359
Xcel Energy, Inc.	260	12,810
Total Utilities		357,399

Total Common Stocks (Cost $5,079,813)		4,740,688
Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $7,312)	7,312	7,312
Total Investments—99.8% (Cost $5,087,125)		4,748,000
Other Assets in Excess of Liabilities—0.2%		9,737
Net Assets—100.0%		$4,757,737

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $60,352; total value of the collateral held by the Fund was $61,449. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $61,449 (Note 4).

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

47     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.5%
Aptiv PLC	2,328	$143,335
Ford Motor Co.	5,973	45,694
Garrett Motion, Inc.[1]	9,071	111,936
General Motors Co.	5,327	178,188
Gentex Corp.	24,781	500,824
Harley-Davidson, Inc.[2]	2,257	77,009
Lear Corp.	483	59,341
Total Automobiles & Components		1,116,327

Banks—3.1%
Associated Banc-Corp.	5,115	101,226
Bank of Hawaii Corp.	874	58,838
BankUnited, Inc.	2,032	60,838
BB&T Corp.	10,944	474,094
BOK Financial Corp.	650	47,664
CIT Group, Inc.	3,318	126,980
Citizens Financial Group, Inc.	4,773	141,901
Comerica, Inc.	3,274	224,891
Commerce Bancshares, Inc.[2]	6,942	391,321
Cullen/Frost Bankers, Inc.[2]	3,453	303,657
East West Bancorp, Inc.	1,847	80,400
F.N.B. Corp.	5,509	54,209
Fifth Third Bancorp	9,917	233,347
First Citizens BancShares, Inc., Class A	459	173,066
First Republic Bank	3,995	347,166
Huntington Bancshares, Inc.	38,030	453,318
KeyCorp	14,255	210,689
M&T Bank Corp.	2,400	343,512
PacWest Bancorp	1,567	52,150
People’s United Financial, Inc.[2]	5,168	74,574
PNC Financial Services Group, Inc. (The)	1,362	159,231
Popular, Inc.	20,126	950,350
Prosperity Bancshares, Inc.	2,016	125,597
Regions Financial Corp.	21,651	289,690
Signature Bank	582	59,835
SunTrust Banks, Inc.	7,559	381,276
SVB Financial Group[1]	742	140,921
TCF Financial Corp.	9,962	194,159
U.S. Bancorp	3,532	161,412
Umpqua Holdings Corp.	7,879	125,276
Webster Financial Corp.	5,615	276,763
Wintrust Financial Corp.	1,572	104,522
Zions Bancorp NA	6,017	245,133
Total Banks		7,168,006
	Shares	Value
Capital Goods—7.4%
AECOM[1,2]	4,716	$124,974
Air Lease Corp.	1,690	51,055
Allegion PLC	3,268	260,492
Allison Transmission Holdings, Inc.	13,000	570,830
AMETEK, Inc.	3,856	261,051
Arcosa, Inc.[1]	4,791	132,663
Armstrong World Industries, Inc.	2,840	165,316
Boeing Co. (The)	392	126,420
Carlisle Cos., Inc.	1,582	159,023
Caterpillar, Inc.	587	74,590
Crane Co.	3,349	241,731
Cummins, Inc.	1,223	163,442
Curtiss-Wright Corp.	695	70,973
Deere & Co.	1,809	269,849
Donaldson Co., Inc.	6,219	269,842
Dover Corp.	9,153	649,405
Eaton Corp. PLC	5,534	379,964
Emerson Electric Co.	5,923	353,899
Fastenal Co.[2]	5,918	309,452
Flowserve Corp.	10,374	394,420
Fluor Corp.	4,187	134,821
Fortive Corp.	3,438	232,615
General Dynamics Corp.	774	121,681
Graco, Inc.	2,991	125,173
Harris Corp.	2,759	371,499
HD Supply Holdings, Inc.[1]	12,118	454,667
HEICO Corp.	1,570	121,644
HEICO Corp., Class A	3,363	211,869
Hexcel Corp.	2,922	167,547
Honeywell International, Inc.	784	103,582
Hubbell, Inc.	500	49,670
Huntington Ingalls Industries, Inc.	844	160,622
IDEX Corp.	1,683	212,496
Ingersoll-Rand PLC	9,609	876,629
ITT, Inc.	5,595	270,071
Jacobs Engineering Group, Inc.	13,282	776,466
Johnson Controls International PLC	6,827	202,421
L3 Technologies, Inc.	1,883	327,002
Lennox International, Inc.	1,149	251,470
Lincoln Electric Holdings, Inc.	1,450	114,333
Lockheed Martin Corp.	369	96,619
Middleby Corp. (The)[1,2]	611	62,768

48     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
MSC Industrial Direct Co., Inc., Class A	2,120	$163,070
Nordson Corp.	528	63,017
Northrop Grumman Corp.	365	89,389
nVent Electric PLC	9,417	211,506
PACCAR, Inc.	3,426	195,762
Parker-Hannifin Corp.	943	140,639
Pentair PLC	4,605	173,977
Quanta Services, Inc.	4,907	147,701
Raytheon Co.	1,018	156,110
Regal Beloit Corp.	3,988	279,359
Resideo Technologies, Inc.[1]	8,994	184,827
Rockwell Automation, Inc.	807	121,437
Roper Technologies, Inc.	1,285	342,478
Sensata Technologies Holding PLC[1]	2,137	95,823
Snap-on, Inc.[2]	1,683	244,523
Spirit AeroSystems Holdings, Inc., Class A	3,306	238,330
Teledyne Technologies, Inc.[1]	2,219	459,488
Textron, Inc.	8,981	413,036
Timken Co. (The)	1,590	59,339
Toro Co. (The)	2,251	125,786
TransDigm Group, Inc.[1]	1,841	626,050
Trinity Industries, Inc.	4,232	87,137
United Technologies Corp.	1,583	168,558
USG Corp.[2]	7,138	304,507
W.W. Grainger, Inc.[2]	3,067	865,998
WABCO Holdings, Inc.[1]	547	58,715
Wabtec Corp.[2]	3,369	236,672
Watsco, Inc.[2]	627	87,241
Xylem, Inc.	4,242	283,026
Total Capital Goods		17,098,557

Commercial & Professional Services—2.1%
ADT, Inc.[2]	9,059	54,445
Cintas Corp.	2,347	394,272
Clean Harbors, Inc.[1]	6,825	336,814
Copart, Inc.[1,2]	6,957	332,405
CoStar Group, Inc.[1]	665	224,331
Dun & Bradstreet Corp. (The)	3,044	434,501
Equifax, Inc.	592	55,133
IHS Markit Ltd.[1]	5,898	282,927
KAR Auction Services, Inc.	9,647	460,355
Republic Services, Inc.	6,065	437,226
Robert Half International, Inc.	10,151	580,637
Rollins, Inc.[2]	3,800	137,180
TransUnion	4,499	255,543
	Shares	Value
Commercial & Professional Services (Continued)
Verisk Analytics, Inc.[1]	3,898	$425,038
Waste Management, Inc.	6,248	556,009
Total Commercial & Professional Services		4,966,816

Consumer Durables & Apparel—1.6%
Brunswick Corp.	4,235	196,716
Columbia Sportswear Co.	2,469	207,618
Garmin Ltd.	5,272	333,823
Hasbro, Inc.[2]	4,947	401,944
Leggett & Platt, Inc.[2]	1,442	51,681
Lululemon Athletica, Inc.[1,2]	3,189	387,814
NIKE, Inc., Class B	3,087	228,870
PVH Corp.	959	89,139
Ralph Lauren Corp.	8,718	901,964
Tapestry, Inc.	6,924	233,685
Under Armour, Inc., Class A1	12,729	224,921
Under Armour, Inc., Class C1	13,469	217,794
VF Corp.	4,466	318,605
Total Consumer Durables & Apparel		3,794,574

Consumer Services—3.8%
Aramark	4,271	123,731
Bright Horizons Family Solutions, Inc.[1]	3,098	345,272
Carnival Corp.	2,975	146,667
Chipotle Mexican Grill, Inc.[1]	1,202	519,012
Choice Hotels International, Inc.	1,363	97,564
Darden Restaurants, Inc.	10,466	1,045,135
Domino’s Pizza, Inc.[2]	2,120	525,739
Dunkin’ Brands Group, Inc.[2]	4,788	307,007
Extended Stay America, Inc.	14,136	219,108
frontdoor, Inc.[1]	6,796	180,842
Graham Holdings Co., Class B2	662	424,064
Grand Canyon Education, Inc.[1]	4,001	384,656
H&R Block, Inc.[2]	23,819	604,288
Hilton Worldwide Holdings, Inc.	1,328	95,350
Hyatt Hotels Corp., Class A	1,399	94,572
Marriott International, Inc., Class A	796	86,414
McDonald’s Corp.	537	95,355
MGM Resorts International	2,805	68,049
Norwegian Cruise Line Holdings Ltd.[1]	5,145	218,097

49     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Consumer Services (Continued)
Royal Caribbean Cruises Ltd.	1,305	$127,616
Service Corp. International	17,878	719,768
ServiceMaster Global Holdings, Inc.[1]	13,918	511,347
Six Flags Entertainment Corp.	1,284	71,429
Starbucks Corp.	10,143	653,209
Vail Resorts, Inc.	1,855	391,071
Wendy’s Co. (The)	10,366	161,813
Wyndham Destinations, Inc.	1,824	65,372
Wyndham Hotels & Resorts, Inc.	3,332	151,173
Yum China Holdings, Inc.	2,538	85,099
Yum! Brands, Inc.	4,611	423,843
Total Consumer Services		8,942,662

Diversified Financials—3.8%
AGNC Investment Corp.	14,492	254,190
Ally Financial, Inc.	9,746	220,844
American Express Co.	3,371	321,324
Annaly Capital Management, Inc.	29,187	286,616
AXA Equitable Holdings, Inc.	11,436	190,181
Bank of New York Mellon Corp. (The)	2,927	137,774
Berkshire Hathaway, Inc., Class B1	338	69,013
Capital One Financial Corp.	3,414	258,064
Chimera Investment Corp.	26,288	468,452
CME Group, Inc.	1,489	280,111
Credit Acceptance Corp.[1]	1,299	495,906
Discover Financial Services	6,537	385,552
E*TRADE Financial Corp.	7,398	324,624
Evercore, Inc., Class A	1,571	112,421
FactSet Research Systems, Inc.	1,325	265,172
Franklin Resources, Inc.	1,569	46,537
Interactive Brokers Group, Inc., Class A2	1,058	57,820
Intercontinental Exchange, Inc.	4,348	327,535
Jefferies Financial Group, Inc.	5,010	86,974
LPL Financial Holdings, Inc.	9,019	550,881
MarketAxess Holdings, Inc.	711	150,241
MFA Financial, Inc.	15,353	102,558
Moody’s Corp.	598	83,744
Morningstar, Inc.	1,239	136,092
	Shares	Value
Diversified Financials (Continued)
MSCI, Inc.	2,220	$327,295
Nasdaq, Inc.	4,599	375,140
Navient Corp.[2]	16,947	149,303
New Residential Investment Corp.	13,872	197,121
Northern Trust Corp.	2,972	248,429
OneMain Holdings, Inc.[1]	15,550	377,710
Raymond James Financial, Inc.	2,642	196,591
S&P Global, Inc.	1,350	229,419
Santander Consumer USA Holdings, Inc.[2]	14,761	259,646
Starwood Property Trust, Inc.	7,795	153,639
T. Rowe Price Group, Inc.	1,331	122,878
TD Ameritrade Holding Corp.	2,528	123,771
Two Harbors Investment Corp.	15,166	194,731
Virtu Financial, Inc., Class A2	3,936	101,391
Voya Financial, Inc.[2]	5,440	218,362
Total Diversified Financials		8,888,052

Energy—4.5%
Anadarko Petroleum Corp.	9,060	397,190
Apache Corp.[2]	13,304	349,230
Apergy Corp.[1]	1,973	53,429
Cabot Oil & Gas Corp.	3,871	86,517
Cheniere Energy, Inc.[1,2]	9,105	538,925
Chesapeake Energy Corp.[1,2]	102,014	214,229
Chevron Corp.	579	62,989
CNX Resources Corp.[1,2]	23,997	274,046
Concho Resources, Inc.[1]	1,390	142,878
ConocoPhillips	5,375	335,131
Continental Resources, Inc.[1]	1,347	54,136
Devon Energy Corp.	2,636	59,415
Diamondback Energy, Inc.	1,924	178,355
EOG Resources, Inc.	1,822	158,897
Equitrans Midstream Corp.[1]	9,665	193,493
Helmerich & Payne, Inc.	4,805	230,352
Hess Corp.	1,964	79,542
HollyFrontier Corp.	27,888	1,425,635
Kinder Morgan, Inc.	8,758	134,698
Marathon Oil Corp.	13,592	194,909
Marathon Petroleum Corp.	8,536	503,709
Murphy Oil Corp.[2]	18,979	443,919
National Oilwell Varco, Inc.	4,511	115,933
Noble Energy, Inc.	4,480	84,045
Occidental Petroleum Corp.	4,451	273,202

50     OPPENHEIMER ETF TRUST

	Shares	Value
Energy (Continued)
ONEOK, Inc.	11,910	$642,545
PBF Energy, Inc., Class A2	24,249	792,215
Phillips 66	5,157	444,276
Pioneer Natural Resources Co.	1,314	172,817
QEP Resources, Inc.[1]	22,159	124,755
Range Resources Corp.[2]	24,925	238,532
SM Energy Co.[2]	7,948	123,035
Targa Resources Corp.	8,617	310,384
Transocean Ltd.[1]	14,656	101,713
Valero Energy Corp.	6,476	485,506
Whiting Petroleum Corp.[1,2]	11,975	271,713
Williams Cos., Inc. (The)	2,374	52,347
WPX Energy, Inc.[1]	13,507	153,304
Total Energy		10,497,946

Food & Staples Retailing—2.5%
Casey’s General Stores, Inc.	7,398	947,980
Costco Wholesale Corp.	2,660	541,868
Kroger Co. (The)	56,093	1,542,557
Sprouts Farmers Market, Inc.[1,2]	24,113	566,897
Sysco Corp.	13,521	847,226
US Foods Holding Corp.[1]	20,762	656,910
Walgreens Boots Alliance, Inc.	9,172	626,723
Total Food & Staples Retailing		5,730,161

Food, Beverage & Tobacco—2.7%
Archer-Daniels-Midland Co.	35,528	1,455,582
Bunge Ltd.	3,280	175,283
Conagra Brands, Inc.	3,450	73,692
Constellation Brands, Inc., Class A	407	65,454
Flowers Foods, Inc.[2]	10,204	188,468
General Mills, Inc.	1,680	65,419
Hershey Co. (The)	1,751	187,672
Hormel Foods Corp.[2]	10,230	436,616
JM Smucker Co. (The)[2]	2,931	274,019
Kellogg Co.	3,541	201,872
Lamb Weston Holdings, Inc.	10,317	758,919
McCormick & Co., Inc.	4,909	683,529
Molson Coors Brewing Co., Class B	1,272	71,436
Mondelez International, Inc., Class A	4,756	190,383
PepsiCo, Inc.	588	64,962
Post Holdings, Inc.[1,2]	10,277	915,989
TreeHouse Foods, Inc.[1,2]	6,974	353,652
Total Food, Beverage & Tobacco		6,162,947
	Shares	Value
Health Care Equipment & Services—9.3%
Abbott Laboratories	2,497	$180,608
ABIOMED, Inc.[1]	986	320,489
Acadia Healthcare Co., Inc.[1]	7,997	205,603
Align Technology, Inc.[1]	343	71,835
AmerisourceBergen Corp.	4,135	307,644
Anthem, Inc.	3,099	813,890
athenahealth, Inc.[1]	564	74,409
Baxter International, Inc.	3,222	212,072
Becton Dickinson and Co.	755	170,117
Boston Scientific Corp.[1]	11,133	393,440
Cardinal Health, Inc.	4,901	218,585
Centene Corp.[1]	14,163	1,632,994
Cerner Corp.[1]	926	48,559
Chemed Corp.	1,093	309,625
Cigna Corp.	6,519	1,238,089
Cooper Cos., Inc. (The)	1,324	336,958
CVS Health Corp.	6,693	438,525
Danaher Corp.	1,758	181,285
DaVita, Inc.[1]	2,203	113,366
DexCom, Inc.[1]	2,244	268,831
Edwards Lifesciences Corp.[1]	2,985	457,213
Encompass Health Corp.	14,971	923,711
HCA Healthcare, Inc.	9,942	1,237,282
Henry Schein, Inc.[1]	11,498	902,823
Hill-Rom Holdings, Inc.	4,129	365,623
Hologic, Inc.[1]	1,321	54,293
Humana, Inc.	4,638	1,328,694
ICU Medical, Inc.[1]	487	111,830
IDEXX Laboratories, Inc.[1]	1,809	336,510
Insulet Corp.[1,2]	1,210	95,977
Integra LifeSciences Holdings Corp.[1]	2,090	94,259
Intuitive Surgical, Inc.[1]	525	251,433
Laboratory Corp. of America Holdings[1]	3,686	465,763
Masimo Corp.[1]	2,293	246,199
McKesson Corp.	423	46,729
Medtronic PLC	1,588	144,445
Molina Healthcare, Inc.[1]	12,661	1,471,461
Penumbra, Inc.[1,2]	1,017	124,277
Premier, Inc., Class A1	10,620	396,657
Quest Diagnostics, Inc.	4,115	342,656
ResMed, Inc.	4,024	458,213
STERIS PLC	5,140	549,209
Stryker Corp.	1,059	165,998
Teleflex, Inc.[2]	637	164,652
UnitedHealth Group, Inc.	416	103,634
Universal Health Services, Inc., Class B	7,854	915,462

51     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Varian Medical Systems, Inc.[1]	2,062	$233,645
Veeva Systems, Inc., Class A1	3,957	353,439
WellCare Health Plans, Inc.[1]	5,679	1,340,755
West Pharmaceutical Services, Inc.	2,351	230,469
Zimmer Biomet Holdings, Inc.	2,237	232,022
Total Health Care Equipment & Services		21,682,257

Household & Personal Products—1.3%
Church & Dwight Co., Inc.	10,503	$690,677
Clorox Co. (The)	2,709	417,565
Colgate-Palmolive Co.	878	52,259
Energizer Holdings, Inc.[2]	4,956	223,764
Estee Lauder Cos., Inc., (The), Class A	2,626	341,643
Herbalife Nutrition Ltd.[1]	13,894	819,051
Kimberly-Clark Corp.	1,986	226,285
Nu Skin Enterprises, Inc., Class A	3,204	196,501
Procter & Gamble Co. (The)	612	56,255
Total Household & Personal Products		3,024,000

Insurance—5.2%
Aflac, Inc.	13,074	595,651
Alleghany Corp.	568	354,046
Allstate Corp. (The)	2,151	177,737
American Financial Group, Inc.	4,976	450,477
American National Insurance Co.	909	115,661
Aon PLC	2,537	368,778
Arch Capital Group Ltd.[1]	5,975	159,652
Arthur J. Gallagher & Co.	10,740	791,538
Assurant, Inc.	3,772	337,368
Assured Guaranty Ltd.	21,135	809,048
Athene Holding Ltd., Class A1	3,168	126,181
Axis Capital Holdings Ltd.	1,843	95,173
Brown & Brown, Inc.	10,677	294,258
Chubb Ltd.	871	112,516
Cincinnati Financial Corp.	6,747	522,353
Erie Indemnity Co., Class A	1,223	163,038
Everest Re Group Ltd.	1,726	375,854
Fidelity National Financial, Inc.	2,695	84,731
	Shares	Value
Insurance (Continued)
First American Financial Corp.	1,405	$62,719
Hanover Insurance Group, Inc. (The)	4,833	564,349
Hartford Financial Services Group, Inc. (The)	1,704	75,743
Lincoln National Corp.	1,565	80,300
Loews Corp.	9,166	417,236
Markel Corp.[1]	104	107,957
Marsh & McLennan Cos., Inc.	3,585	285,904
Mercury General Corp.	4,824	249,449
MetLife, Inc.	3,984	163,583
Old Republic International Corp.	35,920	738,874
Progressive Corp. (The)	16,336	985,551
Prudential Financial, Inc.	1,009	82,284
Reinsurance Group of America, Inc.	2,856	400,497
RenaissanceRe Holdings Ltd.	1,198	160,173
Torchmark Corp.	4,854	361,769
Travelers Cos., Inc. (The)	2,908	348,233
W.R. Berkley Corp.	7,567	559,277
White Mountains Insurance Group Ltd.	240	205,846
Willis Towers Watson PLC	1,699	258,010
Total Insurance		12,041,814

Materials—4.4%
Air Products & Chemicals, Inc.	2,270	363,313
Alcoa Corp.[1]	3,234	85,960
AptarGroup, Inc.	5,204	489,540
Ashland Global Holdings, Inc.	5,721	405,962
Avery Dennison Corp.	620	55,695
Ball Corp.[2]	24,904	1,145,086
Bemis Co., Inc.[2]	5,491	252,037
Berry Global Group, Inc.[1]	1,982	94,204
Cabot Corp.	1,075	46,161
Celanese Corp.[2]	2,949	265,322
CF Industries Holdings, Inc.	17,540	763,165
Crown Holdings, Inc.[1]	2,131	88,586
Domtar Corp.	3,040	106,795
Eastman Chemical Co.	4,211	307,866
Ecolab, Inc.	2,444	360,123
FMC Corp.	1,408	104,136
International Flavors & Fragrances, Inc.	644	86,470

52     OPPENHEIMER ETF TRUST

	Shares	Value
Materials (Continued)
International Paper Co.	2,770	$111,797
Linde PLC	659	102,830
LyondellBasell Industries NV, Class A	2,745	228,274
Martin Marietta Materials, Inc.[2]	648	111,372
Mosaic Co. (The)	29,151	851,501
NewMarket Corp.[2]	493	203,160
Newmont Mining Corp.	7,406	256,618
Nucor Corp.	12,800	663,168
Packaging Corp. of America	1,070	89,302
Platform Specialty Products Corp.[1]	7,584	78,343
PPG Industries, Inc.	2,097	214,376
Reliance Steel & Aluminum Co.	5,162	367,380
RPM International, Inc.	12,009	705,889
Sherwin-Williams Co. (The)	592	232,928
Silgan Holdings, Inc.	2,140	50,547
Sonoco Products Co.	7,100	377,223
Steel Dynamics, Inc.	13,655	410,196
United States Steel Corp.	5,211	95,049
Vulcan Materials Co.	585	57,798
WR Grace & Co.	1,101	71,466
Total Materials		10,299,638

Media & Entertainment—3.6%
AMC Networks, Inc., Class A1	5,924	325,109
Cable One, Inc.	360	295,236
CBS Corp., Class B	4,757	207,976
Charter Communications, Inc., Class A1,2	626	178,391
Cinemark Holdings, Inc.	12,778	457,452
Comcast Corp., Class A	2,392	81,448
Discovery, Inc., Class A1,2	12,425	307,395
Discovery, Inc., Class C1	17,885	412,786
IAC/InterActiveCorp[1]	3,566	652,721
Interpublic Group of Cos., Inc. (The)[2]	50,850	1,049,036
Liberty Broadband Corp., Class C1	1,540	110,926
Liberty Media Corp.-Liberty SiriusXM, Class A1	2,418	88,982
Liberty Media Corp.-Liberty SiriusXM, Class C1	5,039	186,342
Live Nation Entertainment, Inc.[1,2]	8,427	415,030
	Shares	Value
Media & Entertainment (Continued)
Madison Square Garden Co. (The), Class A1	808	$216,302
Match Group, Inc.	4,051	173,261
Netflix, Inc.[1]	303	81,101
Omnicom Group, Inc.	11,177	818,603
Sirius XM Holdings, Inc.[2]	24,741	141,271
Take-Two Interactive Software, Inc.[1]	1,195	123,013
TripAdvisor, Inc.[1]	4,928	265,816
Twenty-First Century Fox, Inc., Class A	5,170	248,780
Twenty-First Century Fox, Inc., Class B	2,442	116,679
Twitter, Inc.[1]	16,357	470,100
Viacom, Inc., Class B	34,724	892,407
Walt Disney Co. (The)	1,087	119,190
Total Media & Entertainment		8,435,353

Pharmaceuticals, Biotechnology & Life Sciences—2.1%
AbbVie, Inc.	656	60,477
Agilent Technologies, Inc.	1,618	109,150
Alexion Pharmaceuticals, Inc.[1]	1,225	119,266
Amgen, Inc.	1,116	217,252
Biogen, Inc.[1]	495	148,955
BioMarin Pharmaceutical, Inc.[1,2]	685	58,328
Bio-Rad Laboratories, Inc., Class A1	414	96,139
Bio-Techne Corp.	1,498	216,791
Catalent, Inc.[1]	2,806	87,491
Charles River Laboratories International, Inc.[1]	3,095	350,292
Eli Lilly & Co.	1,480	171,266
Exact Sciences Corp.[1]	1,313	82,850
Gilead Sciences, Inc.	2,188	136,859
Illumina, Inc.[1]	995	298,430
Ionis Pharmaceuticals, Inc.[1,2]	1,380	74,603
IQVIA Holdings, Inc.[1]	2,632	305,759
Jazz Pharmaceuticals PLC[1]	1,876	232,549
Merck & Co., Inc.	1,385	105,828
Mettler-Toledo International, Inc.[1,2]	134	75,788
Mylan NV1	3,743	102,558
Neurocrine Biosciences, Inc.[1,2]	989	70,625
PerkinElmer, Inc.	4,235	332,659
Pfizer, Inc.	1,781	77,741

53     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
PRA Health Sciences, Inc.[1]	1,612	$148,240
Qiagen NV1	3,556	122,504
Sarepta Therapeutics, Inc.[1,2]	980	106,947
Thermo Fisher Scientific, Inc.	973	217,748
United Therapeutics Corp.[1]	844	91,912
Vertex Pharmaceuticals, Inc.[1]	790	130,911
Waters Corp.[1]	1,033	194,875
Zoetis, Inc.	4,082	349,174
Total Pharmaceuticals, Biotechnology & Life Sciences		4,893,967

Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	546	62,921
American Campus Communities, Inc.	2,604	107,780
American Tower Corp.	1,190	188,246
Apartment Investment & Management Co., Class A	3,118	136,818
AvalonBay Communities, Inc.	1,266	220,347
Boston Properties, Inc.	1,108	124,705
Brixmor Property Group, Inc.	6,423	94,354
Brookfield Property REIT, Inc., Class A	14,331	230,729
Camden Property Trust	1,423	125,295
CBRE Group, Inc., Class A1	9,432	377,657
Columbia Property Trust, Inc.	3,241	62,713
Crown Castle International Corp.	1,083	117,646
CubeSmart	5,304	152,172
Digital Realty Trust, Inc.	990	105,485
Duke Realty Corp.	6,783	175,680
EPR Properties	4,421	283,077
Equity Commonwealth	2,516	75,505
Equity LifeStyle Properties, Inc.	1,946	189,015
Equity Residential	3,674	242,521
Essex Property Trust, Inc.	799	195,923
Extra Space Storage, Inc.	3,596	325,366
Federal Realty Investment Trust	995	117,450
Gaming and Leisure Properties, Inc.	5,072	163,876
HCP, Inc.	14,177	395,964
Hospitality Properties Trust	5,522	131,865
	Shares	Value
Real Estate (Continued)
Host Hotels & Resorts, Inc.	15,587	$259,835
Iron Mountain, Inc.	3,859	125,070
JBG SMITH Properties	1,825	63,528
Jones Lang LaSalle, Inc.	2,109	266,999
Kilroy Realty Corp.	943	59,296
Kimco Realty Corp.	5,450	79,843
Lamar Advertising Co., Class A	2,991	206,917
Liberty Property Trust	3,907	163,625
Life Storage, Inc.	1,969	183,097
Medical Properties Trust, Inc.	28,999	466,304
Mid-America Apartment Communities, Inc.	1,786	170,920
National Retail Properties, Inc.	6,499	315,266
Omega Healthcare Investors, Inc.	14,012	492,522
Outfront Media, Inc.	5,305	96,127
Park Hotels & Resorts, Inc.	20,161	523,783
Prologis, Inc.	2,938	172,519
Public Storage	753	152,415
Rayonier, Inc.	4,492	124,383
Realty Income Corp.	4,936	311,165
Regency Centers Corp.	983	57,682
Retail Properties of America, Inc., Class A	9,655	104,757
SBA Communications Corp.[1]	905	146,510
Simon Property Group, Inc.	1,836	308,430
SL Green Realty Corp.	889	70,302
Spirit Realty Capital, Inc.	6,603	232,756
STORE Capital Corp.	7,871	222,828
Sun Communities, Inc.	1,547	157,345
UDR, Inc.	4,006	158,718
Uniti Group, Inc.	14,850	231,215
Ventas, Inc.	3,281	192,234
VEREIT, Inc.	26,467	189,239
VICI Properties, Inc.	3,106	58,331
Vornado Realty Trust	1,269	78,716
Weingarten Realty Investors	2,581	64,035
Welltower, Inc.	3,515	243,976
WP Carey, Inc.	2,440	159,430
Total Real Estate		11,313,228

Retailing—9.3%
Advance Auto Parts, Inc.	6,500	1,023,490
Amazon.com, Inc.[1]	33	49,565
AutoZone, Inc.[1]	1,422	1,192,119
Best Buy Co., Inc.	11,476	607,769

54     OPPENHEIMER ETF TRUST

	Shares	Value
Retailing (Continued)
Booking Holdings, Inc.[1]	80	$137,793
Burlington Stores, Inc.[1,2]	5,895	958,940
CarMax, Inc.[1,2]	2,964	185,932
Dick’s Sporting Goods, Inc.	15,113	471,526
Dollar General Corp.	10,236	1,106,307
Dollar Tree, Inc.[1]	659	59,521
Expedia Group, Inc.	1,941	218,654
Foot Locker, Inc.	16,990	903,868
Genuine Parts Co.	8,680	833,454
GrubHub, Inc.[1,2]	2,566	197,094
Kohl’s Corp.[2]	34,151	2,265,577
Lowe’s Cos., Inc.	4,618	426,518
Macy’s, Inc.[2]	62,550	1,862,739
Nordstrom, Inc.[2]	16,489	768,552
O’Reilly Automotive, Inc.[1]	2,824	972,388
Penske Automotive Group, Inc.	1,809	72,939
Pool Corp.[2]	2,244	333,571
Qurate Retail, Inc.[1,2]	7,915	154,501
Ross Stores, Inc.	9,743	810,618
Target Corp.	31,961	2,112,302
Tiffany & Co.	5,112	411,567
TJX Cos., Inc. (The)	18,209	814,671
Tractor Supply Co.	11,722	978,084
Ulta Beauty, Inc.[1]	2,851	698,039
Urban Outfitters, Inc.[1]	8,300	275,560
Wayfair, Inc., Class A1	969	87,287
Williams-Sonoma, Inc.[2]	10,331	521,199
Total Retailing		21,512,144

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc.[1,2]	6,850	126,451
Analog Devices, Inc.	4,092	351,216
Cypress Semiconductor Corp.	5,032	64,007
Intel Corp.	2,999	140,743
KLA-Tencor Corp.	2,696	241,265
Lam Research Corp.	582	79,251
Maxim Integrated Products, Inc.[2]	5,657	287,658
Microchip Technology, Inc.[2]	1,431	102,918
Micron Technology, Inc.[1]	9,692	307,527
Monolithic Power Systems, Inc.	1,393	161,936
ON Semiconductor Corp.[1]	14,183	234,161
Qorvo, Inc.[1]	3,664	222,515
Teradyne, Inc.[2]	2,894	90,814
Texas Instruments, Inc.	1,057	99,887
	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Versum Materials, Inc.	1,830	$50,728
Xilinx, Inc.	7,283	620,293
Total Semiconductors & Semiconductor Equipment		3,181,370

Software & Services—7.7%
Accenture PLC, Class A	1,246	175,698
Adobe, Inc.[1]	625	141,400
Akamai Technologies, Inc.[1]	8,672	529,686
Alliance Data Systems Corp.	507	76,091
Amdocs Ltd.	4,465	261,560
ANSYS, Inc.[1]	1,245	177,960
Aspen Technology, Inc.[1]	3,684	302,751
Atlassian Corp. PLC, Class A1	2,847	253,326
Autodesk, Inc.[1]	943	121,279
Automatic Data Processing, Inc.	2,414	316,524
Black Knight, Inc.[1]	4,051	182,538
Booz Allen Hamilton Holding Corp.	21,260	958,188
Broadridge Financial Solutions, Inc.	5,508	530,145
Cadence Design Systems, Inc.[1]	3,741	162,659
Citrix Systems, Inc.	6,344	650,006
Cognizant Technology Solutions Corp., Class A	3,413	216,657
CoreLogic, Inc.[1]	1,507	50,364
DXC Technology Co.	993	52,798
EPAM Systems, Inc.[1]	2,138	248,029
Euronet Worldwide, Inc.[1,2]	3,933	402,661
Fair Isaac Corp.[1]	1,562	292,094
Fidelity National Information Services, Inc.	3,214	329,596
First Data Corp., Class A1	21,473	363,108
Fiserv, Inc.[1]	6,475	475,848
FleetCor Technologies, Inc.[1]	1,165	216,364
Fortinet, Inc.[1]	6,606	465,261
Gartner, Inc.[1]	1,687	215,666
Genpact Ltd.	2,941	79,378
Global Payments, Inc.	2,065	212,963
GoDaddy, Inc., Class A1	6,126	401,988
Guidewire Software, Inc.[1]	1,911	153,320
International Business Machines Corp.	442	50,242
Intuit, Inc.	1,997	393,109
Jack Henry & Associates, Inc.	2,491	315,161

55     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Software & Services (Continued)
Leidos Holdings, Inc.	6,086	$320,854
Manhattan Associates, Inc.[1]	3,346	141,770
Mastercard, Inc., Class A	341	64,330
Microsoft Corp.	1,144	116,196
Nuance Communications, Inc.[1]	4,628	61,228
Nutanix, Inc., Class A1,2	2,113	87,880
Okta, Inc.[1]	1,825	116,435
Oracle Corp.	1,803	81,405
Palo Alto Networks, Inc.[1]	1,688	317,935
Paychex, Inc.	2,591	168,804
Paycom Software, Inc.[1,2]	2,038	249,553
PayPal Holdings, Inc.[1]	1,303	109,569
Pegasystems, Inc.	1,324	63,327
PTC, Inc.[1]	4,405	365,175
RealPage, Inc.[1]	1,546	74,502
Red Hat, Inc.[1]	2,449	430,142
RingCentral, Inc., Class A1,2	2,123	175,020
Sabre Corp.	34,107	738,076
salesforce.com, Inc.[1]	927	126,971
ServiceNow, Inc.[1]	1,659	295,385
Splunk, Inc.[1,2]	1,616	169,438
Square, Inc., Class A1,2	3,740	209,777
SS&C Technologies Holdings, Inc.	6,095	274,945
Synopsys, Inc.[1]	1,930	162,583
Tableau Software, Inc., Class A1	2,244	269,280
Teradata Corp.[1,2]	3,356	128,736
Total System Services, Inc.	5,481	445,551
Twilio, Inc., Class A1,2	1,968	175,742
Tyler Technologies, Inc.[1]	673	125,057
Ultimate Software Group, Inc. (The)[1]	683	167,246
VeriSign, Inc.[1]	3,201	474,676
Visa, Inc., Class A	457	60,297
VMware, Inc., Class A	2,166	297,024
Western Union Co. (The)	15,257	260,284
WEX, Inc.[1]	1,307	183,058
Workday, Inc., Class A1,2	1,397	223,073
Worldpay, Inc., Class A1	1,880	143,688
Zendesk, Inc.[1]	2,711	158,241
Total Software & Services		17,807,671

Technology Hardware & Equipment—5.5%
Amphenol Corp., Class A	2,354	190,721
Apple, Inc.	957	150,957
Arista Networks, Inc.[1]	638	134,427
ARRIS International PLC[1]	26,896	822,211
Arrow Electronics, Inc.[1]	4,103	282,902
	Shares	Value
Technology Hardware & Equipment (Continued)
Avnet, Inc.	13,466	$486,123
CDW Corp.	17,119	1,387,495
Cisco Systems, Inc.	3,429	148,579
Corning, Inc.	6,130	185,187
Dell Technologies, Inc., Class C1	5,449	266,284
Dolby Laboratories, Inc., Class A	2,576	159,300
F5 Networks, Inc.[1]	6,086	986,115
FLIR Systems, Inc.	3,457	150,518
Hewlett Packard Enterprise Co.	81,536	1,077,090
HP, Inc.	79,739	1,631,460
Jabil, Inc.	6,286	155,830
Juniper Networks, Inc.	19,288	519,040
Keysight Technologies, Inc.[1]	10,131	628,932
Littelfuse, Inc.	385	66,020
Motorola Solutions, Inc.	8,470	974,389
National Instruments Corp.	5,036	228,534
NetApp, Inc.	19,893	1,187,015
Ubiquiti Networks, Inc.[2]	1,474	146,530
Xerox Corp.	8,206	162,150
Zebra Technologies Corp., Class A1	3,750	597,112
Total Technology Hardware & Equipment		12,724,921

Telecommunication Services—1.1%
CenturyLink, Inc.	78,668	1,191,820
Sprint Corp.[1]	39,200	228,144
Telephone & Data Systems, Inc.	20,135	655,193
T-Mobile US, Inc.[1]	3,485	221,681
United States Cellular Corp.[1]	1,517	78,839
Verizon Communications, Inc.	2,606	146,509
Total Telecommunication Services		2,522,186

Transportation—3.3%
Alaska Air Group, Inc.	5,757	350,313
AMERCO	156	51,185
C.H. Robinson Worldwide, Inc.[2]	6,161	518,078
CSX Corp.	7,477	464,546
Delta Air Lines, Inc.	9,207	459,429
Expeditors International of Washington, Inc.	7,060	480,715
FedEx Corp.	921	148,585

56     OPPENHEIMER ETF TRUST

	Shares	Value
Transportation (Continued)
Genesee & Wyoming, Inc., Class A1	3,187	$235,902
JB Hunt Transport Services, Inc.	1,993	185,429
JetBlue Airways Corp.[1]	5,492	88,201
Kansas City Southern	1,479	141,170
Kirby Corp.[1,2]	10,899	734,157
Landstar System, Inc.	1,961	187,609
Norfolk Southern Corp.	4,048	605,338
Old Dominion Freight Line, Inc.	1,473	181,901
Southwest Airlines Co.	1,420	66,002
Union Pacific Corp.	1,631	225,453
United Continental Holdings, Inc.[1]	25,245	2,113,764
United Parcel Service, Inc., Class B	971	94,702
XPO Logistics, Inc.[1,2]	5,215	297,464
Total Transportation		7,629,943

Utilities—8.7%
AES Corp.	122,552	1,772,102
Alliant Energy Corp.	8,719	368,378
Ameren Corp.	13,935	908,980
American Electric Power Co., Inc.	6,176	461,594
American Water Works Co., Inc.	3,588	325,683
Aqua America, Inc.[2]	1,600	54,704
Atmos Energy Corp.	6,522	604,720
CenterPoint Energy, Inc.	16,497	465,710
CMS Energy Corp.	11,346	563,329
Consolidated Edison, Inc.	3,570	272,962
Dominion Energy, Inc.	1,379	98,543
DTE Energy Co.	5,924	653,417
Duke Energy Corp.	3,612	311,716
Edison International	1,586	90,037
Entergy Corp.	10,628	914,752
Evergy, Inc.	5,731	325,349
Eversource Energy	7,576	492,743
Exelon Corp.	27,694	1,248,999
FirstEnergy Corp.	20,973	787,536
Hawaiian Electric Industries, Inc.[2]	7,948	291,056
MDU Resources Group, Inc.	10,107	240,951
National Fuel Gas Co.	4,023	205,897
NextEra Energy, Inc.	1,808	314,267
NiSource, Inc.	8,220	208,377
NRG Energy, Inc.	54,293	2,150,003
OGE Energy Corp.	18,511	725,446
	Shares	Value
Utilities (Continued)
Pinnacle West Capital Corp.	4,346	$370,279
PPL Corp.[2]	9,159	259,474
Public Service Enterprise Group, Inc.	8,820	459,081
SCANA Corp.	5,610	268,046
Sempra Energy	3,275	354,322
Southern Co. (The)	4,328	190,086
UGI Corp.	21,321	1,137,475
Vectren Corp.	4,921	354,214
Vistra Energy Corp.[1]	40,259	921,528
WEC Energy Group, Inc.[2]	7,379	511,070
Xcel Energy, Inc.	9,685	477,180
Total Utilities		20,160,006

Total Common Stocks (Cost $240,459,080)		231,594,546
Money Market Fund—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[4] (Cost $9,327)	9,327	9,327
Investment of Cash Collateral for Securities Loaned—0.6%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[4] (Cost $1,351,664)	1,351,664	1,351,664
Total Investments—100.4% (Cost $241,820,071)		232,955,537
Liabilities in Excess of Other Assets—(0.4)%		(871,519)
Net Assets—100.0%		$232,084,018

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. Non-income producing security.

2. All or a portion of the security was on loan. The aggregate value of the securities on loan was $20,908,131; total value of the collateral held by the Fund was $21,246,429. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $19,894,765 (Note 4).

3. Less than 0.05%

4. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

57     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS December 31, 2018 Unaudited
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—1.0%
American Axle & Manufacturing Holdings, Inc.[1,2]	210	$2,331
Cooper Tire & Rubber Co.	354	11,445
Dorman Products, Inc.[1,2]	141	12,693
Fox Factory Holding Corp.[1,2]	301	17,720
Gentherm, Inc.[1,2]	445	17,791
Shiloh Industries, Inc.[2]	591	3,445
Standard Motor Products, Inc.	367	17,774
Stoneridge, Inc.[2]	676	16,663
Tower International, Inc.	410	9,758
Total Automobiles & Components		109,620

Banks—10.4%
1st Constitution Bancorp	251	5,002
1st Source Corp.	89	3,590
Access National Corp.	123	2,624
ACNB Corp.	353	13,855
Allegiance Bancshares, Inc.[2]	80	2,590
Amalgamated Bank, Class A	122	2,379
American National Bankshares, Inc.[1]	110	3,224
Ameris Bancorp	70	2,217
Ames National Corp.	142	3,610
Arrow Financial Corp.	185	5,924
Atlantic Capital Bancshares, Inc.[2]	473	7,743
Axos Financial, Inc.[2]	305	7,680
Banc of California, Inc.	295	3,926
BancFirst Corp.	84	4,192
Bancorp, Inc. (The)[2]	503	4,004
BancorpSouth Bank	101	2,640
Bank of Commerce Holdings	443	4,855
Bank of Marin Bancorp	299	12,331
Bank of NT Butterfield & Son Ltd. (The)	279	8,747
BankFinancial Corp.	176	2,631
Banner Corp.	232	12,407
Bar Harbor Bankshares[1]	137	3,073
Baycom Corp.[2]	168	3,879
Beneficial Bancorp, Inc.	374	5,344
Berkshire Hills Bancorp, Inc.[1]	130	3,506
Blue Hills Bancorp, Inc.	366	7,810
	Shares	Value
Banks (Continued)
Boston Private Financial Holdings, Inc.	324	$3,425
Bridge Bancorp, Inc.	91	2,320
Bridgewater Bancshares, Inc.[2]	395	4,167
Brookline Bancorp, Inc.	428	5,915
Bryn Mawr Bank Corp.	107	3,681
BSB BanCorp, Inc.[2]	173	4,854
Business First Bancshares, Inc.	159	3,853
C&F Financial Corp.	50	2,660
Cadence BanCorp[1]	150	2,517
Cambridge Bancorp	79	6,577
Camden National Corp.	201	7,230
Capital Bancorp, Inc.[2]	196	2,236
Capital City Bank Group, Inc.	191	4,433
Capitol Federal Financial, Inc.[1]	506	6,462
Carolina Financial Corp.	95	2,811
Cathay General Bancorp	84	2,817
CBTX, Inc.	313	9,202
CenterState Bank Corp.[1]	131	2,756
Central Pacific Financial Corp.	235	5,722
Central Valley Community Bancorp	173	3,265
Century Bancorp, Inc., Class A	43	2,912
Citizens & Northern Corp.[1]	268	7,083
City Holding Co.	168	11,355
Civista Bancshares, Inc.	222	3,867
CNB Financial Corp.	187	4,292
Codorus Valley Bancorp, Inc.	103	2,189
Columbia Banking System, Inc.	69	2,504
Community Bank System, Inc.[1]	129	7,521
Community Bankers Trust Corp.[2]	409	2,953
Community Trust Bancorp, Inc.	132	5,229
ConnectOne Bancorp, Inc.	139	2,567
Customers Bancorp, Inc.[2]	175	3,185
CVB Financial Corp.	131	2,650
Dime Community Bancshares, Inc.	150	2,547
Eagle Bancorp, Inc.[1,2]	77	3,751
Enterprise Bancorp, Inc.	89	2,862

58     OPPENHEIMER ETF TRUST

	Shares	Value
Banks (Continued)
Enterprise Financial Services Corp.	194	$7,300
Equity Bancshares, Inc., Class A2	198	6,979
Esquire Financial Holdings, Inc.[2]	220	4,774
ESSA Bancorp, Inc.	245	3,824
Essent Group Ltd.[2]	73	2,495
Evans Bancorp, Inc.	96	3,121
Farmers & Merchants Bancorp, Inc.	106	4,080
Farmers National Banc Corp.	280	3,567
Federal Agricultural Mortgage Corp., Class C	133	8,039
Fidelity D&D Bancorp, Inc.	144	9,242
Fidelity Southern Corp.	556	14,467
Financial Institutions, Inc.	173	4,446
First Bancorp	224	7,316
First BanCorp	3,587	30,848
First Bancorp, Inc.	183	4,813
First Bancshares, Inc. (The)	183	5,536
First Busey Corp.	225	5,521
First Business Financial Services, Inc.	151	2,946
First Choice Bancorp	149	3,367
First Commonwealth Financial Corp.	375	4,530
First Community Bankshares, Inc[1]	356	11,207
First Community Corp.	155	3,012
First Defiance Financial Corp.	289	7,083
First Financial Bancorp	169	4,009
First Financial Bankshares, Inc.[1]	138	7,961
First Financial Corp.	200	8,030
First Financial Northwest, Inc.[1]	182	2,816
First Foundation, Inc.[2]	202	2,598
First Interstate BancSystem, Inc., Class A	256	9,359
First Merchants Corp.[1]	134	4,592
First Mid-Illinois Bancshares, Inc.	136	4,341
First Midwest Bancorp, Inc.	229	4,536
First Savings Financial Group, Inc.	51	2,649
First United Corp.	216	3,439
Flushing Financial Corp.	164	3,531
	Shares	Value
Banks (Continued)
Franklin Financial Network, Inc.[1,2]	192	$5,063
Fulton Financial Corp.	262	4,056
German American Bancorp, Inc.	119	3,305
Glacier Bancorp, Inc.	155	6,141
Great Southern Bancorp, Inc.	168	7,733
Great Western Bancorp, Inc.	138	4,312
Green Bancorp, Inc.	170	2,914
Guaranty Bancorp	193	4,005
Guaranty Bancshares, Inc.	121	3,608
Heartland Financial USA, Inc.[1]	147	6,461
Heritage Commerce Corp.	409	4,638
Heritage Financial Corp.	295	8,767
Hingham Institution for Savings	21	4,153
Home Bancorp, Inc.	71	2,513
HomeStreet, Inc.[2]	264	5,605
HomeTrust Bancshares, Inc.	223	5,838
Hope Bancorp, Inc.[1]	217	2,574
Horizon Bancorp	338	5,334
IBERIABANK Corp.	38	2,443
Independent Bank Corp.	322	6,768
Independent Bank Corp.	132	9,281
International Bancshares Corp.	152	5,229
Investar Holding Corp.	171	4,241
Kearny Financial Corp.	291	3,731
Lakeland Bancorp, Inc.	215	3,184
Lakeland Financial Corp.[1]	112	4,498
LegacyTexas Financial Group, Inc.	167	5,359
Level One Bancorp, Inc.	109	2,445
Macatawa Bank Corp.	537	5,166
MB Financial, Inc.	120	4,756
MBT Financial Corp.	542	5,041
Mercantile Bank Corp.	144	4,069
Midland States Bancorp, Inc.[1]	125	2,793
MidSouth Bancorp, Inc.	206	2,184
MidWestOne Financial Group, Inc.	105	2,607
Mr Cooper Group, Inc.[1,2]	985	11,495
MutualFirst Financial, Inc.	76	2,019
MVB Financial Corp.	136	2,453
National Bank Holdings Corp., Class A	265	8,181
National Bankshares, Inc.	80	2,914

59     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Banks (Continued)
National Commerce Corp.[2]	98	$3,528
NBT Bancorp, Inc.[1]	210	7,264
Nicolet Bankshares, Inc.[1,2]	95	4,636
NMI Holdings, Inc., Class A2	615	10,978
Northfield Bancorp, Inc.[1]	180	2,439
Northrim BanCorp, Inc.	181	5,949
Northwest Bancshares, Inc.	576	9,757
Norwood Financial Corp.	188	6,204
OceanFirst Financial Corp.	235	5,290
OFG Bancorp	2,059	33,891
Old Line Bancshares, Inc.	171	4,501
Old National Bancorp[1]	383	5,898
Old Second Bancorp, Inc.	610	7,930
Origin Bancorp, Inc.[1]	151	5,146
Oritani Financial Corp.[1]	411	6,062
Pacific City Financial Corp.	441	6,902
Park National Corp.[1]	42	3,568
Parke BanCorp, Inc.	193	3,612
PCSB Financial Corp.	205	4,010
Peapack Gladstone Financial Corp.	92	2,317
Penns Woods Bancorp, Inc.	63	2,535
PennyMac Financial Services, Inc.	221	4,698
Peoples Bancorp, Inc.	297	8,940
Peoples Financial Services Corp.	72	3,172
People’s Utah Bancorp[1]	204	6,151
Preferred Bank	67	2,904
Premier Financial Bancorp, Inc.	364	5,427
Provident Financial Services, Inc.	199	4,802
Prudential Bancorp, Inc.	144	2,534
QCR Holdings, Inc.	82	2,631
Radian Group, Inc.	145	2,372
Renasant Corp.	88	2,656
Republic Bancorp, Inc., Class A	173	6,699
S&T Bancorp, Inc.[1]	224	8,476
Sandy Spring Bancorp, Inc.	151	4,732
Seacoast Banking Corp. of Florida[1,2]	257	6,687
Select Bancorp, Inc.[2]	206	2,550
ServisFirst Bancshares, Inc.	96	3,060
Shore Bancshares, Inc.	187	2,719
Sierra Bancorp	282	6,776
Simmons First National Corp., Class A1	150	3,620
	Shares	Value
Banks (Continued)
Southern National Bancorp of Virginia, Inc.	242	$3,199
Southside Bancshares, Inc.[1]	209	6,636
Spirit of Texas Bancshares, Inc.[2]	159	3,622
State Bank Financial Corp.	140	3,023
Stock Yards Bancorp, Inc.	98	3,214
Territorial Bancorp, Inc.	100	2,598
Timberland Bancorp, Inc.	133	2,966
Tompkins Financial Corp.[1]	89	6,676
TowneBank	114	2,730
TriCo Bancshares	121	4,089
TriState Capital Holdings, Inc.[2]	290	5,643
Triumph Bancorp, Inc.[1,2]	280	8,316
TrustCo Bank Corp. NY	545	3,739
Trustmark Corp.	203	5,771
UMB Financial Corp.[1]	44	2,683
Union Bankshares Corp.	125	3,529
United Bankshares, Inc.[1]	124	3,858
United Community Banks, Inc.	184	3,949
United Community Financial Corp.	846	7,487
United Financial Bancorp, Inc.	273	4,013
United Security Bancshares	261	2,500
Unity Bancorp, Inc.	212	4,401
Univest Corp. of Pennsylvania	214	4,616
Valley National Bancorp[1]	328	2,913
Veritex Holdings, Inc.[1,2]	111	2,373
Walker & Dunlop, Inc.[1]	266	11,505
Washington Federal, Inc.[1]	89	2,377
Washington Trust Bancorp, Inc.	123	5,846
Waterstone Financial, Inc.	475	7,961
WesBanco, Inc.	162	5,944
West Bancorporation, Inc.	124	2,367
Westamerica Bancorporation[1]	122	6,793
Western New England Bancorp, Inc.	325	3,263
WSFS Financial Corp.	98	3,715
Total Banks		1,086,742

Capital Goods—9.8%
AAON, Inc.	182	6,381
AAR Corp.	246	9,186
Actuant Corp., Class A	279	5,856

60     OPPENHEIMER ETF TRUST

	Shares	Value
Capital Goods (Continued)
Advanced Drainage Systems, Inc.	460	$11,155
Aerojet Rocketdyne Holdings, Inc.[1,2]	250	8,808
Aerovironment, Inc.[1,2]	263	17,871
Aircastle Ltd.	242	4,172
Alamo Group, Inc.	30	2,320
Albany International Corp., Class A	160	9,989
Allied Motion Technologies, Inc.	314	14,033
Ameresco, Inc., Class A1,2	594	8,375
Apogee Enterprises, Inc.	90	2,687
Applied Industrial Technologies, Inc.	156	8,415
Argan, Inc.	204	7,719
Armstrong Flooring, Inc.[2]	529	6,263
Astronics Corp.[2]	140	4,263
Atkore International Group, Inc.[2]	463	9,186
Axon Enterprise, Inc.[2]	377	16,494
AZZ, Inc.	178	7,184
Barnes Group, Inc.	71	3,807
Blue Bird Corp.[2]	404	7,349
BlueLinx Holdings, Inc.[1,2]	1,094	27,033
CAI International, Inc.[1,2]	201	4,669
Chart Industries, Inc.[1,2]	299	19,444
Columbus McKinnon Corp.	244	7,354
Comfort Systems USA, Inc.	359	15,681
Continental Building Products, Inc.[2]	408	10,384
CSW Industrials, Inc.[2]	233	11,266
Cubic Corp.	175	9,405
DMC Global, Inc.	458	16,085
Douglas Dynamics, Inc.	278	9,977
Ducommun, Inc.[2]	710	25,787
DXP Enterprises, Inc.[2]	749	20,852
Eastern Co. (The)	179	4,328
EMCOR Group, Inc.	54	3,223
Encore Wire Corp.	241	12,093
EnerSys	135	10,477
Engility Holdings, Inc.[2]	283	8,054
Enphase Energy, Inc.[1,2]	2,827	13,372
EnPro Industries, Inc.[1]	59	3,546
ESCO Technologies, Inc.	173	11,409
Esterline Technologies Corp.[2]	135	16,396
Federal Signal Corp.	803	15,980
Franklin Electric Co., Inc.	155	6,646
GATX Corp.[1]	245	17,348
	Shares	Value
Capital Goods (Continued)
Generac Holdings, Inc.[2]	148	$7,356
General Finance Corp.[2]	818	8,270
Gibraltar Industries, Inc.[2]	446	15,873
Global Brass & Copper Holdings, Inc.	316	7,947
Gorman-Rupp Co. (The)	322	10,436
Graham Corp.	230	5,253
Granite Construction, Inc.	70	2,820
Great Lakes Dredge & Dock Corp.[2]	2,199	14,557
Greenbrier Cos., Inc. (The)[1]	198	7,829
Harsco Corp.[2]	1,009	20,039
Hillenbrand, Inc.	180	6,827
Hurco Cos., Inc.	162	5,783
Hyster-Yale Materials Handling, Inc.	56	3,470
IES Holdings, Inc.[2]	189	2,939
Insteel Industries, Inc.	374	9,081
Kadant, Inc.	95	7,739
Kaman Corp.	168	9,423
KBR, Inc.	674	10,231
Kennametal, Inc.	84	2,796
KeyW Holding Corp.(The)[2]	2,163	14,470
Kratos Defense & Security Solutions, Inc.[1,2]	839	11,822
Lawson Products, Inc.[2]	314	9,922
LB Foster Co., Class A2	191	3,037
Lindsay Corp.[1]	117	11,261
Masonite International Corp.[2]	61	2,735
MasTec, Inc.[1,2]	133	5,394
Mercury Systems, Inc.[2]	63	2,979
Meritor, Inc.[2]	201	3,399
Milacron Holdings Corp.[2]	285	3,389
Miller Industries, Inc.	380	10,260
Moog, Inc., Class A	59	4,571
MRC Global, Inc.[1,2]	684	8,365
Mueller Water Products, Inc., Class A	431	3,922
MYR Group, Inc.[2]	177	4,986
National Presto Industries, Inc.[1]	131	15,317
Nexeo Solutions, Inc.[2]	1,010	8,676
Northwest Pipe Co.[1,2]	262	6,102
NOW, Inc.[1,2]	1,750	20,370
NV5 Global, Inc.[2]	218	13,200
Park-Ohio Holdings Corp.	130	3,990
PGT Innovations, Inc.[2]	713	11,301
Powell Industries, Inc.	290	7,253

61     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Capital Goods (Continued)
Preformed Line Products Co.	41	$2,224
Primoris Services Corp.	259	4,955
Proto Labs, Inc.[2]	61	6,880
Raven Industries, Inc.	435	15,743
RBC Bearings, Inc.[2]	52	6,817
Rexnord Corp.[2]	381	8,744
Rush Enterprises, Inc., Class A	82	2,827
Simpson Manufacturing Co., Inc.	87	4,709
SiteOne Landscape Supply, Inc.[1,2]	48	2,653
SPX Corp.[2]	312	8,739
SPX FLOW, Inc.[2]	81	2,464
Standex International Corp.	46	3,090
Sterling Construction Co., Inc.[1,2]	231	2,516
Sunrun, Inc.[2]	1,671	18,197
Systemax, Inc.	81	1,935
Tennant Co.	83	4,325
Thermon Group Holdings, Inc.[2]	257	5,212
TPI Composites, Inc.[1,2]	512	12,585
Trex Co., Inc.[2]	72	4,274
TriMas Corp.[2]	523	14,273
Triton International Ltd.[1]	131	4,070
Universal Forest Products, Inc.	113	2,933
Vectrus, Inc.[2]	108	2,331
Veritiv Corp.[2]	375	9,364
Vicor Corp.[1,2]	315	11,904
Vivint Solar, Inc.[1,2]	833	3,174
Wabash National Corp.	391	5,114
Watts Water Technologies, Inc., Class A	95	6,130
Wesco Aircraft Holdings, Inc.[2]	2,033	16,061
Willis Lease Finance Corp.[2]	379	13,113
Woodward, Inc.	41	3,046
Total Capital Goods		1,028,114

Commercial & Professional Services—5.5%
ABM Industries, Inc.	158	5,073
Advanced Disposal Services, Inc.[2]	387	9,265
ASGN, Inc.[2]	81	4,414
Barrett Business Services, Inc.	213	12,194
BG Staffing, Inc.	756	15,611
	Shares	Value
Commercial & Professional Services (Continued)
Brady Corp., Class A	251	$10,908
BrightView Holdings, Inc.[2]	241	2,461
Casella Waste Systems, Inc., Class A2	660	18,803
CBIZ, Inc.[2]	1,258	24,783
CECO Environmental Corp.[2]	2,264	15,282
Cimpress NV2	28	2,896
Covanta Holding Corp.[1]	588	7,891
CRA International, Inc.	168	7,148
Ennis, Inc.	557	10,722
Essendant, Inc.	3,224	40,558
Exponent, Inc.	298	15,112
Forrester Research, Inc.	76	3,397
Franklin Covey Co.[2]	271	6,051
FTI Consulting, Inc.[2]	315	20,992
Heidrick & Struggles International, Inc.	738	23,018
Heritage-Crystal Clean, Inc.[2]	485	11,160
Herman Miller, Inc.	230	6,958
HNI Corp.	421	14,916
Huron Consulting Group, Inc.[2]	250	12,827
ICF International, Inc.	419	27,143
Insperity, Inc.	146	13,631
Kelly Services, Inc., Class A	207	4,239
Kforce, Inc.	600	18,552
Kimball International, Inc., Class B	377	5,350
Knoll, Inc.	428	7,053
Korn/Ferry International	196	7,750
Matthews International Corp., Class A1	99	4,021
McGrath RentCorp.	319	16,422
Mobile Mini, Inc.	422	13,399
MSA Safety, Inc.	84	7,919
Navigant Consulting, Inc.	928	22,318
Pitney Bowes, Inc.[1]	602	3,558
Quad/Graphics, Inc.[1]	218	2,686
Resources Connection, Inc.	685	9,727
RR Donnelley & Sons Co.	429	1,699
SP Plus Corp.[2]	113	3,338
Steelcase, Inc., Class A	1,604	23,787
Team, Inc.[1,2]	535	7,838
Tetra Tech, Inc.	243	12,580
TriNet Group, Inc.[2]	99	4,153
TrueBlue, Inc.[2]	272	6,052
UniFirst Corp.	28	4,006
US Ecology, Inc.	312	19,650

62     OPPENHEIMER ETF TRUST

	Shares	Value
Commercial & Professional Services (Continued)
Viad Corp.	155	$7,764
Willdan Group, Inc.[2]	475	16,616
Total Commercial & Professional Services		573,691

Consumer Durables & Apparel—3.3%
Acushnet Holdings Corp.[1]	318	6,700
American Outdoor Brands Corp.[2]	749	9,632
Callaway Golf Co.	1,521	23,271
Cavco Industries, Inc.[2]	92	11,995
Clarus Corp.	770	7,792
Crocs, Inc.[2]	991	25,746
Deckers Outdoor Corp.[2]	132	16,889
Fossil Group, Inc.[2]	1,734	27,276
G-III Apparel Group Ltd.[1,2]	440	12,272
Hamilton Beach Brands Holding Co., Class A1	123	2,886
Helen of Troy Ltd.[2]	91	11,937
iRobot Corp.[1,2]	113	9,463
Johnson Outdoors, Inc., Class A	106	6,226
La-Z-Boy, Inc.	288	7,980
M.D.C. Holdings, Inc.	235	6,606
Malibu Boats, Inc., Class A2	728	25,334
Marine Products Corp.	249	4,211
MasterCraft Boat Holdings, Inc.[2]	744	13,913
Meritage Homes Corp.[1,2]	66	2,424
Movado Group, Inc.[1]	469	14,830
Nautilus, Inc.[1,2]	452	4,927
Oxford Industries, Inc.	276	19,607
Rocky Brands, Inc.	611	15,886
Skyline Champion Corp.	505	7,418
Steven Madden Ltd.[1]	260	7,868
Sturm Ruger & Co., Inc.	259	13,784
Turtle Beach Corp.[1,2]	597	8,519
Vera Bradley, Inc.[2]	340	2,914
Vista Outdoor, Inc.[2]	797	9,046
Wolverine World Wide, Inc.	202	6,442
Total Consumer Durables & Apparel		343,794

Consumer Services—4.4%
Adtalem Global Education, Inc.[2]	188	8,896
American Public Education, Inc.[2]	573	16,308
BBX Capital Corp.	431	2,470
Belmond Ltd., Class A2	792	19,824
	Shares	Value
Consumer Services (Continued)
Biglari Holdings, Inc., Class B2	30	$3,407
BJ’s Restaurants, Inc.[1]	701	35,449
Bloomin’ Brands, Inc.	682	12,201
Bojangles’, Inc.[2]	665	10,693
Brinker International, Inc.	607	26,696
Career Education Corp.[2]	542	6,190
Carrols Restaurant Group, Inc.[2]	482	4,743
Cheesecake Factory, Inc. (The)	218	9,485
Chegg, Inc.[1,2]	425	12,078
Churchill Downs, Inc.	22	5,367
Chuy’s Holdings, Inc.[2]	150	2,661
Cracker Barrel Old Country Store, Inc.	27	4,316
Dave & Buster’s Entertainment, Inc.	184	8,199
Del Taco Restaurants, Inc.[2]	522	5,215
Denny’s Corp.[2]	1,218	19,744
Dine Brands Global, Inc.[1]	78	5,252
El Pollo Loco Holdings, Inc.[2]	1,086	16,475
Eldorado Resorts, Inc.[1,2]	131	4,743
Fiesta Restaurant Group, Inc.[1,2]	352	5,459
Habit Restaurants, Inc., Class A2	1,866	19,593
Houghton Mifflin Harcourt Co.[2]	380	3,367
International Speedway Corp., Class A	283	12,412
J Alexander’s Holdings, Inc.[2]	338	2,782
K12, Inc.[2]	1,246	30,888
Laureate Education, Inc., Class A1,2	654	9,967
Lindblad Expeditions Holdings, Inc.[2]	741	9,974
Noodles & Co.[2]	760	5,312
Papa John’s International, Inc.[1]	199	7,922
Planet Fitness, Inc., Class A2	192	10,295
PlayAGS, Inc.[1,2]	150	3,450
Potbelly Corp.[2]	276	2,222
RCI Hospitality Holdings, Inc.	102	2,278
Regis Corp.[2]	843	14,289
Ruth’s Hospitality Group, Inc.	749	17,025

63     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Consumer Services (Continued)
SeaWorld Entertainment, Inc.[2]	396	$8,748
Shake Shack, Inc., Class A2	128	5,814
Strategic Education, Inc.[1]	93	10,548
Texas Roadhouse, Inc.	101	6,030
Town Sports International Holdings, Inc.[2]	1,108	7,091
Weight Watchers International, Inc.[1,2]	79	3,045
Wingstop, Inc.	288	18,487
Total Consumer Services		457,410

Diversified Financials—5.0%
AG Mortgage Investment Trust, Inc.	693	11,039
Anworth Mortgage Asset Corp.	1,125	4,545
Apollo Commercial Real Estate Finance, Inc.	404	6,731
Arbor Realty Trust, Inc.	4,000	40,280
Ares Commercial Real Estate Corp.	794	10,354
Arlington Asset Investment Corp., Class A	354	2,563
ARMOUR Residential REIT, Inc.	375	7,687
Blackstone Mortgage Trust, Inc., Class A	166	5,289
Blucora, Inc.[2]	547	14,572
BrightSphere Investment Group PLC	196	2,093
Cannae Holdings, Inc.[2]	555	9,502
Capstead Mortgage Corp.	904	6,030
Cherry Hill Mortgage Investment Corp.	676	11,857
Colony Credit Real Estate, Inc.	504	7,958
Cowen, Inc.[1,2]	219	2,921
Curo Group Holdings Corp.[2]	220	2,088
Diamond Hill Investment Group, Inc.	13	1,943
Donnelley Financial Solutions, Inc.[2]	303	4,251
Dynex Capital, Inc.	1,187	6,790
Enova International, Inc.[1,2]	2,297	44,700
Exantas Capital Corp.	1,638	16,413
EZCORP, Inc., Class A1,2	440	3,401
FGL Holdings[2]	418	2,784
FirstCash, Inc.	113	8,176
	Shares	Value
Diversified Financials (Continued)
Focus Financial Partners, Inc., Class A2	96	$2,528
GAIN Capital Holdings, Inc.[1]	553	3,406
Granite Point Mortgage Trust, Inc.	591	10,656
Great Ajax Corp.	285	3,434
Green Dot Corp., Class A2	102	8,111
Greenhill & Co., Inc.	529	12,908
Hamilton Lane, Inc., Class A1	183	6,771
Houlihan Lokey, Inc.	122	4,490
INTL. FCStone, Inc.[2]	416	15,217
Invesco Mortgage Capital, Inc.	517	7,486
Investment Technology Group, Inc.	827	25,008
KKR Real Estate Finance Trust, Inc.	145	2,777
Ladder Capital Corp.	855	13,227
Marlin Business Services Corp.	350	7,815
Moelis & Co., Class A	138	4,744
Nelnet, Inc., Class A1	115	6,019
New York Mortgage Trust, Inc.	1,827	10,761
On Deck Capital, Inc.[2]	2,796	16,496
Oppenheimer Holdings, Inc., Class A	280	7,154
Orchid Island Capital, Inc.	405	2,588
PennyMac Mortgage Investment Trust	1,551	28,880
Piper Jaffray Cos.	116	7,637
PJT Partners, Inc., Class A	178	6,899
PRA Group, Inc.[1,2]	123	2,998
Pzena Investment Management, Inc., Class A	372	3,218
Ready Capital Corp.	475	6,569
Redwood Trust, Inc.	159	2,396
Regional Management Corp.[2]	471	11,328
Silvercrest Asset Management Group, Inc., Class A	204	2,699
Stifel Financial Corp.[1]	64	2,651
TPG RE Finance Trust, Inc.	323	5,904
Waddell & Reed Financial, Inc., Class A	338	6,111
Western Asset Mortgage Capital Corp.	1,535	12,802

64     OPPENHEIMER ETF TRUST

	Shares	Value
Diversified Financials (Continued)
World Acceptance Corp.[1,2]	203	$20,759
Total Diversified Financials		526,414

Energy—5.6%
Abraxas Petroleum Corp.[2]	1,441	1,571
Arch Coal, Inc., Class A1	214	17,760
Archrock, Inc.	1,122	8,404
Bonanza Creek Energy, Inc.[2]	128	2,646
Cactus, Inc., Class A2	217	5,948
California Resources Corp.[1,2]	1,314	22,391
Callon Petroleum Co.[1,2]	651	4,225
Carrizo Oil & Gas, Inc.[1,2]	592	6,684
Clean Energy Fuels Corp.[2]	2,390	4,111
CONSOL Energy, Inc.[2]	1,208	38,306
Delek US Holdings, Inc.[1]	445	14,467
Denbury Resources, Inc.[2]	21,566	36,878
DHT Holdings, Inc.[1]	3,410	13,367
Diamond Offshore Drilling, Inc.[1,2]	192	1,812
Dril-Quip, Inc.[2]	125	3,754
Energy Fuels, Inc.[1,2]	2,010	5,728
Evolution Petroleum Corp.	1,445	9,855
Exterran Corp.[2]	172	3,044
Frank’s International NV2	523	2,730
Frontline Ltd.[2]	662	3,661
FTS International, Inc.[2]	379	2,695
GasLog Ltd.[1]	262	4,313
Goodrich Petroleum Corp.[2]	447	6,034
Green Plains, Inc.[1]	784	10,278
Gulfport Energy Corp.[1,2]	378	2,476
Hallador Energy Co.	663	3,361
Helix Energy Solutions Group, Inc.[1,2]	1,402	7,585
KLX Energy Services Holdings, Inc.[2]	458	10,740
Liberty Oilfield Services, Inc., Class A1	552	7,148
Mammoth Energy Services, Inc.	312	5,610
Matador Resources Co.[2]	187	2,904
Matrix Service Co.[2]	1,124	20,165
NACCO Industries, Inc., Class A	73	2,475
Newpark Resources, Inc.[2]	1,092	7,502
Nine Energy Service, Inc.[2]	103	2,322
Noble Corp. PLC[1,2]	4,224	11,067
Northern Oil and Gas, Inc.[1,2]	7,728	17,465
	Shares	Value
Energy (Continued)
Oasis Petroleum, Inc.[1,2]	1,275	$7,051
Oceaneering International, Inc.[1,2]	406	4,913
Oil States International, Inc.[1,2]	189	2,699
Overseas Shipholding Group, Inc., Class A2	1,934	3,210
Par Pacific Holdings, Inc.[1,2]	287	4,070
PDC Energy, Inc.[2]	118	3,512
Peabody Energy Corp.	197	6,005
Penn Virginia Corp.[2]	604	32,652
Profire Energy, Inc.[2]	1,405	2,037
ProPetro Holding Corp.[1,2]	448	5,519
Renewable Energy Group, Inc.[2]	1,905	48,958
Resolute Energy Corp.[2]	424	12,287
REX American Resources Corp.[2]	54	3,678
RigNet, Inc.[2]	333	4,209
Rowan Cos. PLC, Class A2	1,137	9,539
SEACOR Holdings, Inc.[1,2]	249	9,213
SEACOR Marine Holdings, Inc.[1,2]	630	7,409
Ship Finance International Ltd.[1]	263	2,769
SilverBow Resources, Inc.[2]	331	7,825
Southwestern Energy Co.[1,2]	2,860	9,753
SRC Energy, Inc.[2]	874	4,108
Superior Energy Services, Inc.[2]	528	1,769
Unit Corp.[1,2]	1,034	14,765
W&T Offshore, Inc.[1,2]	7,171	29,544
WildHorse Resource Development Corp.[2]	273	3,852
World Fuel Services Corp.	542	11,604
Total Energy		584,432

Food & Staples Retailing—1.0%
Andersons, Inc. (The)	545	16,290
BJ’s Wholesale Club Holdings, Inc.[2]	232	5,141
Chefs’ Warehouse, Inc. (The)[1,2]	696	22,258
Ingles Markets, Inc., Class A	359	9,772
Natural Grocers by Vitamin Cottage, Inc.[1,2]	925	14,180
Performance Food Group Co.[2]	305	9,842
SpartanNash Co.	142	2,440
Village Super Market, Inc., Class A	566	15,135

65     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Food & Staples Retailing (Continued)
Weis Markets, Inc.[1]	225	$10,751
Total Food & Staples Retailing		105,809

Food, Beverage & Tobacco—1.8%
22nd Century Group, Inc.[2]	1,093	2,721
B&G Foods, Inc.	180	5,204
Boston Beer Co., Inc. (The), Class A1,2	72	17,340
Calavo Growers, Inc.	168	12,257
Cal-Maine Foods, Inc.[1]	201	8,502
Coca-Cola Bottling Co. Consolidated	20	3,548
Darling Ingredients, Inc.[2]	574	11,044
Freshpet, Inc.[1,2]	492	15,823
Hostess Brands, Inc.[2]	259	2,833
J&J Snack Foods Corp.	29	4,193
John B. Sanfilippo & Son, Inc.[1]	198	11,021
Lancaster Colony Corp.[1]	31	5,483
Landec Corp.[2]	748	8,856
Limoneira Co.	327	6,393
MGP Ingredients, Inc.	74	4,222
Primo Water Corp.[1,2]	659	9,233
Pyxus International, Inc.[1,2]	284	3,368
Seneca Foods Corp., Class A2	171	4,826
Simply Good Foods Co. (The)[2]	808	15,271
Turning Point Brands, Inc.	417	11,351
Universal Corp.	416	22,526
Total Food, Beverage & Tobacco		186,015

Health Care Equipment & Services—7.4%
Accuray, Inc.[1,2]	2,915	9,940
Addus HomeCare Corp.[1,2]	322	21,857
Amedisys, Inc.[2]	77	9,018
American Renal Associates Holdings, Inc.[2]	261	3,007
AMN Healthcare Services, Inc.[2]	198	11,219
AngioDynamics, Inc.[2]	778	15,661
Antares Pharma, Inc.[1,2]	3,306	8,992
AtriCure, Inc.[2]	522	15,973
Atrion Corp.	9	6,670
Avanos Medical, Inc.[1,2]	138	6,181
AxoGen, Inc.[1,2]	214	4,372
BioScrip, Inc.[2]	1,301	4,645
BioTelemetry, Inc.[1,2]	239	14,273
	Shares	Value
Health Care Equipment & Services (Continued)
Brookdale Senior Living, Inc.[2]	629	$4,214
Cardiovascular Systems, Inc.[2]	431	12,279
Cerus Corp.[1,2]	1,276	6,469
Community Health Systems, Inc.[1,2]	1,037	2,924
CONMED Corp.	232	14,894
CorVel Corp.[2]	85	5,246
CryoLife, Inc.[2]	603	17,113
CryoPort, Inc.[1,2]	478	5,272
CytoSorbents Corp.[2]	939	7,587
Diplomat Pharmacy, Inc.[1,2]	225	3,029
Ensign Group, Inc. (The)	554	21,490
Evolent Health, Inc., Class A1,2	536	10,693
FONAR Corp.[2]	122	2,469
Genesis Healthcare, Inc.[2]	7,013	8,275
Glaukos Corp.[2]	243	13,649
Globus Medical, Inc., Class A2	188	8,137
Haemonetics Corp.[2]	82	8,204
HealthEquity, Inc.[2]	74	4,414
HealthStream, Inc.	339	8,187
Heska Corp.[1,2]	121	10,418
HMS Holdings Corp.[2]	467	13,137
Inogen, Inc.[2]	35	4,346
Integer Holdings Corp.[2]	211	16,091
IntriCon Corp.[2]	405	10,684
iRadimed Corp.[1,2]	166	4,060
iRhythm Technologies, Inc.[1,2]	172	11,951
Lantheus Holdings, Inc.[2]	179	2,801
LHC Group, Inc.[2]	122	11,453
LivaNova PLC[2]	80	7,318
Medidata Solutions, Inc.[1,2]	40	2,697
Meridian Bioscience, Inc.	1,110	19,270
Merit Medical Systems, Inc.[1,2]	149	8,316
National HealthCare Corp.	229	17,965
National Research Corp.	115	4,386
Natus Medical, Inc.[1,2]	81	2,756
Neogen Corp.[2]	61	3,477
NextGen Healthcare, Inc.[2]	557	8,439
Novocure Ltd.[2]	215	7,198
NuVasive, Inc.[2]	72	3,568
Nuvectra Corp.[1,2]	183	2,990
NxStage Medical, Inc.[2]	275	7,871
Omnicell, Inc.[2]	141	8,635
Orthofix Medical, Inc.[2]	166	8,713

66     OPPENHEIMER ETF TRUST

	Shares	Value
Health Care Equipment & Services (Continued)
OrthoPediatrics Corp.[2]	167	$5,825
Oxford Immunotec Global PLC[2]	350	4,473
PetIQ, Inc.[1,2]	281	6,595
Providence Service Corp. (The)[2]	272	16,325
Quidel Corp.[2]	217	10,594
R1 RCM, Inc.[2]	2,408	19,144
RadNet, Inc.[2]	2,394	24,347
RTI Surgical, Inc.[2]	1,251	4,629
SeaSpine Holdings Corp.[2]	244	4,451
Select Medical Holdings Corp.[2]	693	10,638
Sientra, Inc.[2]	183	2,326
Simulations Plus, Inc.	319	6,348
STAAR Surgical Co.[2]	515	16,434
Surgery Partners, Inc.[2]	627	6,138
Surmodics, Inc.[2]	394	18,620
Tabula Rasa HealthCare, Inc.[1,2]	251	16,004
Tactile Systems Technology, Inc.[1,2]	381	17,355
Tandem Diabetes Care, Inc.[2]	272	10,328
Teladoc Health, Inc.[1,2]	112	5,552
Tenet Healthcare Corp.[2]	1,395	23,910
Tivity Health, Inc.[2]	203	5,036
US Physical Therapy, Inc.	202	20,675
Utah Medical Products, Inc.	66	5,483
Vocera Communications, Inc.[2]	326	12,828
Wright Medical Group NV2	168	4,573
Total Health Care Equipment & Services		773,524

Household & Personal Products—0.7%
Inter Parfums, Inc.	145	9,508
Medifast, Inc.	151	18,878
Natural Health Trends Corp.	772	14,274
USANA Health Sciences, Inc.[2]	80	9,418
WD-40 Co.	87	15,944
Total Household & Personal Products		68,022

Insurance—3.4%
American Equity Investment Life Holding Co.	395	11,036
AMERISAFE, Inc.	167	9,467
Argo Group International Holdings Ltd.	237	15,938
	Shares	Value
Insurance (Continued)
Citizens, Inc.[1,2]	1,142	$8,588
eHealth, Inc.[2]	452	17,366
EMC Insurance Group, Inc.	192	6,115
Employers Holdings, Inc.	213	8,940
FBL Financial Group, Inc., Class A	59	3,873
FedNat Holding Co.	993	19,781
Genworth Financial, Inc., Class A1,2	8,079	37,648
Hallmark Financial Services, Inc.[2]	308	3,292
HCI Group, Inc.[1]	333	16,920
Health Insurance Innovations, Inc., Class A1,2	524	14,007
Horace Mann Educators Corp.	178	6,666
Independence Holding Co.	199	7,005
Investors Title Co.	23	4,064
James River Group Holdings Ltd.	205	7,491
Kemper Corp.	48	3,186
Kinsale Capital Group, Inc.	291	16,168
National General Holdings Corp.	421	10,192
National Western Life Group, Inc., Class A	16	4,811
Navigators Group, Inc. (The)	263	18,276
Primerica, Inc.[1]	46	4,495
RLI Corp.	124	8,555
Safety Insurance Group, Inc.	146	11,944
Selective Insurance Group, Inc.	107	6,521
State Auto Financial Corp.	155	5,276
Stewart Information Services Corp.	315	13,041
Tiptree, Inc.	513	2,868
United Fire Group, Inc.	263	14,583
United Insurance Holdings Corp.[1]	310	5,152
Universal Insurance Holdings, Inc.	894	33,900
Total Insurance		357,165

Materials—3.4%
Advanced Emissions Solutions, Inc.[1]	421	4,442
AK Steel Holding Corp.[2]	950	2,138
Allegheny Technologies, Inc.[2]	281	6,117
American Vanguard Corp.	318	4,830
Balchem Corp.	74	5,798

67     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Materials (Continued)
Boise Cascade Co.	111	$2,647
Carpenter Technology Corp.	121	4,309
Chase Corp.	35	3,502
Cleveland-Cliffs, Inc.[2]	2,574	19,794
Commercial Metals Co.	521	8,346
Compass Minerals International, Inc.[1]	53	2,210
Ferro Corp.[2]	171	2,681
FutureFuel Corp.	581	9,215
Gold Resource Corp.	1,068	4,272
H.B. Fuller Co.[1]	80	3,414
Hawkins, Inc.	216	8,845
Haynes International, Inc.	282	7,445
Ingevity Corp.[2]	102	8,536
Innospec, Inc.	180	11,117
Intrepid Potash, Inc.[2]	1,011	2,629
Kaiser Aluminum Corp.	89	7,947
Louisiana-Pacific Corp.	182	4,044
Materion Corp.	354	15,927
Minerals Technologies, Inc.	81	4,159
Myers Industries, Inc.	267	4,034
Neenah, Inc.[1]	63	3,712
Olympic Steel, Inc.	194	2,768
OMNOVA Solutions, Inc.[2]	338	2,478
Quaker Chemical Corp.	62	11,018
Rayonier Advanced Materials, Inc.[1]	319	3,397
Ryerson Holding Corp.[2]	497	3,151
Schnitzer Steel Industries, Inc., Class A1	436	9,396
Schweitzer-Mauduit International, Inc.	108	2,705
Sensient Technologies Corp.[1]	54	3,016
Stepan Co.	162	11,988
SunCoke Energy, Inc.[2]	1,050	8,978
Synalloy Corp.	500	8,295
Tahoe Resources, Inc.[2]	876	3,197
TimkenSteel Corp.[1,2]	383	3,347
Tredegar Corp.	363	5,757
UFP Technologies, Inc.[2]	325	9,763
Universal Stainless & Alloy Products, Inc.[2]	152	2,464
Verso Corp., Class A2	2,423	54,275
Warrior Met Coal, Inc.[1]	1,694	40,842
Worthington Industries, Inc.	174	6,062
Total Materials		355,007
	Shares	Value
Media & Entertainment—2.8%
AMC Entertainment Holdings, Inc., Class A1	962	$11,813
Care.com, Inc.[2]	238	4,596
Cargurus, Inc.[1,2]	99	3,339
Cars.com, Inc.[1,2]	288	6,192
Daily Journal Corp.[1,2]	12	2,808
E.W. Scripps Co. (The), Class A	386	6,072
Eros International PLC[1,2]	759	6,292
Gannett Co., Inc.[1]	835	7,123
Glu Mobile, Inc.[1,2]	1,122	9,055
Gray Television, Inc.[1,2]	852	12,558
Hemisphere Media Group, Inc.[2]	524	6,361
Liberty Media Corp.-Liberty Braves, Class C2	145	3,609
Liberty TripAdvisor Holdings, Inc., Class A2	799	12,696
Loral Space & Communications, Inc.[2]	106	3,949
Marcus Corp. (The)	702	27,729
Meet Group, Inc. (The)[2]	2,238	10,362
Meredith Corp.[1]	44	2,285
MSG Networks, Inc., Class A1,2	1,017	23,961
National CineMedia, Inc.	2,588	16,770
New Media Investment Group, Inc.	507	5,866
New York Times Co., (The), Class A	271	6,041
Nexstar Media Group, Inc., Class A1	68	5,348
Pandora Media, Inc.[2]	390	3,155
QuinStreet, Inc.[1,2]	1,641	26,633
Reading International, Inc., Class A2	298	4,333
Rosetta Stone, Inc.[2]	719	11,792
Scholastic Corp.	301	12,118
Sinclair Broadcast Group, Inc., Class A	123	3,240
TechTarget, Inc.[2]	383	4,676
TEGNA, Inc.	420	4,565
Travelzoo[2]	367	3,608
Tribune Publishing Co.[2]	182	2,064
TrueCar, Inc.[2]	378	3,425
WideOpenWest, Inc.[2]	764	5,447
World Wrestling Entertainment, Inc., Class A1	196	14,645
Total Media & Entertainment		294,526

68     OPPENHEIMER ETF TRUST

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—5.5%
Acceleron Pharma, Inc.[2]	133	$5,792
Aldeyra Therapeutics, Inc.[2]	262	2,175
AMAG Pharmaceuticals, Inc.[2]	396	6,015
Amphastar Pharmaceuticals, Inc.[2]	288	5,731
Apellis Pharmaceuticals, Inc.[2]	203	2,678
Arena Pharmaceuticals, Inc.[1,2]	203	7,907
ArQule, Inc.[2]	2,142	5,933
Array BioPharma, Inc.[2]	413	5,885
Arrowhead Pharmaceuticals, Inc.[1,2]	1,133	14,072
Atara Biotherapeutics, Inc.[2]	239	8,303
Avid Bioservices, Inc.[2]	513	2,103
BioCryst Pharmaceuticals, Inc.[2]	1,165	9,401
Biohaven Pharmaceutical Holding Co. Ltd.[1,2]	146	5,399
BioSpecifics Technologies Corp.[2]	161	9,757
Cambrex Corp.[1,2]	133	5,022
Cara Therapeutics, Inc.[2]	401	5,213
CareDx, Inc.[2]	612	15,386
CASI Pharmaceuticals, Inc.[2]	1,026	4,124
Celcuity, Inc.[2]	149	3,574
Cellular Biomedicine Group, Inc.[1,2]	181	3,196
ChemoCentryx, Inc.[2]	953	10,397
Codexis, Inc.[1,2]	698	11,657
Cymabay Therapeutics, Inc.[2]	551	4,336
Dicerna Pharmaceuticals, Inc.[2]	585	6,254
Eagle Pharmaceuticals, Inc.[2]	69	2,780
Editas Medicine, Inc.[1,2]	165	3,754
Eloxx Pharmaceuticals, Inc.[2]	528	6,341
Emergent BioSolutions, Inc.[2]	158	9,366
Enanta Pharmaceuticals, Inc.[1,2]	228	16,149
Endo International PLC[2]	937	6,840
Fate Therapeutics, Inc.[1,2]	859	11,021
G1 Therapeutics, Inc.[2]	217	4,156
Genomic Health, Inc.[2]	113	7,278
Global Blood Therapeutics, Inc.[1,2]	71	2,915
Harvard Bioscience, Inc.[2]	979	3,113
Heron Therapeutics, Inc.[2]	204	5,292
Horizon Pharma PLC[2]	403	7,875
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Immunomedics, Inc.[1,2]	215	$3,068
Innoviva, Inc.[2]	584	10,191
Intercept Pharmaceuticals, Inc.[1,2]	28	2,822
Intersect ENT, Inc.[2]	128	3,607
Invitae Corp.[2]	493	5,453
Iovance Biotherapeutics, Inc.[1,2]	258	2,283
Kindred Biosciences, Inc.[2]	558	6,110
Ligand Pharmaceuticals, Inc.[1,2]	35	4,749
Loxo Oncology, Inc.[2]	55	7,704
Luminex Corp.	596	13,774
MacroGenics, Inc.[2]	171	2,172
Madrigal Pharmaceuticals, Inc.[1,2]	54	6,087
MallInckrodt PLC[2]	1,552	24,522
MediciNova, Inc.[2]	933	7,623
Medpace Holdings, Inc.[2]	188	9,951
Minerva Neurosciences, Inc.[2]	506	3,410
Mirati Therapeutics, Inc.[2]	196	8,314
MyoKardia, Inc.[2]	160	7,818
Myriad Genetics, Inc.[1,2]	126	3,663
NanoString Technologies, Inc.[2]	589	8,735
Natera, Inc.[2]	209	2,918
NeoGenomics, Inc.[2]	855	10,782
Pacific Biosciences of California, Inc.[2]	1,273	9,420
Pacira Pharmaceuticals, Inc.[2]	110	4,732
PDL BioPharma, Inc.[2]	3,486	10,109
Phibro Animal Health Corp., Class A	294	9,455
Prestige Consumer Healthcare, Inc.[2]	89	2,748
PTC Therapeutics, Inc.[2]	388	13,316
Ra Pharmaceuticals, Inc.[2]	171	3,112
Reata Pharmaceuticals, Inc., Class A2	181	10,154
REGENXBIO, Inc.[2]	188	7,887
Repligen Corp.[2]	200	10,548
Retrophin, Inc.[2]	292	6,608
Rocket Pharmaceuticals, Inc.[1,2]	331	4,905
SIGA Technologies, Inc.[2]	430	3,397
Sorrento Therapeutics, Inc.[1,2]	968	2,323

69     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Supernus Pharmaceuticals, Inc.[1,2]	152	$5,049
Syneos Health, Inc.[1,2]	57	2,243
Vanda Pharmaceuticals, Inc.[2]	728	19,023
Veracyte, Inc.[2]	635	7,988
Vericel Corp.[1,2]	992	17,261
Viking Therapeutics, Inc.[1,2]	1,238	9,471
Xencor, Inc.[1,2]	274	9,908
Zogenix, Inc.[1,2]	91	3,318
Total Pharmaceuticals, Biotechnology & Life Sciences		575,921

Real Estate—4.5%
Acadia Realty Trust	238	5,655
Agree Realty Corp.	167	9,873
American Assets Trust, Inc.	132	5,302
Armada Hoffler Properties, Inc.	553	7,775
Ashford Hospitality Trust, Inc.	663	2,652
Bluerock Residential Growth REIT, Inc.[1]	298	2,688
Braemar Hotels & Resorts, Inc.	938	8,376
BRT Apartments Corp.	309	3,535
CareTrust REIT, Inc.	509	9,396
Chatham Lodging Trust	267	4,721
Chesapeake Lodging Trust	371	9,034
City Office REIT, Inc.	334	3,424
Clipper Realty, Inc.	640	8,365
Community Healthcare Trust, Inc.	250	7,208
Consolidated-Tomoka Land Co.[1]	56	2,940
CoreCivic, Inc.	445	7,934
CorEnergy Infrastructure Trust, Inc.[1]	211	6,980
CorePoint Lodging, Inc.	686	8,404
Cousins Properties, Inc.	328	2,591
DiamondRock Hospitality Co.	561	5,094
Easterly Government Properties, Inc.	152	2,383
EastGroup Properties, Inc.	56	5,137
Essential Properties Realty Trust, Inc.	361	4,996
First Industrial Realty Trust, Inc.	116	3,348
	Shares	Value
Real Estate (Continued)
Four Corners Property Trust, Inc.	269	$7,048
FRP Holdings, Inc.[2]	160	7,362
GEO Group, Inc. (The)	361	7,112
Getty Realty Corp.[1]	248	7,294
Gladstone Commercial Corp.	262	4,695
Gladstone Land Corp.	187	2,147
Global Medical REIT, Inc.	597	5,307
Global Net Lease, Inc.	548	9,656
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	279	5,315
Hersha Hospitality Trust	763	13,383
HFF, Inc., Class A	133	4,410
Independence Realty Trust, Inc.	860	7,895
Industrial Logistics Properties Trust[1]	212	4,170
InfraREIT, Inc.	509	10,699
Innovative Industrial Properties, Inc.	342	15,523
Investors Real Estate Trust[1]	94	4,613
iStar, Inc.[1]	594	5,447
Jernigan Capital, Inc.	277	5,490
Kennedy-Wilson Holdings, Inc.	276	5,015
Kite Realty Group Trust	249	3,508
Lexington Realty Trust	477	3,916
LTC Properties, Inc.	142	5,919
Mack-Cali Realty Corp.	316	6,190
Marcus & Millichap, Inc.[2]	215	7,381
Monmouth Real Estate Investment Corp.	253	3,137
National Health Investors, Inc.	50	3,777
National Storage Affiliates Trust	327	8,652
Newmark Group, Inc., Class A	310	2,486
NexPoint Residential Trust, Inc.[1]	458	16,053
NorthStar Realty Europe Corp.	546	7,939
One Liberty Properties, Inc.	250	6,055
Physicians Realty Trust	172	2,757
Piedmont Office Realty Trust, Inc., Class A1	362	6,169
PS Business Parks, Inc.	27	3,537

70     OPPENHEIMER ETF TRUST

	Shares	Value
Real Estate (Continued)
Retail Opportunity Investments Corp.	214	$3,398
Rexford Industrial Realty, Inc.	162	4,774
RLJ Lodging Trust	176	2,886
RMR Group, Inc. (The), Class A	96	5,096
RPT Realty[1]	589	7,039
Ryman Hospitality Properties, Inc.	90	6,002
Sabra Health Care REIT, Inc.	230	3,790
Seritage Growth Properties, Class A	98	3,168
Spirit MTA REIT	1,181	8,421
STAG Industrial, Inc.	134	3,334
Summit Hotel Properties, Inc.	269	2,617
Sunstone Hotel Investors, Inc.	231	3,005
Tanger Factory Outlet Centers, Inc.[1]	226	4,570
Terreno Realty Corp.	162	5,698
Tier REIT, Inc.	602	12,419
UMH Properties, Inc.	247	2,924
Universal Health Realty Income Trust	69	4,235
Urstadt Biddle Properties, Inc., Class A	250	4,805
Washington Prime Group, Inc.[1]	2,185	10,619
Washington Real Estate Investment Trust	142	3,266
Whitestone REIT	509	6,240
Xenia Hotels & Resorts, Inc.	290	4,988
Total Real Estate		471,162

Retailing—6.4%
1-800-Flowers.com, Inc., Class A2	817	9,992
Aaron’s, Inc.	370	15,558
Abercrombie & Fitch Co., Class A1	784	15,719
American Eagle Outfitters, Inc.[1]	505	9,762
America’s Car-Mart, Inc.[2]	404	29,270
Asbury Automotive Group, Inc.[2]	289	19,265
Ascena Retail Group, Inc.[2]	17,944	45,039
At Home Group, Inc.[2]	134	2,500
Barnes & Noble, Inc.	1,607	11,394
Big Lots, Inc.[1]	101	2,921
	Shares	Value
Retailing (Continued)
Boot Barn Holdings, Inc.[2]	1,282	$21,832
Buckle, Inc. (The)	440	8,510
Caleres, Inc.[1]	559	15,557
Carvana Co.[1,2]	346	11,318
Cato Corp., (The), Class A	1,134	16,182
Chico’s FAS, Inc.[1]	1,338	7,520
Children’s Place, Inc. (The)	60	5,405
Citi Trends, Inc.	297	6,056
Container Store Group, Inc. (The)[2]	743	3,544
Core-Mark Holding Co., Inc.	349	8,114
Dillard’s, Inc., Class A	164	9,891
DSW, Inc., Class A1	803	19,834
Duluth Holdings, Inc., Class B1,2	273	6,888
Etsy, Inc.[1,2]	111	5,280
Express, Inc.[1,2]	684	3,495
Five Below, Inc.[2]	75	7,674
Funko, Inc., Class A2	701	9,218
GameStop Corp., Class A1	280	3,534
Genesco, Inc.[1,2]	985	43,635
Group 1 Automotive, Inc.	62	3,269
Guess?, Inc.	752	15,619
Haverty Furniture Cos., Inc.[1]	328	6,160
Hibbett Sports, Inc.[2]	318	4,547
Hudson Ltd., Class A2	423	7,254
Lands’ End, Inc.[1,2]	157	2,231
Liberty Expedia Holdings, Inc., Class A2	170	6,649
MarineMax, Inc.[2]	887	16,241
Monro, Inc.[1]	213	14,644
Murphy USA, Inc.[2]	154	11,803
National Vision Holdings, Inc.[1,2]	148	4,169
Office Depot, Inc.	3,165	8,166
Ollie’s Bargain Outlet Holdings, Inc.[2]	75	4,988
Party City Holdco, Inc.[2]	577	5,758
Quotient Technology, Inc.[2]	486	5,190
Rent-A-Center, Inc.[2]	2,110	34,161
RH1,2	112	13,420
RTW RetailWinds, Inc.[1,2]	2,980	8,433
Sally Beauty Holdings, Inc.[1,2]	1,025	17,476
Shoe Carnival, Inc.	703	23,558
Shutterfly, Inc.[1,2]	226	9,099
Shutterstock, Inc.[1]	92	3,313
Signet Jewelers Ltd.[1]	301	9,563
Sleep Number Corp.[1,2]	370	11,740

71     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Retailing (Continued)
Sonic Automotive, Inc., Class A1	316	$4,348
Tailored Brands, Inc.	1,073	14,636
Tilly’s, Inc., Class A	822	8,927
Weyco Group, Inc.	298	8,693
Winmark Corp.	31	4,929
Zumiez, Inc.[1,2]	504	9,662
Total Retailing		673,553

Semiconductors & Semiconductor Equipment—1.2%
ACM Research, Inc., Class A2	382	4,156
Brooks Automation, Inc.[1]	365	9,556
Cabot Microelectronics Corp.	64	6,102
Cirrus Logic, Inc.[2]	70	2,323
Cohu, Inc.	137	2,201
Cree, Inc.[1,2]	70	2,994
Diodes, Inc.[2]	372	12,001
FormFactor, Inc.[2]	315	4,438
Inphi Corp.[2]	129	4,147
Integrated Device Technology, Inc.[2]	132	6,393
Lattice Semiconductor Corp.[2]	727	5,031
Nanometrics, Inc.[2]	477	13,036
NVE Corp.	70	6,128
Photronics, Inc.[2]	1,738	16,824
Rudolph Technologies, Inc.[2]	172	3,521
Semtech Corp.[2]	195	8,945
Silicon Laboratories, Inc.[2]	31	2,443
SMART Global Holdings, Inc.[1,2]	234	6,950
Synaptics, Inc.[1,2]	160	5,954
Total Semiconductors & Semiconductor Equipment		123,143

Software & Services—6.9%
8x8, Inc.[2]	464	8,371
ACI Worldwide, Inc.[2]	340	9,408
Agilysys, Inc.[2]	418	5,994
Alarm.com Holdings, Inc.[1,2]	145	7,521
Altair Engineering, Inc., Class A2	337	9,294
Alteryx, Inc., Class A1,2	211	12,548
Amber Road, Inc.[2]	489	4,024
American Software, Inc., Class A	437	4,567
Appfolio, Inc., Class A2	245	14,509
Apptio, Inc., Class A2	327	12,413
	Shares	Value
Software & Service (Continued)
Avaya Holdings Corp.[2]	858	$12,493
Benefitfocus, Inc.[2]	247	11,293
Blackline, Inc.[1,2]	73	2,989
Bottomline Technologies (DE), Inc.[2]	303	14,544
Brightcove, Inc.[2]	383	2,696
CACI International, Inc., Class A2	86	12,387
Carbonite, Inc.[2]	335	8,462
Cardtronics PLC, Class A2	882	22,932
Cass Information Systems, Inc.	160	8,467
ChannelAdvisor Corp.[2]	472	5,357
Cision Ltd.[2]	265	3,101
CommVault Systems, Inc.[2]	85	5,023
ConvergeOne Holdings, Inc.	496	6,140
Cornerstone OnDemand, Inc.[2]	176	8,876
Coupa Software, Inc.[1,2]	154	9,680
CSG Systems International, Inc.	124	3,939
eGain Corp.[1,2]	971	6,379
Endurance International Group Holdings, Inc.[1,2]	571	3,797
Envestnet, Inc.[1,2]	108	5,313
Everbridge, Inc.[1,2]	311	17,652
Everi Holdings, Inc.[2]	496	2,554
EVERTEC, Inc.	846	24,280
Evo Payments, Inc., Class A2	208	5,131
ExlService Holdings, Inc.[2]	81	4,262
Five9, Inc.[2]	362	15,827
Hackett Group, Inc. (The)	690	11,047
HubSpot, Inc.[2]	39	4,903
I3 Verticals, Inc., Class A2	207	4,989
Imperva, Inc.[2]	278	15,482
Information Services Group, Inc.[2]	665	2,820
Instructure, Inc.[1,2]	130	4,876
j2 Global, Inc.[1]	50	3,469
LivePerson, Inc.[2]	958	18,068
LiveRamp Holdings, Inc.[2]	269	10,391
ManTech International Corp., Class A	257	13,440
MAXIMUS, Inc.	38	2,473
MicroStrategy, Inc., Class A2	49	6,260
Mitek Systems, Inc.[2]	529	5,719
MobileIron, Inc.[2]	1,058	4,856
New Relic, Inc.[2]	53	4,291
OneSpan, Inc.[1,2]	533	6,902
Paylocity Holding Corp.[2]	74	4,456

72     OPPENHEIMER ETF TRUST

	Shares	Value
Software & Service (Continued)
Perficient, Inc.[2]	766	$17,051
Perspecta, Inc.	277	4,770
PRGX Global, Inc.[2]	878	8,315
PROS Holdings, Inc.[2]	165	5,181
Q2 Holdings, Inc.[2]	170	8,424
QAD, Inc., Class A	108	4,248
Qualys, Inc.[1,2]	102	7,623
Rapid7, Inc.[2]	437	13,617
SailPoint Technologies Holding, Inc.[2]	497	11,675
Science Applications International Corp.	78	4,969
SecureWorks Corp., Class A2	424	7,161
SendGrid, Inc.[2]	235	10,145
ShotSpotter, Inc.[2]	241	7,514
SPS Commerce, Inc.[2]	257	21,172
SVMK, Inc.[1,2]	458	5,620
Sykes Enterprises, Inc.[2]	252	6,232
Trade Desk, Inc. (The), Class A1,2	51	5,919
Travelport Worldwide Ltd.	1,152	17,994
Tucows, Inc., Class A2	53	3,183
Unisys Corp.[2]	4,396	51,125
Upland Software, Inc.[2]	339	9,214
Varonis Systems, Inc.[2]	173	9,152
Verint Systems, Inc.[2]	132	5,585
Virtusa Corp.[2]	124	5,281
Workiva, Inc.[1,2]	407	14,607
Yext, Inc.[2]	723	10,737
Zix Corp.[2]	2,227	12,761
Total Software & Services		725,940

Technology Hardware & Equipment—4.7%
3D Systems Corp.[2]	934	9,499
Acacia Communications, Inc.[2]	174	6,612
Anixter International, Inc.[2]	154	8,364
Badger Meter, Inc.[1]	178	8,759
Bel Fuse, Inc., Class B	189	3,481
Benchmark Electronics, Inc.	224	4,744
CalAmp Corp.[2]	248	3,226
Casa Systems, Inc.[2]	224	2,941
Ciena Corp.[2]	626	21,228
Comtech Telecommunications Corp.	602	14,653
Cray, Inc.[1,2]	118	2,548
CTS Corp.	382	9,890
Daktronics, Inc.	350	2,590
	Shares	Value
Technology Hardware & Equipment— (Continued)
DASAN Zhone Solutions, Inc.[2]	510	$7,094
Digi International, Inc.[2]	969	9,777
Eastman Kodak Co.[1,2]	1,270	3,238
Electro Scientific Industries, Inc.[2]	901	26,994
Electronics For Imaging, Inc.[2]	257	6,374
ePlus, Inc.[2]	154	10,960
Fabrinet[2]	595	30,529
FARO Technologies, Inc.[2]	89	3,617
Finisar Corp.[2]	261	5,638
Fitbit, Inc., Class A1,2	525	2,609
Harmonic, Inc.[2]	1,676	7,911
II-VI, Inc.[1,2]	69	2,240
Insight Enterprises, Inc.[2]	515	20,986
InterDigital, Inc.	107	7,108
KEMET Corp.	1,601	28,082
Kimball Electronics, Inc.[2]	336	5,205
Knowles Corp.[2]	644	8,572
KVH Industries, Inc.[2]	345	3,550
Mesa Laboratories, Inc.[1]	74	15,421
Methode Electronics, Inc.	88	2,049
MTS Systems Corp.[1]	114	4,575
Napco Security Technologies, Inc.[2]	707	11,135
NETGEAR, Inc.[1,2]	139	7,232
NetScout Systems, Inc.[1,2]	135	3,190
nLight, Inc.[1,2]	199	3,538
Novanta, Inc.[2]	222	13,986
OSI Systems, Inc.[1,2]	199	14,587
PAR Technology Corp.[1,2]	677	14,725
Park Electrochemical Corp.	335	6,053
PC Connection, Inc.	403	11,981
Plantronics, Inc.[1]	159	5,263
Plexus Corp.[2]	135	6,896
Quantenna Communications, Inc.[2]	1,351	19,387
Sanmina Corp.[2]	240	5,774
ScanSource, Inc.[2]	648	22,278
Stratasys Ltd.[2]	291	5,241
Tech Data Corp.[2]	34	2,782
TTM Technologies, Inc.[2]	286	2,783
Viavi Solutions, Inc.[2]	815	8,191
Vishay Intertechnology, Inc.[1]	286	5,151
Vishay Precision Group, Inc.[2]	388	11,729
Total Technology Hardware & Equipment		492,966

73     OPPENHEIMER ETF TRUST

SCHEDULE OF INVESTMENTS Unaudited Continued
Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Telecommunication Services—1.0%
ATN International, Inc.	237	$16,953
Boingo Wireless, Inc.[2]	324	6,665
Cogent Communications Holdings, Inc.[1]	159	7,188
Consolidated Communications Holdings, Inc.	1,435	14,178
Intelsat SA2	327	6,995
Iridium Communications, Inc.[2]	890	16,420
Ooma, Inc.[2]	388	5,385
pdvWireless, Inc.[2]	75	2,804
Shenandoah Telecommunications Co.	312	13,806
Spok Holdings, Inc.	317	4,203
Vonage Holdings Corp.[2]	638	5,570
Total Telecommunication Services		100,167

Transportation—1.7%
Air Transport Services Group, Inc.[2]	237	5,406
Allegiant Travel Co.	21	2,105
ArcBest Corp.[1]	589	20,179
Atlas Air Worldwide Holdings, Inc.[1,2]	189	7,974
Costamare, Inc.	978	4,293
Covenant Transportation Group, Inc., Class A2	149	2,861
Echo Global Logistics, Inc.[2]	423	8,600
Forward Air Corp.	164	8,995
Hawaiian Holdings, Inc.[1]	200	5,282
Hertz Global Holdings, Inc.[2]	227	3,098
Hub Group, Inc., Class A2	270	10,009
Marten Transport Ltd.	314	5,084
Matson, Inc.	934	29,907
Mesa Air Group, Inc.[2]	392	3,022
P.A.M. Transportation Services, Inc.[2]	234	9,222
Radiant Logistics, Inc.[2]	2,899	12,321
Saia, Inc.[2]	103	5,749
SkyWest, Inc.	180	8,005
Spirit Airlines, Inc.[2]	143	8,282
Universal Logistics Holdings, Inc.	186	3,365
US Xpress Enterprises, Inc., Class A2	794	4,454
USA Truck, Inc.[2]	531	7,949
Werner Enterprises, Inc.	87	2,570
Total Transportation		178,732
	Shares	Value
Utilities—2.3%
ALLETE, Inc.	63	$4,802
American States Water Co.[1]	162	10,860
AquaVenture Holdings Ltd.[2]	163	3,079
Artesian Resources Corp., Class A	130	4,533
Atlantic Power Corp.[2]	2,306	5,004
Avista Corp.	122	5,183
Black Hills Corp.	107	6,717
California Water Service Group	200	9,532
Chesapeake Utilities Corp.	113	9,187
Clearway Energy, Inc., Class A1	520	8,798
Clearway Energy, Inc., Class C	537	9,263
Connecticut Water Service, Inc.	170	11,368
Consolidated Water Co. Ltd.	422	4,920
El Paso Electric Co.	129	6,467
Global Water Resources, Inc.	277	2,809
IDACORP, Inc.	44	4,095
MGE Energy, Inc.	100	5,996
Middlesex Water Co.	257	13,711
New Jersey Resources Corp.	236	10,778
Northwest Natural Holding Co.[1]	154	9,311
NorthWestern Corp.	114	6,776
ONE Gas, Inc.	65	5,174
Otter Tail Corp.	219	10,871
Pattern Energy Group, Inc., Class A	273	5,083
PNM Resources, Inc.	127	5,218
Portland General Electric Co.	116	5,319
Pure Cycle Corp.[2]	435	4,320
RGC Resources, Inc.	144	4,314
SJW Group	145	8,065
South Jersey Industries, Inc.[1]	174	4,837
Southwest Gas Holdings, Inc.	88	6,732
Spire, Inc.	72	5,334
Unitil Corp.	261	13,217
York Water Co. (The)	126	4,040
Total Utilities		235,713

74     OPPENHEIMER ETF TRUST

	Shares	Value
Total Common Stocks (Cost $10,790,667)		$10,427,582
Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $28,462)	28,462	28,462
Investment of Cash Collateral for Securities Loaned—2.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 2.29%[3] (Cost $290,397)	290,397	290,397
Total Investments—102.7% (Cost $11,109,526)		10,746,441
Liabilities in Excess of Other Assets—(2.7)%		(286,573)
Net Assets—100.0%		$10,459,868

PLC – Public Limited Company

REIT – Real Estate Investment Trust

1. All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,090,527; total value of the collateral held by the Fund was $2,129,761. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,839,364 (Note 4).

2. Non-income producing security.

3. Rate shown represents annualized 7-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

75     OPPENHEIMER ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2018 Unaudited

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$4,824,167	$4,721,011	$4,916,468	$4,724,042
Cash	627	611	36	1,997
Receivables and other assets:
Dividends	4,099	7,871	7,124	7,280
Investment securities sold	3,469	—	—	—
Securities lending income, net (Note 4)	17	21	5	71
Total Assets	4,832,379	4,729,514	4,923,633	4,733,390

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	9,833	6,707	—	42,985
Investment securities purchased	4,368	—	—	—
Management fees (Note 9)	807	796	823	791
Total Liabilities	15,008	7,503	823	43,776

Net Assets	$4,817,371	$4,722,011	$4,922,810	$4,689,614

Composition of Net Assets:
Paid-in capital	$5,055,881	$5,143,926	$5,015,162	$5,207,579
Total accumulated loss	(238,510)	(421,915)	(92,352)	(517,965)

Net Assets	$4,817,371	$4,722,011	$4,922,810	$4,689,614
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	200,000	200,000
Net asset value, offering and redemption price per share	$24.09	$23.61	$24.61	$23.45
Investments at cost	$4,655,669	$5,123,295	$4,964,679	$5,212,157
1. Includes value of securities on loan:	$122,175	$221,130	$34,225	$838,700
2. Non-cash collateral for securities on loan:	$114,293	$217,899	$34,771	$808,963

76     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Dynamic Multifactor ETF	Oppenheimer Russell 2000® Dynamic Multifactor ETF
Assets:
Investments at value (including securities on loan) (Note 3)[1]	$4,915,793	$4,748,000	$232,955,537	$10,7 46,441
Cash	817	—	212,029	—
Receivables and other assets:
Dividends	5,201	10,547	415,965	19,969
Investment securities sold	—	—	362,786	1,301
Securities lending income, net (Note 4)	20	5	1,696	584
Total Assets	4,921,831	4,758,552	233,948,013	10,768,295

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)[2]	—	—	1,351,664	290,397
Due to custodian	—	15	—	14,185
Investment securities purchased	—	—	449,869	—
Management fees (Note 9)	821	800	62,462	3,845
Total Liabilities	821	815	1,863,995	308,427

Net Assets	$4,921,010	$4,757,737	$232,084,018	$10,459,868

Composition of Net Assets:
Paid-in capital	$5,186,890	$5,119,257	$250,806,208	$12,460,086
Total accumulated loss	(265,880)	(361,520)	(18,722,190)	(2,000,218)

Net Assets	$4,921,010	$4,757,737	$232,084,018	$10,459,868
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	9,250,000	450,000
Net asset value, offering and redemption price per share	$24.60	$23.79	$25.09	$23.24
Investments at cost	$5,139,859	$5,087,125	$241,820,071	$11,109,526
1. Includes value of securities on loan:	$120,682	$60,352	$20,908,131	$2,090,527
2. Non-cash collateral for securities on loan:	$122,586	$61,449	$19,894,765	$1,839,364

The accompanying notes are an integral part of these financial statements.

77     OPPENHEIMER ETF TRUST

STATEMENTS OF OPERATIONS For The Period Ended December 31, 2018

Unaudited

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Investment Income:
Dividend income	$45,340	$66,427	$62,585	$46,341
Foreign withholding tax	(8)	(15)	—	(39)
Securities lending income, net (Note 4)	107	132	64	611
Total Income	45,439	66,544	62,649	46,913

Expenses:
Management fees (Note 9)	5,201	5,042	5,107	5,129
Net Investment Income	40,238	61,502	57,542	41,784

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(290,379)	16,139	10,852	10,672
Net change in unrealized depreciation on investments	(234,409)	(474,246)	(202,896)	(693,536)
Net realized and unrealized loss on investments	(524,788)	(458,107)	(192,044)	(682,864)
Net Decrease in Net Assets Resulting From Operations	$(484,550)	$(396,605)	$(134,502)	$(641,080)

78     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Investment Income:
Dividend income	$47,597	$90,306	$2,226,066	$124,664
Foreign withholding tax	(15)	(15)	(926)	(21)
Securities lending income, net (Note 4)	79	58	2,799	2,810
Total Income	47,661	90,349	2,227,939	127,453

Expenses:
Management fees (Note 9)	5,229	4,941	268,314	25,218
Net Investment Income	42,432	85,408	1,959,625	102,235

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,742	(456)	(19,603,274)	(1,506,116)
Net realized gain on in-kind redemptions	—	—	10,998,321	713,477
Total net realized gain (loss)	7,742	(456)	(8,604,953)	(792,639)
Net change in unrealized depreciation on investments	(462,838)	(270,561)	(7,626,838)	(879, 792)
Net realized and unrealized loss on investments	(455,096)	(271,017)	(16,231,791)	(1,672,431)
Net Decrease in Net Assets Resulting From Operations	$(412,664)	$(185,609)	$(14,272,166)	$(1,570,196)

The accompanying notes are an integral part of these financial statements.

79     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer Russell 1000® Momentum Factor ETF		Oppenheimer Russell 1000® Value Factor ETF
	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]
Operations
Net investment income	$40,238	$49,809	$61,502	$67,244
Net realized gain (loss) on investments	(290,379)	(50,892)	16,139	109,446
Net change in unrealized appreciation (depreciation) on investments	(234,409)	402,907	(474,246)	71,962
Net increase (decrease) in net assets resulting from operations	(484,550)	401,824	(396,605)	248,652
Dividends and Distributions Declared	(41,752)	(46,812)	(65,123)	(63,100)

Shareholder Transactions:
Proceeds from shares sold	—	7,633,804	—	6,314,889
Cost of shares redeemed	—	(2,645,143)	—	(1,316,702)
Net increase in net assets resulting from shareholder transactions	—	4,988,661	—	4,998,187
Increase (Decrease) in net assets	(526,302)	5,343,673	(461,728)	5,183,739
Net Assets:
Beginning of period	5,343,673	—	5,183,739	—
End of period	$4,817,371	$5,343,673	$4,722,011	$5,183,739

Changes in Shares Outstanding:
Shares outstanding, beginning of period	200,000	—	200,000	—
Shares sold	—	300,000	—	250,000
Shares redeemed	—	(100,000)	—	(50,000)
Shares outstanding, end of period	200,000	200,000	200,000	200,000

1. Commencement of operations.

2. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

80     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Momentum Factor ETF		Oppenheimer Russell 1000® Value Factor ETF
	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]
Operations
Net investment income	$57,542	$70,946	$41,784	$49,846
Net realized gain (loss) on investments	10,852	(35,265)	10,672	180,317
Net change in unrealized appreciation (depreciation) on investments	(202,896)	154,685	(693,536)	205,421
Net increase (decrease) in net assets resulting from operations	(134,502)	190,366	(641,080)	435,584

Dividends and Distributions Declared	(62,074)	(66,067)	(59,909)	(43,194)

Shareholder Transactions:
Proceeds from shares sold	—	6,286,539	—	6,367,861
Cost of shares redeemed	—	(1,291,452)	—	(1,369,648)
Net increase in net assets resulting from shareholder transactions	—	4,995,087	—	4,998,213
Increase (Decrease) in net assets	(196,576)	5,119,386	(700,989)	5,390,603

Net Assets:
Beginning of period	5,119,386	—	5,390,603	—
End of period	$4,922,810	$5,119,386	$4,689,614	$5,390,603

Changes in Shares Outstanding:
Shares outstanding, beginning of period	200,000	—	200,000	—
Shares sold	—	250,000	—	250,000
Shares redeemed	—	(50,000)	—	(50,000)
Shares outstanding, end of period	200,000	200,000	200,000	200,000

1. Commencement of operations.

2. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.

81     OPPENHEIMER ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS Continued

	Oppenheimer Russell 1000® Quality Factor ETF		Oppenheimer Russell 1000® Yield Factor ETF
	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]
Operations
Net investment income	$42,432	$52,590	$85,408	$100,829
Net realized gain (loss) on investments and in-kind redemptions	7,742	137,210	(456)	104,583
Net change in unrealized appreciation (depreciation) on investments	(462,838)	238,772	(270,561)	(68,564)
Net increase (decrease) in net assets resulting from operations	(412,664)	428,572	(185,609)	136,848

Dividends and Distributions Declared	(44,698)	(49,684)	(94,212)	(92,937)

Shareholder Transactions:
Proceeds from shares sold	—	6,364,054	—	6,260,772
Cost of shares redeemed	—	(1,364,570)	—	(1,267,125)
Net increase (decrease) in net assets resulting from shareholder transactions	—	4,999,484	—	4,993,647
Increase (Decrease) in net assets	(457,362)	5,378,372	(279,821)	5,037,558

Net Assets:
Beginning of period	5,378,372	—	5,037,558	—
End of period	$4,921,010	$5,378,372	$4,757,737	$5,037,558

Changes in Shares Outstanding:
Shares outstanding, beginning of period	200,000	—	200,000	—
Shares sold	—	250,000	—	250,000
Shares redeemed	—	(50,000)	—	(50,000)
Shares outstanding, end of period	200,000	200,000	200,000	200,000

1. Commencement of operations.

2. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

82     OPPENHEIMER ETF TRUST

	Oppenheimer Russell 1000® Dynamic Multifactor ETF		Oppenheimer Russell 2000® Dynamic Multifactor ETF
	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 8, 2017[1] to June 30, 2018[2]
Operations
Net investment income	$1,959,625	$235,636	$102,235	$109,876
Net realized gain (loss) on investments and in-kind redemptions	(8,604,953)	(10,373)	(792,639)	591,808
Net change in unrealized appreciation (depreciation) on investments	(7,626,838)	(1,237,696)	(879,602)	516,707
Net increase (decrease) in net assets resulting from operations	(14,272,166)	(1,012,433)	(1,570,006)	1,218,391

Dividends and Distributions Declared	(2,018,694)	(143,972)	(115,510)	(89,510)

Shareholder Transactions:
Proceeds from shares sold	262,154,261	186,408,815	6,440,070	33,426,706
Cost of shares redeemed	(164,371,122)	(34,660,671)	(7,855,286)	(20,994,797)
Net increase (decrease) in net assets resulting from shareholder transactions	97,783,139	151,748,144	(1,415,216)	12,431,909
Increase (Decrease) in net assets	81,492,279	150,591,739	(3,100,732)	13,560,790

Net Assets:
Beginning of period	150,591,739	—	13,560,790	—
End of period	$232,084,018	$150,591,739	$10,460,058	$13,560,790

Changes in Shares Outstanding:
Shares outstanding, beginning of period	5,650,000	—	500,000	—
Shares sold	9,550,000	6,950,000	250,000	1,300,000
Shares redeemed	(5,950,000)	(1,300,000)	(300,000)	(800,000)
Shares outstanding, end of period	9,250,000	5,650,000	450,000	500,000

1. Commencement of operations.

2. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 — Significant Accounting Policies — New Accounting Pronouncements for further details.

The accompanying notes are an integral part of these financial statements.

83     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Momentum Factor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.72	$25.00
Net investment income[2]	0.20	0.25
Net realized and unrealized gain (loss) on investments	(2.62)	1.70
Total gain (loss) from investment operations	(2.42)	1.95

Less Distributions from:
Net investment income	(0.21)	(0.23)
Net asset value, end of period	$24.09	$26.72

Total Return at Net Asset Value[3]	(9.13)%	7.81%

Total Return at Market Value[3]	(9.04)%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,817	$5,344
Average Net Assets (000’s omitted)	5,430	5,268
Ratio to average net assets of:
Expenses	0.19%[4]	0.19%[4]
Net investment income	1.47%[4]	1.48%[4]
Portfolio turnover rate[5]	19.29%	22.11%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

84     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Value Factor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.92	$25.00
Net investment income[2]	0.31	0.34
Net realized and unrealized gain (loss) on investments	(2.29)	0.90
Total gain (loss) from investment operations	(1.98)	1.24

Less Distributions from:
Net investment income	(0.33)	(0.32)
Net asset value, end of period	$23.61	$25.92

Total Return at Net Asset Value[3]	(7.72)%	4.92%

Total Return at Market Value[3]	(7.73)%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,722	$5,184
Average Net Assets (000’s omitted)	5,264	5,257
Ratio to average net assets of:
Expenses	0.19%[4]	0.19%[4]
Net investment income	2.32%[4]	2.00%[4]
Portfolio turnover rate[5]	0.95%	24.50%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

85     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Low Volatility Factor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.60	$25.00
Net investment income[2]	0.29	0.35
Net realized and unrealized gain (loss) on investments	(0.97)	0.58
Total gain (loss) from investment operations	(0.68)	0.93

Less Distributions from:
Net investment income	(0.31)	(0.33)
Net asset value, end of period	$24.61	$25.60

Total Return at Net Asset Value[3]	(2.68)%	3.69%

Total Return at Market Value[3]	(2.63)%	3.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,923	$5,119
Average Net Assets (000’s omitted)	5,332	5,152
Ratio to average net assets of:
Expenses	0.19%[4]	0.19%[4]
Net investment income	2.14%[4]	2.16%[4]
Portfolio turnover rate[5]	1.60%	6.68%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

86     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Size Factor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.95	$25.00
Net investment income[2]	0.21	0.25
Net realized and unrealized gain (loss) on investments	(3.41)	1.92
Total gain (loss) from investment operations	(3.20)	2.17

Less Distributions from:
Net investment income	(0.25)	(0.22)
Realized gains	(0.05)	—
Total distributions	(0.30)	(0.22)
Net asset value, end of period	$23.45	$26.95

Total Return at Net Asset Value[3]	(11.96)%	8.68%

Total Return at Market Value[3]	(12.02)%	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,690	$5,391
Average Net Assets (000’s omitted)	5,355	5,261
Ratio to average net assets of:
Expenses	0.19%[4]	0.19%[4]
Net investment income	1.55%[4]	1.48%[4]
Portfolio turnover rate[5]	2.40%	18.35%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

87     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Quality Factor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.89	$25.00
Net investment income[2]	0.21	0.26
Net realized and unrealized gain (loss) on investments	(2.28)	1.88
Total gain (loss) from investment operations	(2.07)	2.14

Less Distributions from:
Net investment income	(0.22)	(0.25)
Net asset value, end of period	$24.60	$26.89

Total Return at Net Asset Value[3]	(7.72)%	8.57%

Total Return at Market Value[3]	(7.69)%	8.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,921	$5,378
Average Net Assets (000’s omitted)	5,459	5,257
Ratio to average net assets of:
Expenses	0.19%[4]	0.19%[4]
Net investment income	1.54%[4]	1.56%[4]
Portfolio turnover rate[5]	1.13%	22.05%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

88    OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Yield Factor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.19	$25.00
Net investment income[2]	0.43	0.50
Net realized and unrealized gain (loss) on investments	(1.36)	0.15
Total gain (loss) from investment operations	(0.93)	0.65

Less Distributions from:
Net investment income	(0.47)	(0.46)
Net asset value, end of period	$23.79	$25.19

Total Return at Net Asset Value[3]	(3.75)%	2.59%

Total Return at Market Value[3]	(4.06)%	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,758	$5,038
Average Net Assets (000’s omitted)	5,158	5,102
Ratio to average net assets of:
Expenses	0.19%[4]	0.19%[4]
Net investment income	3.28%[4]	3.10%[4]
Portfolio turnover rate[5]	1.68%	10.14%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

89     OPPENHEIMER ETF TRUST

FINANCIAL HIGHLIGHTS Continued

For a share outstanding throughout each period presented.

Oppenheimer Russell 1000® Dynamic Multifactor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.65	$25.00
Net investment income[2]	0.29	0.22
Net realized and unrealized gain (loss) on investments	(1.58)	1.59
Total gain (loss) from investment operations	(1.29)	1.81

Less Distributions from:
Net investment income	(0.27)	(0.16)
Net asset value, end of period	$25.09	$26.65

Total Return at Net Asset Value[3]	(4.89)%	7.26%

Total Return at Market Value[3]	(4.88)%	7.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$232,084	$150,592
Average Net Assets (000’s omitted)	183,536	25,996
Ratio to average net assets of:
Expenses	0.29%[4]	0.29%[4]
Net investment income	2.12%[4]	1.42%[4]
Portfolio turnover rate[5]	159.30	213.35%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

90     OPPENHEIMER ETF TRUST

For a share outstanding throughout each period presented.

Oppenheimer Russell 2000® Dynamic Multifactor ETF	Six Months Ended December 31, 2018 (Unaudited)	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$27.12	$25.00
Net investment income[2]	0.22	0.22
Net realized and unrealized gain (loss) on investments	(3.84)	2.08
Total gain (loss) from investment operations	(3.62)	2.30

Less Distributions from:
Net investment income	(0.26)	(0.18)
Net asset value, end of period	$23.24	$27.12

Total Return at Net Asset Value[3]	(13.43)%	9.22%

Total Return at Market Value[3]	(13.40)%	9.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$10,460	$13,561
Average Net Assets (000’s omitted)	12,827	13,212
Ratio to average net assets of:
Expenses	0.39%[4]	0.39%[4]
Net investment income	1.58%[4]	1.30%[4]
Portfolio turnover rate[5]	99.35%	172.92%

1. Commencement of operations.

2. Based on average daily shares outstanding.

3. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.

4. Annualized for periods less than one full year.

5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

91     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 2018 Unaudited

1. Organization

Oppenheimer ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eighteen funds. Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF are each a series of the Trust (the “Funds”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services Investment Companies. Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, and Oppenheimer Russell 2000® Dynamic Multifactor ETF are diversified funds under the Act. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)	Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations.

92     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (“REITs”) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

93     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2018, including open tax years and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

94     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards[1]	Post-October Capital Losses[2]	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer Russell 1000® Momentum Factor ETF	$2,997	$—	$(83,583)	$—	$368,378
Oppenheimer Russell 1000® Value Factor ETF	4,144	—	(25,261)	—	60,930
Oppenheimer Russell 1000® Low Volatility Factor ETF	4,879	—	(8,400)	—	107,745
Oppenheimer Russell 1000® Size Factor ETF	10,140	—	—	—	172,884
Oppenheimer Russell 1000® Quality Factor ETF	2,906	—	(30,970)	—	219,546
Oppenheimer Russell 1000® Yield Factor ETF	7,892	—	(1,168)	—	(88,423)
Oppenheimer Russell 1000® Dynamic Multifactor ETF	91,664	—	(939,380)	—	(1,583,614)
Oppenheimer Russell 2000® Dynamic Multifactor ETF	20,387	—	(750,771)	—	415,872

1. During the reporting period, the Funds did not utilize any capital loss carryforward.

2. At period end, the Funds elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

95     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

At June 30, 2018, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards can be carried forward indefinitely.

Fund	Short Term Post-Effective No Expiration	Long Term Post- Effective No Expiration	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$83,583	$—	$83,583
Oppenheimer Russell 1000® Value Factor ETF	25,261	—	25,261
Oppenheimer Russell 1000® Low Volatility Factor ETF	8,400	—	8,400
Oppenheimer Russell 1000® Size Factor ETF	—	—	—
Oppenheimer Russell 1000® Quality Factor ETF	30,970	—	30,970
Oppenheimer Russell 1000® Yield Factor ETF	1,168	—	1,168
Oppenheimer Russell 1000® Dynamic Multifactor ETF	939,380	—	939,380
Oppenheimer Russell 2000® Dynamic Multifactor ETF	750,771	—	750,771

The tax character of distributions paid during the reporting periods:

	Period Ended June 30, 2018
Fund:	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$46,812	$—	$46,812
Oppenheimer Russell 1000® Value Factor ETF	63,100	—	63,100
Oppenheimer Russell 1000® Low Volatility Factor ETF	66,067	—	66,067
Oppenheimer Russell 1000® Size Factor ETF	43,194	—	43,194
Oppenheimer Russell 1000® Quality Factor ETF	49,684	—	49,684
Oppenheimer Russell 1000® Yield Factor ETF	92,937	—	92,937
Oppenheimer Russell 1000® Dynamic Multifactor ETF	143,972	—	143,972
Oppenheimer Russell 2000® Dynamic Multifactor ETF	89,510	—	89,510

For the year ended June 30, 2018, distributions paid to shareholders were as follows:

Fund:	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$46,812	$—	$46,812
Oppenheimer Russell 1000® Value Factor ETF	63,100	—	63,100
Oppenheimer Russell 1000® Low Volatility Factor ETF	66,067	—	66,067
Oppenheimer Russell 1000® Size Factor ETF	43,194	—	43,194
Oppenheimer Russell 1000® Quality Factor ETF	49,684	—	49,684
Oppenheimer Russell 1000® Yield Factor ETF	92,937	—	92,937
Oppenheimer Russell 1000® Dynamic Multifactor ETF	143,972	—	143,972
Oppenheimer Russell 2000® Dynamic Multifactor ETF	89,510	—	89,510

96     OPPENHEIMER ETF TRUST

2. Significant Accounting Policies (Continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Russell 1000® Momentum Factor ETF	$4,978,326	$451,343	$(82,965)	$368,378
Oppenheimer Russell 1000® Value Factor ETF	5,130,360	236,240	(175,310)	60,930
Oppenheimer Russell 1000® Low Volatility Factor ETF	5,006,778	295,347	(187,602)	107,745
Oppenheimer Russell 1000® Size Factor ETF	5,322,973	395,265	(222,381)	172,884
Oppenheimer Russell 1000® Quality Factor ETF	5,164,227	366,684	(147,138)	219,546
Oppenheimer Russell 1000® Yield Factor ETF	5,124,068	164,185	(252,608)	(88,423)
Oppenheimer Russell 1000® Dynamic Multifactor ETF	152,290,319	1,258,632	(2,842,246)	(1,583,614)
Oppenheimer Russell 2000® Dynamic Multifactor ETF	13,514,938	719,778	(303,906)	415,872

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of October 31, 2018, had no effect on the Funds’ net assets or results of operations.

97     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

2. Significant Accounting Policies (Continued)

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter equity securities are valued at the last sales price or , if no sale occurred, at the mean of quoted bid and ask prices. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs

98     OPPENHEIMER ETF TRUST

3. Securities Valuation (Continued)

and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)		(Level 3)
Fund	Common Stocks	Preferred Stocks	Money Market Funds	Common Stocks	Preferred Stocks	Common Stocks	Total
Oppenheimer Russell 1000® Momentum Factor ETF	$4,810,560	$—	$13,607	$—	$—	$ —	$4,824,167
Oppenheimer Russell 1000® Value Factor ETF	4,705,266		15,745	—	—	—	4,721,011
Oppenheimer Russell 1000® Low Volatility Factor ETF	4,910,846	—	5,622	—	—	—	4,916,468
Oppenheimer Russell 1000® Size Factor ETF	4,678,562	—	45,480	—	—	—	4,724,042
Oppenheimer Russell 1000® Quality Factor ETF	4,912,322	—	3,471	—	—	—	4,915,793
Oppenheimer Russell 1000® Yield Factor ETF	4,740,688	—	7,312	—	—	—	4,748,000
Oppenheimer Russell 1000® Dynamic Multifactor ETF	231,594,546	—	1,360,991	—	—	—	232,955,537
Oppenheimer Russell 2000® Dynamic Multifactor ETF	10,427,582	—	318,859	—	—	—	10,746,441

99      OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The values of loaned securities and related collateral outstanding at December 31, 2018 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2018, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

100     OPPENHEIMER ETF TRUST

4. Securities Lending (Continued)

Remaining Contractual Maturity of the Agreements, as of December 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Russell 1000® Momentum Factor ETF
Money Market Mutual Fund	$9,833	$—	$—	$—	$9,833
U.S. Government Securities	—	1,794	5,365	107,134	114,293
Total	$9,833	$1,794	$5,365	$107,134	$124,126
Oppenheimer Russell 1000® Value Factor ETF
Money Market Mutual Fund	$6,707	$—	$—	$—	$6,707
U.S. Government Securities	—	2,110	10,136	205,653	217,899
Total	$6,707	$2,110	$10,136	$205,653	$224,606
Oppenheimer Russell 1000® Low Volatility Factor ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	203	1,515	33,053	34,771
Total	$—	$203	$1,515	$33,053	$34,771
Oppenheimer Russell 1000® Size Factor ETF
Money Market Mutual Fund	$42,985	$—	$—	$—	$42,985
U.S. Government Securities	—	8,522	30,915	769,526	808,963
Total	$42,985	$8,522	$30,915	$769,526	$851,948
Oppenheimer Russell 1000® Quality Factor ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	1,228	4,840	116,518	122,586
Total	$—	$1,228	$4,840	$116,518	$122,586
Oppenheimer Russell 1000® Yield Factor ETF
Money Market Mutual Fund	$—	$—	$—	$—	$—
U.S. Government Securities	—	410	2,263	58,776	61,449
Total	$—	$410	$2,263	$58,776	$61,449
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Money Market Mutual Fund	$1,351,664	$—	$—	$—	$1,351,664
U.S. Government Securities	—	138,550	648,020	19,108,195	19,894,765
Total	$1,351,664	$138,550	$648,020	$19,108,195	$21,246,429
Oppenheimer Russell 2000® Dynamic Multifactor ETF
Money Market Mutual Fund	$290,397	$—	$—	$—	$290,397
U.S. Government Securities	—	23,966	61,774	1,753,624	1,839,364
Total	$290,397	$23,966	$61,774	$1,753,624	$2,129,761

101     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

4. Securities Lending (Continued)

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer Russell 1000® Momentum Factor ETF	$122,175	$(7,882)	$(114,293)	$—	$—	$—	$—
Oppenheimer Russell 1000® Value Factor ETF	221,130	(3,231)	(217,899)	—	—	—	—
Oppenheimer Russell 1000® Low Volatility Factor ETF	34,225	—	(34,225)	—	—	—	—
Oppenheimer Russell 1000® Size Factor ETF	838,700	(29,737)	(808,963)	—	—	—	—
Oppenheimer Russell 1000® Quality Factor ETF	122,586	—	(122,586)	—	—	—	—
Oppenheimer Russell 1000® Yield Factor ETF	60,352	—	(60,352)	—	—	—	—
Oppenheimer Russell 1000® Dynamic Multifactor ETF	20,908,131	(1,013,366)	(19,894,765)	—	—	—	—
Oppenheimer Russell 2000® Dynamic Multifactor ETF	2,090,527	(251,163)	(1,839,364)	—	—	—	—

* The amount of collateral presented is limited such that the net amount cannot be less than zero.

5. Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may

102     OPPENHEIMER ETF TRUST

5. Investments and Risks (Continued)

be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6. Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

103     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

7. Shares of Beneficial Interest

As of December 31, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks consisting of 50,000 shares (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the period ended December 31, 2018, were as follows:

Fund	Purchases	Sales
Oppenheimer Russell 1000® Momentum Factor ETF	$1,044,888	$1,040,040
Oppenheimer Russell 1000® Value Factor ETF	49,355	62,306
Oppenheimer Russell 1000® Low Volatility Factor ETF	86,153	84,450
Oppenheimer Russell 1000® Size Factor ETF	127,359	135,475
Oppenheimer Russell 1000® Quality Factor ETF	61,866	61,079
Oppenheimer Russell 1000® Yield Factor ETF	85,954	100,084
Oppenheimer Russell 1000® Dynamic Multifactor ETF	298,245,280	299,978,182
Oppenheimer Russell 2000® Dynamic Multifactor ETF	12,545,916	12,776,684

104     OPPENHEIMER ETF TRUST

8. Purchases & Sales of Securities (Continued)

For the period ended December 31, 2018, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer Russell 1000® Momentum Factor ETF	$—	$—
Oppenheimer Russell 1000® Value Factor ETF	—	—
Oppenheimer Russell 1000® Low Volatility Factor ETF	—	—
Oppenheimer Russell 1000® Size Factor ETF	—	—
Oppenheimer Russell 1000® Quality Factor ETF	—	—
Oppenheimer Russell 1000® Yield Factor ETF	—	—
Oppenheimer Russell 1000® Dynamic Multifactor ETF	260,963,521	161,749,199
Oppenheimer Russell 2000® Dynamic Multifactor ETF	6,425,501	7,613,907

9. Fees, and Transactions with Affiliates

Management Fees. OFI has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

The investment management fee is a unitary fee paid monthly to the Adviser at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Adviser pays the expenses of each Fund other than the following expenses (which will be paid by the Funds): distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, litigation and indemnification expenses and other unusual fees not incurred in the ordinary course of the Funds’ business.

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees
Oppenheimer Russell 1000® Momentum Factor ETF	0.19%
Oppenheimer Russell 1000® Value Factor ETF	0.19%
Oppenheimer Russell 1000® Low Volatility Factor ETF	0.19%
Oppenheimer Russell 1000® Size Factor ETF	0.19%
Oppenheimer Russell 1000® Quality Factor ETF	0.19%
Oppenheimer Russell 1000® Yield Factor ETF	0.19%
Oppenheimer Russell 1000® Dynamic Multifactor ETF	0.29%
Oppenheimer Russell 2000® Dynamic Multifactor ETF	0.39%

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

105     OPPENHEIMER ETF TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited Continued

9. Fees, and Transactions with Affiliates (Continued)

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees or Officers of companies affiliated with OFI Global Asset Management, Inc., an affiliated company of the Adviser, OFDI, and the Adviser.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Adviser, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Trust’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of each Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund (and cash with respect to any fractional shares) as of the close of business on the closing date. Each Acquiring Fund will be managed by Invesco Capital Management, LLC, and will, as of the closing date, have substantially similar principal investment strategies and risks as each corresponding Fund. After the Reorganization, Invesco Capital Management, LLC will be the investment adviser to each Acquiring Fund, and each Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trust’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

106      OPPENHEIMER ETF TRUST

DISTRIBUTION SOURCES Unaudited

The table below details, on a per-share basis, the percentage of the ETF’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the ETF is paid back to you. A return of capital distribution does not necessarily reflect the ETF’s investment performance and should not be confused with “yield” or “income.” This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. The relative amount of the ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund and scroll down to ’Analytics’. The Fund’s latest distribution information will be shown, as well as the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Russell 1000 Dynamic Multifactor ETF	12/27/18	12/26/18	12/28/18	84.6%	0.0%	15.4%
Oppenheimer Russell 2000 Dynamic Multifactor ETF	12/27/18	12/26/18	12/28/18	83.8%	0.0%	16.2%
Oppenheimer Russell 1000 Momentum Factor ETF	12/27/18	12/26/18	12/28/18	95.7%	0.0%	4.3%
Oppenheimer Russell 1000 Value Factor ETF	12/27/18	12/26/18	12/28/18	89.1%	0.0%	10.9%
Oppenheimer Russell 1000 Low Volatility Factor ETF	12/27/18	12/26/18	12/28/18	90.3%	0.0%	9.7%
Oppenheimer Russell 1000 Size Factor ETF[1]	12/27/18	12/26/18	12/28/18	56.6%	0.0%	43.4%
Oppenheimer Russell 1000 Quality Factor ETF	12/27/18	12/26/18	12/28/18	93.1%	0.0%	6.9%
Oppenheimer Russell 1000 Yield Factor ETF	12/27/18	12/26/18	12/28/18	85.9%	0.0%	14.1%

1. The Fund has made distributions from net profits from the sales of securities and, after giving effect to such distributions, had a deficit, in aggregate of (a) accumulated undistributed realized profits less losses on the sale of securities and (b) a cumulative loss, net of realized capital gains/losses and unrealized appreciation/depreciation of portfolio securities, totaled $2.9051 per share as of the date of distribution. Of that amount, $2.7671 per share represents unrealized depreciation of portfolio securities.

107     OPPENHEIMER ETF TRUST

SUPPLEMENTAL INFORMATION Unaudited

Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure
Oppenheimer ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

108     OPPENHEIMER ETF TRUST

OPPENHEIMER ETF TRUST

Trustees and Officers
Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Frank Vallario, Vice President
Donal Bishnoi, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Stephanie Bullington , Treasurer and Principal Financial & Accounting Officer

Investment Adviser	OFI Advisors, LLC

Distributor	OppenheimerFunds Distributor, Inc.

Administrator, Custodian and Transfer Agent	The Bank of New York Mellon

Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

Legal Counsel	Ropes & Gray LLP

© 2018 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us
Oppenheimer ETF Trust is distributed by
OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.013.1218     December 31, 2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	2/15/2019

By (Signature and Title)*	/s/ Stephanie Bullington
Stephanie Bullington
Principal Financial Officer

Date	2/15/2019

* Print the name and title of each signing officer under his or her signature.